As filed with the Securities and Exchange Commission on April 24, 2020
Registration Numbers 333-190296/811-04001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement Under The Securities Act Of 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 7	☒
And/Or
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 279	☒

Metropolitan Life Separate Account E
(Exact Name of Registrant)
Metropolitan Life Insurance Company
(Exact Name of Depositor)
200 Park Avenue, New York, New York 10166
(Address of Depositor’s Principal Executive Offices) (zip code)
(212) 578-9500
(Depositor’s Telephone Number, including Area Code)

(Name and Address of Agent for Service)
Stephen Gauster, Esq.
Executive Vice President and General Counsel
Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166
COPIES TO:
W. Thomas Conner, Esq.
Vedder Price P.C.
1401 I Street NW, Suite 1100
Washington, D.C. 20005

Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□ days after filing pursuant to paragraph (a)(1) of Rule 485.

□ pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

Gold Track Select Prospectus
This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the “Contract”) issued by Metropolitan Life Insurance Company (the “Company", “Our”, “Us” or “We”). The Contract is available for use in connection with 401(a) Plans, 401(k) Plans, 403 Plans and 457(b) Plans. This version of the Contract is only available in New York State.
The Contract’s value will vary daily to reflect the investment experience of the Divisions of the Underlying Funds (referred to as “Subaccounts” in Your Contract available through Metropolitan Life Separate Account E) You select and, subject to availability, the interest credited to the Fixed Account. The Underlying Funds available for all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C
American Funds® Growth Allocation Portfolio — Class C
American Funds® Moderate Allocation Portfolio — Class C
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Brighthouse/Wellington Large Cap Research Portfolio — Class E
Clarion Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B (formerly Oppenheimer Global Equity Portfolio)
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B (formerly ClearBridge Aggressive Growth Portfolio)
MetLife Multi-Index Targeted Risk Portfolio — Class B
MFS® Research International Portfolio — Class B
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
Schroders Global Multi-Asset Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Jennison Growth Portfolio — Class A
MetLife Aggregate Bond Index Portfolio — Class A
MetLife Mid Cap Stock Index Portfolio — Class G
MetLife MSCI EAFE® Index Portfolio — Class A
MetLife Russell 2000® Index Portfolio — Class A
MetLife Stock Index Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Small Cap Growth Portfolio

Certain Underlying Funds have been subject to a change. Please see "Appendix E — Additional Information Regarding the Underlying Funds."
The Fixed Account is described in a separate prospectus.
This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information (“SAI”) datedMay 1, 2020.
We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy or ask questions, write to Us at P.O. Box 10342, Des Moines, IA, 50306, call 1-800-842-9406, or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Variable Annuity Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Dated: May 1, 2020
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the shareholder reports will be made available on www.metlife.com, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications, including Portfolio prospectuses and other information we send you by contacting your Administrative Office.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please contact us at your Administrative Office if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policy.

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Glossary
Accumulation Period — The period before the commencement of Annuity Payments.
Accumulation Unit — An accounting unit of measure used to calculate Contract Values before Annuity Payments begin.
Annuitant — A person on whose life the Maturity Date depends and Annuity Payments are made.
Annuity — Payment of income for a stated period or amount.
Annuity Payments — A series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.
Annuity Period — The period following commencement of Annuity Payments.
Annuity Unit — An accounting unit of measure used to calculate the amount of Annuity Payments.
Beneficiary(ies) — The person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant’s, Annuitant’s or Contract Owner’s death, as applicable.
Cash Surrender Value — The Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.
Certificate — (If Applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.
Code — The Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (We, Us, Our) — Metropolitan Life Insurance Company (“MetLife”).
Competing Fund — Any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.
Contract — For convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.
Contract Date — The date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.
Contract Discontinuance — Termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.
Contract Owner — The person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.
Contract Value — the value of the Accumulation Units in Your Account (or a Participant’s Individual Account, if applicable) less any reductions for administrative charges.
Contract Year — Twelve-month periods beginning with the Contract Date, or any anniversary thereof.
DCA Program — Pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.
Death Report Date — The day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.
Division or Subaccount –- That portion of the assets of a Separate Account that is allocated to a particular Underlying Fund (referred to as Division throughout this Prospectus).
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.
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ERISA — The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.
Excess Plan Contributions — Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.
Fixed Account — An account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Fixed Annuity — An Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.
Good Order — A request or transaction generally is considered in “Good Order” if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative (where applicable) before submitting the form or request.
Home Office — The Home Office of Metropolitan Life Insurance Company, 200 Park Avenue New York, NY 10166, or any other office that We may designate for the purpose of administering this Contract.
Individual Account — An account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.
Maturity Date/Annuity Commencement Date — The date on which the Annuity Payments are to begin (referred to in the prospectus as Maturity Date).
Net Investment Rate — Assumed investment return during the Annuity Period for a Variable Annuity.
Participant — An individual participating under a group Contract or an eligible person who is a member in the Plan.
Payment Option — An Annuity or income option elected under Your Contract.
Plan — For a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403 or 457(b) of the Code.
Plan Administrator — The corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.
Plan Termination — Termination of Your Plan, including partial Plan Termination, as determined by Us.
Plan Trustee — The trustee specified in the Contract specifications.
Premium Tax — The amount of tax, if any, charged by the state or municipality.
Purchase Payments — The premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).
Qualified Contract — A Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, or 457(b) of the Code.
Separate Account — A segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of participants in the Separate Account. The Separate Account is Metropolitan Life Separate Account E.
Third Party Administrator (“TPA”) — An entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.
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Underlying Fund — A portfolio of an open-end management investment company that is registered with the SEC in which the Division invests.
Valuation Date — A day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.
Valuation Period — The period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Annuity — An Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.
Written Request — Written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.
You, Your — In this prospectus, depending on the context, "You" is the owner of the Contract or the Participant or Annuitant for whom money is invested under certain group arrangements. In cases where We are referring to giving instructions or making payments to Us for Qualified Contracts or Contracts used in connection with non-qualified deferred compensation plans or qualified excess benefit arrangements, "You" means the trustee or employer. Under certain group arrangements where the Participant or Annuitant is permitted to choose among Divisions, "You" means the Participant or Annuitant who is giving Us instructions about the Divisions. In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.
Your Account — Accumulation Units credited to You under this Contract.
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Summary:
Gold Track Select Annuity
This summary details some of the more important points that You should know and consider before purchasing the Contract. Please read the entire prospectus carefully.
Can you give me a general description of the Variable Annuity Contract? The Contract, issued by Metropolitan Life Insurance Company, is intended for retirement savings or other long-term investment purposes. This version of the Contract is only available in New York State.
The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Divisions and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Divisions fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Divisions.
The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.
During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose Your Annuity options and begin to receive payments, it cannot be changed.
Who can purchase this Contract? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403, or 457(b) of the Code). Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.
The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.
Can I exchange my current Annuity contract for this Contract? The Code generally permits You to exchange one Annuity contract for another in a “tax-free exchange.” Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.
Who is the Contract issued to? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract to the group. Where We refer to “You,” We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.
Depending on Your retirement Plan provisions, certain features and/or Divisions described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.
Is there a right to return period? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified plan/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it,
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You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). Upon exercise of the right to return, We refund all of Your Purchase Payments allocated to the Fixed Account. There is no right to return period for unallocated Contracts.
Can you give a general description of the Underlying Funds and how they operate? The Divisions invest in Underlying Funds available in the Separate Account. At Your direction, the Separate Account, through its Divisions, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Divisions.
You can transfer among the Divisions as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Divisions at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over ten years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Divisions may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.
What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. An administrative charge of 0.10% annually of the daily net asset value of each Division will be charged, depending upon the terms of Your allocated Contract. The maximum annual mortality and expense risk charge is 1.20% of the amounts You direct to the Divisions. Each Underlying Fund also charges for management costs and other expenses.
If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force.
Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the “The Annuity Period” section for a description of this benefit.
How will my Purchase Payments and withdrawals be taxed? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1⁄2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.
For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the required minimum distribution amounts.
How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.
What is the death benefit under the Contract? The death benefit applies before the payout phase upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the payout phase begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see “Death Proceeds After the Maturity Date” for more information). The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of
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Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. (Please refer to the “Death Benefit” section of the prospectus for more details.)
Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit Values.
Are there any additional features? This Contract has other features You may be interested in. These include:
•	Dollar Cost Averaging. This is a program that allows You to invest a fixed amount of money in Divisions each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
•	Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.
•	Systematic Withdrawal Option. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
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Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Divisions.
Contract Owner Maximum Transaction Expenses
Surrender Charge:	5% (1)
As a percentage of amount surrendered
Account Reduction Loan Initiation Fee	$75.00 (2)
Account Reduction Loan Maintenance Fee	$50.00
Transfer Charge	$10.00 (3)
Variable Liquidity Benefit Charge:	5% (4)
As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Maximum Annual Separate Account Charges
Administrative Charges
Administrative Charge
(As a percentage of average daily net assets of the Separate Account for allocated Contracts)	0.10%
Mortality & Expense Risk Charge
(As a percentage of average daily net assets of the Separate Account)	1.20%
Total Maximum Annual Separate Account Charges	1.30%

(1)	The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:

Contract Year	Surrender Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%
(2)	Loans will be charged an initial set-up fee of $75.00.
(3)	We do not currently assess the transfer charge.
(4)	The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.

Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%
Underlying Fund Expenses as of December 31, 2019 (unless otherwise indicated):
The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund’s management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each
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Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.42%
Underlying Fund Fees and Expenses
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.52%	0.25%	0.05%	—	0.82%	—	0.82%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.43%	1.05%	—	1.05%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.41%	1.04%	—	1.04%
BlackRock High Yield Portfolio — Class A	0.60%	—	0.08%	—	0.68%	0.01%	0.67%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.05%	—	0.82%	0.03%	0.79%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio — Class B	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.94%	—	1.42%	—	1.42%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
Schroders Global Multi-Asset Portfolio — Class B	0.63%	0.25%	0.04%	0.02%	0.94%	0.01%	0.93%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Balanced Portfolio — Class A	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MetLife Aggregate Bond Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife Mid Cap Stock Index Portfolio — Class G	0.25%	0.30%	0.05%	0.01%	0.61%	—	0.61%
MetLife MSCI EAFE® Index Portfolio — Class A	0.30%	—	0.07%	0.01%	0.38%	—	0.38%
MetLife Russell 2000® Index Portfolio — Class A	0.25%	—	0.06%	—	0.31%	—	0.31%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.06%	—	0.83%	—	0.83%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
MFS® Value Portfolio — Class B	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
Delaware VIP® Trust — Standard Class
Delaware VIP® Small Cap Value Series††	0.71%	—	0.06%	—	0.77%	—	0.77%
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.54%	0.25%	0.07%	—	0.86%	—	0.86%
Freedom 2020 Portfolio	—	0.25%	—	0.52%	0.77%	—	0.77%
Freedom 2025 Portfolio	—	0.25%	—	0.54%	0.79%	—	0.79%
Freedom 2030 Portfolio	—	0.25%	—	0.59%	0.84%	—	0.84%
Freedom 2040 Portfolio	—	0.25%	—	0.65%	0.90%	—	0.90%
Freedom 2050 Portfolio	—	0.25%	—	0.66%	0.91%	—	0.91%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund††	1.05%	0.25%	0.10%	0.01%	1.41%	—	1.41%
Templeton Foreign VIP Fund	0.80%	0.25%	0.05%	0.02%	1.12%	0.02%	1.10%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.08%	—	0.97%	—	0.97%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	—	0.73%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	0.01%	0.77%	—	0.77%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio††	0.45%	—	0.11%	—	0.56%	0.02%	0.54%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund††	0.65%	—	0.69%	—	1.34%	0.45%	0.89%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue through April 30, 2021. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” may be “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Example
The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.
The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the Funding Option Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.
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Example 1
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$762	$1,165	$1,644	$2,920	$262	$805	$1,374	$2,920
Underlying Fund with Minimum Total Annual Operating Expenses	$648	$ 820	$1,064	$1,738	$148	$460	$ 794	$1,738
Condensed Financial Information

See Appendix A.
The Annuity Contract and Your Retirement Plan

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to Divisions, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.
The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected.
Plan Terminations
Upon termination of a retirement plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.
This distribution is in cash or direct rollover to another employer plan or IRA. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See “Federal Tax Considerations.”) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus.
The Annuity Contract

Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus — it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract.
We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.
You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the investment options of
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Your choice. We offer multiple Divisions, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Divisions. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts You allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.
Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.
Contract Owner Inquiries
Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.
Allocated Contracts
A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.
Unallocated Contracts
We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.
The Contracts will be issued to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.
Purchase Payments
The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.
We will apply the initial Purchase Payment within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”)
We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the NYSE is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC). If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.
We will provide You with the address of the office to which subsequent Purchase Payments are to be sent.
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If You send subsequent Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.
Accumulation Units
The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Division has a corresponding Accumulation Unit Value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Division (or taken from each Division) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Division as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.
Valuation of Assets
Divisions of the Underlying Funds. The value of the assets of each Division is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the NYSE is open. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Accumulation Unit Value. The value of the Accumulation Unit for each Division was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Division from one Valuation Period to the next. The net investment factor for a Division for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Division at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
The Divisions of the Underlying Funds
You choose the Divisions to which You allocate Your Purchase Payments. From time to time We may make new Divisions available. The Divisions in the Separate Account invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund.
We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our
15

affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios subadvised by Our affiliates than those that are not, We may be more inclined to offer portfolios subadvised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see “Payments We Receive.” We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in the Contract Value of Your Contract resulting from the performance of the Divisions of the Underlying Funds You have chosen.
If investment in the Underlying Funds or a particular Underlying Fund is no longer possible and, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and the New York Department of Financial Services. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.
Payments We Receive. As described above, an investment adviser or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.
On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries (“Brighthouse”) where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. In June 2018, MetLife, Inc. sold Brighthouse Financial, Inc. common stock in exchange for MetLife, Inc. senior notes and Brighthouse was no longer considered a related party. At December 31, 2018, MetLife, Inc. no longer held any shares of Brighthouse Financial, Inc, for its own account; however, certain insurance company separate accounts managed by MetLife held shares of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2019, approximately 89% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
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Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund’s 12b-1 Plan, if any, is described in more detail in the Underlying Fund’s prospectus. (See “Fee Table — Underlying Fund Fees and Expenses” and “Other Information — Distribution of the Contracts.”) Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund’s 12b-1 Plan decrease the Underlying Fund’s investment return.
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment advisers and any subadviser.
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio — Class C	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio — Class C	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B (formerly Oppenheimer Global Equity Portfolio)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class B (formerly ClearBridge Aggressive Growth Portfolio)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio — Class B	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio — Class A	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio — Class G	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio — Class A	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio — Class A	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio — Class A	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Delaware VIP® Trust — Standard Class
Delaware VIP® Small Cap Value Series††	Seeks capital appreciation.	Delaware Management Company
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
Freedom 2040 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
Freedom 2050 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund††	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
ClearBridge Variable Dividend Strategy Portfolio	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio††	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; Western Asset Management Company Pte Ltd.
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund††	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Underlying Funds have been subject to a change. Please see “Appendix E — Additional Information Regarding the Underlying Funds.”
The Underlying Funds listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”).
(a) MetLife Multi-Index Targeted Risk Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite
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direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Underlying Funds from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Underlying Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Underlying Funds may offer the potential for higher returns. Please see the Underlying Funds prospectuses for more information in general, as well as more information about the managed volatility strategy.
Underlying Funds Which Are Fund of Funds
The following portfolios available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are “fund of funds”:
Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds ® Balanced Allocation Portfolio
American Funds ® Growth Allocation Portfolio
American Funds ® Moderate Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
“Fund of funds” Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such Underlying Funds are available under the Contract. However, only some of the Underlying Funds are available under the Contract.
Charges And Deductions

General
We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:
•	the ability for You to make withdrawals and surrenders under the Contracts;
•	the death benefit paid on the death of the Contract Owner or Annuitant;
•	the available Divisions and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);
•	administration of the Annuity options available under the Contracts; and
•	the distribution of various reports to Contract Owners.
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Costs and expenses We incur include:
•	losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
•	sales and marketing expenses including commission payments to Your sales representative (where applicable); and
•	other costs of doing business.
Risks We assume include:
•	that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;
•	that the amount of the death benefit will be greater than the Contract Value; and
•	that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all Divisions in which You are invested.
We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
Surrender Charge
We do not deduct a surrender charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract Value, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.
The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:
(a)	the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;
(b)	Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;
(c)	the expected level of commission We may pay to the agent or TPA for distribution expenses; and
(d)	any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.
We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:
•	retirement of Participant;
•	severance from employment by Participant;
•	loans (if available);
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•	hardship (as defined by the Code) suffered by the Participant;
•	death of Participant;
•	disability (as defined by the Code) of Participant;
•	return of Excess Plan Contributions;
•	required minimum distributions, generally when Participant reaches age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020);
•	transfers to an Employee Stock Fund;
•	certain Plan expenses, as mutually agreed upon;
•	annuitization under this Contract or another contract issued by Us;
•	for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457(b) deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree; or
•	to avoid required Federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)
For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first five Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.
For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
Free Withdrawal Allowance
For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.
Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1⁄2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.
Transfer Charge
We reserve the right to assess a transfer charge of up to $10 on transfers exceeding twelve per year. We will notify You in writing at Your last known address at least 31 days before We impose any such transfer charge.
Mortality and Expense Risk Charge
Each business day, We deduct a mortality and expense risk (“M&E”) charge from amounts We hold in the Divisions. We reflect the deduction in Our calculation of Accumulation and Annuity Unit Values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.
Underlying Fund Expenses
We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.
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Variable Liquidity Benefit Charge
If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.
We will assess the charge as a percentage of the total benefit received as follows:
Contract Year	Surrender Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%
Please refer to “The Annuity Period” section for a description of this benefit.
Administrative Charge
We deduct this charge each business day from Your assets allocated to the Separate Account in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Division. This charge is assessed during the Accumulation and Annuity Periods.
As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative charge, We consider certain factors including, but not limited to, the following:
(a)	The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically;
(b)	Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values; and
(c)	TPA and/or agent involvement.
TPA Administrative Charges
We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.
Premium Tax
New York State currently does not impose any Premium Taxes.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon Purchase Payments, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.
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Account Reduction Loan Fees
We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.
Transfers

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Divisions at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.
We reserve the right with 30 days advance written notice to restrict transfers from the Divisions to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. We will provide advance written notice if this restriction is subsequently lifted.
Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Division to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Divisions to which Your Contract Value is allocated.
You may also transfer between the Divisions and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Division investing in Competing Funds for a period of at least three months from the date of the transfer. Amounts previously transferred from a Competing Fund to a Division, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least three months from the date of the transfer. (Please refer to “Appendix D — Competing Funds.”)
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
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MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more “round-trips” of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion.
As a condition to making their portfolios available in Our products, American Funds® requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds® requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract Owners whose transfer activity in the American Funds portfolios violates the monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.
The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the
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trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Dollar Cost Averaging
Dollar Cost Averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to other Divisions on a monthly or quarterly basis during the Accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Division if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Value from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place.

You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Divisions over the remainder of that program transfer period, unless You direct otherwise.
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All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Divisions. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
We may terminate Your participation in the DCA Program upon notification of Your death.
Access to Your Money

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the Plan. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the Maturity Date.
We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract Value less any applicable withdrawal charge, and outstanding cash loans. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the Contract Value at the time of surrender.
We may withhold payment of Cash Surrender Value or a Participant’s loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.
If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You generally may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1⁄2; (b) no longer employed; (c) deceased; (d) disabled; or (e) experiencing a financial hardship. You should consult with Your tax adviser before making a withdrawal from Your Contract. Similar restrictions may apply if Your Contract is part of a 401 or 457 (b) Plan.
Systematic Withdrawals
Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Divisions and the Fixed Account in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.
We reserve the right to discontinue offering systematic withdrawals.
Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1⁄2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.
Account Reduction Loans
We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Account in which You then have a balance consisting of these sources of money.
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Loan repayments will be allocated on a pro-rata basis into the Divisions and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.
Ownership Provisions

Types of Ownership
Contract Owner
If a group “allocated” Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to “You,” We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.
You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.
Beneficiary
You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.
Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s Maturity Date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.
Annuitant
The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.
Death Benefit

Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company’s Home Office receives Due Proof of Death and instructions for payment in Good Order (“Death Report Date”).
We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.
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Death Benefit Proceeds Prior to the Maturity Date
Allocated Contract. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:
(a)	the Contract Value of the Participant’s Individual Account; or
(b)	the total Purchase Payments under that Participant’s Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders (including any applicable previously imposed withdrawal charges) as of the date We receive Due Proof of Death.
If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant’s Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.
Unallocated Contract. (This death benefit is available only with Our consent and by endorsement to the Contract.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:
(a)	the Contract Value attributable to the Participant under the Contract; or
(b)	the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.
If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.
Payment of Proceeds
We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.
If We are notified of Your death before any requested transaction is completed (which may include transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Yes
Beneficiary	No death proceeds are payable; Contract continues.	N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.	N/A
*	For deaths or annuitizations on or before 12/31/19 certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within five years of death. If mandatory distributions have begun, the five year payout option is not available For deaths or annuitizations after 12/31/19 Spousal Beneficiaries and other Eligible Designated Beneficiaries must begin taking distributions based on his/her life expectancy within one year of death or take a complete distribution of the Contract proceeds within ten (10) years of death. Non-Eligible Designated Beneficiaries must take a complete distribution of the Contract proceeds within ten (10) years of death.
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Death Proceeds after the Maturity Date
If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.
Total Control Account
If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract’s death benefit proceeds paid through a settlement option called the Total Control Account, subject to Our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.
Assets backing the Total Control Account are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
The Annuity Period

Maturity Date
Under the Contract, You can receive regular income payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made.
You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the required minimum distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner or, with Qualified Contracts, upon either the later of the Contract Owner’s attainment of age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020). or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of required minimum distributions.
If the Contract has no Maturity Date specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant’s 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant’s 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking required minimum distributions are allowed to go beyond the maximum Maturity Date.
Please be aware that once Your Contract is annuitized, You are ineligible to receive the death benefit.
Allocation of Annuity
You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Divisions and/or the Fixed Account as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Divisions and the Fixed Account in order to change the basis on which We will determine Annuity Payments. (See “Transfers.”)
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Variable Annuity
You may choose an Annuity payout that fluctuates depending on the investment experience of the Divisions. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Division by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.
Determination of First Annuity Payment. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.
The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your Net Investment Rate. Your Net Investment Rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Divisions is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Divisions is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Divisions. The total amount of each Annuity Payment will equal the sum of the basic payments in each Division. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Division by the corresponding Annuity Unit Value as of the date 14 days before the date the payment is due.
Fixed Annuity
You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under “Variable Annuity,”) except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.
Election of Options
Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.
Election of any of these options must be made by Written Request to Our Administrative Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:
(a)	the Participant’s name, address, date of birth, social security number;
(b)	the amount to be distributed;
(c)	the Annuity option which is to be purchased;
(d)	the date the Annuity option payments are to begin;
(e)	if the form of the Annuity provides a death benefit in the event of the Participant’s death, the name, relationship and address of the Beneficiary as designated by You; and
(f)	any other data that We may require.
The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive
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the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.
Retired Life Certificate
We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.
Allocation of Contract Value During the Annuity Period
At the time an Annuity option is elected, You also may elect to have the Participant’s Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Division(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values between the Divisions and the Fixed Account, as described in “Transfers” in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.
Annuity Options
Under a qualified retirement Plan, the Annuitant’s sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the Net Investment Rate and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.
Your income payment amount will depend upon Your choices. For lifetime options, the age of the Annuitant will also be considered. For example, Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.
Option 1 — Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.
Option 2 — Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.
Option 3 — Life Annuity — Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:
(a)	is the total amount applied under the option divided by the Annuity Unit Value on the due date of the first Annuity Payment; and
(b)	is
(1) the number of Annuity Units represented by each payment; times
(2) the number of payments made;
and for a Fixed Annuity:
(a)	is the Contract Value applied on the Maturity Date under this option; and
(b)	is the dollar amount of Annuity Payments already paid.
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Option 4 — Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.
Option 5 — Joint and Last Survivor Annuity — Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.
On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.
Option 6 — Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the required minimum distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 7 — Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.
Variable Liquidity Benefit
This benefit is only offered with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”
At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
Miscellaneous Contract Provisions

Right to Return
For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten (10) days after You receive it (the “right to return period”). Upon exercise of the right to return, We refund all of Your Purchase Payments allocated to the Fixed Account.
Termination of Allocated Contracts
For purposes of the following discussion, “You” and “Your” refer to the group Contract Owner.
Under the allocated Contracts, if the Contract Value in a Participant’s Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant’s Individual Account to Your Account.
Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.
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However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value, You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.
If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans, You must provide notice to, and receive consent from, all Contract Owners under this Contract for this distribution. If consent is not obtained and if the Contract has been issued to a non-ERISA 403(b) Plan, We will not accept any additional Purchase Payments under the Contract or issue new Certificates, but Certificates under the Contract, including any Fixed Account Contract rider, will continue.
If the Plan is terminated or the Contract is discontinued by You for any other reason, then upon discontinuance of the Contract the following rules apply.
On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:
(a)	accept no further payments for this Contract or Certificate;
(b)	pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and
(c)	pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.
We reserve the right to discontinue this Contract if:
(a)	the Contract Value of the Contract is less than the termination amount; or
(b)	We determine that the Plan or administration of the Plan is not in conformity with applicable law.
Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:
(a)	accept no further payments for this Contract or Certificates (If the Contract has been issued to a non-ERISA 403(b), We will not accept any additional Purchase Payments under the Contract or issue new Certificates, but Certificates under the Contract, including any Fixed Account Contract rider, will continue.);
(b)	pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and
(c)	pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.
For allocated Contracts, We will pay the Contract Value to the Participant, or the Contract Owner, if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.
If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.
Contract Exchanges
(a)	You may transfer all or any part of Your Account’s Cash Surrender Value from any Division to any contract not issued by Us. Such transfers may be subject to a surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account’s Cash Surrender Value from one Division and the Fixed Account to any contract not issued by Us.
(b)	Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new surrender charge may apply, as described in the new Contract.
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Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to six months.
Misstatement
We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner’s, Beneficiary’s or Annuitant’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.
Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. We are required to pay interest on any underpayments.
Funding Options
The Company reserves the right, subject to compliance with the law, to substitute Underlying Funds and/or offer additional Underlying Funds. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Funds’ Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
Cybersecurity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners’/Participants' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Us and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational Participant issues. Although We continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage this risk at all times.
The Separate Account

The Company issues the Contract under Metropolitan Life Separate Account E. The Separate Account was established on September 27, 1983 and is registered with the SEC as a unit investment trust under the 1940 Act.
We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of New York. Income, gains and losses, whether or not realized, from assets allocated to the Separate
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Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.
All investment income and other distributions of the Divisions are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Division at net asset value. Shares of the Divisions are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.
We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, MetLife, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.
The investment manager to certain of the Portfolios offered with the Contracts or with other variable annuity contracts issued through the Separate Account may be regulated as a Commodity Pool Operator. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
Performance Information
In advertisements for the Contract, We may include performance figures to show You how a Division has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Division and are not an indication of how a Division will perform in the future.
Performance figures for each Division are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Division. In those cases, We can create “hypothetical historical performance” of a Division. These figures show the performance that the Division would have achieved had it been available during the entire history of the Underlying Fund.
In a low interest rate environment, yields for fixed income Divisions, after deduction of the Mortality and Expense Risk Charge, Administrative Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund’s yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Division or participate in an asset allocation program where Contract Value is allocated to a fixed income Division under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.
Federal Tax Considerations

Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
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We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or ERISA.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
Any Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457 (b) nongovernmental or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
The Contract will accept as a single purchase payment, a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
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For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception applies.
These exceptions include but are not limited to withdrawals made:
(a)	on account of Your death or disability, or
(b)	as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to Your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Other exceptions may be applicable under certain circumstances and special rules may apply or may become applicable in connection with the exceptions enumerated above. You should consult with your tax advisor for further details.
Rollovers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	minimum distribution requirements,
(b)	financial hardship, or
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(c)	for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or Participant (under the rules for withdrawals or income payments, whichever is applicable).
Contracts annuitized on or before 12/20/19 and deaths occurring on or before 12/31/19
Distributions required from a qualified annuity Contract following Your death depend on whether You die before You had converted the Contract to an annuity form and started taking annuity payments (Your Annuity Starting Date).
If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
If the annuity is payable to (or for the benefit of) Your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If Your Contract permits, Your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1⁄2.
Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.
Contracts annuitized after 12/20/19 and deaths occurring after 12/31/19
Distributions required from a qualified Contract following Your death must be distributed to designated Beneficiaries within ten (10) years after the date of death. This distribution period applies regardless of whether You die before, on, or after the Annuity Starting Date, unless the designated Beneficiary is an Eligible Designated Beneficiary (EDB).
An Eligible Designated Beneficiary is an individual who, on the date of death, is:
(1) Your surviving spouse;
(2) Your child who has not yet reached the age of majority (as defined by federal tax law);
(3) a chronically ill individual as defined by the Code; or
(4) any other individual who is not more than ten (10) years younger than You
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An Eligible Designated Beneficiary may receive the remaining portion of the interest in the Contract over his/her life or life expectancy, beginning in the year following the year of death.
If your contract permits, your Eligible Designated Beneficiary spouse may delay the start of these payments until December 31 of the year You would have reached age 72.
Following the death of an Eligible Designated Beneficiary, the remaining interest in the Contract must be distributed within ten (10) years. In addition, a child who is an Eligible Designated Beneficiary because he or she has not yet reached the age of majority must have the the remaining interest in the Contract fully distributed within ten (10) years after reaching the age of majority.
Non-designated beneficiaries
Distributions required from a qualified Contract following your death must generally be distributed to Nondesignated beneficiaries (for example, charitable organizations or nonqualified trusts) within five (5) years of the date of death. However, if your death occurs after the Annuity Starting Date, the benefits may be paid out to the nondesignated beneficiary at least as rapidly as under the method of distribution being used as of the date of death.
Required Minimum Distributions
Generally, You must begin receiving amounts from Your retirement plan by April 1 following the latter of:
(a)	the calendar year in which You reach age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020), or
(b)	the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.
For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020) even if You have not retired.
Your required minimum distribution request must be in good order and payment must be processed by Us prior to the due date (generally the end of the calendar year, or April 1st of the year after You reach age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020) in order to satisfy the requirement for the applicable tax year.
A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the Your 403(b) plan contracts.
Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract Value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.
If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult Your own tax adviser as to how these rules affect your own Contract.
Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.
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Additional Information Regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a Participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1⁄2, You generally cannot withdraw money from your 403(b) Contract unless the withdrawal:
1.	Relates to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2.	Is exchanged to another permissible investment under your 403(b) plan;
3.	Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if Your plan allows it;
4.	Occurs after You die, leave Your job or become disabled (as defined by the Code);
5.	Is for financial hardship (but only to the extent of elective deferrals), if Your plan allows it;
6.	Relates to distributions attributable to certain 403(b) plan terminations, if the conditions of the Code are met;
7.	Relates to rollover or after-tax contributions; or
8.	Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.
Distinction for Puerto Rico Code
A Puerto Rico qualified retirement plan trust may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i) of the Employee Retirement Income Security Act of 1974, as amended (ERISA). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
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Distributions
Any amount received or made available to the employee under the qualified plan is generally includible in the gross income of the employee in the taxable year in which received or made available. However, Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source for distributions made before January 1, 2018. For distributions occurring after December 31, 2017 but before January 1, 2019, a 20% ordinary income tax rate may have applied to the total distribution if the payor withheld the 10% tax prescribed by the statute and deposited the withheld amount with the Puerto Rico Treasury within the required time frame required by the 2011 PR Code. However, the distribution of benefits in one lump-sum payment due to separation of employment or termination of a retirement plan occurring on or after January 1, 2019 will be treated as ordinary income subject to a withholding tax rate of 20%.
A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three- year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes Shares of stock of a Puerto Rico Registered Investment Company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico, bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of
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domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
Other Information

The Insurance Company
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States $280.6 billion general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities, at December 31, 2019. The Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.
Financial Statements
The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.
Distribution of the Contracts
MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts.) MLIDC does not retain any fees under the Contracts.
MLIDC’s principal executive offices are located at 200 Park Avenue, New York, New York 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
The Contracts are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts may also be sold through the mail, the Internet or by telephone.
There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge under the Contracts. MLIDC pays compensation based upon a “gross dealer concession” model. With respect to the Contracts, the maximum gross dealer concession is 5% of each purchase payment. The gross dealer concession applies each year the Contract is in force and, starting in the second Contract Year, is a maximum of 1.00% of the Contract Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.
We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC’s management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may
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also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines, directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask Your sales representative (where applicable) for further information about what Your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with Your purchase of a Contract.
From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company’s variable annuity contracts. We may also obtain access to an organization’s members to market our variable annuity contracts. These organizations are compensated for their sponsorship of Our variable annuity contracts in various ways. Primarily, they receive a flat fee from the Company. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, We hire organizations to perform administrative services for Us for which they are paid a fee based upon a percentage of the Contract Values their members hold in the Contracts. We also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
Conformity with State and Federal Laws
The laws of the state of New York govern the Contract. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state of New York. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Divisions. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.
The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.
Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Divisions corresponding to his or her interest.
46

Contract Modification
We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.
Third Party Requests
Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on Your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.
Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Underlying Funds is not reasonably practicable or it is not reasonably practicable to determine the value of the Underlying Funds net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.
Other Matters
The novel coronavirus COVID-19 pandemic is causing illnesses and deaths. This pandemic, other pandemics, and their related major public health issues are having a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to the Company. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.
47

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Appendix A

Condensed Financial Information
for Metropolitan Life Separate Account E
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.
Gold Track Select MLIC — Separate Account Charges 0.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (12/13)	2019	5.937	8.007	—
	2018	6.547	5.937	—
	2017	4.995	6.547	—
	2016	4.979	4.995	—
	2015	4.670	4.979	—
	2014	4.578	4.670	—
	2013	4.364	4.578	—
American Funds Growth Subaccount (Class 2) (12/13)	2019	49.150	64.083	—
	2018	49.421	49.150	—
	2017	38.638	49.421	—
	2016	35.396	38.638	—
	2015	33.224	35.396	—
	2014	30.710	33.224	—
	2013	29.445	30.710	—
American Funds Growth-Income Subaccount (Class 2) (12/13)	2019	31.806	39.999	—
	2018	32.482	31.806	—
	2017	26.621	32.482	—
	2016	23.943	26.621	—
	2015	23.670	23.943	—
	2014	21.459	23.670	—
	2013	20.576	21.459	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (12/13)	2019	3.879	4.449	—
	2018	3.994	3.879	—
	2017	3.707	3.994	—
	2016	3.254	3.707	—
	2015	3.390	3.254	—
	2014	3.288	3.390	—
	2013	3.263	3.288	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)	2019	2.143	2.724	—
	2018	2.390	2.143	—
	2017	1.950	2.390	—
	2016	1.795	1.950	—
	2015	1.837	1.795	—
	2014	1.753	1.837	—
	2013	1.680	1.753	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)	2019	3.242	4.162	—
	2018	3.836	3.242	—
	2017	3.445	3.836	—
	2016	2.632	3.445	—
	2015	2.791	2.632	—
	2014	2.752	2.791	—
	2013	2.645	2.752	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)	2019	1.213	1.463	—
	2018	1.413	1.213	—
	2017	1.102	1.413	—
	2016	0.989	1.102	—
	2015	1.148	0.989	—
	2014	1.228	1.148	—
	2013	1.208	1.228	—

Gold Track Select MLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)	2019	2.397	3.150	—
	2018	2.565	2.397	—
	2017	2.110	2.565	—
	2016	1.955	2.110	—
	2015	1.877	1.955	—
	2014	1.657	1.877	—
	2013	1.584	1.657	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)	2019	2.182	2.721	—
	2018	2.388	2.182	—
	2017	2.158	2.388	—
	2016	2.140	2.158	—
	2015	2.173	2.140	—
	2014	1.918	2.173	—
	2013	1.859	1.918	—
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (12/13)	2019	1.663	1.981	—
	2018	1.743	1.663	—
	2017	1.496	1.743	—
	2016	1.392	1.496	—
	2015	1.406	1.392	—
	2014	1.330	1.406	—
	2013	1.294	1.330	—
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (12/13)	2019	1.723	2.124	—
	2018	1.834	1.723	—
	2017	1.516	1.834	—
	2016	1.395	1.516	—
	2015	1.410	1.395	—
	2014	1.329	1.410	—
	2013	1.283	1.329	—
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (12/13)	2019	1.580	1.830	—
	2018	1.641	1.580	—
	2017	1.457	1.641	—
	2016	1.366	1.457	—
	2015	1.380	1.366	—
	2014	1.304	1.380	—
	2013	1.277	1.304	—
BHFTI Harris Oakmark International Subaccount (Class A) (12/13)	2019	2.869	3.570	—
	2018	3.773	2.869	—
	2017	2.893	3.773	—
	2016	2.677	2.893	—
	2015	2.806	2.677	—
	2014	2.978	2.806	—
	2013	2.836	2.978	—
BHFTI Invesco Comstock Subaccount (Class B) (12/13)	2019	1.303	1.624	—
	2018	1.488	1.303	—
	2017	1.265	1.488	—
	2016	1.082	1.265	—
	2015	1.154	1.082	—
	2014	1.059	1.154	—
	2013	1.012	1.059	—
BHFTI Invesco Global Equity Subaccount (Class B) (12/13)	2019	1.293	1.696	—
	2018	1.493	1.293	—
	2017	1.095	1.493	—
	2016	1.096	1.095	—
	2015	1.059	1.096	—
	2014	1.041	1.059	—
	2013	0.993	1.041	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)	2019	3.948	4.906	—
	2018	4.341	3.948	—
	2017	3.466	4.341	—
	2016	3.112	3.466	—
	2015	3.166	3.112	—
	2014	2.935	3.166	—
	2013	2.803	2.935	—

Gold Track Select MLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)	2019	2.433	2.899	—
	2018	2.829	2.433	—
	2017	2.739	2.829	—
	2016	2.099	2.739	—
	2015	2.270	2.099	—
	2014	2.176	2.270	—
	2013	2.083	2.176	—
BHFTI Loomis Sayles Growth II Subaccount (Class A) (12/13)	2014	47.432	49.599	—
	2013	45.126	47.432	—
BHFTI Loomis Sayles Growth Subaccount (Class B) (12/13)	2019	1.889	2.328	—
	2018	2.039	1.889	—
	2017	1.727	2.039	—
	2016	1.687	1.727	—
	2015	1.763	1.687	—
	2014	1.488	1.763	—
	2013	1.416	1.488	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)	2016	3.679	3.806	—
	2015	3.761	3.679	—
	2014	3.588	3.761	—
	2013	3.560	3.588	—
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)	2019	1.361	1.651	—
	2018	1.471	1.361	—
	2017	1.277	1.471	—
	2016	1.227	1.277	—
	2015	1.246	1.227	—
	2014	1.144	1.246	—
	2013	1.115	1.144	—
BHFTI MFS® Research International Subaccount (Class B) (12/13)	2019	1.960	2.507	—
	2018	2.286	1.960	—
	2017	1.789	2.286	—
	2016	1.810	1.789	—
	2015	1.848	1.810	—
	2014	1.992	1.848	—
	2013	1.904	1.992	—
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)	2019	1.025	1.109	—
	2018	1.050	1.025	—
	2017	1.015	1.050	—
	2016	0.968	1.015	—
	2015	1.000	0.968	—
	2014	0.972	1.000	—
	2013	0.978	0.972	—
BHFTI PIMCO Total Return Subaccount (Class B) (12/13)	2019	2.198	2.377	—
	2018	2.210	2.198	—
	2017	2.121	2.210	—
	2016	2.073	2.121	—
	2015	2.079	2.073	—
	2014	2.002	2.079	—
	2013	2.009	2.002	—
BHFTI Pioneer Fund Subaccount (Class A) (12/13)	2016	3.505	3.541	—
	2015	3.513	3.505	—
	2014	3.170	3.513	—
	2013	3.050	3.170	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)	2016	3.625	3.732	—
	2015	3.684	3.625	—
	2014	3.533	3.684	—
	2013	3.521	3.533	—
BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)	2019	1.343	1.343	—
	2018	1.399	1.343	—
	2017	1.205	1.399	—
	2016	1.156	1.205	—
	2015	1.174	1.156	—
	2014	1.084	1.174	—
	2013	1.057	1.084	—

Gold Track Select MLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)	2019	11.932	15.051	—
	2018	13.175	11.932	—
	2017	11.299	13.175	—
	2016	9.775	11.299	—
	2015	10.169	9.775	—
	2014	9.004	10.169	—
	2013	8.672	9.004	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)	2019	4.730	6.083	—
	2018	5.280	4.730	—
	2017	4.838	5.280	—
	2016	4.201	4.838	—
	2015	4.629	4.201	—
	2014	4.235	4.629	—
	2013	4.060	4.235	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)	2019	9.778	10.707	—
	2018	9.843	9.778	—
	2017	9.483	9.843	—
	2016	9.224	9.483	—
	2015	9.197	9.224	—
	2014	8.614	9.197	—
	2013	8.626	8.614	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13)	2019	8.520	11.285	—
	2018	8.343	8.520	—
	2017	6.248	8.343	—
	2016	6.262	6.248	—
	2015	5.909	6.262	—
	2014	5.443	5.909	—
	2013	5.176	5.443	—
BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)	2019	2.301	2.301	—
	2018	2.378	2.301	—
	2017	2.221	2.378	—
	2016	1.887	2.221	—
	2015	2.017	1.887	—
	2014	1.844	2.017	—
	2013	1.773	1.844	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)	2019	3.363	3.425	—
	2018	3.314	3.363	—
	2017	3.294	3.314	—
	2016	3.293	3.294	—
	2015	3.302	3.293	—
	2014	3.312	3.302	—
	2013	3.313	3.312	—
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)	2019	1.700	1.893	—
	2018	1.750	1.700	—
	2017	1.642	1.750	—
	2016	1.575	1.642	—
	2015	1.590	1.575	—
	2014	1.526	1.590	—
	2013	1.515	1.526	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)	2019	1.839	2.120	—
	2018	1.930	1.839	—
	2017	1.749	1.930	—
	2016	1.654	1.749	—
	2015	1.677	1.654	—
	2014	1.603	1.677	—
	2013	1.576	1.603	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)	2019	1.958	2.332	—
	2018	2.092	1.958	—
	2017	1.829	2.092	—
	2016	1.713	1.829	—
	2015	1.740	1.713	—
	2014	1.661	1.740	—
	2013	1.617	1.661	—

Gold Track Select MLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)	2019	2.048	2.527	—
	2018	2.236	2.048	—
	2017	1.882	2.236	—
	2016	1.746	1.882	—
	2015	1.781	1.746	—
	2014	1.698	1.781	—
	2013	1.638	1.698	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)	2019	10.363	12.708	—
	2018	10.801	10.363	—
	2017	9.409	10.801	—
	2016	8.820	9.409	—
	2015	8.625	8.820	—
	2014	7.825	8.625	—
	2013	7.594	7.825	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)	2019	8.386	10.947	—
	2018	8.419	8.386	—
	2017	7.092	8.419	—
	2016	6.626	7.092	—
	2015	6.491	6.626	—
	2014	5.884	6.491	—
	2013	5.625	5.884	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13)	2019	11.762	15.598	—
	2018	12.519	11.762	—
	2017	10.035	12.519	—
	2016	9.559	10.035	—
	2015	9.328	9.559	—
	2014	8.425	9.328	—
	2013	8.112	8.425	—
BHFTII Jennison Growth Subaccount (Class A) (12/13)	2019	1.748	2.315	—
	2018	1.747	1.748	—
	2017	1.276	1.747	—
	2016	1.278	1.276	—
	2015	1.157	1.278	—
	2014	1.064	1.157	—
	2013	1.019	1.064	—
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)	2019	2.196	2.379	—
	2018	2.207	2.196	—
	2017	2.144	2.207	—
	2016	2.101	2.144	—
	2015	2.102	2.101	—
	2014	1.992	2.102	—
	2013	1.996	1.992	—
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)	2019	3.732	4.671	—
	2018	4.233	3.732	—
	2017	3.672	4.233	—
	2016	3.067	3.672	—
	2015	3.161	3.067	—
	2014	2.903	3.161	—
	2013	2.789	2.903	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (12/13)	2019	1.899	2.309	—
	2018	2.213	1.899	—
	2017	1.777	2.213	—
	2016	1.759	1.777	—
	2015	1.784	1.759	—
	2014	1.903	1.784	—
	2013	1.803	1.903	—
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (12/13)	2019	4.021	5.036	—
	2018	4.530	4.021	—
	2017	3.962	4.530	—
	2016	3.277	3.962	—
	2015	3.433	3.277	—
	2014	3.279	3.433	—
	2013	3.119	3.279	—

Gold Track Select MLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife Stock Index Subaccount (Class A) (12/13)	2019	11.662	15.249	—
	2018	12.262	11.662	—
	2017	10.119	12.262	—
	2016	9.089	10.119	—
	2015	9.011	9.089	—
	2014	7.973	9.011	—
	2013	7.653	7.973	—
BHFTII MFS® Total Return Subaccount (Class F) (12/13)	2019	1.262	1.512	—
	2018	1.344	1.262	—
	2017	1.201	1.344	—
	2016	1.105	1.201	—
	2015	1.112	1.105	—
	2014	1.029	1.112	—
	2013	1.003	1.029	—
BHFTII MFS® Value Subaccount (Class A) (12/13)	2019	3.597	4.666	—
	2018	4.011	3.597	—
	2017	3.409	4.011	—
	2016	2.989	3.409	—
	2015	3.003	2.989	—
	2014	2.718	3.003	—
	2013	2.593	2.718	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)	2019	3.810	4.926	—
	2018	4.096	3.810	—
	2017	3.549	4.096	—
	2016	3.000	3.549	—
	2015	2.991	3.000	—
	2014	3.000	2.991	—
	2013	2.888	3.000	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)	2019	4.123	5.369	—
	2018	4.184	4.123	—
	2017	3.144	4.184	—
	2016	3.106	3.144	—
	2015	2.819	3.106	—
	2014	2.598	2.819	—
	2013	2.494	2.598	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)	2019	4.863	6.440	—
	2018	5.232	4.863	—
	2017	4.283	5.232	—
	2016	3.853	4.283	—
	2015	3.772	3.853	—
	2014	3.547	3.772	—
	2013	3.394	3.547	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	43.294	49.417	—
	2018	45.139	43.294	—
	2017	41.833	45.139	—
	2016	39.999	41.833	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)	2019	2.459	2.599	—
	2018	2.443	2.459	—
	2017	2.403	2.443	—
	2016	2.380	2.403	—
	2015	2.374	2.380	—
	2014	2.316	2.374	—
	2013	2.322	2.316	—
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (12/13)	2019	1.263	1.613	—
	2018	1.521	1.263	—
	2017	1.361	1.521	—
	2016	1.039	1.361	—
	2015	1.111	1.039	—
	2014	1.053	1.111	—
	2013	1.005	1.053	—

Gold Track Select MLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (12/13)	2019	9.627	12.600	—
	2018	10.343	9.627	—
	2017	8.532	10.343	—
	2016	7.944	8.532	—
	2015	7.935	7.944	—
	2014	7.128	7.935	—
	2013	6.831	7.128	—
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	20.131	24.060	—
	2018	21.498	20.131	—
	2017	18.547	21.498	—
	2016	17.582	18.547	—
	2015	18.424	17.582	—
Fidelity VIP Freedom 2025 Subaccount (5/15)	2019	21.292	25.795	—
	2018	22.908	21.292	—
	2017	19.544	22.908	—
	2016	18.496	19.544	—
	2015	19.457	18.496	—
Fidelity VIP Freedom 2030 Subaccount (5/15)	2019	21.400	26.480	—
	2018	23.345	21.400	—
	2017	19.400	23.345	—
	2016	18.293	19.400	—
	2015	19.372	18.293	—
Fidelity VIP Freedom 2040 Subaccount (5/15)	2019	27.401	35.032	—
	2018	30.579	27.401	—
	2017	24.876	30.579	—
	2016	23.422	24.876	—
	2015	24.877	23.422	—
Fidelity VIP Freedom 2050 Subaccount (5/15)	2019	27.998	35.791	—
	2018	31.247	27.998	—
	2017	25.418	31.247	—
	2016	23.925	25.418	—
	2015	25.430	23.925	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)	2019	7.947	9.759	—
	2018	9.353	7.947	—
	2017	7.783	9.353	—
	2016	6.974	7.783	—
	2015	7.111	6.974	—
	2014	6.727	7.111	—
	2013	6.408	6.727	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)	2019	1.745	2.204	—
	2018	2.078	1.745	—
	2017	1.485	2.078	—
	2016	1.268	1.485	—
	2015	1.582	1.268	—
	2014	1.732	1.582	—
	2013	1.686	1.732	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)	2019	4.481	5.027	—
	2018	5.315	4.481	—
	2017	4.569	5.315	—
	2016	4.276	4.569	—
	2015	4.586	4.276	—
	2014	5.176	4.586	—
	2013	4.931	5.176	—
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (12/13)	2019	11.212	15.109	—
	2018	11.321	11.212	—
	2017	8.935	11.321	—
	2016	7.994	8.935	—
	2015	7.727	7.994	—
	2014	6.905	7.727	—
	2013	6.634	6.905	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)	2014	5.536	5.587	—
	2013	5.287	5.536	—

Gold Track Select MLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)	2019	8.559	11.082	—
	2018	8.737	8.559	—
	2017	7.330	8.737	—
	2016	6.698	7.330	—
	2015	6.612	6.698	—
	2014	5.975	6.612	—
	2013	5.726	5.975	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)	2019	1.450	1.903	—
	2018	1.529	1.450	—
	2017	1.287	1.529	—
	2016	1.122	1.287	—
	2015	1.176	1.122	—
	2014	1.039	1.176	—
	2013	1.001	1.039	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)	2019	4.329	5.704	—
	2018	4.341	4.329	—
	2017	3.462	4.341	—
	2016	3.234	3.462	—
	2015	2.954	3.234	—
	2014	2.599	2.954	—
	2013	2.477	2.599	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)	2019	4.624	5.849	—
	2018	4.484	4.624	—
	2017	3.619	4.484	—
	2016	3.431	3.619	—
	2015	3.599	3.431	—
	2014	3.468	3.599	—
	2013	3.257	3.468	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (12/13)	2019	3.779	4.227	—
	2018	3.877	3.779	—
	2017	3.678	3.877	—
	2016	3.528	3.678	—
	2015	3.497	3.528	—
	2014	3.519	3.497	—
	2013	3.508	3.519	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (12/13)	2019	6.272	7.923	—
	2018	6.351	6.272	—
	2017	5.456	6.351	—
	2016	5.151	5.456	—
	2015	5.257	5.151	—
	2014	4.824	5.257	—
	2013	4.673	4.824	—

Gold Track Select MLIC — Separate Account Charges 1.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (12/13)	2019	4.780	6.382	—
	2018	5.324	4.780	—
	2017	4.102	5.324	—
	2016	4.131	4.102	—
	2015	3.913	4.131	—
	2014	3.875	3.913	—
	2013	3.696	3.875	—
American Funds Growth Subaccount (Class 2) (12/13)	2019	34.665	44.747	—
	2018	35.208	34.665	—
	2017	27.802	35.208	—
	2016	25.725	27.802	—
	2015	24.389	25.725	—
	2014	22.770	24.389	—
	2013	21.843	22.770	—

Gold Track Select MLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Growth-Income Subaccount (Class 2) (12/13)	2019	22.433	27.931	—
	2018	23.142	22.433	—
	2017	19.156	23.142	—
	2016	17.402	19.156	—
	2015	17.377	17.402	—
	2014	15.912	17.377	—
	2013	15.264	15.912	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (12/13)	2019	3.102	3.523	—
	2018	3.226	3.102	—
	2017	3.024	3.226	—
	2016	2.682	3.024	—
	2015	2.822	2.682	—
	2014	2.765	2.822	—
	2013	2.745	2.765	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)	2019	1.860	2.340	—
	2018	2.095	1.860	—
	2017	1.727	2.095	—
	2016	1.605	1.727	—
	2015	1.659	1.605	—
	2014	1.600	1.659	—
	2013	1.534	1.600	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)	2019	2.744	3.488	—
	2018	3.280	2.744	—
	2017	2.974	3.280	—
	2016	2.296	2.974	—
	2015	2.459	2.296	—
	2014	2.449	2.459	—
	2013	2.354	2.449	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)	2019	1.068	1.276	—
	2018	1.257	1.068	—
	2017	0.991	1.257	—
	2016	0.897	0.991	—
	2015	1.053	0.897	—
	2014	1.138	1.053	—
	2013	1.120	1.138	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)	2019	1.947	2.533	—
	2018	2.105	1.947	—
	2017	1.749	2.105	—
	2016	1.636	1.749	—
	2015	1.587	1.636	—
	2014	1.415	1.587	—
	2013	1.354	1.415	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)	2019	1.884	2.327	—
	2018	2.083	1.884	—
	2017	1.901	2.083	—
	2016	1.904	1.901	—
	2015	1.953	1.904	—
	2014	1.741	1.953	—
	2013	1.689	1.741	—
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (12/13)	2019	1.494	1.763	—
	2018	1.582	1.494	—
	2017	1.371	1.582	—
	2016	1.289	1.371	—
	2015	1.315	1.289	—
	2014	1.256	1.315	—
	2013	1.223	1.256	—
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (12/13)	2019	1.548	1.889	—
	2018	1.664	1.548	—
	2017	1.390	1.664	—
	2016	1.292	1.390	—
	2015	1.319	1.292	—
	2014	1.256	1.319	—
	2013	1.213	1.256	—

Gold Track Select MLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (12/13)	2019	1.420	1.628	—
	2018	1.489	1.420	—
	2017	1.336	1.489	—
	2016	1.264	1.336	—
	2015	1.290	1.264	—
	2014	1.232	1.290	—
	2013	1.207	1.232	—
BHFTI Harris Oakmark International Subaccount (Class A) (12/13)	2019	2.420	2.982	—
	2018	3.215	2.420	—
	2017	2.490	3.215	—
	2016	2.327	2.490	—
	2015	2.464	2.327	—
	2014	2.642	2.464	—
	2013	2.516	2.642	—
BHFTI Invesco Comstock Subaccount (Class B) (12/13)	2019	1.238	1.527	—
	2018	1.428	1.238	—
	2017	1.225	1.428	—
	2016	1.058	1.225	—
	2015	1.140	1.058	—
	2014	1.057	1.140	—
	2013	1.011	1.057	—
BHFTI Invesco Global Equity Subaccount (Class B) (12/13)	2019	1.228	1.595	—
	2018	1.432	1.228	—
	2017	1.061	1.432	—
	2016	1.073	1.061	—
	2015	1.047	1.073	—
	2014	1.039	1.047	—
	2013	0.991	1.039	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)	2019	3.323	4.088	—
	2018	3.690	3.323	—
	2017	2.976	3.690	—
	2016	2.699	2.976	—
	2015	2.774	2.699	—
	2014	2.597	2.774	—
	2013	2.481	2.597	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)	2019	2.121	2.503	—
	2018	2.492	2.121	—
	2017	2.436	2.492	—
	2016	1.886	2.436	—
	2015	2.060	1.886	—
	2014	1.994	2.060	—
	2013	1.910	1.994	—
BHFTI Loomis Sayles Growth II Subaccount (Class A) (12/13)	2014	34.511	35.974	—
	2013	32.849	34.511	—
BHFTI Loomis Sayles Growth Subaccount (Class B) (12/13)	2019	1.580	1.927	—
	2018	1.722	1.580	—
	2017	1.473	1.722	—
	2016	1.454	1.473	—
	2015	1.535	1.454	—
	2014	1.308	1.535	—
	2013	1.246	1.308	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)	2016	3.022	3.116	—
	2015	3.120	3.022	—
	2014	3.007	3.120	—
	2013	2.984	3.007	—
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)	2019	1.280	1.537	—
	2018	1.397	1.280	—
	2017	1.225	1.397	—
	2016	1.189	1.225	—
	2015	1.219	1.189	—
	2014	1.130	1.219	—
	2013	1.103	1.130	—
BHFTI MFS® Research International Subaccount (Class B) (12/13)	2019	1.639	2.075	—
	2018	1.930	1.639	—
	2017	1.526	1.930	—
	2016	1.560	1.526	—
	2015	1.609	1.560	—
	2014	1.751	1.609	—
	2013	1.674	1.751	—

Gold Track Select MLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)	2019	0.973	1.042	—
	2018	1.008	0.973	—
	2017	0.983	1.008	—
	2016	0.947	0.983	—
	2015	0.988	0.947	—
	2014	0.971	0.988	—
	2013	0.977	0.971	—
BHFTI PIMCO Total Return Subaccount (Class B) (12/13)	2019	1.838	1.968	—
	2018	1.866	1.838	—
	2017	1.809	1.866	—
	2016	1.786	1.809	—
	2015	1.810	1.786	—
	2014	1.759	1.810	—
	2013	1.767	1.759	—
BHFTI Pioneer Fund Subaccount (Class A) (12/13)	2016	2.815	2.835	—
	2015	2.850	2.815	—
	2014	2.598	2.850	—
	2013	2.501	2.598	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)	2016	2.924	3.000	—
	2015	3.001	2.924	—
	2014	2.907	3.001	—
	2013	2.898	2.907	—
BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)	2019	1.277	1.277	—
	2018	1.335	1.277	—
	2017	1.161	1.335	—
	2016	1.125	1.161	—
	2015	1.154	1.125	—
	2014	1.076	1.154	—
	2013	1.050	1.076	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)	2019	8.922	11.142	—
	2018	9.951	8.922	—
	2017	8.620	9.951	—
	2016	7.532	8.620	—
	2015	7.914	7.532	—
	2014	7.078	7.914	—
	2013	6.821	7.078	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)	2019	3.820	4.863	—
	2018	4.307	3.820	—
	2017	3.986	4.307	—
	2016	3.496	3.986	—
	2015	3.891	3.496	—
	2014	3.595	3.891	—
	2013	3.448	3.595	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)	2019	6.865	7.443	—
	2018	6.981	6.865	—
	2017	6.793	6.981	—
	2016	6.674	6.793	—
	2015	6.721	6.674	—
	2014	6.358	6.721	—
	2013	6.370	6.358	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13)	2019	6.690	8.772	—
	2018	6.617	6.690	—
	2017	5.005	6.617	—
	2016	5.066	5.005	—
	2015	4.829	5.066	—
	2014	4.493	4.829	—
	2013	4.275	4.493	—
BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)	2019	1.961	1.961	—
	2018	2.033	1.961	—
	2017	1.918	2.033	—
	2016	1.646	1.918	—
	2015	1.777	1.646	—
	2014	1.641	1.777	—
	2013	1.579	1.641	—

Gold Track Select MLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)	2019	2.361	2.380	—
	2018	2.350	2.361	—
	2017	2.360	2.350	—
	2016	2.382	2.360	—
	2015	2.413	2.382	—
	2014	2.445	2.413	—
	2013	2.446	2.445	—
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)	2019	1.482	1.635	—
	2018	1.542	1.482	—
	2017	1.461	1.542	—
	2016	1.416	1.461	—
	2015	1.443	1.416	—
	2014	1.399	1.443	—
	2013	1.390	1.399	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)	2019	1.604	1.830	—
	2018	1.700	1.604	—
	2017	1.556	1.700	—
	2016	1.486	1.556	—
	2015	1.522	1.486	—
	2014	1.470	1.522	—
	2013	1.446	1.470	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)	2019	1.708	2.013	—
	2018	1.843	1.708	—
	2017	1.627	1.843	—
	2016	1.539	1.627	—
	2015	1.580	1.539	—
	2014	1.523	1.580	—
	2013	1.483	1.523	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)	2019	1.787	2.182	—
	2018	1.970	1.787	—
	2017	1.675	1.970	—
	2016	1.569	1.675	—
	2015	1.617	1.569	—
	2014	1.557	1.617	—
	2013	1.502	1.557	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)	2019	7.488	9.091	—
	2018	7.883	7.488	—
	2017	6.936	7.883	—
	2016	6.567	6.936	—
	2015	6.486	6.567	—
	2014	5.944	6.486	—
	2013	5.771	5.944	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)	2019	6.585	8.511	—
	2018	6.677	6.585	—
	2017	5.681	6.677	—
	2016	5.362	5.681	—
	2015	5.305	5.362	—
	2014	4.857	5.305	—
	2013	4.646	4.857	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13)	2019	8.653	11.361	—
	2018	9.303	8.653	—
	2017	7.531	9.303	—
	2016	7.246	7.531	—
	2015	7.143	7.246	—
	2014	6.516	7.143	—
	2013	6.277	6.516	—
BHFTII Jennison Growth Subaccount (Class A) (12/13)	2019	1.660	2.177	—
	2018	1.676	1.660	—
	2017	1.236	1.676	—
	2016	1.250	1.236	—
	2015	1.144	1.250	—
	2014	1.062	1.144	—
	2013	1.017	1.062	—

Gold Track Select MLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)	2019	1.795	1.925	—
	2018	1.822	1.795	—
	2017	1.788	1.822	—
	2016	1.770	1.788	—
	2015	1.788	1.770	—
	2014	1.712	1.788	—
	2013	1.716	1.712	—
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)	2019	3.102	3.843	—
	2018	3.553	3.102	—
	2017	3.114	3.553	—
	2016	2.627	3.114	—
	2015	2.735	2.627	—
	2014	2.537	2.735	—
	2013	2.438	2.537	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (12/13)	2019	1.553	1.869	—
	2018	1.827	1.553	—
	2017	1.482	1.827	—
	2016	1.482	1.482	—
	2015	1.517	1.482	—
	2014	1.636	1.517	—
	2013	1.550	1.636	—
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (12/13)	2019	3.287	4.076	—
	2018	3.741	3.287	—
	2017	3.305	3.741	—
	2016	2.760	3.305	—
	2015	2.921	2.760	—
	2014	2.817	2.921	—
	2013	2.681	2.817	—
BHFTII MetLife Stock Index Subaccount (Class A) (12/13)	2019	8.754	11.333	—
	2018	9.297	8.754	—
	2017	7.749	9.297	—
	2016	7.030	7.749	—
	2015	7.040	7.030	—
	2014	6.292	7.040	—
	2013	6.043	6.292	—
BHFTII MFS® Total Return Subaccount (Class F) (12/13)	2019	1.199	1.421	—
	2018	1.289	1.199	—
	2017	1.163	1.289	—
	2016	1.082	1.163	—
	2015	1.100	1.082	—
	2014	1.027	1.100	—
	2013	1.002	1.027	—
BHFTII MFS® Value Subaccount (Class A) (12/13)	2019	2.931	3.765	—
	2018	3.302	2.931	—
	2017	2.834	3.302	—
	2016	2.510	2.834	—
	2015	2.547	2.510	—
	2014	2.329	2.547	—
	2013	2.223	2.329	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)	2019	3.166	4.053	—
	2018	3.439	3.166	—
	2017	3.010	3.439	—
	2016	2.569	3.010	—
	2015	2.587	2.569	—
	2014	2.621	2.587	—
	2013	2.524	2.621	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)	2019	3.371	4.345	—
	2018	3.455	3.371	—
	2017	2.622	3.455	—
	2016	2.616	2.622	—
	2015	2.398	2.616	—
	2014	2.233	2.398	—
	2013	2.144	2.233	—

Gold Track Select MLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)	2019	3.908	5.125	—
	2018	4.248	3.908	—
	2017	3.512	4.248	—
	2016	3.191	3.512	—
	2015	3.155	3.191	—
	2014	2.997	3.155	—
	2013	2.869	2.997	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	33.996	38.418	—
	2018	35.802	33.996	—
	2017	33.513	35.802	—
	2016	32.257	33.513	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)	2019	1.931	2.021	—
	2018	1.937	1.931	—
	2017	1.925	1.937	—
	2016	1.926	1.925	—
	2015	1.940	1.926	—
	2014	1.912	1.940	—
	2013	1.918	1.912	—
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (12/13)	2019	1.199	1.516	—
	2018	1.459	1.199	—
	2017	1.319	1.459	—
	2016	1.017	1.319	—
	2015	1.098	1.017	—
	2014	1.051	1.098	—
	2013	1.004	1.051	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (12/13)	2019	7.573	9.813	—
	2018	8.218	7.573	—
	2017	6.847	8.218	—
	2016	6.439	6.847	—
	2015	6.496	6.439	—
	2014	5.894	6.496	—
	2013	5.652	5.894	—
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	17.555	20.773	—
	2018	18.937	17.555	—
	2017	16.501	18.937	—
	2016	15.800	16.501	—
	2015	16.666	15.800	—
Fidelity VIP Freedom 2025 Subaccount (5/15)	2019	18.568	22.271	—
	2018	20.179	18.568	—
	2017	17.388	20.179	—
	2016	16.621	17.388	—
	2015	17.600	16.621	—
Fidelity VIP Freedom 2030 Subaccount (5/15)	2019	18.662	22.863	—
	2018	20.564	18.662	—
	2017	17.260	20.564	—
	2016	16.438	17.260	—
	2015	17.524	16.438	—
Fidelity VIP Freedom 2040 Subaccount (5/15)	2019	24.860	31.467	—
	2018	28.023	24.860	—
	2017	23.025	28.023	—
	2016	21.897	23.025	—
	2015	23.412	21.897	—
Fidelity VIP Freedom 2050 Subaccount (5/15)	2019	25.401	32.148	—
	2018	28.635	25.401	—
	2017	23.527	28.635	—
	2016	22.367	23.527	—
	2015	23.932	22.367	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)	2019	6.505	7.909	—
	2018	7.733	6.505	—
	2017	6.499	7.733	—
	2016	5.883	6.499	—
	2015	6.059	5.883	—
	2014	5.789	6.059	—
	2013	5.518	5.789	—

Gold Track Select MLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)	2019	1.388	1.736	—
	2018	1.671	1.388	—
	2017	1.205	1.671	—
	2016	1.040	1.205	—
	2015	1.310	1.040	—
	2014	1.449	1.310	—
	2013	1.411	1.449	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)	2019	3.432	3.812	—
	2018	4.112	3.432	—
	2017	3.569	4.112	—
	2016	3.374	3.569	—
	2015	3.656	3.374	—
	2014	4.167	3.656	—
	2013	3.972	4.167	—
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (12/13)	2019	8.704	11.613	—
	2018	8.878	8.704	—
	2017	7.077	8.878	—
	2016	6.395	7.077	—
	2015	6.244	6.395	—
	2014	5.636	6.244	—
	2013	5.417	5.636	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)	2014	4.529	4.557	—
	2013	4.327	4.529	—
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)	2019	6.521	8.360	—
	2018	6.724	6.521	—
	2017	5.698	6.724	—
	2016	5.259	5.698	—
	2015	5.244	5.259	—
	2014	4.786	5.244	—
	2013	4.589	4.786	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)	2019	1.377	1.789	—
	2018	1.467	1.377	—
	2017	1.247	1.467	—
	2016	1.098	1.247	—
	2015	1.163	1.098	—
	2014	1.037	1.163	—
	2013	1.000	1.037	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)	2019	3.520	4.592	—
	2018	3.566	3.520	—
	2017	2.872	3.566	—
	2016	2.710	2.872	—
	2015	2.500	2.710	—
	2014	2.222	2.500	—
	2013	2.119	2.222	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)	2019	3.817	4.780	—
	2018	3.739	3.817	—
	2017	3.048	3.739	—
	2016	2.918	3.048	—
	2015	3.092	2.918	—
	2014	3.010	3.092	—
	2013	2.828	3.010	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (12/13)	2019	2.956	3.273	—
	2018	3.064	2.956	—
	2017	2.935	3.064	—
	2016	2.844	2.935	—
	2015	2.847	2.844	—
	2014	2.894	2.847	—
	2013	2.887	2.894	—

Gold Track Select MLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (12/13)	2019	4.807	6.012	—
	2018	4.916	4.807	—
	2017	4.266	4.916	—
	2016	4.068	4.266	—
	2015	4.193	4.068	—
	2014	3.887	4.193	—
	2013	3.767	3.887	—
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 4/28/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/27/2018, Brighthouse Funds Trust II-BlackRock Large Cap Value Portfolio merged into Brighthouse Funds Trust II-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 4/27/2018, Brighthouse Funds Trust I-Pyramis® Managed Risk Portfolio merged into Brighthouse Funds Trust I-Schroders Global Multi-Asset Portfolio and is no longer available as a funding option.

Appendix B

Portfolio Legal And Marketing Names
Series Fund/Trust	Portfolio/Series	Marketing Name
American Funds Insurance Series®	Global Growth Fund	American Funds Global Growth Fund
American Funds Insurance Series®	Growth-Income Fund	American Funds Growth-Income Fund
American Funds Insurance Series®	Growth Fund	American Funds Growth Fund
Fidelity ® Variable Insurance Products	Contrafund ® Portfolio	Fidelity VIP Contrafund® Portfolio
Fidelity ® Variable Insurance Products	Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio
Annuity Contract Legal And Marketing Name
Annuity Contract	Marketing Name
Registered Fixed Account Option	Fixed Account
B-1

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Appendix C

Contents of The Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:
The Insurance Company
Services
Principal Underwriter
Custodian
Distribution and Principal Underwriting Agreement
Calculation of Annuity Unit Value
Advertisement of the Separate Account
Taxes
Qualified Annuity Contracts
Types of Qualified Plans
ERISA
Federal Estate Taxes
Generation-Skipping Transfer Tax
Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations
Independent Registered Public Accounting Firm
Condensed Financial Information — Gold Track Select MLIC
Financial Statements
Copies of the Statement of Additional Information are available without charge. To request a copy, please complete the coupon found below and mail it to: Metropolitan Life Insurance Company, ATTN: Fulfillment Unit — Gold Track Select, P.O. Box 10342, Des Moines, IA 50306.
Name:_______________________________________________________________
Address:_____________________________________________________________
C-1

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Appendix D

Competing Funds
The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.
•	BlackRock Bond Income Portfolio
•	BlackRock High Yield Portfolio
•	BlackRock Ultra-Short Term Bond Portfolio
•	MetLife Aggregate Bond Index Portfolio
•	Western Asset Core Plus VIT Portfolio
•	PIMCO Inflation Protected Bond Portfolio
•	PIMCO Total Return Portfolio
•	Western Asset Management Strategic Bond Opportunities Portfolio
•	Western Asset Management U.S. Government Portfolio
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Appendix E

Additional Information Regarding the Underlying Funds
Certain Underlying Funds and trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.Underlying Fund Name ChangesThe following former Underlying Funds were renamed:
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
ClearBridge Aggressive Growth Portfolio	Loomis Sayles Growth Portfolio
Oppenheimer Global Equity Portfolio	Invesco Global Equity Portfolio
E-1

Gold Track Select
STATEMENT OF ADDITIONAL INFORMATION
Dated
May 1, 2020
For Variable Annuity Contracts
ISSUED BY
METROPOLITAN LIFE INSURANCE COMPANY
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2020. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Metropolitan Life Insurance Company, P.O. Box 10342, Des Moines, IA, 50306, or by calling 1-800-842-9406, or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the “Contract(s)”) offered by Metropolitan Life Insurance Company (“we”, “our”, or the “Company”).

THE INSURANCE COMPANY
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $280.6 billion general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities, at December 31, 2019. The Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc..
Prior to November 17, 2014, the Contract was issued by MetLife Insurance Company of Connecticut (“MICC”).
State Regulation
The Company is subject to the laws of the State of New York governing insurance companies and to regulation by the Superintendent of the Department of Financial Services (“Superintendent”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Superintendent in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Superintendent or his agents at all times, and a full examination of its operations is conducted at least once every four years.
The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.
SERVICES
FAScore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to us in connection with our administration of the Preference Plus Account, Enhanced Preference Plus Account, Financial Freedom Account Contract and Gold Track Select products. Fascore is not affiliated with us, the Separate Account or any of our affiliates, including the Contract's principal underwriter, MetLife Investors Distribution Company ("MLIDC"). We pay Fascore for its services an annual base fee and/or annual per participant charge for each plan account under the Contract. Fascore also charges us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.
Recordkeeping fees paid to Fascore in 2019 were $ 923,586
Recordkeeping fees paid to Fascore in 2018 were $ 1,068,890
Recordkeeping fees paid to Fascore in 2017 were $ 1,328.492
PRINCIPAL UNDERWRITER
MetLife Investors Distribution Company (“MLIDC”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is affiliated with the Company and the Separate Account.
CUSTODIAN
Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
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DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Contracts”). Additional information is provided below.
Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2019	$ 44,403,101	$0
2018	$ 55,872,532	$0
2017	$ 84,338,194	$0
MLIDC passes through commissions to selling firms for their sales. In addition we pay compensation to MLIDC to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
CALCULATION OF ANNUITY UNIT VALUE
The initial Annuity Unit Value applicable to each Division was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000162.)
ADVERTISEMENT OF THE SEPARATE ACCOUNT
From time to time We advertise the performance of various Separate Account Divisions. For the Divisions, this performance will be stated in terms of either “yield”, “change in Accumulation Unit Value,” “change in Annuity Unit Value” or “average annual total return” or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where “a” represents dividends and interest earned during the period; “b” represents expenses accrued for the period (net of reimbursements); “c” represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and “d” represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value (“Non-Standard Performance”) refers to the comparison between values of accumulation units or annuity units over specified periods in which a Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current
3

unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return (“Standard Performance”) differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where “P” represents a hypothetical initial payment of $1,000; “T” represents average annual total return; “n” represents number of years; and “ERV” represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the Divisions as a result of different Separate Account charges and withdrawal charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.
Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series® – Class 2, Fidelity® Variable Insurance Products – Service Class 2, Franklin Templeton Variable Insurance Products Trust – Class 2, Janus Aspen Series – Service Shares and Legg Mason Partners Variable Equity Trust – Class I and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual Accumulation Unit or Annuity Unit data is used.
Historical performance information should not be relied on as a guarantee of future performance results.
Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS® and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s Mid Cap 400 Index, the Standard & Poor’s North American Technology Sector Index, the Standard & Poor’s North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000® Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000® Growth Index, the Russell 2000® Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE® Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Divisions in the Separate Account. In these cases, We calculate performance based on the historical performance of the Underlying Funds for Brighthouse Funds Trust I, Brighthouse Funds Trust II, American FundsTM Insurance Series® – Class 2, Fidelity® Variable Insurance Products – Service Class 2, Franklin Templeton Variable Insurance Products Trust – Class 2, Janus Aspen Series – Service Shares and Legg Mason Partners Variable Equity Trust – Class I since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges
4

since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.
Past performance is no guarantee of future results.
We may demonstrate hypothetical future values of Contract Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
We may demonstrate hypothetical future values of Contract Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.
We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.
We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
Any illustration should not be relied on as a guarantee of future results.
TAXES
Qualified Annuity Contracts
Annuity Contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an Annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
5

403(b) Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.
Additional information regarding 457(b) plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch-up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch-up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a)
If Your benefit under the 403(b) plan is worth more than $5,000, the Code requires that Your annuity protect Your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of Your spouse. In general, designating a beneficiary other than Your spouse is considered a waiver and requires Your spouse’s written consent. Waiving these requirements may cause Your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.
ERISA
If Your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under Your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever You elect to:
1.	Choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during Your lifetime and then make payments reduced by no more than 50% to Your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
2.	Make certain withdrawals under plans for which a qualified consent is required;
3.	Name someone other than the spouse as your beneficiary; or
4.	Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of Your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by Your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, Your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by Your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as
6

long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, Your Plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Comparison of Plan Limits for Individual Contributions:
Plan Type	Elective Contribution	Catch-up Contribution
401(k)	$19,500	$6,500
401(a)	(Employer contributions only)
403(b) (TSA)	$19,500	$6,500
457(b)	$19,500	$6,500
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that annual plan contributions do not to exceed the lesser of $57,000 or 100% of an employee’s compensation for 2020.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.
7

CONDENSED FINANCIAL INFORMATION —
Gold Track Select MLIC

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
Gold Track Select MLIC — Separate Account Charges 0.60%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (12/13)	2019	5.563	7.481	—
	2018	6.153	5.563	—
	2017	4.708	6.153	—
	2016	4.708	4.708	—
	2015	4.429	4.708	—
	2014	4.355	4.429	—
	2013	4.152	4.355	—
American Funds Growth Subaccount (Class 2) (12/13)	2019	44.262	57.537	—
	2018	44.640	44.262	—
	2017	35.005	44.640	—
	2016	32.164	35.005	—
	2015	30.281	32.164	—
	2014	28.074	30.281	—
	2013	26.921	28.074	—
American Funds Growth-Income Subaccount (Class 2) (12/13)	2019	28.643	35.913	—
	2018	29.341	28.643	—
	2017	24.118	29.341	—
	2016	21.757	24.118	—
	2015	21.574	21.757	—
	2014	19.618	21.574	—
	2013	18.813	19.618	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (12/13)	2019	3.627	4.148	—
	2018	3.746	3.627	—
	2017	3.487	3.746	—
	2016	3.070	3.487	—
	2015	3.209	3.070	—
	2014	3.122	3.209	—
	2013	3.098	3.122	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)	2019	2.054	2.602	—
	2018	2.297	2.054	—
	2017	1.880	2.297	—
	2016	1.735	1.880	—
	2015	1.782	1.735	—
	2014	1.706	1.782	—
	2013	1.635	1.706	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)	2019	3.084	3.947	—
	2018	3.660	3.084	—
	2017	3.296	3.660	—
	2016	2.526	3.296	—
	2015	2.687	2.526	—
	2014	2.658	2.687	—
	2013	2.554	2.658	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)	2019	1.168	1.404	—
	2018	1.364	1.168	—
	2017	1.067	1.364	—
	2016	0.960	1.067	—
	2015	1.119	0.960	—
	2014	1.200	1.119	—
	2013	1.181	1.200	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)	2019	2.252	2.951	—
	2018	2.418	2.252	—
	2017	1.995	2.418	—
	2016	1.853	1.995	—
	2015	1.785	1.853	—
	2014	1.580	1.785	—
	2013	1.511	1.580	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)	2019	2.088	2.596	—
8

Gold Track Select MLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.292	2.088	—
	2017	2.078	2.292	—
	2016	2.067	2.078	—
	2015	2.105	2.067	—
	2014	1.863	2.105	—
	2013	1.806	1.863	—
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (12/13)	2019	1.610	1.913	—
	2018	1.693	1.610	—
	2017	1.457	1.693	—
	2016	1.360	1.457	—
	2015	1.378	1.360	—
	2014	1.307	1.378	—
	2013	1.272	1.307	—
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (12/13)	2019	1.668	2.050	—
	2018	1.781	1.668	—
	2017	1.477	1.781	—
	2016	1.363	1.477	—
	2015	1.382	1.363	—
	2014	1.307	1.382	—
	2013	1.261	1.307	—
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (12/13)	2019	1.530	1.767	—
	2018	1.594	1.530	—
	2017	1.419	1.594	—
	2016	1.334	1.419	—
	2015	1.352	1.334	—
	2014	1.282	1.352	—
	2013	1.256	1.282	—
BHFTI Harris Oakmark International Subaccount (Class A) (12/13)	2019	2.726	3.383	—
	2018	3.596	2.726	—
	2017	2.766	3.596	—
	2016	2.566	2.766	—
	2015	2.698	2.566	—
	2014	2.873	2.698	—
	2013	2.736	2.873	—
BHFTI Invesco Comstock Subaccount (Class B) (12/13)	2019	1.283	1.594	—
	2018	1.470	1.283	—
	2017	1.253	1.470	—
	2016	1.075	1.253	—
	2015	1.150	1.075	—
	2014	1.058	1.150	—
	2013	1.012	1.058	—
BHFTI Invesco Global Equity Subaccount (Class B) (12/13)	2019	1.273	1.665	—
	2018	1.475	1.273	—
	2017	1.085	1.475	—
	2016	1.089	1.085	—
	2015	1.055	1.089	—
	2014	1.040	1.055	—
	2013	0.992	1.040	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)	2019	3.749	4.645	—
	2018	4.134	3.749	—
	2017	3.311	4.134	—
	2016	2.982	3.311	—
	2015	3.043	2.982	—
	2014	2.830	3.043	—
	2013	2.702	2.830	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)	2019	2.335	2.774	—
	2018	2.724	2.335	—
	2017	2.644	2.724	—
	2016	2.033	2.644	—
	2015	2.205	2.033	—
	2014	2.120	2.205	—
	2013	2.030	2.120	—
BHFTI Loomis Sayles Growth II Subaccount (Class A) (12/13)	2014	43.115	45.043	—
	2013	41.025	43.115	—
BHFTI Loomis Sayles Growth Subaccount (Class B) (12/13)	2019	1.791	2.199	—
9

Gold Track Select MLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.938	1.791	—
	2017	1.647	1.938	—
	2016	1.613	1.647	—
	2015	1.691	1.613	—
	2014	1.431	1.691	—
	2013	1.363	1.431	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)	2016	3.468	3.585	—
	2015	3.556	3.468	—
	2014	3.403	3.556	—
	2013	3.376	3.403	—
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)	2019	1.336	1.616	—
	2018	1.448	1.336	—
	2017	1.261	1.448	—
	2016	1.215	1.261	—
	2015	1.238	1.215	—
	2014	1.140	1.238	—
	2013	1.112	1.140	—
BHFTI MFS® Research International Subaccount (Class B) (12/13)	2019	1.857	2.369	—
	2018	2.173	1.857	—
	2017	1.706	2.173	—
	2016	1.731	1.706	—
	2015	1.773	1.731	—
	2014	1.917	1.773	—
	2013	1.832	1.917	—
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)	2019	1.009	1.088	—
	2018	1.037	1.009	—
	2017	1.005	1.037	—
	2016	0.962	1.005	—
	2015	0.997	0.962	—
	2014	0.972	0.997	—
	2013	0.978	0.972	—
BHFTI PIMCO Total Return Subaccount (Class B) (12/13)	2019	2.083	2.246	—
	2018	2.100	2.083	—
	2017	2.022	2.100	—
	2016	1.982	2.022	—
	2015	1.994	1.982	—
	2014	1.926	1.994	—
	2013	1.933	1.926	—
BHFTI Pioneer Fund Subaccount (Class A) (12/13)	2019	3.312	3.312	—
	2018	3.312	3.312	—
	2017	3.312	3.312	—
	2016	3.282	3.312	—
	2015	3.300	3.282	—
	2014	2.986	3.300	—
	2013	2.874	2.986	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)	2016	3.399	3.495	—
	2015	3.464	3.399	—
	2014	3.332	3.464	—
	2013	3.321	3.332	—
BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)	2019	1.323	1.323	—
	2018	1.379	1.323	—
	2017	1.191	1.379	—
	2016	1.146	1.191	—
	2015	1.168	1.146	—
	2014	1.081	1.168	—
	2013	1.055	1.081	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)	2019	10.936	13.753	—
	2018	12.111	10.936	—
	2017	10.418	12.111	—
	2016	9.040	10.418	—
	2015	9.432	9.040	—
	2014	8.376	9.432	—
	2013	8.069	8.376	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)	2019	4.436	5.688	—
10

Gold Track Select MLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.967	4.436	—
	2017	4.565	4.967	—
	2016	3.976	4.565	—
	2015	4.394	3.976	—
	2014	4.032	4.394	—
	2013	3.866	4.032	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)	2019	8.794	9.600	—
	2018	8.879	8.794	—
	2017	8.580	8.879	—
	2016	8.370	8.580	—
	2015	8.371	8.370	—
	2014	7.864	8.371	—
	2013	7.876	7.864	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13)	2019	7.923	10.463	—
	2018	7.783	7.923	—
	2017	5.846	7.783	—
	2016	5.876	5.846	—
	2015	5.562	5.876	—
	2014	5.138	5.562	—
	2013	4.887	5.138	—
BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)	2019	2.193	2.193	—
	2018	2.268	2.193	—
	2017	2.126	2.268	—
	2016	1.811	2.126	—
	2015	1.942	1.811	—
	2014	1.781	1.942	—
	2013	1.712	1.781	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)	2019	3.025	3.071	—
	2018	2.989	3.025	—
	2017	2.980	2.989	—
	2016	2.988	2.980	—
	2015	3.006	2.988	—
	2014	3.024	3.006	—
	2013	3.025	3.024	—
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)	2019	1.631	1.812	—
	2018	1.685	1.631	—
	2017	1.585	1.685	—
	2016	1.526	1.585	—
	2015	1.544	1.526	—
	2014	1.487	1.544	—
	2013	1.476	1.487	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)	2019	1.765	2.028	—
	2018	1.858	1.765	—
	2017	1.689	1.858	—
	2016	1.602	1.689	—
	2015	1.629	1.602	—
	2014	1.562	1.629	—
	2013	1.536	1.562	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)	2019	1.879	2.231	—
	2018	2.014	1.879	—
	2017	1.766	2.014	—
	2016	1.659	1.766	—
	2015	1.690	1.659	—
	2014	1.619	1.690	—
	2013	1.575	1.619	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)	2019	1.966	2.418	—
	2018	2.153	1.966	—
	2017	1.817	2.153	—
	2016	1.691	1.817	—
	2015	1.730	1.691	—
	2014	1.654	1.730	—
	2013	1.596	1.654	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)	2019	9.401	11.493	—
11

Gold Track Select MLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	9.827	9.401	—
	2017	8.586	9.827	—
	2016	8.073	8.586	—
	2015	7.918	8.073	—
	2014	7.205	7.918	—
	2013	6.994	7.205	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)	2019	7.799	10.151	—
	2018	7.853	7.799	—
	2017	6.635	7.853	—
	2016	6.218	6.635	—
	2015	6.109	6.218	—
	2014	5.555	6.109	—
	2013	5.311	5.555	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13)	2019	10.728	14.183	—
	2018	11.452	10.728	—
	2017	9.207	11.452	—
	2016	8.796	9.207	—
	2015	8.610	8.796	—
	2014	7.800	8.610	—
	2013	7.512	7.800	—
BHFTII Jennison Growth Subaccount (Class A) (12/13)	2019	1.721	2.273	—
	2018	1.726	1.721	—
	2017	1.264	1.726	—
	2016	1.270	1.264	—
	2015	1.153	1.270	—
	2014	1.064	1.153	—
	2013	1.018	1.064	—
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)	2019	2.067	2.233	—
	2018	2.084	2.067	—
	2017	2.030	2.084	—
	2016	1.995	2.030	—
	2015	2.002	1.995	—
	2014	1.904	2.002	—
	2013	1.908	1.904	—
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)	2019	3.530	4.406	—
	2018	4.016	3.530	—
	2017	3.495	4.016	—
	2016	2.928	3.495	—
	2015	3.027	2.928	—
	2014	2.788	3.027	—
	2013	2.678	2.788	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (12/13)	2019	1.788	2.167	—
	2018	2.089	1.788	—
	2017	1.683	2.089	—
	2016	1.671	1.683	—
	2015	1.699	1.671	—
	2014	1.819	1.699	—
	2013	1.723	1.819	—
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (12/13)	2019	3.785	4.726	—
	2018	4.277	3.785	—
	2017	3.752	4.277	—
	2016	3.113	3.752	—
	2015	3.271	3.113	—
	2014	3.133	3.271	—
	2013	2.980	3.133	—
BHFTII MetLife Stock Index Subaccount (Class A) (12/13)	2019	10.701	13.950	—
	2018	11.285	10.701	—
	2017	9.341	11.285	—
	2016	8.415	9.341	—
	2015	8.368	8.415	—
	2014	7.426	8.368	—
	2013	7.130	7.426	—
BHFTII MFS® Total Return Subaccount (Class F) (12/13)	2019	1.243	1.484	—
	2018	1.327	1.243	—
	2017	1.189	1.327	—
	2016	1.098	1.189	—
	2015	1.109	1.098	—
	2014	1.029	1.109	—
	2013	1.003	1.029	—
12

Gold Track Select MLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Value Subaccount (Class A) (12/13)	2019	3.383	4.375	—
	2018	3.783	3.383	—
	2017	3.225	3.783	—
	2016	2.837	3.225	—
	2015	2.858	2.837	—
	2014	2.595	2.858	—
	2013	2.476	2.595	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)	2019	3.604	4.646	—
	2018	3.887	3.604	—
	2017	3.378	3.887	—
	2016	2.863	3.378	—
	2015	2.864	2.863	—
	2014	2.881	2.864	—
	2013	2.774	2.881	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)	2019	3.881	5.038	—
	2018	3.950	3.881	—
	2017	2.977	3.950	—
	2016	2.950	2.977	—
	2015	2.686	2.950	—
	2014	2.483	2.686	—
	2013	2.383	2.483	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)	2019	4.554	6.013	—
	2018	4.915	4.554	—
	2017	4.035	4.915	—
	2016	3.641	4.035	—
	2015	3.575	3.641	—
	2014	3.373	3.575	—
	2013	3.227	3.373	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	40.265	45.822	—
	2018	42.107	40.265	—
	2017	39.140	42.107	—
	2016	37.499	39.140	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)	2019	2.287	2.410	—
	2018	2.279	2.287	—
	2017	2.249	2.279	—
	2016	2.234	2.249	—
	2015	2.234	2.234	—
	2014	2.186	2.234	—
	2013	2.192	2.186	—
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (12/13)	2019	1.243	1.583	—
	2018	1.502	1.243	—
	2017	1.348	1.502	—
	2016	1.032	1.348	—
	2015	1.107	1.032	—
	2014	1.052	1.107	—
	2013	1.005	1.052	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (12/13)	2019	8.958	11.690	—
	2018	9.654	8.958	—
	2017	7.987	9.654	—
	2016	7.459	7.987	—
	2015	7.473	7.459	—
	2014	6.733	7.473	—
	2013	6.454	6.733	—
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	19.321	23.023	—
	2018	20.696	19.321	—
	2017	17.908	20.696	—
	2016	17.028	17.908	—
	2015	17.878	17.028	—
Fidelity VIP Freedom 2025 Subaccount (5/15)	2019	20.435	24.683	—
	2018	22.053	20.435	—
	2017	18.870	22.053	—
	2016	17.912	18.870	—
	2015	18.880	17.912	—
Fidelity VIP Freedom 2030 Subaccount (5/15)	2019	20.539	25.339	—
13

Gold Track Select MLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	22.473	20.539	—
	2017	18.732	22.473	—
	2016	17.715	18.732	—
	2015	18.798	17.715	—
Fidelity VIP Freedom 2040 Subaccount (5/15)	2019	26.613	33.922	—
	2018	29.789	26.613	—
	2017	24.305	29.789	—
	2016	22.954	24.305	—
	2015	24.428	22.954	—
Fidelity VIP Freedom 2050 Subaccount (5/15)	2019	27.192	34.657	—
	2018	30.439	27.192	—
	2017	24.835	30.439	—
	2016	23.446	24.835	—
	2015	24.971	23.446	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)	2019	7.484	9.163	—
	2018	8.834	7.484	—
	2017	7.373	8.834	—
	2016	6.627	7.373	—
	2015	6.777	6.627	—
	2014	6.430	6.777	—
	2013	6.127	6.430	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)	2019	1.629	2.052	—
	2018	1.947	1.629	—
	2017	1.395	1.947	—
	2016	1.195	1.395	—
	2015	1.495	1.195	—
	2014	1.642	1.495	—
	2013	1.599	1.642	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)	2019	4.136	4.627	—
	2018	4.921	4.136	—
	2017	4.243	4.921	—
	2016	3.982	4.243	—
	2015	4.285	3.982	—
	2014	4.850	4.285	—
	2013	4.621	4.850	—
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (12/13)	2019	10.392	13.962	—
	2018	10.525	10.392	—
	2017	8.332	10.525	—
	2016	7.477	8.332	—
	2015	7.249	7.477	—
	2014	6.497	7.249	—
	2013	6.243	6.497	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)	2014	5.212	5.256	—
	2013	4.979	5.212	—
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)	2019	7.888	10.183	—
	2018	8.077	7.888	—
	2017	6.797	8.077	—
	2016	6.229	6.797	—
	2015	6.168	6.229	—
	2014	5.591	6.168	—
	2013	5.358	5.591	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)	2019	1.428	1.868	—
	2018	1.510	1.428	—
	2017	1.275	1.510	—
	2016	1.115	1.275	—
	2015	1.172	1.115	—
	2014	1.038	1.172	—
	2013	1.001	1.038	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)	2019	4.068	5.345	—
	2018	4.092	4.068	—
	2017	3.274	4.092	—
	2016	3.066	3.274	—
	2015	2.810	3.066	—
	2014	2.480	2.810	—
	2013	2.364	2.480	—
14

Gold Track Select MLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)	2019	4.365	5.505	—
	2018	4.246	4.365	—
	2017	3.437	4.246	—
	2016	3.268	3.437	—
	2015	3.438	3.268	—
	2014	3.324	3.438	—
	2013	3.122	3.324	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (12/13)	2019	3.511	3.915	—
	2018	3.613	3.511	—
	2017	3.437	3.613	—
	2016	3.307	3.437	—
	2015	3.288	3.307	—
	2014	3.318	3.288	—
	2013	3.309	3.318	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (12/13)	2019	5.791	7.293	—
	2018	5.881	5.791	—
	2017	5.068	5.881	—
	2016	4.799	5.068	—
	2015	4.912	4.799	—
	2014	4.521	4.912	—
	2013	4.381	4.521	—

Gold Track Select MLIC — Separate Account Charges 0.80%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (12/13)	2019	5.327	7.149	—
	2018	5.904	5.327	—
	2017	4.527	5.904	—
	2016	4.535	4.527	—
	2015	4.275	4.535	—
	2014	4.212	4.275	—
	2013	4.016	4.212	—
American Funds Growth Subaccount (Class 2) (12/13)	2019	41.277	53.549	—
	2018	41.714	41.277	—
	2017	32.775	41.714	—
	2016	30.175	32.775	—
	2015	28.466	30.175	—
	2014	26.444	28.466	—
	2013	25.361	26.444	—
American Funds Growth-Income Subaccount (Class 2) (12/13)	2019	26.712	33.425	—
	2018	27.417	26.712	—
	2017	22.582	27.417	—
	2016	20.412	22.582	—
	2015	20.281	20.412	—
	2014	18.479	20.281	—
	2013	17.722	18.479	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (12/13)	2019	3.469	3.959	—
	2018	3.590	3.469	—
	2017	3.348	3.590	—
	2016	2.954	3.348	—
	2015	3.093	2.954	—
	2014	3.015	3.093	—
	2013	2.993	3.015	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)	2019	1.996	2.525	—
	2018	2.238	1.996	—
	2017	1.835	2.238	—
	2016	1.697	1.835	—
	2015	1.746	1.697	—
	2014	1.675	1.746	—
	2013	1.605	1.675	—
15

Gold Track Select MLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)	2019	2.983	3.810	—
	2018	3.547	2.983	—
	2017	3.201	3.547	—
	2016	2.458	3.201	—
	2015	2.620	2.458	—
	2014	2.596	2.620	—
	2013	2.495	2.596	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)	2019	1.138	1.366	—
	2018	1.333	1.138	—
	2017	1.045	1.333	—
	2016	0.942	1.045	—
	2015	1.100	0.942	—
	2014	1.182	1.100	—
	2013	1.163	1.182	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)	2019	2.160	2.825	—
	2018	2.324	2.160	—
	2017	1.921	2.324	—
	2016	1.788	1.921	—
	2015	1.726	1.788	—
	2014	1.531	1.726	—
	2013	1.464	1.531	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)	2019	2.028	2.516	—
	2018	2.230	2.028	—
	2017	2.026	2.230	—
	2016	2.019	2.026	—
	2015	2.060	2.019	—
	2014	1.827	2.060	—
	2013	1.772	1.827	—
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (12/13)	2019	1.576	1.869	—
	2018	1.660	1.576	—
	2017	1.432	1.660	—
	2016	1.339	1.432	—
	2015	1.360	1.339	—
	2014	1.292	1.360	—
	2013	1.258	1.292	—
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (12/13)	2019	1.633	2.003	—
	2018	1.747	1.633	—
	2017	1.451	1.747	—
	2016	1.343	1.451	—
	2015	1.364	1.343	—
	2014	1.292	1.364	—
	2013	1.247	1.292	—
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (12/13)	2019	1.498	1.726	—
	2018	1.563	1.498	—
	2017	1.395	1.563	—
	2016	1.314	1.395	—
	2015	1.334	1.314	—
	2014	1.268	1.334	—
	2013	1.242	1.268	—
BHFTI Harris Oakmark International Subaccount (Class A) (12/13)	2019	2.635	3.263	—
	2018	3.483	2.635	—
	2017	2.684	3.483	—
	2016	2.496	2.684	—
	2015	2.629	2.496	—
	2014	2.805	2.629	—
	2013	2.671	2.805	—
BHFTI Invesco Comstock Subaccount (Class B) (12/13)	2019	1.270	1.575	—
	2018	1.458	1.270	—
	2017	1.245	1.458	—
	2016	1.070	1.245	—
	2015	1.147	1.070	—
	2014	1.058	1.147	—
	2013	1.011	1.058	—
BHFTI Invesco Global Equity Subaccount (Class B) (12/13)	2019	1.260	1.645	—
16

Gold Track Select MLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.462	1.260	—
	2017	1.078	1.462	—
	2016	1.085	1.078	—
	2015	1.053	1.085	—
	2014	1.040	1.053	—
	2013	0.992	1.040	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)	2019	3.622	4.478	—
	2018	4.002	3.622	—
	2017	3.212	4.002	—
	2016	2.898	3.212	—
	2015	2.963	2.898	—
	2014	2.761	2.963	—
	2013	2.637	2.761	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)	2019	2.272	2.694	—
	2018	2.655	2.272	—
	2017	2.583	2.655	—
	2016	1.990	2.583	—
	2015	2.163	1.990	—
	2014	2.083	2.163	—
	2013	1.995	2.083	—
BHFTI Loomis Sayles Growth II Subaccount (Class A) (12/13)	2014	40.459	42.241	—
	2013	38.501	40.459	—
BHFTI Loomis Sayles Growth Subaccount (Class B) (12/13)	2019	1.728	2.118	—
	2018	1.874	1.728	—
	2017	1.595	1.874	—
	2016	1.566	1.595	—
	2015	1.645	1.566	—
	2014	1.395	1.645	—
	2013	1.328	1.395	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)	2016	3.334	3.444	—
	2015	3.425	3.334	—
	2014	3.285	3.425	—
	2013	3.259	3.285	—
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)	2019	1.320	1.593	—
	2018	1.433	1.320	—
	2017	1.250	1.433	—
	2016	1.208	1.250	—
	2015	1.232	1.208	—
	2014	1.137	1.232	—
	2013	1.109	1.137	—
BHFTI MFS® Research International Subaccount (Class B) (12/13)	2019	1.792	2.281	—
	2018	2.100	1.792	—
	2017	1.652	2.100	—
	2016	1.680	1.652	—
	2015	1.724	1.680	—
	2014	1.868	1.724	—
	2013	1.785	1.868	—
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)	2019	0.999	1.075	—
	2018	1.029	0.999	—
	2017	0.999	1.029	—
	2016	0.958	0.999	—
	2015	0.994	0.958	—
	2014	0.971	0.994	—
	2013	0.978	0.971	—
BHFTI PIMCO Total Return Subaccount (Class B) (12/13)	2019	2.010	2.162	—
	2018	2.031	2.010	—
	2017	1.959	2.031	—
	2016	1.924	1.959	—
	2015	1.940	1.924	—
	2014	1.877	1.940	—
	2013	1.884	1.877	—
BHFTI Pioneer Fund Subaccount (Class A) (12/13)	2016	3.141	3.168	—
	2015	3.165	3.141	—
	2014	2.870	3.165	—
	2013	2.762	2.870	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)	2016	3.256	3.346	—
17

Gold Track Select MLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	3.325	3.256	—
	2014	3.205	3.325	—
	2013	3.195	3.205	—
BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)	2019	1.310	1.310	—
	2018	1.367	1.310	—
	2017	1.183	1.367	—
	2016	1.140	1.183	—
	2015	1.164	1.140	—
	2014	1.080	1.164	—
	2013	1.054	1.080	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)	2019	10.318	12.950	—
	2018	11.450	10.318	—
	2017	9.869	11.450	—
	2016	8.580	9.869	—
	2015	8.971	8.580	—
	2014	7.983	8.971	—
	2013	7.691	7.983	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)	2019	4.251	5.439	—
	2018	4.769	4.251	—
	2017	4.391	4.769	—
	2016	3.832	4.391	—
	2015	4.244	3.832	—
	2014	3.902	4.244	—
	2013	3.742	3.902	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)	2019	8.193	8.927	—
	2018	8.289	8.193	—
	2017	8.026	8.289	—
	2016	7.846	8.026	—
	2015	7.862	7.846	—
	2014	7.401	7.862	—
	2013	7.413	7.401	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13)	2019	7.549	9.950	—
	2018	7.430	7.549	—
	2017	5.592	7.430	—
	2016	5.632	5.592	—
	2015	5.342	5.632	—
	2014	4.945	5.342	—
	2013	4.704	4.945	—
BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)	2019	2.124	2.124	—
	2018	2.198	2.124	—
	2017	2.064	2.198	—
	2016	1.762	2.064	—
	2015	1.893	1.762	—
	2014	1.740	1.893	—
	2013	1.673	1.740	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)	2019	2.818	2.855	—
	2018	2.790	2.818	—
	2017	2.788	2.790	—
	2016	2.801	2.788	—
	2015	2.823	2.801	—
	2014	2.846	2.823	—
	2013	2.847	2.846	—
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)	2019	1.587	1.759	—
	2018	1.643	1.587	—
	2017	1.549	1.643	—
	2016	1.494	1.549	—
	2015	1.514	1.494	—
	2014	1.461	1.514	—
	2013	1.451	1.461	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)	2019	1.718	1.970	—
	2018	1.811	1.718	—
	2017	1.650	1.811	—
	2016	1.568	1.650	—
	2015	1.598	1.568	—
	2014	1.535	1.598	—
	2013	1.509	1.535	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)	2019	1.829	2.166	—
18

Gold Track Select MLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.964	1.829	—
	2017	1.725	1.964	—
	2016	1.624	1.725	—
	2015	1.658	1.624	—
	2014	1.591	1.658	—
	2013	1.548	1.591	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)	2019	1.913	2.348	—
	2018	2.099	1.913	—
	2017	1.775	2.099	—
	2016	1.655	1.775	—
	2015	1.697	1.655	—
	2014	1.626	1.697	—
	2013	1.569	1.626	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)	2019	8.809	10.748	—
	2018	9.227	8.809	—
	2017	8.078	9.227	—
	2016	7.611	8.078	—
	2015	7.479	7.611	—
	2014	6.820	7.479	—
	2013	6.620	6.820	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)	2019	7.431	9.652	—
	2018	7.498	7.431	—
	2017	6.347	7.498	—
	2016	5.960	6.347	—
	2015	5.868	5.960	—
	2014	5.346	5.868	—
	2013	5.112	5.346	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13)	2019	10.089	13.312	—
	2018	10.792	10.089	—
	2017	8.693	10.792	—
	2016	8.323	8.693	—
	2015	8.163	8.323	—
	2014	7.409	8.163	—
	2013	7.136	7.409	—
BHFTII Jennison Growth Subaccount (Class A) (12/13)	2019	1.704	2.245	—
	2018	1.711	1.704	—
	2017	1.256	1.711	—
	2016	1.264	1.256	—
	2015	1.150	1.264	—
	2014	1.063	1.150	—
	2013	1.018	1.063	—
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)	2019	1.986	2.140	—
	2018	2.005	1.986	—
	2017	1.958	2.005	—
	2016	1.928	1.958	—
	2015	1.939	1.928	—
	2014	1.847	1.939	—
	2013	1.851	1.847	—
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)	2019	3.402	4.237	—
	2018	3.878	3.402	—
	2017	3.382	3.878	—
	2016	2.839	3.382	—
	2015	2.940	2.839	—
	2014	2.714	2.940	—
	2013	2.607	2.714	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (12/13)	2019	1.717	2.077	—
	2018	2.011	1.717	—
	2017	1.623	2.011	—
	2016	1.614	1.623	—
	2015	1.645	1.614	—
	2014	1.764	1.645	—
	2013	1.672	1.764	—
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (12/13)	2019	3.636	4.531	—
	2018	4.116	3.636	—
	2017	3.619	4.116	—
	2016	3.008	3.619	—
	2015	3.167	3.008	—
	2014	3.039	3.167	—
	2013	2.892	3.039	—
19

Gold Track Select MLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife Stock Index Subaccount (Class A) (12/13)	2019	10.104	13.146	—
	2018	10.677	10.104	—
	2017	8.855	10.677	—
	2016	7.993	8.855	—
	2015	7.965	7.993	—
	2014	7.082	7.965	—
	2013	6.801	7.082	—
BHFTII MFS® Total Return Subaccount (Class F) (12/13)	2019	1.230	1.466	—
	2018	1.316	1.230	—
	2017	1.182	1.316	—
	2016	1.093	1.182	—
	2015	1.106	1.093	—
	2014	1.028	1.106	—
	2013	1.002	1.028	—
BHFTII MFS® Value Subaccount (Class A) (12/13)	2019	3.247	4.192	—
	2018	3.639	3.247	—
	2017	3.109	3.639	—
	2016	2.739	3.109	—
	2015	2.765	2.739	—
	2014	2.516	2.765	—
	2013	2.401	2.516	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)	2019	3.473	4.468	—
	2018	3.753	3.473	—
	2017	3.268	3.753	—
	2016	2.776	3.268	—
	2015	2.782	2.776	—
	2014	2.804	2.782	—
	2013	2.700	2.804	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)	2019	3.728	4.830	—
	2018	3.802	3.728	—
	2017	2.871	3.802	—
	2016	2.851	2.871	—
	2015	2.600	2.851	—
	2014	2.409	2.600	—
	2013	2.312	2.409	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)	2019	4.359	5.745	—
	2018	4.714	4.359	—
	2017	3.878	4.714	—
	2016	3.507	3.878	—
	2015	3.450	3.507	—
	2014	3.261	3.450	—
	2013	3.120	3.261	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	38.364	43.572	—
	2018	40.201	38.364	—
	2017	37.442	40.201	—
	2016	35.920	37.442	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)	2019	2.179	2.292	—
	2018	2.175	2.179	—
	2017	2.151	2.175	—
	2016	2.141	2.151	—
	2015	2.146	2.141	—
	2014	2.104	2.146	—
	2013	2.110	2.104	—
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (12/13)	2019	1.230	1.564	—
	2018	1.489	1.230	—
	2017	1.340	1.489	—
	2016	1.028	1.340	—
	2015	1.105	1.028	—
	2014	1.052	1.105	—
	2013	1.005	1.052	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (12/13)	2019	8.539	11.120	—
	2018	9.220	8.539	—
	2017	7.643	9.220	—
	2016	7.152	7.643	—
	2015	7.180	7.152	—
	2014	6.482	7.180	—
	2013	6.214	6.482	—
20

Gold Track Select MLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	18.799	22.356	—
	2018	20.177	18.799	—
	2017	17.494	20.177	—
	2016	16.668	17.494	—
	2015	17.523	16.668	—
Fidelity VIP Freedom 2025 Subaccount (5/15)	2019	19.883	23.968	—
	2018	21.501	19.883	—
	2017	18.434	21.501	—
	2016	17.533	18.434	—
	2015	18.505	17.533	—
Fidelity VIP Freedom 2030 Subaccount (5/15)	2019	19.984	24.605	—
	2018	21.910	19.984	—
	2017	18.299	21.910	—
	2016	17.341	18.299	—
	2015	18.425	17.341	—
Fidelity VIP Freedom 2040 Subaccount (5/15)	2019	26.100	33.202	—
	2018	29.273	26.100	—
	2017	23.933	29.273	—
	2016	22.647	23.933	—
	2015	24.134	22.647	—
Fidelity VIP Freedom 2050 Subaccount (5/15)	2019	26.668	33.921	—
	2018	29.912	26.668	—
	2017	24.454	29.912	—
	2016	23.133	24.454	—
	2015	24.670	23.133	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)	2019	7.190	8.786	—
	2018	8.505	7.190	—
	2017	7.112	8.505	—
	2016	6.406	7.112	—
	2015	6.564	6.406	—
	2014	6.240	6.564	—
	2013	5.946	6.240	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)	2019	1.556	1.956	—
	2018	1.863	1.556	—
	2017	1.338	1.863	—
	2016	1.148	1.338	—
	2015	1.440	1.148	—
	2014	1.584	1.440	—
	2013	1.543	1.584	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)	2019	3.921	4.378	—
	2018	4.675	3.921	—
	2017	4.038	4.675	—
	2016	3.798	4.038	—
	2015	4.095	3.798	—
	2014	4.644	4.095	—
	2013	4.425	4.644	—
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (12/13)	2019	9.879	13.246	—
	2018	10.026	9.879	—
	2017	7.952	10.026	—
	2016	7.150	7.952	—
	2015	6.946	7.150	—
	2014	6.238	6.946	—
	2013	5.995	6.238	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)	2014	5.007	5.046	—
	2013	4.783	5.007	—
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)	2019	7.471	9.625	—
	2018	7.665	7.471	—
	2017	6.463	7.665	—
	2016	5.935	6.463	—
	2015	5.889	5.935	—
	2014	5.348	5.889	—
	2013	5.126	5.348	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)	2019	1.413	1.845	—
21

Gold Track Select MLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.497	1.413	—
	2017	1.267	1.497	—
	2016	1.110	1.267	—
	2015	1.170	1.110	—
	2014	1.038	1.170	—
	2013	1.001	1.038	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)	2019	3.904	5.118	—
	2018	3.934	3.904	—
	2017	3.153	3.934	—
	2016	2.960	3.153	—
	2015	2.718	2.960	—
	2014	2.403	2.718	—
	2013	2.291	2.403	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)	2019	4.201	5.288	—
	2018	4.094	4.201	—
	2017	3.321	4.094	—
	2016	3.164	3.321	—
	2015	3.336	3.164	—
	2014	3.231	3.336	—
	2013	3.035	3.231	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (12/13)	2019	3.343	3.720	—
	2018	3.447	3.343	—
	2017	3.285	3.447	—
	2016	3.168	3.285	—
	2015	3.155	3.168	—
	2014	3.191	3.155	—
	2013	3.182	3.191	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (12/13)	2019	5.491	6.902	—
	2018	5.588	5.491	—
	2017	4.825	5.588	—
	2016	4.578	4.825	—
	2015	4.695	4.578	—
	2014	4.330	4.695	—
	2013	4.196	4.330	—

Gold Track Select MLIC — Separate Account Charges 0.90%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (12/13)	2019	5.213	6.988	34,762
	2018	5.783	5.213	48,260
	2017	4.438	5.783	64,628
	2016	4.451	4.438	124,565
	2015	4.200	4.451	—
	2014	4.142	4.200	—
	2013	3.950	4.142	—
American Funds Growth Subaccount (Class 2) (12/13)	2019	39.861	51.660	4,245
	2018	40.323	39.861	4,932
	2017	31.714	40.323	8,419
	2016	29.228	31.714	11,448
	2015	27.599	29.228	—
	2014	25.665	27.599	—
	2013	24.614	25.665	—
American Funds Growth-Income Subaccount (Class 2) (12/13)	2019	25.795	32.245	8,317
	2018	26.503	25.795	8,481
	2017	21.851	26.503	9,303
	2016	19.771	21.851	12,339
	2015	19.664	19.771	—
	2014	17.934	19.664	—
	2013	17.201	17.934	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (12/13)	2019	3.392	3.868	15,156
22

Gold Track Select MLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.514	3.392	9,230
	2017	3.281	3.514	10,511
	2016	2.897	3.281	18,026
	2015	3.037	2.897	—
	2014	2.963	3.037	—
	2013	2.941	2.963	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)	2019	1.968	2.487	122,308
	2018	2.208	1.968	126,526
	2017	1.813	2.208	126,714
	2016	1.678	1.813	93,606
	2015	1.728	1.678	—
	2014	1.659	1.728	—
	2013	1.591	1.659	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)	2019	2.933	3.743	7,041
	2018	3.492	2.933	22,710
	2017	3.154	3.492	23,203
	2016	2.425	3.154	34,759
	2015	2.587	2.425	—
	2014	2.566	2.587	—
	2013	2.466	2.566	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)	2019	1.124	1.348	28,093
	2018	1.317	1.124	29,784
	2017	1.034	1.317	25,216
	2016	0.933	1.034	61,878
	2015	1.090	0.933	—
	2014	1.173	1.090	—
	2013	1.154	1.173	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)	2019	2.116	2.764	7,374
	2018	2.278	2.116	10,406
	2017	1.885	2.278	14,528
	2016	1.757	1.885	19,193
	2015	1.697	1.757	—
	2014	1.507	1.697	—
	2013	1.442	1.507	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)	2019	1.998	2.477	44,817
	2018	2.200	1.998	50,314
	2017	2.000	2.200	63,045
	2016	1.995	2.000	102,532
	2015	2.039	1.995	—
	2014	1.809	2.039	—
	2013	1.755	1.809	—
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (12/13)	2019	1.559	1.847	152,213
	2018	1.644	1.559	181,979
	2017	1.420	1.644	169,160
	2016	1.329	1.420	426,894
	2015	1.351	1.329	35,516
	2014	1.285	1.351	—
	2013	1.251	1.285	—
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (12/13)	2019	1.616	1.980	66,914
	2018	1.730	1.616	60,767
	2017	1.439	1.730	68,497
	2016	1.332	1.439	57,754
	2015	1.355	1.332	3,262
	2014	1.285	1.355	—
	2013	1.240	1.285	—
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (12/13)	2019	1.482	1.706	43,054
	2018	1.548	1.482	62,992
	2017	1.383	1.548	59,211
	2016	1.304	1.383	431,807
	2015	1.325	1.304	—
	2014	1.261	1.325	—
	2013	1.235	1.261	—
BHFTI Harris Oakmark International Subaccount (Class A) (12/13)	2019	2.590	3.205	47,074
	2018	3.427	2.590	38,370
	2017	2.644	3.427	40,008
	2016	2.461	2.644	67,122
	2015	2.595	2.461	—
	2014	2.772	2.595	—
	2013	2.639	2.772	—
23

Gold Track Select MLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Invesco Comstock Subaccount (Class B) (12/13)	2019	1.264	1.565	3,947
	2018	1.452	1.264	4,613
	2017	1.241	1.452	8,754
	2016	1.068	1.241	6,729
	2015	1.146	1.068	—
	2014	1.058	1.146	—
	2013	1.011	1.058	—
BHFTI Invesco Global Equity Subaccount (Class B) (12/13)	2019	1.254	1.635	237,370
	2018	1.456	1.254	293,189
	2017	1.075	1.456	311,269
	2016	1.082	1.075	651,260
	2015	1.051	1.082	—
	2014	1.040	1.051	—
	2013	0.992	1.040	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)	2019	3.560	4.397	11,652
	2018	3.938	3.560	12,345
	2017	3.163	3.938	13,324
	2016	2.857	3.163	36,779
	2015	2.924	2.857	—
	2014	2.728	2.924	—
	2013	2.605	2.728	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)	2019	2.241	2.654	32,530
	2018	2.622	2.241	23,936
	2017	2.553	2.622	23,995
	2016	1.969	2.553	39,002
	2015	2.142	1.969	54
	2014	2.065	2.142	—
	2013	1.978	2.065	—
BHFTI Loomis Sayles Growth II Subaccount (Class A) (12/13)	2014	39.192	40.906	—
	2013	37.298	39.192	—
BHFTI Loomis Sayles Growth Subaccount (Class B) (12/13)	2019	1.697	2.078	48,290
	2018	1.842	1.697	59,405
	2017	1.570	1.842	60,995
	2016	1.543	1.570	90,756
	2015	1.622	1.543	—
	2014	1.377	1.622	—
	2013	1.311	1.377	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)	2016	3.269	3.376	—
	2015	3.362	3.269	—
	2014	3.227	3.362	—
	2013	3.202	3.227	—
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)	2019	1.311	1.582	67,425
	2018	1.426	1.311	71,674
	2017	1.245	1.426	95,480
	2016	1.204	1.245	116,361
	2015	1.230	1.204	—
	2014	1.136	1.230	—
	2013	1.108	1.136	—
BHFTI MFS® Research International Subaccount (Class B) (12/13)	2019	1.760	2.238	79,852
	2018	2.065	1.760	88,631
	2017	1.626	2.065	94,757
	2016	1.655	1.626	78,272
	2015	1.700	1.655	—
	2014	1.844	1.700	—
	2013	1.763	1.844	—
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)	2019	0.994	1.068	122,461
	2018	1.025	0.994	137,250
	2017	0.996	1.025	140,772
	2016	0.956	0.996	160,664
	2015	0.993	0.956	—
	2014	0.971	0.993	—
	2013	0.977	0.971	—
BHFTI PIMCO Total Return Subaccount (Class B) (12/13)	2019	1.974	2.122	182,998
24

Gold Track Select MLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.997	1.974	195,391
	2017	1.928	1.997	258,828
	2016	1.896	1.928	685,385
	2015	1.913	1.896	—
	2014	1.853	1.913	—
	2013	1.860	1.853	—
BHFTI Pioneer Fund Subaccount (Class A) (12/13)	2016	3.073	3.098	—
	2015	3.099	3.073	—
	2014	2.813	3.099	—
	2013	2.707	2.813	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)	2016	3.186	3.274	—
	2015	3.257	3.186	—
	2014	3.143	3.257	—
	2013	3.133	3.143	—
BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)	2019	1.303	1.303	—
	2018	1.360	1.303	—
	2017	1.178	1.360	37,232
	2016	1.137	1.178	59,534
	2015	1.162	1.137	—
	2014	1.079	1.162	—
	2013	1.053	1.079	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)	2019	10.022	12.566	29,985
	2018	11.133	10.022	18,456
	2017	9.606	11.133	19,418
	2016	8.360	9.606	19,269
	2015	8.749	8.360	—
	2014	7.793	8.749	—
	2013	7.509	7.793	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)	2019	4.161	5.319	31,861
	2018	4.673	4.161	42,887
	2017	4.307	4.673	48,985
	2016	3.762	4.307	105,029
	2015	4.171	3.762	—
	2014	3.839	4.171	—
	2013	3.681	3.839	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)	2019	7.909	8.608	29,022
	2018	8.009	7.909	34,940
	2017	7.763	8.009	43,252
	2016	7.596	7.763	112,072
	2015	7.619	7.596	—
	2014	7.180	7.619	—
	2013	7.191	7.180	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13)	2019	7.369	9.702	11,340
	2018	7.260	7.369	24,863
	2017	5.470	7.260	15,528
	2016	5.514	5.470	23,233
	2015	5.235	5.514	—
	2014	4.851	5.235	—
	2013	4.615	4.851	—
BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)	2019	2.091	2.091	—
	2018	2.164	2.091	—
	2017	2.034	2.164	87,058
	2016	1.738	2.034	74,718
	2015	1.869	1.738	62
	2014	1.719	1.869	—
	2013	1.654	1.719	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)	2019	2.720	2.753	150,955
	2018	2.696	2.720	260,200
	2017	2.697	2.696	262,937
	2016	2.711	2.697	84,329
	2015	2.736	2.711	—
	2014	2.761	2.736	—
	2013	2.762	2.761	—
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)	2019	1.566	1.734	94,686
25

Gold Track Select MLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.622	1.566	258,769
	2017	1.531	1.622	247,691
	2016	1.478	1.531	215,365
	2015	1.500	1.478	—
	2014	1.449	1.500	—
	2013	1.438	1.449	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)	2019	1.694	1.941	562,826
	2018	1.788	1.694	533,331
	2017	1.631	1.788	522,750
	2016	1.551	1.631	1,188,437
	2015	1.582	1.551	—
	2014	1.522	1.582	—
	2013	1.496	1.522	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)	2019	1.804	2.135	2,053,243
	2018	1.939	1.804	2,204,447
	2017	1.705	1.939	2,403,784
	2016	1.607	1.705	3,573,422
	2015	1.642	1.607	—
	2014	1.577	1.642	—
	2013	1.535	1.577	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)	2019	1.887	2.314	701,786
	2018	2.072	1.887	697,491
	2017	1.755	2.072	1,030,229
	2016	1.637	1.755	1,364,553
	2015	1.681	1.637	—
	2014	1.612	1.681	—
	2013	1.555	1.612	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)	2019	8.527	10.394	43,801
	2018	8.941	8.527	54,277
	2017	7.836	8.941	61,055
	2016	7.390	7.836	62,513
	2015	7.269	7.390	—
	2014	6.635	7.269	—
	2013	6.441	6.635	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)	2019	7.253	9.412	2,730
	2018	7.326	7.253	4,172
	2017	6.208	7.326	4,564
	2016	5.836	6.208	6,501
	2015	5.751	5.836	—
	2014	5.245	5.751	—
	2013	5.015	5.245	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13)	2019	9.784	12.897	31,066
	2018	10.476	9.784	32,416
	2017	8.447	10.476	32,622
	2016	8.095	8.447	37,171
	2015	7.948	8.095	—
	2014	7.221	7.948	—
	2013	6.955	7.221	—
BHFTII Jennison Growth Subaccount (Class A) (12/13)	2019	1.695	2.231	60,028
	2018	1.704	1.695	123,288
	2017	1.252	1.704	121,908
	2016	1.261	1.252	146,636
	2015	1.149	1.261	—
	2014	1.063	1.149	—
	2013	1.018	1.063	—
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)	2019	1.946	2.095	50,481
	2018	1.967	1.946	27,907
	2017	1.922	1.967	30,458
	2016	1.895	1.922	59,933
	2015	1.908	1.895	—
	2014	1.819	1.908	—
	2013	1.823	1.819	—
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)	2019	3.340	4.155	57,685
	2018	3.811	3.340	46,164
	2017	3.326	3.811	68,413
	2016	2.795	3.326	137,021
	2015	2.898	2.795	—
	2014	2.677	2.898	—
	2013	2.572	2.677	—
26

Gold Track Select MLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (12/13)	2019	1.683	2.034	39,092
	2018	1.973	1.683	38,863
	2017	1.594	1.973	37,875
	2016	1.587	1.594	64,957
	2015	1.619	1.587	—
	2014	1.738	1.619	—
	2013	1.647	1.738	—
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (12/13)	2019	3.563	4.436	24,170
	2018	4.038	3.563	26,830
	2017	3.554	4.038	36,362
	2016	2.956	3.554	54,214
	2015	3.116	2.956	36
	2014	2.994	3.116	—
	2013	2.848	2.994	—
BHFTII MetLife Stock Index Subaccount (Class A) (12/13)	2019	9.819	12.762	25,699
	2018	10.386	9.819	28,415
	2017	8.622	10.386	34,958
	2016	7.791	8.622	29,705
	2015	7.771	7.791	—
	2014	6.917	7.771	—
	2013	6.642	6.917	—
BHFTII MFS® Total Return Subaccount (Class F) (12/13)	2019	1.224	1.457	61,461
	2018	1.310	1.224	64,773
	2017	1.178	1.310	64,602
	2016	1.091	1.178	57,831
	2015	1.105	1.091	—
	2014	1.028	1.105	—
	2013	1.002	1.028	—
BHFTII MFS® Value Subaccount (Class A) (12/13)	2019	3.181	4.103	96,721
	2018	3.569	3.181	105,753
	2017	3.052	3.569	144,766
	2016	2.692	3.052	228,635
	2015	2.720	2.692	—
	2014	2.477	2.720	—
	2013	2.364	2.477	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)	2019	3.410	4.382	8,137
	2018	3.688	3.410	8,510
	2017	3.215	3.688	10,842
	2016	2.733	3.215	3,947
	2015	2.742	2.733	—
	2014	2.766	2.742	—
	2013	2.664	2.766	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)	2019	3.654	4.729	191,915
	2018	3.730	3.654	224,225
	2017	2.820	3.730	268,136
	2016	2.802	2.820	436,431
	2015	2.559	2.802	39
	2014	2.372	2.559	—
	2013	2.278	2.372	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)	2019	4.265	5.615	69,531
	2018	4.617	4.265	75,116
	2017	3.802	4.617	88,171
	2016	3.441	3.802	122,437
	2015	3.389	3.441	—
	2014	3.206	3.389	—
	2013	3.068	3.206	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	37.448	42.489	5,054
	2018	39.280	37.448	8,764
	2017	36.621	39.280	9,636
	2016	35.156	36.621	18,608
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)	2019	2.127	2.235	31,690
	2018	2.126	2.127	27,840
	2017	2.104	2.126	27,423
	2016	2.096	2.104	50,228
	2015	2.103	2.096	—
	2014	2.064	2.103	—
	2013	2.070	2.064	—
Delaware VIP Trust
27

Gold Track Select MLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Delaware VIP® Small Cap Value Subaccount (Standard Class) (12/13)	2019	1.224	1.554	448
	2018	1.483	1.224	5,992
	2017	1.335	1.483	14,842
	2016	1.026	1.335	25,822
	2015	1.103	1.026	—
	2014	1.052	1.103	—
	2013	1.005	1.052	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (12/13)	2019	8.336	10.845	58,967
	2018	9.010	8.336	66,460
	2017	7.477	9.010	85,395
	2016	7.003	7.477	158,183
	2015	7.037	7.003	—
	2014	6.360	7.037	—
	2013	6.097	6.360	—
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	18.543	22.030	64,154
	2018	19.923	18.543	49,509
	2017	17.291	19.923	63,006
	2016	16.490	17.291	98,961
	2015	17.348	16.490	—
Fidelity VIP Freedom 2025 Subaccount (5/15)	2019	19.613	23.618	45,686
	2018	21.230	19.613	36,340
	2017	18.220	21.230	38,578
	2016	17.347	18.220	79,781
	2015	18.321	17.347	—
Fidelity VIP Freedom 2030 Subaccount (5/15)	2019	19.712	24.246	138,314
	2018	21.634	19.712	145,064
	2017	18.086	21.634	139,649
	2016	17.156	18.086	115,111
	2015	18.241	17.156	—
Fidelity VIP Freedom 2040 Subaccount (5/15)	2019	25.847	32.847	22,113
	2018	29.019	25.847	18,197
	2017	23.748	29.019	18,376
	2016	22.495	23.748	7,760
	2015	23.988	22.495	—
Fidelity VIP Freedom 2050 Subaccount (5/15)	2019	26.409	33.558	11,077
	2018	29.652	26.409	10,237
	2017	24.266	29.652	8,553
	2016	22.978	24.266	6,075
	2015	24.520	22.978	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)	2019	7.048	8.603	51,631
	2018	8.344	7.048	59,331
	2017	6.985	8.344	81,118
	2016	6.297	6.985	92,941
	2015	6.460	6.297	—
	2014	6.147	6.460	—
	2013	5.858	6.147	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)	2019	1.521	1.910	24,767
	2018	1.823	1.521	88,922
	2017	1.310	1.823	83,878
	2016	1.126	1.310	168,845
	2015	1.413	1.126	—
	2014	1.556	1.413	—
	2013	1.516	1.556	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)	2019	3.818	4.258	—
	2018	4.556	3.818	159
	2017	3.940	4.556	159
	2016	3.709	3.940	353
	2015	4.003	3.709	—
	2014	4.545	4.003	—
	2013	4.331	4.545	—
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (12/13)	2019	9.632	12.902	10,195
28

Gold Track Select MLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	9.785	9.632	10,917
	2017	7.769	9.785	15,309
	2016	6.993	7.769	31,893
	2015	6.800	6.993	—
	2014	6.113	6.800	—
	2013	5.874	6.113	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)	2014	4.907	4.944	—
	2013	4.688	4.907	—
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)	2019	7.271	9.357	5,773
	2018	7.467	7.271	5,873
	2017	6.302	7.467	6,486
	2016	5.793	6.302	5,096
	2015	5.754	5.793	—
	2014	5.231	5.754	—
	2013	5.014	5.231	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)	2019	1.406	1.834	41,412
	2018	1.491	1.406	45,798
	2017	1.263	1.491	46,671
	2016	1.108	1.263	52,618
	2015	1.168	1.108	—
	2014	1.038	1.168	—
	2013	1.000	1.038	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)	2019	3.824	5.008	86,942
	2018	3.858	3.824	124,513
	2017	3.095	3.858	129,427
	2016	2.908	3.095	222,679
	2015	2.673	2.908	—
	2014	2.366	2.673	—
	2013	2.255	2.366	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)	2019	4.121	5.182	8,031
	2018	4.021	4.121	3,651
	2017	3.265	4.021	6,825
	2016	3.113	3.265	12,622
	2015	3.285	3.113	—
	2014	3.185	3.285	—
	2013	2.993	3.185	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (12/13)	2019	3.262	3.626	10,910
	2018	3.366	3.262	25,469
	2017	3.212	3.366	31,136
	2016	3.100	3.212	51,470
	2015	3.091	3.100	—
	2014	3.129	3.091	—
	2013	3.121	3.129	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (12/13)	2019	5.347	6.714	4,540
	2018	5.446	5.347	4,988
	2017	4.707	5.446	4,430
	2016	4.471	4.707	1,078
	2015	4.590	4.471	—
	2014	4.238	4.590	—
	2013	4.106	4.238	—

Gold Track Select MLIC — Separate Account Charges 1.15%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (12/13)	2019	4.938	6.603	—
29

Gold Track Select MLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	5.492	4.938	—
	2017	4.225	5.492	—
	2016	4.248	4.225	—
	2015	4.018	4.248	—
	2014	3.973	4.018	—
	2013	3.789	3.973	—
American Funds Growth Subaccount (Class 2) (12/13)	2019	36.529	47.224	616
	2018	37.045	36.529	513
	2017	29.209	37.045	405
	2016	26.986	29.209	276
	2015	25.546	26.986	132
	2014	23.815	25.546	18
	2013	22.844	23.815	—
American Funds Growth-Income Subaccount (Class 2) (12/13)	2019	23.639	29.477	1,267
	2018	24.349	23.639	1,025
	2017	20.125	24.349	325
	2016	18.255	20.125	307
	2015	18.201	18.255	355
	2014	16.642	18.201	287
	2013	15.963	16.642	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (12/13)	2019	3.208	3.648	21,027
	2018	3.331	3.208	16,668
	2017	3.118	3.331	11,943
	2016	2.760	3.118	9,049
	2015	2.901	2.760	7,515
	2014	2.838	2.901	5,098
	2013	2.817	2.838	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (12/13)	2019	1.900	2.394	—
	2018	2.137	1.900	—
	2017	1.758	2.137	—
	2016	1.632	1.758	19,760
	2015	1.685	1.632	17,753
	2014	1.622	1.685	2,545
	2013	1.555	1.622	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (12/13)	2019	2.813	3.582	—
	2018	3.358	2.813	—
	2017	3.041	3.358	—
	2016	2.343	3.041	—
	2015	2.506	2.343	—
	2014	2.492	2.506	—
	2013	2.396	2.492	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (12/13)	2019	1.089	1.302	—
	2018	1.280	1.089	—
	2017	1.007	1.280	—
	2016	0.910	1.007	—
	2015	1.067	0.910	—
	2014	1.151	1.067	—
	2013	1.133	1.151	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (12/13)	2019	2.009	2.618	—
	2018	2.168	2.009	—
	2017	1.799	2.168	—
	2016	1.680	1.799	—
	2015	1.627	1.680	—
	2014	1.449	1.627	—
	2013	1.386	1.449	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (12/13)	2019	1.926	2.382	12,974
	2018	2.126	1.926	10,950
	2017	1.938	2.126	7,090
	2016	1.938	1.938	6,223
	2015	1.985	1.938	4,653
	2014	1.766	1.985	3,063
	2013	1.713	1.766	—
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (12/13)	2019	1.518	1.794	—
30

Gold Track Select MLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.605	1.518	—
	2017	1.389	1.605	—
	2016	1.304	1.389	—
	2015	1.328	1.304	—
	2014	1.267	1.328	—
	2013	1.233	1.267	—
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (12/13)	2019	1.573	1.923	—
	2018	1.689	1.573	—
	2017	1.408	1.689	—
	2016	1.307	1.408	—
	2015	1.332	1.307	—
	2014	1.267	1.332	—
	2013	1.223	1.267	—
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (12/13)	2019	1.443	1.657	—
	2018	1.511	1.443	—
	2017	1.353	1.511	—
	2016	1.279	1.353	—
	2015	1.303	1.279	—
	2014	1.243	1.303	—
	2013	1.218	1.243	—
BHFTI Harris Oakmark International Subaccount (Class A) (12/13)	2019	2.483	3.064	10,210
	2018	3.293	2.483	7,995
	2017	2.547	3.293	2,638
	2016	2.376	2.547	2,516
	2015	2.512	2.376	1,011
	2014	2.690	2.512	489
	2013	2.562	2.690	—
BHFTI Invesco Comstock Subaccount (Class B) (12/13)	2019	1.247	1.541	—
	2018	1.437	1.247	—
	2017	1.231	1.437	—
	2016	1.062	1.231	—
	2015	1.142	1.062	—
	2014	1.057	1.142	—
	2013	1.011	1.057	—
BHFTI Invesco Global Equity Subaccount (Class B) (12/13)	2019	1.237	1.609	—
	2018	1.441	1.237	—
	2017	1.066	1.441	—
	2016	1.076	1.066	6,062
	2015	1.048	1.076	3,988
	2014	1.039	1.048	—
	2013	0.992	1.039	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (12/13)	2019	3.410	4.201	—
	2018	3.781	3.410	—
	2017	3.045	3.781	—
	2016	2.757	3.045	1,694
	2015	2.829	2.757	1,451
	2014	2.645	2.829	—
	2013	2.527	2.645	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (12/13)	2019	2.165	2.558	—
	2018	2.540	2.165	—
	2017	2.479	2.540	—
	2016	1.917	2.479	—
	2015	2.090	1.917	—
	2014	2.020	2.090	—
	2013	1.935	2.020	—
BHFTI Loomis Sayles Growth II Subaccount (Class A) (12/13)	2014	36.197	37.750	—
	2013	34.451	36.197	—
BHFTI Loomis Sayles Growth Subaccount (Class B) (12/13)	2019	1.623	1.982	—
	2018	1.766	1.623	—
	2017	1.509	1.766	—
	2016	1.486	1.509	977
	2015	1.567	1.486	61
	2014	1.333	1.567	—
	2013	1.270	1.333	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (12/13)	2016	3.112	3.211	—
	2015	3.209	3.112	—
	2014	3.088	3.209	—
	2013	3.064	3.088	—
31

Gold Track Select MLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)	2019	1.291	1.554	—
	2018	1.408	1.291	—
	2017	1.232	1.408	—
	2016	1.194	1.232	—
	2015	1.223	1.194	—
	2014	1.132	1.223	—
	2013	1.105	1.132	—
BHFTI MFS® Research International Subaccount (Class B) (12/13)	2019	1.683	2.135	—
	2018	1.980	1.683	—
	2017	1.563	1.980	—
	2016	1.595	1.563	—
	2015	1.642	1.595	—
	2014	1.785	1.642	—
	2013	1.707	1.785	—
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)	2019	0.981	1.052	—
	2018	1.014	0.981	—
	2017	0.988	1.014	—
	2016	0.950	0.988	—
	2015	0.990	0.950	—
	2014	0.971	0.990	—
	2013	0.977	0.971	—
BHFTI PIMCO Total Return Subaccount (Class B) (12/13)	2019	1.888	2.024	28,344
	2018	1.914	1.888	22,372
	2017	1.853	1.914	14,968
	2016	1.827	1.853	10,953
	2015	1.848	1.827	8,866
	2014	1.794	1.848	7,756
	2013	1.801	1.794	—
BHFTI Pioneer Fund Subaccount (Class A) (12/13)	2016	2.909	2.931	—
	2015	2.941	2.909	—
	2014	2.677	2.941	—
	2013	2.576	2.677	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (12/13)	2016	3.020	3.100	—
	2015	3.095	3.020	—
	2014	2.993	3.095	—
	2013	2.984	2.993	—
BHFTI Schroders Global Multi-Asset Portfolio Subaccount (Class B) (12/13)	2019	1.287	1.287	—
	2018	1.344	1.287	—
	2017	1.167	1.344	—
	2016	1.129	1.167	—
	2015	1.157	1.129	—
	2014	1.077	1.157	—
	2013	1.051	1.077	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)	2019	9.320	11.656	—
	2018	10.379	9.320	—
	2017	8.977	10.379	—
	2016	7.832	8.977	—
	2015	8.217	7.832	—
	2014	7.338	8.217	—
	2013	7.071	7.338	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (12/13)	2019	3.944	5.029	3,930
	2018	4.441	3.944	2,944
	2017	4.103	4.441	2,025
	2016	3.594	4.103	1,104
	2015	3.994	3.594	—
	2014	3.685	3.994	—
	2013	3.534	3.685	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (12/13)	2019	7.240	7.860	—
	2018	7.350	7.240	—
	2017	7.142	7.350	—
	2016	7.006	7.142	—
	2015	7.045	7.006	—
	2014	6.655	7.045	—
	2013	6.667	6.655	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (12/13)	2019	6.937	9.110	2,549
32

Gold Track Select MLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	6.851	6.937	1,998
	2017	5.175	6.851	1,457
	2016	5.230	5.175	818
	2015	4.978	5.230	—
	2014	4.624	4.978	—
	2013	4.399	4.624	—
BHFTII BlackRock Large Cap Value Subaccount (Class B) (12/13)	2019	2.009	2.009	—
	2018	2.081	2.009	—
	2017	1.961	2.081	4,282
	2016	1.680	1.961	2,715
	2015	1.811	1.680	27
	2014	1.670	1.811	—
	2013	1.606	1.670	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (12/13)	2019	2.490	2.514	—
	2018	2.474	2.490	—
	2017	2.481	2.474	—
	2016	2.501	2.481	—
	2015	2.530	2.501	—
	2014	2.559	2.530	—
	2013	2.560	2.559	—
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (12/13)	2019	1.513	1.671	—
	2018	1.572	1.513	—
	2017	1.487	1.572	—
	2016	1.439	1.487	—
	2015	1.464	1.439	—
	2014	1.418	1.464	—
	2013	1.408	1.418	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (12/13)	2019	1.637	1.871	—
	2018	1.733	1.637	—
	2017	1.584	1.733	—
	2016	1.510	1.584	—
	2015	1.544	1.510	—
	2014	1.489	1.544	—
	2013	1.464	1.489	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (12/13)	2019	1.743	2.058	—
	2018	1.879	1.743	—
	2017	1.656	1.879	—
	2016	1.564	1.656	—
	2015	1.603	1.564	—
	2014	1.543	1.603	—
	2013	1.502	1.543	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (12/13)	2019	1.824	2.230	—
	2018	2.008	1.824	—
	2017	1.704	2.008	—
	2016	1.594	1.704	49,754
	2015	1.640	1.594	32,241
	2014	1.577	1.640	15,151
	2013	1.522	1.577	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (12/13)	2019	7.862	9.559	—
	2018	8.264	7.862	—
	2017	7.260	8.264	—
	2016	6.864	7.260	—
	2015	6.769	6.864	—
	2014	6.194	6.769	—
	2013	6.014	6.194	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (12/13)	2019	6.828	8.838	2,478
	2018	6.913	6.828	1,912
	2017	5.873	6.913	1,332
	2016	5.535	5.873	724
	2015	5.468	5.535	—
	2014	4.999	5.468	—
	2013	4.781	4.999	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (12/13)	2019	9.061	11.914	—
	2018	9.727	9.061	—
	2017	7.863	9.727	—
	2016	7.554	7.863	—
	2015	7.435	7.554	—
	2014	6.772	7.435	—
	2013	6.524	6.772	—
33

Gold Track Select MLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class A) (12/13)	2019	1.673	2.197	—
	2018	1.687	1.673	—
	2017	1.242	1.687	—
	2016	1.255	1.242	—
	2015	1.146	1.255	—
	2014	1.063	1.146	—
	2013	1.017	1.063	—
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (12/13)	2019	1.851	1.987	—
	2018	1.875	1.851	—
	2017	1.837	1.875	—
	2016	1.816	1.837	—
	2015	1.832	1.816	—
	2014	1.752	1.832	—
	2013	1.756	1.752	—
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (12/13)	2019	3.189	3.957	4
	2018	3.648	3.189	6
	2017	3.192	3.648	10
	2016	2.689	3.192	2,180
	2015	2.795	2.689	1,579
	2014	2.589	2.795	9
	2013	2.487	2.589	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (12/13)	2019	1.600	1.929	—
	2018	1.880	1.600	—
	2017	1.523	1.880	—
	2016	1.520	1.523	—
	2015	1.555	1.520	—
	2014	1.673	1.555	—
	2013	1.586	1.673	—
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (12/13)	2019	3.388	4.207	—
	2018	3.850	3.388	—
	2017	3.396	3.850	—
	2016	2.832	3.396	—
	2015	2.993	2.832	—
	2014	2.882	2.993	—
	2013	2.743	2.882	—
BHFTII MetLife Stock Index Subaccount (Class A) (12/13)	2019	9.139	11.849	—
	2018	9.691	9.139	—
	2017	8.066	9.691	—
	2016	7.306	8.066	1,659
	2015	7.306	7.306	1,224
	2014	6.519	7.306	—
	2013	6.261	6.519	—
BHFTII MFS® Total Return Subaccount (Class F) (12/13)	2019	1.208	1.435	—
	2018	1.297	1.208	—
	2017	1.169	1.297	—
	2016	1.085	1.169	—
	2015	1.101	1.085	—
	2014	1.028	1.101	—
	2013	1.002	1.028	—
BHFTII MFS® Value Subaccount (Class A) (12/13)	2019	3.023	3.888	—
	2018	3.399	3.023	—
	2017	2.914	3.399	—
	2016	2.577	2.914	—
	2015	2.611	2.577	—
	2014	2.383	2.611	—
	2013	2.274	2.383	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (12/13)	2019	3.256	4.173	4,965
	2018	3.530	3.256	3,788
	2017	3.085	3.530	2,669
	2016	2.629	3.085	1,476
	2015	2.644	2.629	—
	2014	2.675	2.644	—
	2013	2.576	2.675	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)	2019	3.474	4.485	—
34

Gold Track Select MLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.556	3.474	—
	2017	2.695	3.556	—
	2016	2.685	2.695	—
	2015	2.457	2.685	—
	2014	2.284	2.457	—
	2013	2.193	2.284	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)	2019	4.039	5.303	4,027
	2018	4.383	4.039	3,086
	2017	3.618	4.383	2,201
	2016	3.283	3.618	1,655
	2015	3.241	3.283	27
	2014	3.074	3.241	—
	2013	2.942	3.074	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	35.251	39.897	464
	2018	37.069	35.251	346
	2017	34.646	37.069	230
	2016	33.315	34.646	123
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (12/13)	2019	2.002	2.099	—
	2018	2.006	2.002	—
	2017	1.991	2.006	—
	2016	1.988	1.991	—
	2015	2.000	1.988	—
	2014	1.967	2.000	—
	2013	1.973	1.967	—
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (12/13)	2019	1.208	1.531	—
	2018	1.468	1.208	—
	2017	1.325	1.468	—
	2016	1.020	1.325	—
	2015	1.100	1.020	—
	2014	1.051	1.100	—
	2013	1.004	1.051	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (12/13)	2019	7.850	10.188	7,687
	2018	8.507	7.850	6,257
	2017	7.077	8.507	4,269
	2016	6.645	7.077	3,374
	2015	6.694	6.645	2,695
	2014	6.065	6.694	1,597
	2013	5.815	6.065	—
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	17.919	21.236	—
	2018	19.301	17.919	—
	2017	16.793	19.301	—
	2016	16.056	16.793	—
	2015	16.918	16.056	—
Fidelity VIP Freedom 2025 Subaccount (5/15)	2019	18.953	22.767	—
	2018	20.567	18.953	—
	2017	17.696	20.567	—
	2016	16.890	17.696	—
	2015	17.867	16.890	—
Fidelity VIP Freedom 2030 Subaccount (5/15)	2019	19.049	23.372	—
	2018	20.959	19.049	—
	2017	17.566	20.959	—
	2016	16.704	17.566	—
	2015	17.789	16.704	—
Fidelity VIP Freedom 2040 Subaccount (5/15)	2019	25.225	31.978	211
	2018	28.393	25.225	126
	2017	23.294	28.393	43
	2016	22.120	23.294	—
	2015	23.626	22.120	—
Fidelity VIP Freedom 2050 Subaccount (5/15)	2019	25.775	32.670	—
	2018	29.012	25.775	—
	2017	23.801	29.012	—
	2016	22.594	23.801	—
	2015	24.151	22.594	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)	2019	6.704	8.163	—
35

Gold Track Select MLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	7.957	6.704	—
	2017	6.677	7.957	—
	2016	6.035	6.677	—
	2015	6.206	6.035	—
	2014	5.921	6.206	—
	2013	5.643	5.921	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)	2019	1.437	1.800	—
	2018	1.726	1.437	—
	2017	1.244	1.726	—
	2016	1.071	1.244	—
	2015	1.348	1.071	—
	2014	1.488	1.348	—
	2013	1.450	1.488	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)	2019	3.572	3.973	—
	2018	4.273	3.572	—
	2017	3.704	4.273	—
	2016	3.496	3.704	—
	2015	3.782	3.496	—
	2014	4.305	3.782	—
	2013	4.103	4.305	—
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (12/13)	2019	9.041	12.080	—
	2018	9.208	9.041	—
	2017	7.329	9.208	—
	2016	6.613	7.329	—
	2015	6.447	6.613	—
	2014	5.810	6.447	—
	2013	5.584	5.810	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)	2014	4.667	4.698	—
	2013	4.459	4.667	—
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)	2019	6.793	8.721	—
	2018	6.994	6.793	—
	2017	5.918	6.994	—
	2016	5.453	5.918	—
	2015	5.430	5.453	—
	2014	4.948	5.430	—
	2013	4.744	4.948	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (12/13)	2019	1.388	1.806	—
	2018	1.476	1.388	—
	2017	1.253	1.476	—
	2016	1.102	1.253	—
	2015	1.165	1.102	—
	2014	1.037	1.165	—
	2013	1.000	1.037	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)	2019	3.631	4.744	5,768
	2018	3.673	3.631	3,690
	2017	2.954	3.673	2,640
	2016	2.782	2.954	1,465
	2015	2.564	2.782	—
	2014	2.275	2.564	—
	2013	2.169	2.275	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)	2019	3.928	4.927	390
	2018	3.842	3.928	—
	2017	3.127	3.842	—
	2016	2.990	3.127	—
	2015	3.163	2.990	—
	2014	3.074	3.163	—
	2013	2.889	3.074	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (12/13)	2019	3.067	3.401	—
	2018	3.174	3.067	—
	2017	3.036	3.174	—
	2016	2.938	3.036	—
	2015	2.936	2.938	—
	2014	2.980	2.936	—
	2013	2.972	2.980	—
36

Gold Track Select MLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (12/13)	2019	5.003	6.266	—
	2018	5.109	5.003	—
	2017	4.427	5.109	—
	2016	4.215	4.427	571
	2015	4.338	4.215	501
	2014	4.015	4.338	—
	2013	3.891	4.015	—
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 4/28/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/27/2018, Brighthouse Funds Trust II-BlackRock Large Cap Value Portfolio merged into Brighthouse Funds Trust II-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 4/27/2018, Brighthouse Funds Trust I-Pyramis® Managed Risk Portfolio merged into Brighthouse Funds Trust I-Schroders Global Multi-Asset Portfolio and is no longer available as a funding option.
37

Financial Statements
The financial statements and financial highlights comprising each of the Divisions of the Separate Account and the consolidated financial statements of the Company are included herein.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.
38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan
Life Insurance Company (the "Company") comprising each of the individual
Divisions listed in Notes 2 and 3A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Divisions, except for the Divisions included in the table below;
the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of
December 31, 2019, and the results of their operations for the year then ended
(or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

     INDIVIDUAL DIVISIONS                            STATEMENTS OF
    COMPRISING THE SEPARATE      STATEMENT OF         CHANGES IN
            ACCOUNT               OPERATIONS          NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------

  American Funds(R) Global    For the year ended  For the years ended  For the years ended December 31,
  Growth Division             December 31, 2019   December 31, 2019    2019, 2018, 2017 and 2016
  Delaware VIP Small Cap                          and 2018             (commenced October 31, 2013
  Value Division                                                       and began transactions in 2016)
  Fidelity(R) VIP Mid Cap
  Division
  FTVIPT Templeton
  Developing Markets VIP
  Division
  FTVIPT Templeton Foreign
  VIP Division
  Janus Henderson Enterprise
  Division
  LMPVET ClearBridge
  Variable Appreciation
  Division
  LMPVET ClearBridge
  Variable Dividend Strategy
  Division
  LMPVET ClearBridge
  Variable Large Gap Growth
  Division
  LMPVET ClearBridge
  Variable Small Gap Growth
  Division
  LMPVIT Western Asset
  Core Plus Division

-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

     INDIVIDUAL DIVISIONS                             STATEMENTS OF
    COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
            ACCOUNT               OPERATIONS           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI Brighthouse/Artisan   For the year ended   For the years ended
  International Division      December 31, 2019    December 31, 2019
  BHFTI Wells Capital                              and 2018
  Management Mid Cap
  Value Division
  BlackRock Global
  Allocation V.I. Division
  Ivy VIP Asset Strategy
  Division
  PIMCO VIT Dynamic
  Bond Division

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Invesco Comstock      For the year ended   For the years ended
  Division                    December 31, 2019    December 31, 2019
  BHFTI T. Rowe Price Large                        and 2018
  Cap Value Division
  TAP 1919 Variable Socially
  Responsive Balanced
  Division

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed        For the year ended   For the years ended
  Income Division             December 31, 2019    December 31, 2019
                                                   and 2018

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom     For the year ended   For the years ended
  2020 Division               December 31, 2019    December 31, 2019
  Fidelity(R) VIP Freedom                          and 2018
  2025 Division
  Fidelity(R) VIP Freedom
  2030 Division
  Fidelity(R) VIP Freedom
  2040 Division
  Fidelity(R) VIP Freedom
  2050 Division

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom     For the year ended   For the year ended December 31, 2019 and the period
  2035 Division               December 31, 2019    from April 30, 2018 (commencement of operations)
  Fidelity(R) VIP Freedom                          through December 31, 2018
  2045 Division

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Multi-   For the period from  For the period from
  Alternatives Fund/VA        January 1, 2019 to   January 1, 2019 to
  Division                    April 26, 2019       April 26, 2019 and
                                                   the year ended
                                                   December 31, 2018

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

     INDIVIDUAL DIVISIONS
    COMPRISING THE SEPARATE
            ACCOUNT                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI Brighthouse/Artisan   For the years ended December 31,
  International Division      2019, 2018, 2017, 2016, and 2015
  BHFTI Wells Capital         (commenced November 19, 2014
  Management Mid Cap          and began transactions in 2015)
  Value Division
  BlackRock Global
  Allocation V.I. Division
  Ivy VIP Asset Strategy
  Division
  PIMCO VIT Dynamic
  Bond Division

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Invesco Comstock      For the years ended December 31,
  Division                    2019, 2018, 2017, 2016 and 2015
  BHFTI T. Rowe Price Large   (commenced December 13, 2013
  Cap Value Division          and began transactions in 2015)
  TAP 1919 Variable Socially
  Responsive Balanced
  Division

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed        For the years ended December 31,
  Income Division             2019, 2018, 2017, 2016, and the
                              period from May 1, 2015
                              (commencement of operations)
                              through December 31, 2015

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom     For the years ended December 31,
  2020 Division               2019, 2018, 2017 and 2016
  Fidelity(R) VIP Freedom     (commenced May 1, 2015 and
  2025 Division               began transactions in 2016)
  Fidelity(R) VIP Freedom
  2030 Division
  Fidelity(R) VIP Freedom
  2040 Division
  Fidelity(R) VIP Freedom
  2050 Division

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom
  2035 Division
  Fidelity(R) VIP Freedom
  2045 Division

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Multi-   For the period January 1, 2019 to
  Alternatives Fund/VA        April 26, 2019 (the closure of
  Division                    operations), for the year ended
                              December 31, 2018, and for the
                              period April 28, 2017
                              (commencement of operations)
                              through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 27, 2020

We have served as the Separate Account's auditor since 1984.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                                           AMERICAN FUNDS(R)
                                             AMERICAN FUNDS(R)      AMERICAN FUNDS(R)        GLOBAL SMALL         AMERICAN FUNDS(R)
                                                   BOND               GLOBAL GROWTH         CAPITALIZATION             GROWTH
                                                 DIVISION               DIVISION               DIVISION               DIVISION
                                           --------------------   --------------------   --------------------   --------------------

ASSETS:
   Investments at fair value............   $         77,224,153   $            242,938   $        437,123,742   $      1,023,148,166
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                      1
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets....................             77,224,153                242,938            437,123,742          1,023,148,167
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees.........................                     87                      3                    136                     75
   Due to Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities...............                     87                      3                    136                     75
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS..............................   $         77,224,066   $            242,935   $        437,123,606   $      1,023,148,092
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         77,092,465   $            242,935   $        436,488,174   $      1,021,966,126
   Net assets from contracts in payout..                131,601                     --                635,432              1,181,966
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets................   $         77,224,066   $            242,935   $        437,123,606   $      1,023,148,092
                                           ====================   ====================   ====================   ====================

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                         BHFTI AMERICAN        BHFTI AMERICAN
                                            AMERICAN FUNDS(R)      BHFTI AB GLOBAL      FUNDS(R) BALANCED      FUNDS(R) GROWTH
                                              GROWTH-INCOME      DYNAMIC ALLOCATION        ALLOCATION            ALLOCATION
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        767,275,644  $      1,348,392,187  $        800,925,922  $        451,501,054
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           767,275,644         1,348,392,187           800,925,922           451,501,054
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    66                    37                    66                    35
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    66                    38                    67                    36
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        767,275,578  $      1,348,392,149  $        800,925,855  $        451,501,018
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        765,655,537  $      1,348,254,354  $        800,520,020  $        451,278,119
   Net assets from contracts in payout..             1,620,041               137,795               405,835               222,899
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        767,275,578  $      1,348,392,149  $        800,925,855  $        451,501,018
                                          ====================  ====================  ====================  ====================

                                                                   BHFTI AMERICAN                              BHFTI BLACKROCK
                                             BHFTI AMERICAN       FUNDS(R) MODERATE     BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                             FUNDS(R) GROWTH         ALLOCATION           RISK BALANCED          STRATEGIES
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        333,656,508  $        786,219,737  $      1,036,049,567  $      1,726,223,593
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           333,656,508           786,219,737         1,036,049,568         1,726,223,593
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    59                    32                    23                    44
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    59                    33                    23                    44
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        333,656,449  $        786,219,704  $      1,036,049,545  $      1,726,223,549
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        333,581,062  $        785,675,536  $      1,035,987,184  $      1,726,002,398
   Net assets from contracts in payout..                75,387               544,168                62,361               221,151
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        333,656,449  $        786,219,704  $      1,036,049,545  $      1,726,223,549
                                          ====================  ====================  ====================  ====================

                                             BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                               HIGH YIELD       ASSET ALLOCATION 100
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $            449,646  $        237,520,307
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               449,646           237,520,307
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    20                    60
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    20                    61
                                          --------------------  --------------------

NET ASSETS..............................  $            449,626  $        237,520,246
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            449,626  $        231,028,735
   Net assets from contracts in payout..                    --             6,491,511
                                          --------------------  --------------------
        Total Net Assets................  $            449,626  $        237,520,246
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                       BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     ABERDEEN EMERGING          ARTISAN
                                              BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY         INTERNATIONAL
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $      3,610,425,468  $         17,894,769  $         46,669,869  $              2,094
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,610,425,468            17,894,769            46,669,869                 2,094
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    24                    28                    52                     4
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    25                    28                    52                     4
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,610,425,443  $         17,894,741  $         46,669,817  $              2,090
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,609,931,175  $         17,894,741  $         46,661,107  $              2,090
   Net assets from contracts in payout..               494,268                    --                 8,710                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,610,425,443  $         17,894,741  $         46,669,817  $              2,090
                                          ====================  ====================  ====================  ====================

                                                                 BHFTI BRIGHTHOUSE/                          BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/         FRANKLIN         BHFTI BRIGHTHOUSE/        WELLINGTON
                                               EATON VANCE          LOW DURATION            TEMPLETON             LARGE CAP
                                              FLOATING RATE         TOTAL RETURN       INTERNATIONAL BOND         RESEARCH
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         26,783,966  $         73,642,950  $          5,449,882  $        741,294,881
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            26,783,966            73,642,950             5,449,882           741,294,881
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    31                    73                    43                   101
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    31                    73                    44                   102
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         26,783,935  $         73,642,877  $          5,449,838  $        741,294,779
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         26,783,935  $         73,582,757  $          5,449,838  $        731,816,127
   Net assets from contracts in payout..                    --                60,120                    --             9,478,652
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         26,783,935  $         73,642,877  $          5,449,838  $        741,294,779
                                          ====================  ====================  ====================  ====================

                                                                    BHFTI HARRIS
                                              BHFTI CLARION            OAKMARK
                                           GLOBAL REAL ESTATE       INTERNATIONAL
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        182,528,864  $        425,579,737
   Due from Metropolitan Life
     Insurance Company..................                     5                    --
                                          --------------------  --------------------
        Total Assets....................           182,528,869           425,579,737
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   124                   123
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                   124                   124
                                          --------------------  --------------------

NET ASSETS..............................  $        182,528,745  $        425,579,613
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        182,300,676  $        424,697,006
   Net assets from contracts in payout..               228,069               882,607
                                          --------------------  --------------------
        Total Net Assets................  $        182,528,745  $        425,579,613
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                              BHFTI INVESCO
                                              BALANCED-RISK         BHFTI INVESCO         BHFTI INVESCO         BHFTI INVESCO
                                               ALLOCATION             COMSTOCK            GLOBAL EQUITY       SMALL CAP GROWTH
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        461,843,484  $             57,882  $        261,214,829  $         51,053,997
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           461,843,484                57,882           261,214,829            51,053,997
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    29                    12                   105                   132
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     3                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    29                    12                   108                   133
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        461,843,455  $             57,870  $        261,214,721  $         51,053,864
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        461,747,115  $             57,870  $        260,897,881  $         51,011,844
   Net assets from contracts in payout..                96,340                    --               316,840                42,020
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        461,843,455  $             57,870  $        261,214,721  $         51,053,864
                                          ====================  ====================  ====================  ====================

                                                                        BHFTI
                                             BHFTI JPMORGAN        JPMORGAN GLOBAL       BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                                CORE BOND         ACTIVE ALLOCATION      SMALL CAP VALUE      GLOBAL ALLOCATION
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  ---------------------

ASSETS:
   Investments at fair value............  $         74,355,010  $        803,699,993  $         18,936,979  $        107,109,844
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            74,355,010           803,699,993            18,936,979           107,109,844
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    25                    32                    57                    43
   Due to Metropolitan Life
     Insurance Company..................                     1                     1                     1                     1
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    26                    33                    58                    44
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         74,354,984  $        803,699,960  $         18,936,921  $        107,109,800
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         74,321,566  $        803,679,006  $         18,934,800  $        107,099,583
   Net assets from contracts in payout..                33,418                20,954                 2,121                10,217
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         74,354,984  $        803,699,960  $         18,936,921  $        107,109,800
                                          ====================  ====================  ====================  =====================

                                                                     BHFTI METLIFE
                                           BHFTI LOOMIS SAYLES        MULTI-INDEX
                                                 GROWTH              TARGETED RISK
                                                DIVISION               DIVISION
                                          ---------------------  --------------------

ASSETS:
   Investments at fair value............  $        467,060,252   $        884,702,407
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  --------------------
        Total Assets....................           467,060,252            884,702,407
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   114                     31
   Due to Metropolitan Life
     Insurance Company..................                     1                     --
                                          ---------------------  --------------------
        Total Liabilities...............                   115                     31
                                          ---------------------  --------------------

NET ASSETS..............................  $        467,060,137   $        884,702,376
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        466,835,670   $        884,643,127
   Net assets from contracts in payout..               224,467                 59,249
                                          ---------------------  --------------------
        Total Net Assets................  $        467,060,137   $        884,702,376
                                          =====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                              BHFTI MFS(R)              BHFTI               BHFTI                 BHFTI
                                                RESEARCH           MORGAN STANLEY      PANAGORA GLOBAL       PIMCO INFLATION
                                              INTERNATIONAL           DISCOVERY       DIVERSIFIED RISK       PROTECTED BOND
                                                DIVISION              DIVISION            DIVISION              DIVISION
                                          --------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $        168,375,513  $       423,750,368  $        84,293,139  $        327,258,667
   Due from Metropolitan Life
     Insurance Company..................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           168,375,513          423,750,368           84,293,139           327,258,667
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   142                  121                   34                    81
   Due to Metropolitan Life
     Insurance Company..................                     1                   --                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   143                  121                   35                    82
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        168,375,370  $       423,750,247  $        84,293,104  $        327,258,585
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        167,923,556  $       422,925,388  $        84,265,591  $        326,794,733
   Net assets from contracts in payout..               451,814              824,859               27,513               463,852
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        168,375,370  $       423,750,247  $        84,293,104  $        327,258,585
                                          ====================  ===================  ===================  ====================

                                                                                             BHFTI
                                              BHFTI PIMCO         BHFTI SCHRODERS         SSGA GROWTH              BHFTI
                                             TOTAL RETURN       GLOBAL MULTI-ASSET      AND INCOME ETF        SSGA GROWTH ETF
                                               DIVISION              DIVISION              DIVISION              DIVISION
                                          -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $       715,395,471  $        802,843,493  $        680,227,036  $       138,322,375
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          715,395,471           802,843,493           680,227,036          138,322,375
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  101                    47                    64                   79
   Due to Metropolitan Life
     Insurance Company..................                   --                    --                     1                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  101                    47                    65                   79
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       715,395,370  $        802,843,446  $        680,226,971  $       138,322,296
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       714,695,366  $        802,631,612  $        680,019,542  $       138,299,471
   Net assets from contracts in payout..              700,004               211,834               207,429               22,825
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       715,395,370  $        802,843,446  $        680,226,971  $       138,322,296
                                          ===================  ====================  ====================  ===================

                                          BHFTI T. ROWE PRICE    BHFTI T. ROWE PRICE
                                            LARGE CAP VALUE        MID CAP GROWTH
                                               DIVISION               DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $           725,950   $        484,527,176
   Due from Metropolitan Life
     Insurance Company..................                   --                     --
                                          --------------------  --------------------
        Total Assets....................              725,950            484,527,176
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    7                     80
   Due to Metropolitan Life
     Insurance Company..................                    1                      1
                                          --------------------  --------------------
        Total Liabilities...............                    8                     81
                                          --------------------  --------------------

NET ASSETS..............................  $           725,942   $        484,527,095
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           725,942   $        483,978,376
   Net assets from contracts in payout..                   --                548,719
                                          --------------------  --------------------
        Total Net Assets................  $           725,942   $        484,527,095
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                    BHFTI VICTORY          BHFTI WELLS          BHFTI WESTERN
                                             BHFTI TCW CORE           SYCAMORE         CAPITAL MANAGEMENT     ASSET MANAGEMENT
                                              FIXED INCOME          MID CAP VALUE         MID CAP VALUE       GOVERNMENT INCOME
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $            240,536  $        361,807,821  $            368,969  $        376,497,303
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               240,536           361,807,821               368,969           376,497,303
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    16                   112                    11                    38
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    16                   112                    11                    39
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            240,520  $        361,807,709  $            368,958  $        376,497,264
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            240,520  $        361,067,068  $            368,958  $        376,437,487
   Net assets from contracts in payout..                    --               740,641                    --                59,777
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            240,520  $        361,807,709  $            368,958  $        376,497,264
                                          ====================  ====================  ====================  ====================

                                                 BHFTII                                                       BHFTII BLACKROCK
                                             BAILLIE GIFFORD      BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                           INTERNATIONAL STOCK       BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        123,603,345  $        384,830,785  $        192,688,304  $         44,981,704
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     5                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           123,603,345           384,830,785           192,688,309            44,981,705
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    97                    94                   105                    69
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    97                    94                   105                    69
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        123,603,248  $        384,830,691  $        192,688,204  $         44,981,636
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        123,216,978  $        382,694,429  $        191,487,455  $         44,672,954
   Net assets from contracts in payout..               386,270             2,136,262             1,200,749               308,682
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        123,603,248  $        384,830,691  $        192,688,204  $         44,981,636
                                          ====================  ====================  ====================  ====================

                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        321,894,578  $        908,735,754
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           321,894,578           908,735,754
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    79                    70
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    79                    71
                                          --------------------  --------------------

NET ASSETS..............................  $        321,894,499  $        908,735,683
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        321,514,573  $        907,249,934
   Net assets from contracts in payout..               379,926             1,485,749
                                          --------------------  --------------------
        Total Net Assets................  $        321,894,499  $        908,735,683
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                                             BHFTII BRIGHTHOUSE/
                                                                                       BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE          ARTISAN            INTERNATIONAL
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE         SMALL COMPANY
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $      3,165,966,397  $      1,670,395,015  $        186,211,618  $          7,739,450
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,165,966,397         1,670,395,015           186,211,618             7,739,450
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    44                    51                    88                    51
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    45                    51                    88                    52
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,165,966,352  $      1,670,394,964  $        186,211,530  $          7,739,398
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,163,809,026  $      1,667,586,976  $        185,415,849  $          7,739,398
   Net assets from contracts in payout..             2,157,326             2,807,988               795,681                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,165,966,352  $      1,670,394,964  $        186,211,530  $          7,739,398
                                          ====================  ====================  ====================  ====================

                                                                 BHFTII BRIGHTHOUSE/
                                                                     WELLINGTON              BHFTII
                                           BHFTII BRIGHTHOUSE/       CORE EQUITY            FRONTIER               BHFTII
                                           WELLINGTON BALANCED      OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        574,717,595  $        520,632,946  $        494,555,754  $        211,338,520
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           574,717,595           520,632,946           494,555,754           211,338,521
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    42                   121                    95                   103
   Due to Metropolitan Life
     Insurance Company..................                     1                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    43                   122                    96                   103
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        574,717,552  $        520,632,824  $        494,555,658  $        211,338,418
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        565,785,323  $        517,650,617  $        493,171,234  $        210,851,778
   Net assets from contracts in payout..             8,932,229             2,982,207             1,384,424               486,640
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        574,717,552  $        520,632,824  $        494,555,658  $        211,338,418
                                          ====================  ====================  ====================  ====================

                                                 BHFTII                BHFTII
                                              LOOMIS SAYLES         LOOMIS SAYLES
                                             SMALL CAP CORE       SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        157,396,720  $         57,340,365
   Due from Metropolitan Life
     Insurance Company..................                     4                    --
                                          --------------------  --------------------
        Total Assets....................           157,396,724            57,340,365
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   124                    73
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   124                    73
                                          --------------------  --------------------

NET ASSETS..............................  $        157,396,600  $         57,340,292
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        156,342,311  $         57,288,042
   Net assets from contracts in payout..             1,054,289                52,250
                                          --------------------  --------------------
        Total Net Assets................  $        157,396,600  $         57,340,292
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             BHFTII METLIFE         BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE
                                          AGGREGATE BOND INDEX    MID CAP STOCK INDEX   MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                                DIVISION               DIVISION              DIVISION             DIVISION
                                          ---------------------  --------------------  -------------------  ---------------------

ASSETS:
   Investments at fair value............   $       952,097,710   $       500,876,250   $       460,668,654  $       330,807,520
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                   --
                                          ---------------------  --------------------  -------------------  ---------------------
        Total Assets....................           952,097,710           500,876,250           460,668,654          330,807,520
                                          ---------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    79                   121                   112                  135
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     1                   --
                                          ---------------------  --------------------  -------------------  ---------------------
        Total Liabilities...............                    79                   122                   113                  135
                                          ---------------------  --------------------  -------------------  ---------------------

NET ASSETS..............................   $       952,097,631   $       500,876,128   $       460,668,541  $       330,807,385
                                          =====================  ====================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       948,958,002   $       499,891,989   $       460,033,041  $       330,357,943
   Net assets from contracts in payout..             3,139,629               984,139               635,500              449,442
                                          ---------------------  --------------------  -------------------  ---------------------
        Total Net Assets................   $       952,097,631   $       500,876,128   $       460,668,541  $       330,807,385
                                          =====================  ====================  ===================  =====================

                                                                                                                   BHFTII
                                             BHFTII METLIFE         BHFTII MFS(R)                             NEUBERGER BERMAN
                                               STOCK INDEX          TOTAL RETURN       BHFTII MFS(R) VALUE         GENESIS
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $      3,037,442,438  $        123,762,557  $        665,585,486  $        287,729,749
   Due from Metropolitan Life
     Insurance Company..................                     1                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,037,442,439           123,762,557           665,585,486           287,729,750
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    88                    80                   135                    99
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    88                    80                   138                    99
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,037,442,351  $        123,762,477  $        665,585,348  $        287,729,651
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,992,629,048  $        121,802,116  $        658,702,654  $        286,770,236
   Net assets from contracts in payout..            44,813,303             1,960,361             6,882,694               959,415
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,037,442,351  $        123,762,477  $        665,585,348  $        287,729,651
                                          ====================  ====================  ====================  ====================

                                                 BHFTII                BHFTII
                                              T. ROWE PRICE         T. ROWE PRICE
                                            LARGE CAP GROWTH      SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        629,369,514  $        455,812,360
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           629,369,514           455,812,360
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   125                   108
   Due to Metropolitan Life
     Insurance Company..................                     1                     1
                                          --------------------  --------------------
        Total Liabilities...............                   126                   109
                                          --------------------  --------------------

NET ASSETS..............................  $        629,369,388  $        455,812,251
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        617,233,111  $        455,177,733
   Net assets from contracts in payout..            12,136,277               634,518
                                          --------------------  --------------------
        Total Net Assets................  $        629,369,388  $        455,812,251
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                   BHFTII WESTERN
                                                 BHFTII           ASSET MANAGEMENT        BHFTII WESTERN
                                             VAN ECK GLOBAL        STRATEGIC BOND        ASSET MANAGEMENT           BLACKROCK
                                            NATURAL RESOURCES       OPPORTUNITIES         U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                DIVISION              DIVISION               DIVISION               DIVISION
                                          --------------------  --------------------  ---------------------  ----------------------

ASSETS:
   Investments at fair value............  $         26,913,875  $        422,719,843  $         130,271,405   $             102,037
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                      --
                                          --------------------  --------------------  ---------------------  ----------------------
        Total Assets....................            26,913,875           422,719,843            130,271,405                 102,037
                                          --------------------  --------------------  ---------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                    48                   140                    147                      14
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                      1                      --
                                          --------------------  --------------------  ---------------------  ----------------------
        Total Liabilities...............                    48                   140                    148                      14
                                          --------------------  --------------------  ---------------------  ----------------------

NET ASSETS..............................  $         26,913,827  $        422,719,703  $         130,271,257   $             102,023
                                          ====================  ====================  =====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         26,913,827  $        420,925,276  $         130,023,769   $             102,023
   Net assets from contracts in payout..                    --             1,794,427                247,488                      --
                                          --------------------  --------------------  ---------------------  ----------------------
        Total Net Assets................  $         26,913,827  $        422,719,703  $         130,271,257   $             102,023
                                          ====================  ====================  =====================  ======================

                                               CALVERT VP             CALVERT VP           DELAWARE VIP          FIDELITY(R) VIP
                                              SRI BALANCED            SRI MID CAP         SMALL CAP VALUE          CONTRAFUND
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          --------------------  ---------------------  ---------------------  --------------------

ASSETS:
   Investments at fair value............  $         52,926,129  $           8,071,600  $                 702  $            717,811
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                      1                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Assets....................            52,926,129              8,071,600                    703               717,811
                                          --------------------  ---------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                     --                      6                     7
   Due to Metropolitan Life
     Insurance Company..................                    --                     --                     --                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Liabilities...............                    10                     --                      6                     7
                                          --------------------  ---------------------  ---------------------  --------------------

NET ASSETS..............................  $         52,926,119  $           8,071,600  $                 697  $            717,804
                                          ====================  =====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         52,926,119  $           8,071,600  $                 697  $            717,804
   Net assets from contracts in payout..                    --                     --                     --                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Net Assets................  $         52,926,119  $           8,071,600  $                 697  $            717,804
                                          ====================  =====================  =====================  ====================

                                             FIDELITY(R) VIP        FIDELITY(R) VIP
                                              EQUITY-INCOME          FREEDOM 2020
                                                DIVISION               DIVISION
                                          --------------------  ---------------------

ASSETS:
   Investments at fair value............  $         67,252,027  $           2,956,087
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................            67,252,027              2,956,087
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    11                      8
   Due to Metropolitan Life
     Insurance Company..................                     1                      1
                                          --------------------  ---------------------
        Total Liabilities...............                    12                      9
                                          --------------------  ---------------------

NET ASSETS..............................  $         67,252,015  $           2,956,078
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         66,209,696  $           2,956,078
   Net assets from contracts in payout..             1,042,319                     --
                                          --------------------  ---------------------
        Total Net Assets................  $         67,252,015  $           2,956,078
                                          ====================  =====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                              FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                               FREEDOM 2025           FREEDOM 2030           FREEDOM 2035           FREEDOM 2040
                                                 DIVISION               DIVISION               DIVISION               DIVISION
                                          ---------------------  ---------------------  ---------------------  ---------------------

ASSETS:
   Investments at fair value............  $           3,657,075  $           4,308,871  $             499,151  $           1,297,837
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................              3,657,075              4,308,871                499,151              1,297,837
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     14                      7                     10                     17
   Due to Metropolitan Life
     Insurance Company..................                     --                      1                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     14                      8                     10                     17
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $           3,657,061  $           4,308,863  $             499,141  $           1,297,820
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           3,657,061  $           4,308,863  $             499,141  $           1,297,820
   Net assets from contracts in payout..                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $           3,657,061  $           4,308,863  $             499,141  $           1,297,820
                                          =====================  =====================  =====================  =====================

                                             FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                              FREEDOM 2045           FREEDOM 2050         FUNDSMANAGER 50%       FUNDSMANAGER 60%
                                                DIVISION               DIVISION               DIVISION               DIVISION
                                          ---------------------  ---------------------  ---------------------  ---------------------

ASSETS:
   Investments at fair value............  $             851,026  $           1,369,745  $         252,823,113  $         239,540,943
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................                851,026              1,369,745            252,823,113            239,540,943
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     11                     15                     --                     --
   Due to Metropolitan Life
     Insurance Company..................                     --                      1                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     11                     16                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $             851,015  $           1,369,729  $         252,823,113  $         239,540,942
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             851,015  $           1,369,729  $         252,823,113  $         239,540,942
   Net assets from contracts in payout..                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $             851,015  $           1,369,729  $         252,823,113  $         239,540,942
                                          =====================  =====================  =====================  =====================

                                             FIDELITY(R) VIP
                                            GOVERNMENT MONEY
                                                 MARKET          FIDELITY(R) VIP GROWTH
                                                DIVISION                DIVISION
                                          ---------------------  ----------------------

ASSETS:
   Investments at fair value............  $           5,414,917   $          98,544,772
   Due from Metropolitan Life
     Insurance Company..................                     --                      --
                                          ---------------------  ----------------------
        Total Assets....................              5,414,917              98,544,772
                                          ---------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                     --                      --
   Due to Metropolitan Life
     Insurance Company..................                      1                      --
                                          ---------------------  ----------------------
        Total Liabilities...............                      1                      --
                                          ---------------------  ----------------------

NET ASSETS..............................  $           5,414,916   $          98,544,772
                                          =====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,414,916   $          98,544,772
   Net assets from contracts in payout..                     --                      --
                                          ---------------------  ----------------------
        Total Net Assets................  $           5,414,916   $          98,544,772
                                          =====================  ======================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             FIDELITY(R) VIP                            FTVIPT TEMPLETON
                                            INVESTMENT GRADE       FIDELITY(R) VIP         DEVELOPING           IVY VIP ASSET
                                                  BOND                 MID CAP             MARKETS VIP            STRATEGY
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $          9,006,440  $            444,179  $             47,311  $              2,083
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             9,006,440               444,179                47,311                 2,083
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     1                     4                     3
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     1                     4                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          9,006,440  $            444,178  $             47,307  $              2,080
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          9,006,440  $            444,178  $             47,307  $              2,080
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          9,006,440  $            444,178  $             47,307  $              2,080
                                          ====================  ====================  ====================  ====================

                                                                       LMPVET                LMPVET                 LMPVET
                                             JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                               ENTERPRISE           APPRECIATION        DIVIDEND STRATEGY      LARGE CAP GROWTH
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------  --------------------  ---------------------  --------------------

ASSETS:
   Investments at fair value............  $            131,543  $             54,021  $             75,937   $            462,780
   Due from Metropolitan Life
     Insurance Company..................                    --                     1                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................               131,543                54,022                75,937                462,780
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                     4                     5                      8
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     6                     4                     5                      8
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $            131,537  $             54,018  $             75,932   $            462,772
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            131,537  $             54,018  $             75,932   $            462,772
   Net assets from contracts in payout..                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $            131,537  $             54,018  $             75,932   $            462,772
                                          ====================  ====================  =====================  ====================

                                                 LMPVET
                                          CLEARBRIDGE VARIABLE     LMPVIT WESTERN
                                            SMALL CAP GROWTH       ASSET CORE PLUS
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $             43,539  $             39,558
   Due from Metropolitan Life
     Insurance Company..................                     1                    --
                                          --------------------  --------------------
        Total Assets....................                43,540                39,558
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                     5                     1
                                          --------------------  --------------------

NET ASSETS..............................  $             43,535  $             39,557
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             43,535  $             39,557
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $             43,535  $             39,557
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                        PIMCO VIT                                    PIMCO VIT
                                           MORGAN STANLEY VIF    COMMODITYREALRETURN(R)        PIMCO VIT         EMERGING MARKETS
                                          GLOBAL INFRASTRUCTURE         STRATEGY             DYNAMIC BOND              BOND
                                                DIVISION                DIVISION               DIVISION              DIVISION
                                          ---------------------  ----------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $             68,729    $             34,981   $             85,350  $             60,186
   Due from Metropolitan Life
     Insurance Company..................                     1                      --                     --                    --
                                          ---------------------  ----------------------  --------------------  --------------------
        Total Assets....................                68,730                  34,981                 85,350                60,186
                                          ---------------------  ----------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    16                      11                      7                     8
   Due to Metropolitan Life
     Insurance Company..................                    --                      --                     --                    --
                                          ---------------------  ----------------------  --------------------  --------------------
        Total Liabilities...............                    16                      11                      7                     8
                                          ---------------------  ----------------------  --------------------  --------------------

NET ASSETS..............................  $             68,714    $             34,970   $             85,343  $             60,178
                                          =====================  ======================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             68,714    $             34,970   $             85,343  $             60,178
   Net assets from contracts in payout..                    --                      --                     --                    --
                                          ---------------------  ----------------------  --------------------  --------------------
        Total Net Assets................  $             68,714    $             34,970   $             85,343  $             60,178
                                          =====================  ======================  ====================  ====================

                                            TAP 1919 VARIABLE
                                           SOCIALLY RESPONSIVE
                                                BALANCED
                                                DIVISION
                                          --------------------

ASSETS:
   Investments at fair value............  $             30,489
   Due from Metropolitan Life
     Insurance Company..................                    --
                                          --------------------
        Total Assets....................                30,489
                                          --------------------
LIABILITIES:
   Accrued fees.........................                     7
   Due to Metropolitan Life
     Insurance Company..................                    --
                                          --------------------
        Total Liabilities...............                     7
                                          --------------------

NET ASSETS..............................  $             30,482
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             30,482
   Net assets from contracts in payout..                    --
                                          --------------------
        Total Net Assets................  $             30,482
                                          ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                          AMERICAN FUNDS(R)
                                                AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      GLOBAL SMALL        AMERICAN FUNDS(R)
                                                      BOND             GLOBAL GROWTH       CAPITALIZATION            GROWTH
                                                    DIVISION             DIVISION             DIVISION              DIVISION
                                              -------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         1,968,304  $             3,255  $            651,276  $          7,194,460
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              948,717                2,277             5,251,798            12,114,864
      Administrative charges................              158,643                  284               822,183             1,747,680
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            1,107,360                2,561             6,073,981            13,862,544
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....              860,944                  694           (5,422,705)           (6,668,084)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --               16,073            27,034,426           104,140,609
      Realized gains (losses) on sale of
        investments.........................             (68,402)               17,900             9,157,705            29,247,603
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......             (68,402)               33,973            36,192,131           133,388,212
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            4,872,541               47,792            78,422,533           121,935,512
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            4,804,139               81,765           114,614,664           255,323,724
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         5,665,083  $            82,459  $        109,191,959  $        248,655,640
                                              ===================  ===================  ====================  ====================

                                                                                             BHFTI AMERICAN        BHFTI AMERICAN
                                                AMERICAN FUNDS(R)      BHFTI AB GLOBAL      FUNDS(R) BALANCED      FUNDS(R) GROWTH
                                                  GROWTH-INCOME      DYNAMIC ALLOCATION        ALLOCATION            ALLOCATION
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         12,195,025  $         47,305,352  $         14,350,752  $          7,290,304
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             9,349,713            13,489,906             7,963,945             4,401,892
      Administrative charges................             1,409,286             3,418,316             1,924,662             1,021,573
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            10,758,999            16,908,222             9,888,607             5,423,465
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,436,026            30,397,130             4,462,145             1,866,839
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            76,155,996            26,751,992            56,709,628            36,405,394
      Realized gains (losses) on sale of
        investments.........................            19,465,073            31,133,449             6,540,705             3,870,701
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            95,621,069            57,885,441            63,250,333            40,276,095
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            65,653,475           121,512,992            64,375,432            43,847,086
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           161,274,544           179,398,433           127,625,765            84,123,181
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        162,710,570  $        209,795,563  $        132,087,910  $         85,990,020
                                              ====================  ====================  ====================  ====================

                                                                      BHFTI AMERICAN
                                                 BHFTI AMERICAN      FUNDS(R) MODERATE
                                                 FUNDS(R) GROWTH        ALLOCATION
                                                    DIVISION             DIVISION
                                              --------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $          1,450,025  $        15,723,675
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,413,194            7,997,939
      Administrative charges................               831,309            1,931,053
                                              --------------------  -------------------
        Total expenses......................             4,244,503            9,928,992
                                              --------------------  -------------------
           Net investment income (loss).....           (2,794,478)            5,794,683
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            48,968,557           44,721,080
      Realized gains (losses) on sale of
        investments.........................             5,968,998            3,684,137
                                              --------------------  -------------------
           Net realized gains (losses)......            54,937,555           48,405,217
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            31,493,558           54,684,421
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            86,431,113          103,089,638
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         83,636,635  $       108,884,321
                                              ====================  ===================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                         BHFTI BLACKROCK
                                                  BHFTI AQR GLOBAL       GLOBAL TACTICAL       BHFTI BLACKROCK
                                                    RISK BALANCED          STRATEGIES            HIGH YIELD
                                                      DIVISION              DIVISION              DIVISION
                                               ---------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $          30,923,027  $          3,373,764  $              23,874
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             10,392,768            17,107,430                  4,353
      Administrative charges.................              2,622,260             4,327,328                    864
                                               ---------------------  --------------------  ---------------------
         Total expenses......................             13,015,028            21,434,758                  5,217
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......             17,907,999          (18,060,994)                 18,657
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                    --                     --
      Realized gains (losses) on sale of
         investments.........................           (27,786,573)             9,952,018                   (88)
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......           (27,786,573)             9,952,018                   (88)
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            186,555,019           309,920,134                 32,028
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            158,768,446           319,872,152                 31,940
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         176,676,445  $        301,811,158  $              50,597
                                               =====================  ====================  =====================

                                                 BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                               ASSET ALLOCATION 100      BALANCED PLUS        SMALL CAP VALUE
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $          3,676,465  $         71,782,296  $             152,342
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,267,281            35,157,807                155,629
      Administrative charges.................               523,623             8,856,261                 42,489
                                               --------------------  --------------------  ---------------------
         Total expenses......................             2,790,904            44,014,068                198,118
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......               885,561            27,768,228               (45,776)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            23,881,544                    --              1,472,636
      Realized gains (losses) on sale of
         investments.........................             1,742,966            22,643,678                (8,294)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......            25,624,510            22,643,678              1,464,342
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            24,894,112           648,617,370              2,627,168
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            50,518,622           671,261,048              4,091,510
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         51,404,183  $        699,029,276  $           4,045,734
                                               ====================  ====================  =====================

                                                BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/     BHFTI BRIGHTHOUSE/
                                                 ABERDEEN EMERGING          ARTISAN              EATON VANCE
                                                  MARKETS EQUITY         INTERNATIONAL          FLOATING RATE
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            770,258  $                  26  $          1,309,453
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               464,639                     23               328,408
      Administrative charges.................               116,275                      4                71,439
                                               --------------------  ---------------------  --------------------
         Total expenses......................               580,914                     27               399,847
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......               189,344                    (1)               909,606
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --                    --
      Realized gains (losses) on sale of
         investments.........................               615,286                     88              (84,448)
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......               615,286                     88              (84,448)
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             7,540,114                    460               737,013
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             8,155,400                    548               652,565
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          8,344,744  $                 547  $          1,562,171
                                               ====================  =====================  ====================

                                                BHFTI BRIGHTHOUSE/
                                                     FRANKLIN
                                                   LOW DURATION
                                                   TOTAL RETURN
                                                     DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $          2,458,938
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               756,379
      Administrative charges.................               174,988
                                               --------------------
         Total expenses......................               931,367
                                               --------------------
           Net investment income (loss)......             1,527,571
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             (395,293)
                                               --------------------
           Net realized gains (losses).......             (395,293)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             1,299,655
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               904,362
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,431,933
                                               ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                      BHFTI BRIGHTHOUSE/
                                                BHFTI BRIGHTHOUSE/        WELLINGTON
                                                     TEMPLETON             LARGE CAP           BHFTI CLARION
                                                INTERNATIONAL BOND         RESEARCH         GLOBAL REAL ESTATE
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            487,813  $          7,937,168  $          5,663,834
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                57,815             6,805,901             1,918,327
      Administrative charges.................                14,353               261,304               383,576
                                               --------------------  --------------------  --------------------
         Total expenses......................                72,168             7,067,205             2,301,903
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               415,645               869,963             3,361,931
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                11,587            81,801,081                    --
      Realized gains (losses) on sale of
         investments.........................             (161,679)            16,776,848             (538,799)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (150,092)            98,577,929             (538,799)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (259,270)            87,280,776            35,304,328
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             (409,362)           185,858,705            34,765,529
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              6,283  $        186,728,668  $         38,127,460
                                               ====================  ====================  ====================

                                                   BHFTI HARRIS          BHFTI INVESCO
                                                      OAKMARK            BALANCED-RISK         BHFTI INVESCO
                                                   INTERNATIONAL          ALLOCATION             COMSTOCK
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          9,272,148  $                 --  $              1,174
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,306,090             4,723,303                   510
      Administrative charges.................               902,187             1,179,866                   124
                                               --------------------  --------------------  --------------------
         Total expenses......................             5,208,277             5,903,169                   634
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             4,063,871           (5,903,169)                   540
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            32,687,757                    --                 6,701
      Realized gains (losses) on sale of
         investments.........................           (7,165,011)           (4,110,620)                 (520)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            25,522,746           (4,110,620)                 6,181
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            57,501,967            71,138,882                 4,696
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            83,024,713            67,028,262                10,877
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         87,088,584  $         61,125,093  $             11,417
                                               ====================  ====================  ====================

                                                   BHFTI INVESCO         BHFTI INVESCO        BHFTI JPMORGAN
                                                   GLOBAL EQUITY       SMALL CAP GROWTH          CORE BOND
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          2,281,438  $                 --  $          3,539,115
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,741,628               537,428               828,617
      Administrative charges.................               369,795               103,475               195,115
                                               --------------------  --------------------  --------------------
         Total expenses......................             3,111,423               640,903             1,023,732
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             (829,985)             (640,903)             2,515,383
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            31,564,366             8,809,319                    --
      Realized gains (losses) on sale of
         investments.........................             8,583,461           (1,516,095)             (286,718)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            40,147,827             7,293,224             (286,718)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            25,946,498             3,700,553             3,014,432
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            66,094,325            10,993,777             2,727,714
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         65,264,340  $         10,352,874  $          5,243,097
                                               ====================  ====================  ====================

                                                       BHFTI
                                                  JPMORGAN GLOBAL
                                                 ACTIVE ALLOCATION
                                                     DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $         22,079,472
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             7,992,191
      Administrative charges.................             2,014,298
                                               --------------------
         Total expenses......................            10,006,489
                                               --------------------
           Net investment income (loss)......            12,072,983
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             4,858,766
                                               --------------------
           Net realized gains (losses).......             4,858,766
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            98,744,637
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           103,603,403
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        115,676,386
                                               ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTI JPMORGAN      BHFTI LOOMIS SAYLES   BHFTI LOOMIS SAYLES
                                                 SMALL CAP VALUE      GLOBAL ALLOCATION          GROWTH
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends.............................  $            205,992  $          1,550,048  $          3,909,773
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               191,486             1,077,136             4,804,430
      Administrative charges................                47,221               236,158             1,002,399
                                              --------------------  --------------------  ---------------------
        Total expenses......................               238,707             1,313,294             5,806,829
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....              (32,715)               236,754           (1,897,056)
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,942,172             8,967,314            64,095,145
      Realized gains (losses) on sale of
        investments.........................              (75,643)             3,607,383            14,522,772
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......             1,866,529            12,574,697            78,617,917
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................             1,229,221            11,124,691            15,869,923
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,095,750            23,699,388            94,487,840
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,063,035  $         23,936,142  $         92,590,784
                                              ====================  ====================  =====================

                                                  BHFTI METLIFE         BHFTI MFS(R)              BHFTI                 BHFTI
                                                   MULTI-INDEX            RESEARCH           MORGAN STANLEY        PANAGORA GLOBAL
                                                  TARGETED RISK         INTERNATIONAL           DISCOVERY         DIVERSIFIED RISK
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         18,554,827  $          2,317,745  $                 --  $          2,613,546
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             8,560,421             1,674,982             4,920,292               805,095
      Administrative charges................             2,164,343               323,798               273,519               201,263
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            10,724,764             1,998,780             5,193,811             1,006,358
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             7,830,063               318,965           (5,193,811)             1,607,188
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             7,598,105            76,946,148                    --
      Realized gains (losses) on sale of
        investments.........................             7,415,422             1,820,858            25,034,425               600,969
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             7,415,422             9,418,963           101,980,573               600,969
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           143,288,748            29,093,941            33,077,464            12,276,179
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           150,704,170            38,512,904           135,058,037            12,877,148
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        158,534,233  $         38,831,869  $        129,864,226  $         14,484,336
                                              ====================  ====================  ====================  ====================

                                                      BHFTI
                                                 PIMCO INFLATION         BHFTI PIMCO         BHFTI SCHRODERS
                                                 PROTECTED BOND         TOTAL RETURN       GLOBAL MULTI-ASSET
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         11,578,887  $         21,681,658  $         11,804,719
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,470,077             7,627,100             7,952,913
      Administrative charges................               792,186             1,663,129             2,004,959
                                              --------------------  --------------------  --------------------
        Total expenses......................             4,262,263             9,290,229             9,957,872
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....             7,316,624            12,391,429             1,846,847
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................           (6,024,723)           (1,279,381)             5,491,382
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......           (6,024,723)           (1,279,381)             5,491,382
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            21,800,541            40,752,158           138,174,665
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            15,775,818            39,472,777           143,666,047
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         23,092,442  $         51,864,206  $        145,512,894
                                              ====================  ====================  ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTI
                                                  SSGA GROWTH             BHFTI          BHFTI T. ROWE PRICE  BHFTI T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF       LARGE CAP VALUE      MID CAP GROWTH
                                                   DIVISION             DIVISION              DIVISION             DIVISION
                                             -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $        16,110,399  $          2,656,204  $              9,852  $           361,501
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,858,425             1,350,486                 4,773            4,952,213
      Administrative charges...............            1,707,192               319,645                   928              969,291
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            8,565,617             1,670,131                 5,701            5,921,504
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            7,544,782               986,073                 4,151          (5,560,003)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           34,337,911             8,669,287                55,537           82,176,932
      Realized gains (losses) on sale of
        investments........................            6,162,281               636,624               (3,526)            4,805,308
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           40,500,192             9,305,911                52,011           86,982,240
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           67,284,467            15,190,143                56,272           39,892,914
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          107,784,659            24,496,054               108,283          126,875,154
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       115,329,441  $         25,482,127  $            112,434  $       121,315,151
                                             ===================  ====================  ====================  ===================

                                                                       BHFTI VICTORY         BHFTI WELLS          BHFTI WESTERN
                                                BHFTI TCW CORE           SYCAMORE        CAPITAL MANAGEMENT     ASSET MANAGEMENT
                                                 FIXED INCOME          MID CAP VALUE        MID CAP VALUE       GOVERNMENT INCOME
                                                   DIVISION              DIVISION             DIVISION              DIVISION
                                             --------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $              7,969  $         4,116,291  $              2,271  $         10,639,559
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 2,827            3,806,290                 3,695             3,940,923
      Administrative charges...............                   454              615,955                   769               975,767
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                 3,281            4,422,245                 4,464             4,916,690
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....                 4,688            (305,954)               (2,193)             5,722,869
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --           11,695,154                 9,575                    --
      Realized gains (losses) on sale of
        investments........................                 (523)              283,668                   443           (1,086,935)
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....                 (523)           11,978,822                10,018           (1,086,935)
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                12,867           73,696,007                88,754            18,826,412
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                12,344           85,674,829                98,772            17,739,477
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             17,032  $        85,368,875  $             96,579  $         23,462,346
                                             ====================  ===================  ====================  ====================

                                                   BHFTII
                                               BAILLIE GIFFORD      BHFTII BLACKROCK
                                             INTERNATIONAL STOCK       BOND INCOME
                                                  DIVISION              DIVISION
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $         1,437,347  $         14,052,947
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,325,295             4,176,893
      Administrative charges...............              136,251               721,009
                                             -------------------  --------------------
        Total expenses.....................            1,461,546             4,897,902
                                             -------------------  --------------------
           Net investment income (loss)....             (24,199)             9,155,045
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,949,066                    --
      Realized gains (losses) on sale of
        investments........................            2,017,445             (715,232)
                                             -------------------  --------------------
           Net realized gains (losses).....            8,966,511             (715,232)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           22,444,859            22,564,409
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           31,411,370            21,849,177
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        31,387,171  $         31,004,222
                                             ===================  ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                        BHFTII BLACKROCK
                                                 BHFTII BLACKROCK          ULTRA-SHORT       BHFTII BRIGHTHOUSE
                                               CAPITAL APPRECIATION         TERM BOND        ASSET ALLOCATION 20
                                                     DIVISION               DIVISION              DIVISION
                                               --------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $             45,978  $             779,681  $          7,241,565
                                               --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,963,640                513,241             3,452,377
      Administrative charges.................               448,523                122,482               781,503
                                               --------------------  ---------------------  ---------------------
         Total expenses......................             2,412,163                635,723             4,233,880
                                               --------------------  ---------------------  ---------------------
           Net investment income (loss)......           (2,366,185)                143,958             3,007,685
                                               --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            32,244,287                     --             6,366,161
      Realized gains (losses) on sale of
         investments.........................             8,578,896                212,191           (1,040,449)
                                               --------------------  ---------------------  ---------------------
           Net realized gains (losses).......            40,823,183                212,191             5,325,712
                                               --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            11,816,940               (66,778)            24,533,395
                                               --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            52,640,123                145,413            29,859,107
                                               --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         50,273,938  $             289,371  $         32,866,792
                                               ====================  =====================  =====================

                                                BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                                ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $         20,324,568  $         62,877,614  $         28,947,240
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             9,539,665            32,430,810            16,609,464
      Administrative charges.................             2,202,193             7,615,984             3,736,606
                                               --------------------  --------------------  --------------------
         Total expenses......................            11,741,858            40,046,794            20,346,070
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             8,582,710            22,830,820             8,601,170
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            46,217,753           256,252,133           165,217,488
      Realized gains (losses) on sale of
         investments.........................             3,582,392            32,323,973            22,010,004
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            49,800,145           288,576,106           187,227,492
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            65,082,764           217,905,244           129,654,338
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           114,882,909           506,481,350           316,881,830
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        123,465,619  $        529,312,170  $        325,483,000
                                               ====================  ====================  ====================

                                                                       BHFTII BRIGHTHOUSE/
                                                BHFTII BRIGHTHOUSE/        DIMENSIONAL
                                                      ARTISAN             INTERNATIONAL      BHFTII BRIGHTHOUSE/
                                                   MID CAP VALUE          SMALL COMPANY      WELLINGTON BALANCED
                                                     DIVISION               DIVISION              DIVISION
                                               ---------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $           1,146,093  $             77,690  $         12,170,637
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              2,005,885                77,138             6,827,518
      Administrative charges.................                312,955                18,823               192,254
                                               ---------------------  --------------------  --------------------
         Total expenses......................              2,318,840                95,961             7,019,772
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......            (1,172,747)              (18,271)             5,150,865
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             22,200,083               686,877            33,520,230
      Realized gains (losses) on sale of
         investments.........................                615,908             (263,756)             6,471,943
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......             22,815,991               423,121            39,992,173
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             14,827,912             1,067,987            62,262,103
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             37,643,903             1,491,108           102,254,276
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          36,471,156  $          1,472,837  $        107,405,141
                                               =====================  ====================  ====================

                                                BHFTII BRIGHTHOUSE/
                                                    WELLINGTON
                                                    CORE EQUITY
                                                   OPPORTUNITIES
                                                     DIVISION
                                               ---------------------

INVESTMENT INCOME:
      Dividends..............................  $           7,384,997
                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              5,322,157
      Administrative charges.................              1,063,145
                                               ---------------------
         Total expenses......................              6,385,302
                                               ---------------------
           Net investment income (loss)......                999,695
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             42,392,238
      Realized gains (losses) on sale of
         investments.........................             10,175,837
                                               ---------------------
           Net realized gains (losses).......             52,568,075
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................             75,569,821
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            128,137,896
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         129,137,591
                                               =====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTII                                      BHFTII                BHFTII
                                                    FRONTIER               BHFTII             LOOMIS SAYLES         LOOMIS SAYLES
                                                 MID CAP GROWTH        JENNISON GROWTH       SMALL CAP CORE       SMALL CAP GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $                 --  $            532,760  $             13,741  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,740,139             2,168,946             1,639,402               629,553
      Administrative charges................               194,607               412,729               315,427                95,553
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             5,934,746             2,581,675             1,954,829               725,106
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (5,934,746)           (2,048,915)           (1,941,088)             (725,106)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            63,218,276            30,863,944            16,836,174            10,078,421
      Realized gains (losses) on sale of
        investments.........................            14,132,961             3,842,018               985,265               586,508
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            77,351,237            34,705,962            17,821,439            10,664,929
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            56,953,993            21,893,810            17,213,486             3,049,705
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           134,305,230            56,599,772            35,034,925            13,714,634
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        128,370,484  $         54,550,857  $         33,093,837  $         12,989,528
                                              ====================  ====================  ====================  ====================

                                                 BHFTII METLIFE         BHFTII METLIFE        BHFTII METLIFE
                                              AGGREGATE BOND INDEX    MID CAP STOCK INDEX   MSCI EAFE(R) INDEX
                                                    DIVISION               DIVISION              DIVISION
                                              ---------------------  ---------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $         29,265,842   $          5,983,488   $        11,442,153
                                              ---------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            10,079,774              5,224,835             4,719,288
      Administrative charges................             2,070,386                894,820               882,633
                                              ---------------------  ---------------------  -------------------
        Total expenses......................            12,150,160              6,119,655             5,601,921
                                              ---------------------  ---------------------  -------------------
           Net investment income (loss).....            17,115,682              (136,167)             5,840,232
                                              ---------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             48,424,118             3,346,299
      Realized gains (losses) on sale of
        investments.........................           (1,121,173)             10,258,814             6,056,174
                                              ---------------------  ---------------------  -------------------
           Net realized gains (losses)......           (1,121,173)             58,682,932             9,402,473
                                              ---------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            50,141,578             46,963,956            67,122,990
                                              ---------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            49,020,405            105,646,888            76,525,463
                                              ---------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         66,136,087   $        105,510,721   $        82,365,695
                                              =====================  =====================  ===================

                                                 BHFTII METLIFE         BHFTII METLIFE         BHFTII MFS(R)
                                              RUSSELL 2000(R) INDEX       STOCK INDEX          TOTAL RETURN
                                                    DIVISION               DIVISION              DIVISION
                                              ---------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         3,352,425    $         60,057,101  $          2,744,918
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            3,467,404              32,710,655             1,248,637
      Administrative charges................              538,006               3,480,981               234,409
                                              ---------------------  --------------------  --------------------
        Total expenses......................            4,005,410              36,191,636             1,483,046
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....            (652,985)              23,865,465             1,261,872
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           31,507,366             221,184,378             4,935,560
      Realized gains (losses) on sale of
        investments.........................            8,650,180             139,119,247             1,726,317
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......           40,157,546             360,303,625             6,661,877
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           29,107,534             362,005,319            12,979,256
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           69,265,080             722,308,944            19,641,133
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        68,612,095    $        746,174,409  $         20,903,005
                                              =====================  ====================  ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                            BHFTII                BHFTII
                                                                       NEUBERGER BERMAN        T. ROWE PRICE
                                                BHFTII MFS(R) VALUE         GENESIS          LARGE CAP GROWTH
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $         11,354,352  $            335,519  $          1,562,524
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             6,896,268             3,157,901             6,440,006
      Administrative charges.................             1,260,648               398,032             1,070,219
                                               --------------------  --------------------  --------------------
         Total expenses......................             8,156,916             3,555,933             7,510,225
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             3,197,436           (3,220,414)           (5,947,701)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            43,389,648            39,274,287            91,698,192
      Realized gains (losses) on sale of
         investments.........................             1,345,885             7,969,092             8,319,858
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            44,735,533            47,243,379           100,018,050
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           111,976,103            24,540,804            57,457,041
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           156,711,636            71,784,183           157,475,091
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        159,909,072  $         68,563,769  $        151,527,390
                                               ====================  ====================  ====================

                                                                                              BHFTII WESTERN
                                                      BHFTII                BHFTII           ASSET MANAGEMENT
                                                   T. ROWE PRICE        VAN ECK GLOBAL        STRATEGIC BOND
                                                 SMALL CAP GROWTH      NATURAL RESOURCES       OPPORTUNITIES
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             93,980  $             89,978  $         20,256,447
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,810,257               257,353             4,504,650
      Administrative charges.................               602,701                65,371               880,367
                                               --------------------  --------------------  --------------------
         Total expenses......................             5,412,958               322,724             5,385,017
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (5,318,978)             (232,746)            14,871,430
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            62,113,229                    --                    --
      Realized gains (losses) on sale of
         investments.........................            12,243,190           (1,303,799)             2,049,280
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            74,356,419           (1,303,799)             2,049,280
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            48,190,740             4,310,937            34,685,544
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           122,547,159             3,007,138            36,734,824
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        117,228,181  $          2,774,392  $         51,606,254
                                               ====================  ====================  ====================

                                                  BHFTII WESTERN
                                                 ASSET MANAGEMENT           BLACKROCK             CALVERT VP
                                                  U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.      SRI BALANCED
                                                     DIVISION               DIVISION               DIVISION
                                               --------------------  ----------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          3,444,123   $              1,247   $            782,361
                                               --------------------  ----------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,406,033                  1,114                540,405
      Administrative charges.................               288,694                    236                 39,709
                                               --------------------  ----------------------  --------------------
         Total expenses......................             1,694,727                  1,350                580,114
                                               --------------------  ----------------------  --------------------
           Net investment income (loss)......             1,749,396                  (103)                202,247
                                               --------------------  ----------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                  3,878              1,800,991
      Realized gains (losses) on sale of
         investments.........................             (614,870)                   (88)                581,558
                                               --------------------  ----------------------  --------------------
           Net realized gains (losses).......             (614,870)                  3,790              2,382,549
                                               --------------------  ----------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             4,845,617                 10,510              7,477,530
                                               --------------------  ----------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             4,230,747                 14,300              9,860,079
                                               --------------------  ----------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          5,980,143   $             14,197   $         10,062,326
                                               ====================  ======================  ====================

                                                    CALVERT VP
                                                    SRI MID CAP
                                                     DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $             36,220
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                76,306
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................                76,306
                                               --------------------
           Net investment income (loss)......              (40,086)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               682,335
      Realized gains (losses) on sale of
         investments.........................                60,144
                                               --------------------
           Net realized gains (losses).......               742,479
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             1,358,056
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             2,100,535
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,060,449
                                               ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                  DELAWARE VIP         FIDELITY(R) VIP        FIDELITY(R) VIP
                                                 SMALL CAP VALUE         CONTRAFUND            EQUITY-INCOME
                                                    DIVISION              DIVISION               DIVISION
                                             ---------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $                  92  $               1,466  $           1,290,942
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                     36                  5,551                645,489
      Administrative charges...............                      4                    672                 46,252
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                     40                  6,223                691,741
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                     52                (4,757)                599,201
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    688                 78,080              4,438,337
      Realized gains (losses) on sale of
         investments.......................                  (413)                  3,063                264,988
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                    275                 81,143              4,703,325
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                    818                 97,587             10,253,112
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  1,093                178,730             14,956,437
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $               1,145  $             173,973  $          15,555,638
                                             =====================  =====================  =====================

                                                 FIDELITY(R) VIP        FIDELITY(R) VIP       FIDELITY(R) VIP
                                                  FREEDOM 2020           FREEDOM 2025          FREEDOM 2030
                                                    DIVISION               DIVISION              DIVISION
                                             ---------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $              53,214  $              58,526  $              67,256
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 22,550                 25,838                 29,596
      Administrative charges...............                  1,208                  1,791                  3,270
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                 23,758                 27,629                 32,866
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                 29,456                 30,897                 34,390
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 77,015                 52,392                119,854
      Realized gains (losses) on sale of
         investments.......................                 16,769                 14,717                 40,925
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                 93,784                 67,109                160,779
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                225,482                332,544                517,758
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                319,266                399,653                678,537
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             348,722  $             430,550  $             712,927
                                             =====================  =====================  =====================

                                                 FIDELITY(R) VIP        FIDELITY(R) VIP       FIDELITY(R) VIP
                                                  FREEDOM 2035           FREEDOM 2040          FREEDOM 2045
                                                    DIVISION               DIVISION              DIVISION
                                             ---------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $               6,547  $              18,531  $              11,741
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  2,410                  7,763                  4,507
      Administrative charges...............                    132                    605                    435
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                  2,542                  8,368                  4,942
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                  4,005                 10,163                  6,799
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  5,143                 23,139                  8,472
      Realized gains (losses) on sale of
         investments.......................                    364                    409                  1,134
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  5,507                 23,548                  9,606
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                 40,813                163,004                 84,279
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                 46,320                186,552                 93,885
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $              50,325  $             196,715  $             100,684
                                             =====================  =====================  =====================

                                                 FIDELITY(R) VIP
                                                  FREEDOM 2050
                                                    DIVISION
                                             ---------------------

INVESTMENT INCOME:
      Dividends............................  $              19,083
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  7,474
      Administrative charges...............                    415
                                             ---------------------
         Total expenses....................                  7,889
                                             ---------------------
           Net investment income (loss)....                 11,194
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 18,521
      Realized gains (losses) on sale of
         investments.......................                  5,738
                                             ---------------------
           Net realized gains (losses).....                 24,259
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................                147,540
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                171,799
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             182,993
                                             =====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                              FIDELITY(R) VIP
                                                  FIDELITY(R) VIP       FIDELITY(R) VIP      GOVERNMENT MONEY
                                                 FUNDSMANAGER 50%      FUNDSMANAGER 60%           MARKET
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $          4,188,590  $          3,529,354  $             101,392
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,085,531             4,627,137                 48,193
      Administrative charges.................                    --                    --                     --
                                               --------------------  --------------------  ---------------------
         Total expenses......................             5,085,531             4,627,137                 48,193
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (896,941)           (1,097,783)                 53,199
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            25,154,841            38,681,121                     --
      Realized gains (losses) on sale of
         investments.........................             (421,765)           (1,431,991)                     --
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......            24,733,076            37,249,130                     --
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            13,945,384             3,383,565                     --
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            38,678,460            40,632,695                     --
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         37,781,519  $         39,534,912  $              53,199
                                               ====================  ====================  =====================

                                                                          FIDELITY(R) VIP
                                                                         INVESTMENT GRADE        FIDELITY(R) VIP
                                               FIDELITY(R) VIP GROWTH          BOND                  MID CAP
                                                      DIVISION               DIVISION               DIVISION
                                               ----------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................   $            245,476   $             241,862  $              2,931
                                               ----------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                918,871                  86,032                 3,528
      Administrative charges.................                     --                      --                   440
                                               ----------------------  ---------------------  --------------------
         Total expenses......................                918,871                  86,032                 3,968
                                               ----------------------  ---------------------  --------------------
           Net investment income (loss)......              (673,395)                 155,830               (1,037)
                                               ----------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              6,083,117                      --                50,332
      Realized gains (losses) on sale of
         investments.........................              5,563,729                  32,547               (2,417)
                                               ----------------------  ---------------------  --------------------
           Net realized gains (losses).......             11,646,846                  32,547                47,915
                                               ----------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             16,096,876                 565,337                39,891
                                               ----------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             27,743,722                 597,884                87,806
                                               ----------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........   $         27,070,327   $             753,714  $             86,769
                                               ======================  =====================  ====================

                                                 FTVIPT TEMPLETON
                                                    DEVELOPING          FTVIPT TEMPLETON        IVY VIP ASSET
                                                    MARKETS VIP            FOREIGN VIP            STRATEGY
                                                     DIVISION             DIVISION (a)            DIVISION
                                               --------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $                917  $                  --  $                  42
                                               --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   691                      1                     23
      Administrative charges.................                    85                     --                      4
                                               --------------------  ---------------------  ---------------------
         Total expenses......................                   776                      1                     27
                                               --------------------  ---------------------  ---------------------
           Net investment income (loss)......                   141                    (1)                     15
                                               --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --                     81
      Realized gains (losses) on sale of
         investments.........................                19,277                   (32)                   (19)
                                               --------------------  ---------------------  ---------------------
           Net realized gains (losses).......                19,277                   (32)                     62
                                               --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                 (850)                     77                    321
                                               --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                18,427                     45                    383
                                               --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             18,568  $                  44  $                 398
                                               ====================  =====================  =====================

                                                  JANUS HENDERSON
                                                    ENTERPRISE
                                                     DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $                 46
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   842
      Administrative charges.................                   104
                                               --------------------
         Total expenses......................                   946
                                               --------------------
           Net investment income (loss)......                 (900)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 5,594
      Realized gains (losses) on sale of
         investments.........................                11,433
                                               --------------------
           Net realized gains (losses).......                17,027
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                15,864
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                32,891
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             31,991
                                               ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     LMPVET                LMPVET                LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                  APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH      SMALL CAP GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $                695  $              1,061  $              1,702  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   388                   585                 4,381                   150
      Administrative charges................                    47                    72                   540                    17
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   435                   657                 4,921                   167
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                   260                   404               (3,219)                 (167)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 3,167                 5,492                20,702                 1,830
      Realized gains (losses) on sale of
        investments.........................                   242                 1,824                41,836                   121
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 3,409                 7,316                62,538                 1,951
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 8,444                11,304                81,041                 2,305
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                11,853                18,620               143,579                 4,256
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             12,113  $             19,024  $            140,360  $              4,089
                                              ====================  ====================  ====================  ====================

                                                                                            OPPENHEIMER GLOBAL
                                                 LMPVIT WESTERN      MORGAN STANLEY VIF     MULTI-ALTERNATIVES
                                                 ASSET CORE PLUS    GLOBAL INFRASTRUCTURE         FUND/VA
                                                    DIVISION              DIVISION             DIVISION (b)
                                              --------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $              1,764  $              1,728   $                170
                                              --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   466                   739                     52
      Administrative charges................                    57                   166                     12
                                              --------------------  ---------------------  --------------------
        Total expenses......................                   523                   905                     64
                                              --------------------  ---------------------  --------------------
           Net investment income (loss).....                 1,241                   823                    106
                                              --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                 3,079                     --
      Realized gains (losses) on sale of
        investments.........................                 (724)                  (73)                  (295)
                                              --------------------  ---------------------  --------------------
           Net realized gains (losses)......                 (724)                 3,006                  (295)
                                              --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 6,166                11,777                    634
                                              --------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 5,442                14,783                    339
                                              --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              6,683  $             15,606   $                445
                                              ====================  =====================  ====================

                                                     PIMCO VIT                                    PIMCO VIT
                                              COMMODITYREALRETURN(R)        PIMCO VIT         EMERGING MARKETS
                                                     STRATEGY             DYNAMIC BOND              BOND
                                                     DIVISION               DIVISION              DIVISION
                                              ----------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................   $              1,528   $              2,131  $              2,601
                                              ----------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    410                    912                   685
      Administrative charges................                     87                    210                   154
                                              ----------------------  --------------------  --------------------
        Total expenses......................                    497                  1,122                   839
                                              ----------------------  --------------------  --------------------
           Net investment income (loss).....                  1,031                  1,009                 1,762
                                              ----------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                     --                  1,405                    --
      Realized gains (losses) on sale of
        investments.........................                (1,262)                     76                   126
                                              ----------------------  --------------------  --------------------
           Net realized gains (losses)......                (1,262)                  1,481                   126
                                              ----------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                  3,495                    228                 5,832
                                              ----------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                  2,233                  1,709                 5,958
                                              ----------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $              3,264   $              2,718  $              7,720
                                              ======================  ====================  ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                 TAP 1919 VARIABLE
                                                                                                                SOCIALLY RESPONSIVE
                                                                                                                     BALANCED
                                                                                                                     DIVISION
                                                                                                               ---------------------

INVESTMENT INCOME:
      Dividends.............................................................................................   $                 276
                                                                                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges......................................................................................                     232
      Administrative charges................................................................................                      28
                                                                                                               ---------------------
         Total expenses                                                                                                          260
                                                                                                               ---------------------
           Net investment income (loss).....................................................................                      16
                                                                                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................................................................                   1,141
      Realized gains (losses) on sale of
         investments........................................................................................                     245
                                                                                                               ---------------------
           Net realized gains (losses)......................................................................                   1,386
                                                                                                               ---------------------
      Change in unrealized gains (losses)
         on investments.....................................................................................                   5,277
                                                                                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments.....................................................................................                   6,663
                                                                                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations..........................................................................   $               6,679
                                                                                                               =====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           AMERICAN FUNDS(R) BOND           AMERICAN FUNDS(R) GLOBAL GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019              2018
                                     ----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        860,944  $         684,329  $             694  $           (978)
   Net realized gains (losses).....          (68,402)          (794,644)             33,973             42,184
   Change in unrealized gains
     (losses) on investments.......         4,872,541        (1,887,366)             47,792           (65,677)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         5,665,083        (1,997,681)             82,459           (24,471)
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,262,146          1,166,816              1,820              5,012
   Net transfers (including fixed
     account)......................         5,560,403          1,066,392           (79,227)              (698)
   Contract charges................         (373,130)          (409,504)                 --                 --
   Transfers for Contract benefits
     and terminations..............       (9,752,029)       (13,706,662)           (13,682)          (102,027)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (3,302,610)       (11,882,958)           (91,089)           (97,713)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,362,473       (13,880,639)            (8,630)          (122,184)
NET ASSETS:
   Beginning of year...............        74,861,593         88,742,232            251,565            373,749
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     77,224,066  $      74,861,593  $         242,935  $         251,565
                                     ================  =================  =================  =================

                                       AMERICAN FUNDS(R) GLOBAL SMALL
                                               CAPITALIZATION                  AMERICAN FUNDS(R) GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019              2018
                                     ----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,422,705)  $     (6,461,998)  $     (6,668,084)  $    (10,695,705)
   Net realized gains (losses).....        36,192,131         33,392,311        133,388,212        150,142,993
   Change in unrealized gains
     (losses) on investments.......        78,422,533       (77,795,335)        121,935,512      (143,530,513)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       109,191,959       (50,865,022)        248,655,640        (4,083,225)
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         5,602,130          6,574,096         13,171,188         15,156,666
   Net transfers (including fixed
     account)......................      (15,564,501)        (2,410,656)       (31,504,395)       (33,846,579)
   Contract charges................       (1,791,917)        (1,959,053)        (2,687,424)        (2,894,768)
   Transfers for Contract benefits
     and terminations..............      (51,637,378)       (61,562,503)      (116,027,425)      (134,437,276)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (63,391,666)       (59,358,116)      (137,048,056)      (156,021,957)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        45,800,293      (110,223,138)        111,607,584      (160,105,182)
NET ASSETS:
   Beginning of year...............       391,323,313        501,546,451        911,540,508      1,071,645,690
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    437,123,606  $     391,323,313  $   1,023,148,092  $     911,540,508
                                     ================  =================  =================  =================

                                                                                   BHFTI AB GLOBAL
                                       AMERICAN FUNDS(R) GROWTH-INCOME           DYNAMIC ALLOCATION
                                                  DIVISION                            DIVISION
                                     ----------------------------------  ------------------------------------
                                           2019              2018               2019              2018
                                     ----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,436,026  $      (796,915)  $      30,397,130  $       6,257,877
   Net realized gains (losses).....        95,621,069        87,672,156         57,885,441         35,144,576
   Change in unrealized gains
     (losses) on investments.......        65,653,475     (103,808,158)        121,512,992      (164,320,962)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       162,710,570      (16,932,917)        209,795,563      (122,918,509)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         8,576,044         9,457,065            709,324          1,104,256
   Net transfers (including fixed
     account)......................      (12,640,486)      (17,194,299)       (21,679,688)       (37,099,844)
   Contract charges................       (2,663,497)       (2,898,679)       (20,256,664)       (21,697,420)
   Transfers for Contract benefits
     and terminations..............      (93,491,846)     (113,503,013)      (147,263,079)      (126,992,973)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (100,219,785)     (124,138,926)      (188,490,107)      (184,685,981)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        62,490,785     (141,071,843)         21,305,456      (307,604,490)
NET ASSETS:
   Beginning of year...............       704,784,793       845,856,636      1,327,086,693      1,634,691,183
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    767,275,578  $    704,784,793  $   1,348,392,149  $   1,327,086,693
                                     ================  ================  =================  =================

                                           BHFTI AMERICAN FUNDS(R)
                                             BALANCED ALLOCATION
                                                  DIVISION
                                     ----------------------------------
                                           2019              2018
                                     ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      4,462,145  $      1,830,844
   Net realized gains (losses).....        63,250,333        58,137,381
   Change in unrealized gains
     (losses) on investments.......        64,375,432     (103,970,096)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       132,087,910      (44,001,871)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         4,774,211         5,037,351
   Net transfers (including fixed
     account)......................         5,687,408        21,511,092
   Contract charges................       (8,002,718)       (8,455,751)
   Transfers for Contract benefits
     and terminations..............     (106,777,126)     (120,419,294)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (104,318,225)     (102,326,602)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        27,769,685     (146,328,473)
NET ASSETS:
   Beginning of year...............       773,156,170       919,484,643
                                     ----------------  ----------------
   End of year.....................  $    800,925,855  $    773,156,170
                                     ================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           BHFTI AMERICAN FUNDS(R)
                                              GROWTH ALLOCATION              BHFTI AMERICAN FUNDS(R) GROWTH
                                                  DIVISION                              DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019               2018
                                     -----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,866,839  $      (252,527)  $     (2,794,478)  $     (3,367,198)
   Net realized gains (losses).....         40,276,095        35,870,228         54,937,555         68,913,010
   Change in unrealized gains
     (losses) on investments.......         43,847,086      (65,152,673)         31,493,558       (65,213,137)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         85,990,020      (29,534,972)         83,636,635            332,675
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          5,987,264         7,476,966            758,372          1,045,691
   Net transfers (including fixed
     account)......................            886,887         5,634,249        (9,194,554)       (20,365,695)
   Contract charges................        (3,741,589)       (3,844,852)        (2,606,271)        (2,966,803)
   Transfers for Contract benefits
     and terminations..............       (40,791,035)      (56,118,263)       (54,188,503)       (58,768,471)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (37,658,473)      (46,851,900)       (65,230,956)       (81,055,278)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         48,331,547      (76,386,872)         18,405,679       (80,722,603)
NET ASSETS:
   Beginning of year...............        403,169,471       479,556,343        315,250,770        395,973,373
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     451,501,018  $    403,169,471  $     333,656,449  $     315,250,770
                                     =================  ================  =================  =================

                                           BHFTI AMERICAN FUNDS(R)
                                             MODERATE ALLOCATION             BHFTI AQR GLOBAL RISK BALANCED
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ----------------------------------
                                            2019              2018               2019              2018
                                     -----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       5,794,683  $       4,051,100  $     17,907,999  $    (9,805,401)
   Net realized gains (losses).....         48,405,217         51,001,850      (27,786,573)        72,287,727
   Change in unrealized gains
     (losses) on investments.......         54,684,421       (93,170,445)       186,555,019     (147,999,159)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        108,884,321       (38,117,495)       176,676,445      (85,516,833)
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          5,243,132          5,992,456           900,595           924,209
   Net transfers (including fixed
     account)......................        (2,177,095)        (8,153,286)      (17,054,808)      (36,716,431)
   Contract charges................        (8,076,744)        (8,770,526)      (16,117,924)      (16,999,078)
   Transfers for Contract benefits
     and terminations..............      (100,303,436)      (117,877,180)     (112,091,161)      (92,301,744)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (105,314,143)      (128,808,536)     (144,363,298)     (145,093,044)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          3,570,178      (166,926,031)        32,313,147     (230,609,877)
NET ASSETS:
   Beginning of year...............        782,649,526        949,575,557     1,003,736,398     1,234,346,275
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     786,219,704  $     782,649,526  $  1,036,049,545  $  1,003,736,398
                                     =================  =================  ================  ================

                                            BHFTI BLACKROCK GLOBAL
                                              TACTICAL STRATEGIES              BHFTI BLACKROCK HIGH YIELD
                                                   DIVISION                             DIVISION
                                     ------------------------------------  ------------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (18,060,994)  $       3,320,354  $          18,657  $          15,048
   Net realized gains (losses).....          9,952,018        139,751,429               (88)                300
   Change in unrealized gains
     (losses) on investments.......        309,920,134      (298,288,753)             32,028           (31,733)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        301,811,158      (155,216,970)             50,597           (16,385)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            993,414          1,063,251             15,646             20,770
   Net transfers (including fixed
     account)......................       (20,710,205)       (27,458,179)             19,832           (16,731)
   Contract charges................       (25,681,599)       (27,322,232)               (45)               (52)
   Transfers for Contract benefits
     and terminations..............      (191,150,413)      (159,665,680)           (26,061)           (11,547)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (236,548,803)      (213,382,840)              9,372            (7,560)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         65,262,355      (368,599,810)             59,969           (23,945)
NET ASSETS:
   Beginning of year...............      1,660,961,194      2,029,561,004            389,657            413,602
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $   1,726,223,549  $   1,660,961,194  $         449,626  $         389,657
                                     =================  =================  =================  =================

                                              BHFTI BRIGHTHOUSE
                                            ASSET ALLOCATION 100
                                                  DIVISION
                                     -----------------------------------
                                           2019               2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        885,561  $       (303,191)
   Net realized gains (losses).....        25,624,510         12,717,832
   Change in unrealized gains
     (losses) on investments.......        24,894,112       (37,541,071)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        51,404,183       (25,126,430)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         6,846,378          8,274,923
   Net transfers (including fixed
     account)......................       (2,480,387)        (2,697,266)
   Contract charges................         (471,958)          (496,671)
   Transfers for Contract benefits
     and terminations..............      (22,269,203)       (24,091,363)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (18,375,170)       (19,010,377)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        33,029,013       (44,136,807)
NET ASSETS:
   Beginning of year...............       204,491,233        248,628,040
                                     ----------------  -----------------
   End of year.....................  $    237,520,246  $     204,491,233
                                     ================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                    BHFTI                                BHFTI
                                          BRIGHTHOUSE BALANCED PLUS           BRIGHTHOUSE SMALL CAP VALUE
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      27,768,228  $     15,280,646  $       (45,776)  $        (23,726)
   Net realized gains (losses).....         22,643,678       330,218,051         1,464,342          1,289,746
   Change in unrealized gains
     (losses) on investments.......        648,617,370     (656,965,469)         2,627,168        (4,153,340)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        699,029,276     (311,466,772)         4,045,734        (2,887,320)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,147,071         2,193,312           674,567            746,033
   Net transfers (including fixed
     account)......................         34,765,031       117,588,779         (867,443)          (525,857)
   Contract charges................       (49,927,448)      (50,332,938)          (35,191)           (38,794)
   Transfers for Contract benefits
     and terminations..............      (383,920,403)     (319,087,701)       (1,303,878)        (1,704,395)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (396,935,749)     (249,638,548)       (1,531,945)        (1,523,013)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        302,093,527     (561,105,320)         2,513,789        (4,410,333)
NET ASSETS:
   Beginning of year...............      3,308,331,916     3,869,437,236        15,380,952         19,791,285
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $   3,610,425,443  $  3,308,331,916  $     17,894,741  $      15,380,952
                                     =================  ================  ================  =================

                                         BHFTI BRIGHTHOUSE/ABERDEEN             BHFTI BRIGHTHOUSE/ARTISAN
                                           EMERGING MARKETS EQUITY                    INTERNATIONAL
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         189,344  $         705,467  $             (1)  $              --
   Net realized gains (losses).....            615,286            632,886                 88                108
   Change in unrealized gains
     (losses) on investments.......          7,540,114        (9,802,919)                460              (357)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          8,344,744        (8,464,566)                547              (249)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            111,644            132,442                 --                 --
   Net transfers (including fixed
     account)......................        (2,144,830)          4,713,483              (113)                149
   Contract charges................          (410,683)          (441,570)                (1)                 --
   Transfers for Contract benefits
     and terminations..............        (6,784,499)        (6,810,285)              (349)              (704)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (9,228,368)        (2,405,930)              (463)              (555)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (883,624)       (10,870,496)                 84              (804)
NET ASSETS:
   Beginning of year...............         47,553,441         58,423,937              2,006              2,810
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      46,669,817  $      47,553,441  $           2,090  $           2,006
                                     =================  =================  =================  =================

                                           BHFTI BRIGHTHOUSE/EATON            BHFTI BRIGHTHOUSE/FRANKLIN
                                             VANCE FLOATING RATE               LOW DURATION TOTAL RETURN
                                                  DIVISION                             DIVISION
                                     ----------------------------------  ------------------------------------
                                           2019              2018               2019               2018
                                     ----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        909,606  $        630,111  $       1,527,571  $         401,927
   Net realized gains (losses).....          (84,448)          (19,836)          (395,293)          (592,907)
   Change in unrealized gains
     (losses) on investments.......           737,013         (971,344)          1,299,655          (483,201)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,562,171         (361,069)          2,431,933          (674,181)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            21,787            70,727            467,019            445,950
   Net transfers (including fixed
     account)......................         (113,083)         4,351,742          8,493,710          3,797,220
   Contract charges................          (65,763)          (82,039)          (589,867)          (622,147)
   Transfers for Contract benefits
     and terminations..............       (3,888,774)       (4,337,423)       (12,728,649)       (11,344,205)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (4,045,833)             3,007        (4,357,787)        (7,723,182)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (2,483,662)         (358,062)        (1,925,854)        (8,397,363)
NET ASSETS:
   Beginning of year...............        29,267,597        29,625,659         75,568,731         83,966,094
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $     26,783,935  $     29,267,597  $      73,642,877  $      75,568,731
                                     ================  ================  =================  =================

                                         BHFTI BRIGHTHOUSE/TEMPLETON
                                             INTERNATIONAL BOND
                                                  DIVISION
                                     ------------------------------------
                                            2019              2018
                                     -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         415,645  $        (86,769)
   Net realized gains (losses).....          (150,092)          (186,380)
   Change in unrealized gains
     (losses) on investments.......          (259,270)            259,364
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              6,283           (13,785)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             14,955              9,016
   Net transfers (including fixed
     account)......................            312,877          (190,192)
   Contract charges................           (65,786)           (79,974)
   Transfers for Contract benefits
     and terminations..............          (983,577)        (1,009,793)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          (721,531)        (1,270,943)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (715,248)        (1,284,728)
NET ASSETS:
   Beginning of year...............          6,165,086          7,449,814
                                     -----------------  -----------------
   End of year.....................  $       5,449,838  $       6,165,086
                                     =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        BHFTI BRIGHTHOUSE/WELLINGTON                     BHFTI
                                             LARGE CAP RESEARCH               CLARION GLOBAL REAL ESTATE
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         869,963  $       (20,515)  $      3,361,931  $       9,297,778
   Net realized gains (losses).....         98,577,929       109,960,775         (538,799)        (2,633,527)
   Change in unrealized gains
     (losses) on investments.......         87,280,776     (156,055,251)        35,304,328       (26,591,436)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        186,728,668      (46,114,991)        38,127,460       (19,927,185)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          4,881,601         5,990,125         2,622,113          3,127,240
   Net transfers (including fixed
     account)......................       (13,237,772)      (11,628,578)       (7,272,448)        (2,861,283)
   Contract charges................          (616,685)         (675,562)         (782,162)          (850,985)
   Transfers for Contract benefits
     and terminations..............       (72,686,880)      (75,636,334)      (22,219,962)       (25,714,082)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (81,659,736)      (81,950,349)      (27,652,459)       (26,299,110)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        105,068,932     (128,065,340)        10,475,001       (46,226,295)
NET ASSETS:
   Beginning of year...............        636,225,847       764,291,187       172,053,744        218,280,039
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     741,294,779  $    636,225,847  $    182,528,745  $     172,053,744
                                     =================  ================  ================  =================

                                             BHFTI HARRIS OAKMARK                     BHFTI INVESCO
                                                 INTERNATIONAL                  BALANCED-RISK ALLOCATION
                                                   DIVISION                             DIVISION
                                     ------------------------------------  ------------------------------------
                                            2019               2018              2019               2018
                                     -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,063,871  $       2,298,634  $     (5,903,169)  $       (444,829)
   Net realized gains (losses).....         25,522,746         24,869,416        (4,110,620)         36,156,711
   Change in unrealized gains
     (losses) on investments.......         57,501,967      (158,849,111)         71,138,882       (75,432,041)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         87,088,584      (131,681,061)         61,125,093       (39,720,159)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,456,415          8,249,242            234,495            280,853
   Net transfers (including fixed
     account)......................       (13,461,208)         34,312,542        (4,322,226)        (2,960,834)
   Contract charges................        (2,320,252)        (2,570,197)        (6,687,964)        (7,126,038)
   Transfers for Contract benefits
     and terminations..............       (50,635,078)       (64,091,347)       (50,823,320)       (44,166,177)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (59,960,123)       (24,099,760)       (61,599,015)       (53,972,196)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         27,128,461      (155,780,821)          (473,922)       (93,692,355)
NET ASSETS:
   Beginning of year...............        398,451,152        554,231,973        462,317,377        556,009,732
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     425,579,613  $     398,451,152  $     461,843,455  $     462,317,377
                                     =================  =================  =================  =================

                                           BHFTI INVESCO COMSTOCK              BHFTI INVESCO GLOBAL EQUITY
                                                  DIVISION                              DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             540  $          (296)   $      (829,985)  $      (397,449)
   Net realized gains (losses).....              6,181             4,819         40,147,827        37,327,295
   Change in unrealized gains
     (losses) on investments.......              4,696          (12,421)         25,946,498      (73,719,904)
                                     -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             11,417           (7,898)         65,264,340      (36,790,058)
                                     -----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                --          3,080,059         3,590,374
   Net transfers (including fixed
     account)......................                146            15,815        (4,932,382)         9,912,669
   Contract charges................                (3)               (1)        (1,027,087)       (1,070,883)
   Transfers for Contract benefits
     and terminations..............            (3,277)           (6,287)       (27,439,373)      (32,226,019)
                                     -----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (3,134)             9,527       (30,318,783)      (19,793,859)
                                     -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets..............              8,283             1,629         34,945,557      (56,583,917)
NET ASSETS:
   Beginning of year...............             49,587            47,958        226,269,164       282,853,081
                                     -----------------  ----------------   ----------------  ----------------
   End of year.....................  $          57,870  $         49,587   $    261,214,721  $    226,269,164
                                     =================  ================   ================  ================

                                                     BHFTI
                                           INVESCO SMALL CAP GROWTH
                                                   DIVISION
                                     ------------------------------------
                                            2019               2018
                                     -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (640,903)  $       (724,664)
   Net realized gains (losses).....          7,293,224          7,786,050
   Change in unrealized gains
     (losses) on investments.......          3,700,553       (12,142,503)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         10,352,874        (5,081,117)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            774,674            855,023
   Net transfers (including fixed
     account)......................          (567,462)          2,697,918
   Contract charges................          (193,396)          (206,035)
   Transfers for Contract benefits
     and terminations..............        (6,415,557)        (7,637,544)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (6,401,741)        (4,290,638)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          3,951,133        (9,371,755)
NET ASSETS:
   Beginning of year...............         47,102,731         56,474,486
                                     -----------------  -----------------
   End of year.....................  $      51,053,864  $      47,102,731
                                     =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                    BHFTI JPMORGAN
                                          BHFTI JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2019              2018              2019              2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,515,383  $      1,261,414  $     12,072,983  $       3,166,220
   Net realized gains (losses).....          (286,718)         (836,959)         4,858,766         50,412,181
   Change in unrealized gains
     (losses) on investments.......          3,014,432       (1,837,782)        98,744,637      (126,399,614)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          5,243,097       (1,413,327)       115,676,386       (72,821,213)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            220,665           203,450           207,898            364,010
   Net transfers (including fixed
     account)......................          2,574,123         1,448,618      (11,791,822)         78,754,749
   Contract charges................          (694,814)         (787,600)      (11,346,377)       (11,841,397)
   Transfers for Contract benefits
     and terminations..............       (14,315,743)      (13,801,682)      (77,253,420)       (67,929,776)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (12,215,769)      (12,937,214)     (100,183,721)          (652,414)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,972,672)      (14,350,541)        15,492,665       (73,473,627)
NET ASSETS:
   Beginning of year...............         81,327,656        95,678,197       788,207,295        861,680,922
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      74,354,984  $     81,327,656  $    803,699,960  $     788,207,295
                                     =================  ================  ================  =================

                                                    BHFTI                         BHFTI LOOMIS SAYLES
                                          JPMORGAN SMALL CAP VALUE                 GLOBAL ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ----------------------------------
                                           2019               2018              2019              2018
                                     ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (32,715)  $        (43,852)  $        236,754  $        679,701
   Net realized gains (losses).....         1,866,529          2,019,712        12,574,697        12,901,984
   Change in unrealized gains
     (losses) on investments.......         1,229,221        (4,894,564)        11,124,691      (20,116,179)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,063,035        (2,918,704)        23,936,142       (6,534,494)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            41,392             46,729         1,005,131           999,559
   Net transfers (including fixed
     account)......................           926,712          (768,700)       (1,854,222)       (3,131,031)
   Contract charges................         (145,568)          (174,137)         (718,693)         (810,469)
   Transfers for Contract benefits
     and terminations..............       (2,591,872)        (3,170,905)      (13,454,986)      (16,759,623)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (1,769,336)        (4,067,013)      (15,022,770)      (19,701,564)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         1,293,699        (6,985,717)         8,913,372      (26,236,058)
NET ASSETS:
   Beginning of year...............        17,643,222         24,628,939        98,196,428       124,432,486
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     18,936,921  $      17,643,222  $    107,109,800  $     98,196,428
                                     ================  =================  ================  ================

                                                    BHFTI                            BHFTI METLIFE
                                            LOOMIS SAYLES GROWTH               MULTI-INDEX TARGETED RISK
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,897,056)  $    (3,546,256)  $       7,830,063  $      4,538,576
   Net realized gains (losses).....         78,617,917        58,380,091          7,415,422        64,176,779
   Change in unrealized gains
     (losses) on investments.......         15,869,923      (89,558,096)        143,288,748     (145,430,446)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         92,590,784      (34,724,261)        158,534,233      (76,715,091)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          5,976,940         7,211,782            446,277           748,523
   Net transfers (including fixed
     account)......................       (13,010,605)      (26,737,375)        (1,276,939)        20,489,469
   Contract charges................        (2,861,151)       (3,288,938)       (12,111,379)      (12,407,270)
   Transfers for Contract benefits
     and terminations..............       (60,285,423)      (73,417,981)       (81,418,407)      (77,781,554)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (70,180,239)      (96,232,512)       (94,360,448)      (68,950,832)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         22,410,545     (130,956,773)         64,173,785     (145,665,923)
NET ASSETS:
   Beginning of year...............        444,649,592       575,606,365        820,528,591       966,194,514
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     467,060,137  $    444,649,592  $     884,702,376  $    820,528,591
                                     =================  ================  =================  ================

                                                    BHFTI
                                        MFS(R) RESEARCH INTERNATIONAL
                                                  DIVISION
                                     -----------------------------------
                                           2019              2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        318,965  $       1,464,679
   Net realized gains (losses).....         9,418,963          2,813,023
   Change in unrealized gains
     (losses) on investments.......        29,093,941       (31,784,610)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        38,831,869       (27,506,908)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         2,227,473          2,701,008
   Net transfers (including fixed
     account)......................       (4,713,814)            736,469
   Contract charges................         (814,004)          (895,648)
   Transfers for Contract benefits
     and terminations..............      (21,104,066)       (23,354,398)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (24,404,411)       (20,812,569)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        14,427,458       (48,319,477)
NET ASSETS:
   Beginning of year...............       153,947,912        202,267,389
                                     ----------------  -----------------
   End of year.....................  $    168,375,370  $     153,947,912
                                     ================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           BHFTI MORGAN STANLEY                   BHFTI PANAGORA
                                                 DISCOVERY                    GLOBAL DIVERSIFIED RISK
                                                 DIVISION                            DIVISION
                                    ----------------------------------  -----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,193,811)  $    (4,648,338)  $       1,607,188  $    (1,077,891)
   Net realized gains (losses)....       101,980,573        93,364,240            600,969         6,528,858
   Change in unrealized gains
     (losses) on investments......        33,077,464      (56,133,261)         12,276,179      (13,167,717)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       129,864,226        32,582,641         14,484,336       (7,716,750)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         6,142,870         5,677,315             47,910            65,784
   Net transfers (including fixed
     account).....................       (8,899,013)         1,298,690          6,157,129       (8,040,968)
   Contract charges...............         (516,964)         (481,430)        (1,162,001)       (1,179,387)
   Transfers for Contract benefits
     and terminations.............      (42,848,305)      (38,693,482)        (7,680,578)       (6,075,186)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (46,121,412)      (32,198,907)        (2,637,540)      (15,229,757)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        83,742,814           383,734         11,846,796      (22,946,507)
NET ASSETS:
   Beginning of year..............       340,007,433       339,623,699         72,446,308        95,392,815
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    423,750,247  $    340,007,433  $      84,293,104  $     72,446,308
                                    ================  ================  =================  ================

                                                BHFTI PIMCO
                                         INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                                 DIVISION                            DIVISION
                                    -----------------------------------  ----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,316,624  $       1,329,280  $     12,391,429  $      1,045,105
   Net realized gains (losses)....       (6,024,723)        (9,388,897)       (1,279,381)       (8,796,586)
   Change in unrealized gains
     (losses) on investments......        21,800,541        (6,574,439)        40,752,158       (6,466,381)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        23,092,442       (14,634,056)        51,864,206      (14,217,862)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         2,370,863          2,930,108         6,189,828         7,191,752
   Net transfers (including fixed
     account).....................         3,892,040        (3,556,735)        13,159,485       (9,430,049)
   Contract charges...............       (2,849,692)        (3,260,729)       (5,359,326)       (6,079,401)
   Transfers for Contract benefits
     and terminations.............      (48,426,223)       (58,283,108)     (108,372,981)     (127,865,736)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (45,013,012)       (62,170,464)      (94,382,994)     (136,183,434)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (21,920,570)       (76,804,520)      (42,518,788)     (150,401,296)
NET ASSETS:
   Beginning of year..............       349,179,155        425,983,675       757,914,158       908,315,454
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    327,258,585  $     349,179,155  $    715,395,370  $    757,914,158
                                    ================  =================  ================  ================

                                                   BHFTI                             BHFTI SSGA
                                       SCHRODERS GLOBAL MULTI-ASSET             GROWTH AND INCOME ETF
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2019               2018              2019              2018
                                    -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,846,847  $      3,158,669  $      7,544,782  $       8,594,688
   Net realized gains (losses)....          5,491,382        45,904,038        40,500,192         47,430,407
   Change in unrealized gains
     (losses) on investments......        138,174,665     (128,644,774)        67,284,467      (113,441,953)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        145,512,894      (79,582,067)       115,329,441       (57,416,858)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........            225,416           355,391         2,610,417          3,284,546
   Net transfers (including fixed
     account).....................       (23,182,197)       359,318,742      (12,230,355)       (10,646,177)
   Contract charges...............       (11,186,763)      (10,798,092)       (7,759,945)        (8,629,191)
   Transfers for Contract benefits
     and terminations.............       (76,856,105)      (65,103,706)      (97,729,510)      (116,127,748)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (110,999,649)       283,772,335     (115,109,393)      (132,118,570)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         34,513,245       204,190,268           220,048      (189,535,428)
NET ASSETS:
   Beginning of year..............        768,330,201       564,139,933       680,006,923        869,542,351
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     802,843,446  $    768,330,201  $    680,226,971  $     680,006,923
                                    =================  ================  ================  =================

                                          BHFTI SSGA GROWTH ETF
                                                DIVISION
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        986,073  $      1,138,911
   Net realized gains (losses)....         9,305,911        10,516,159
   Change in unrealized gains
     (losses) on investments......        15,190,143      (25,633,736)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        25,482,127      (13,978,666)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         2,038,398         2,093,140
   Net transfers (including fixed
     account).....................       (2,541,321)       (1,389,726)
   Contract charges...............       (1,011,665)       (1,020,064)
   Transfers for Contract benefits
     and terminations.............      (13,076,107)      (15,329,840)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (14,590,695)      (15,646,490)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............        10,891,432      (29,625,156)
NET ASSETS:
   Beginning of year..............       127,430,864       157,056,020
                                    ----------------  ----------------
   End of year....................  $    138,322,296  $    127,430,864
                                    ================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                    BHFTI                                BHFTI
                                        T. ROWE PRICE LARGE CAP VALUE        T. ROWE PRICE MID CAP GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           4,151  $          3,293  $     (5,560,003)  $    (6,260,037)
   Net realized gains (losses).....             52,011            47,960         86,982,240        79,489,812
   Change in unrealized gains
     (losses) on investments.......             56,272          (98,805)         39,892,914      (85,021,781)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            112,434          (47,552)        121,315,151      (11,792,006)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........              2,873             5,371          7,135,506         7,979,505
   Net transfers (including fixed
     account)......................            215,404         (116,206)       (17,032,434)      (10,448,692)
   Contract charges................               (46)              (56)        (2,079,281)       (2,211,372)
   Transfers for Contract benefits
     and terminations..............           (13,941)          (11,057)       (54,904,806)      (59,595,016)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            204,290         (121,948)       (66,881,015)      (64,275,575)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............            316,724         (169,500)         54,434,136      (76,067,581)
NET ASSETS:
   Beginning of year...............            409,218           578,718        430,092,959       506,160,540
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $         725,942  $        409,218  $     484,527,095  $    430,092,959
                                     =================  ================  =================  ================

                                                                                          BHFTI
                                         BHFTI TCW CORE FIXED INCOME         VICTORY SYCAMORE MID CAP VALUE
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019              2018
                                      ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $          4,688  $           2,606  $      (305,954)  $     (2,461,988)
   Net realized gains (losses).....              (523)              (511)        11,978,822         74,803,735
   Change in unrealized gains
     (losses) on investments.......             12,867            (5,232)        73,696,007      (112,705,634)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             17,032            (3,137)        85,368,875       (40,363,887)
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                 --         3,732,581          4,599,317
   Net transfers (including fixed
     account)......................            136,113                 --       (9,292,023)        (8,334,121)
   Contract charges................                (2)                (2)       (1,274,070)        (1,432,482)
   Transfers for Contract benefits
     and terminations..............          (150,865)           (14,027)      (43,941,710)       (52,061,753)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......           (14,754)           (14,029)      (50,775,222)       (57,229,039)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              2,278           (17,166)        34,593,653       (97,592,926)
NET ASSETS:
   Beginning of year...............            238,242            255,408       327,214,056        424,806,982
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $        240,520  $         238,242  $    361,807,709  $     327,214,056
                                      ================  =================  ================  =================

                                             BHFTI WELLS CAPITAL                  BHFTI WESTERN ASSET
                                          MANAGEMENT MID CAP VALUE           MANAGEMENT GOVERNMENT INCOME
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (2,193)  $         (1,136)  $      5,722,869  $       6,365,880
   Net realized gains (losses).....            10,018             28,159       (1,086,935)        (3,867,446)
   Change in unrealized gains
     (losses) on investments.......            88,754           (76,605)        18,826,412        (9,374,429)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            96,579           (49,582)        23,462,346        (6,875,995)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                --                 --           358,224            315,071
   Net transfers (including fixed
     account)......................           (8,603)              4,585        30,093,768        (1,378,118)
   Contract charges................               (9)                (8)       (6,279,415)        (6,519,654)
   Transfers for Contract benefits
     and terminations..............           (8,522)            (7,985)      (68,059,841)       (47,354,212)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          (17,134)            (3,408)      (43,887,264)       (54,936,913)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            79,445           (52,990)      (20,424,918)       (61,812,908)
NET ASSETS:
   Beginning of year...............           289,513            342,503       396,922,182        458,735,090
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        368,958  $         289,513  $    376,497,264  $     396,922,182
                                     ================  =================  ================  =================

                                                   BHFTII
                                     BAILLIE GIFFORD INTERNATIONAL STOCK
                                                  DIVISION
                                     -----------------------------------
                                           2019              2018
                                     ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (24,199)  $      (247,878)
   Net realized gains (losses).....         8,966,511         2,678,723
   Change in unrealized gains
     (losses) on investments.......        22,444,859      (26,191,316)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        31,387,171      (23,760,471)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,040,810         1,438,230
   Net transfers (including fixed
     account)......................       (2,480,958)         3,655,824
   Contract charges................         (348,931)         (367,032)
   Transfers for Contract benefits
     and terminations..............      (12,641,120)      (14,197,616)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (14,430,199)       (9,470,594)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        16,956,972      (33,231,065)
NET ASSETS:
   Beginning of year...............       106,646,276       139,877,341
                                     ----------------  ----------------
   End of year.....................  $    123,603,248  $    106,646,276
                                     ================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                     BHFTII                                BHFTII
                                              BLACKROCK BOND INCOME            BLACKROCK CAPITAL APPRECIATION
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2019               2018               2019               2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       9,155,045  $       8,430,040  $     (2,366,185)  $     (2,471,487)
   Net realized gains (losses)......          (715,232)        (3,300,348)         40,823,183         38,888,058
   Change in unrealized gains
     (losses) on investments........         22,564,409       (13,666,818)         11,816,940       (32,921,031)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         31,004,222        (8,537,126)         50,273,938          3,495,540
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          3,149,187          3,664,688          2,183,565          2,155,757
   Net transfers (including fixed
     account).......................         11,907,260            102,605        (4,113,483)          3,832,325
   Contract charges.................        (2,032,761)        (2,240,327)          (996,715)        (1,025,484)
   Transfers for Contract benefits
     and terminations...............       (50,890,243)       (56,707,349)       (24,993,256)       (26,069,535)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (37,866,557)       (55,180,383)       (27,919,889)       (21,106,937)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (6,862,335)       (63,717,509)         22,354,049       (17,611,397)
NET ASSETS:
   Beginning of year................        391,693,026        455,410,535        170,334,155        187,945,552
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     384,830,691  $     391,693,026  $     192,688,204  $     170,334,155
                                      =================  =================  =================  =================

                                                     BHFTII                                BHFTII
                                         BLACKROCK ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2019               2018               2019               2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         143,958  $       (278,093)  $       3,007,685  $       3,366,791
   Net realized gains (losses)......            212,191            168,644          5,325,712          2,797,570
   Change in unrealized gains
     (losses) on investments........           (66,778)            241,176         24,533,395       (20,365,598)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            289,371            131,727         32,866,792       (14,201,237)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            615,540            131,922          2,632,662          2,757,238
   Net transfers (including fixed
     account).......................          9,792,612          9,861,911          7,348,281        (5,843,803)
   Contract charges.................          (463,649)          (469,633)        (2,607,707)        (2,850,031)
   Transfers for Contract benefits
     and terminations...............       (15,615,135)       (15,709,056)       (54,200,802)       (53,035,334)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (5,670,632)        (6,184,856)       (46,827,566)       (58,971,930)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (5,381,261)        (6,053,129)       (13,960,774)       (73,173,167)
NET ASSETS:
   Beginning of year................         50,362,897         56,416,026        335,855,273        409,028,440
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      44,981,636  $      50,362,897  $     321,894,499  $     335,855,273
                                      =================  =================  =================  =================

                                                     BHFTII                                BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 40       BRIGHTHOUSE ASSET ALLOCATION 60
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -----------------------------------
                                             2019               2018               2019              2018
                                      -----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,582,710  $       7,805,656  $      22,830,820  $     14,368,620
   Net realized gains (losses)......         49,800,145         39,529,437        288,576,106       200,682,587
   Change in unrealized gains
     (losses) on investments........         65,082,764      (104,154,220)        217,905,244     (462,497,546)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        123,465,619       (56,819,127)        529,312,170     (247,446,339)
                                      -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          7,049,050          7,368,658         30,549,308        36,739,673
   Net transfers (including fixed
     account).......................        (8,404,807)       (19,336,067)       (49,443,622)      (36,898,271)
   Contract charges.................        (7,650,574)        (8,489,757)       (28,714,056)      (31,832,894)
   Transfers for Contract benefits
     and terminations...............      (131,384,552)      (152,736,750)      (447,158,718)     (518,094,167)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (140,390,883)      (173,193,916)      (494,767,088)     (550,085,659)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............       (16,925,264)      (230,013,043)         34,545,082     (797,531,998)
NET ASSETS:
   Beginning of year................        925,660,947      1,155,673,990      3,131,421,270     3,928,953,268
                                      -----------------  -----------------  -----------------  ----------------
   End of year......................  $     908,735,683  $     925,660,947  $   3,165,966,352  $  3,131,421,270
                                      =================  =================  =================  ================

                                                     BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 80
                                                    DIVISION
                                      -----------------------------------
                                             2019              2018
                                      -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,601,170  $      1,400,648
   Net realized gains (losses)......        187,227,492       125,979,857
   Change in unrealized gains
     (losses) on investments........        129,654,338     (282,546,629)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        325,483,000     (155,166,124)
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         28,013,944        32,023,975
   Net transfers (including fixed
     account).......................       (27,752,718)      (28,161,480)
   Contract charges.................       (11,238,395)      (12,178,913)
   Transfers for Contract benefits
     and terminations...............      (177,932,532)     (236,287,529)
                                      -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (188,909,701)     (244,603,947)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............        136,573,299     (399,770,071)
NET ASSETS:
   Beginning of year................      1,533,821,665     1,933,591,736
                                      -----------------  ----------------
   End of year......................  $   1,670,394,964  $  1,533,821,665
                                      =================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTII                    BHFTII BRIGHTHOUSE/DIMENSIONAL
                                      BRIGHTHOUSE/ARTISAN MID CAP VALUE        INTERNATIONAL SMALL COMPANY
                                                  DIVISION                              DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019              2018
                                     ----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,172,747)  $     (1,623,259)  $        (18,271)  $         110,750
   Net realized gains (losses).....        22,815,991         15,566,477            423,121            642,470
   Change in unrealized gains
     (losses) on investments.......        14,827,912       (42,659,193)          1,067,987        (2,740,019)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        36,471,156       (28,715,975)          1,472,837        (1,986,799)
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         2,327,881          2,656,137             22,400             45,448
   Net transfers (including fixed
     account)......................       (2,713,532)        (2,200,517)          (203,256)            832,258
   Contract charges................         (516,750)          (569,278)           (46,470)           (51,653)
   Transfers for Contract benefits
     and terminations..............      (21,091,330)       (26,110,139)          (791,499)        (1,149,785)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (21,993,731)       (26,223,797)        (1,018,825)          (323,732)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        14,477,425       (54,939,772)            454,012        (2,310,531)
NET ASSETS:
   Beginning of year...............       171,734,105        226,673,877          7,285,386          9,595,917
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    186,211,530  $     171,734,105  $       7,739,398  $       7,285,386
                                     ================  =================  =================  =================

                                                   BHFTII                     BHFTII BRIGHTHOUSE/WELLINGTON
                                       BRIGHTHOUSE/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                  DIVISION                              DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019               2018
                                     -----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       5,150,865  $      2,720,306  $         999,695  $       1,741,996
   Net realized gains (losses).....         39,992,173        52,707,069         52,568,075         37,148,328
   Change in unrealized gains
     (losses) on investments.......         62,262,103      (82,402,849)         75,569,821       (43,246,876)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        107,405,141      (26,975,474)        129,137,591        (4,356,552)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          4,442,449         5,264,212          4,827,594          5,603,941
   Net transfers (including fixed
     account)......................          (897,432)       (3,101,512)       (16,447,091)       (26,814,117)
   Contract charges................          (270,272)         (283,597)        (2,366,209)        (2,598,546)
   Transfers for Contract benefits
     and terminations..............       (57,719,232)      (63,305,703)       (65,986,619)       (71,109,914)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (54,444,487)      (61,426,600)       (79,972,325)       (94,918,636)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         52,960,654      (88,402,074)         49,165,266       (99,275,188)
NET ASSETS:
   Beginning of year...............        521,756,898       610,158,972        471,467,558        570,742,746
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     574,717,552  $    521,756,898  $     520,632,824  $     471,467,558
                                     =================  ================  =================  =================

                                       BHFTII FRONTIER MID CAP GROWTH            BHFTII JENNISON GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                           2019               2018               2019               2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (5,934,746)  $     (6,126,797)  $    (2,048,915)  $     (2,326,922)
   Net realized gains (losses).....         77,351,237         72,756,532        34,705,962         39,885,739
   Change in unrealized gains
     (losses) on investments.......         56,953,993       (95,558,241)        21,893,810       (38,210,053)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        128,370,484       (28,928,506)        54,550,857          (651,236)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,828,849          3,645,626         2,836,570          2,762,584
   Net transfers (including fixed
     account)......................        (8,455,328)        (9,513,715)       (3,584,762)          9,029,320
   Contract charges................          (519,246)          (579,336)       (1,061,905)        (1,090,263)
   Transfers for Contract benefits
     and terminations..............       (50,445,538)       (50,297,421)      (26,788,190)       (27,795,485)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (56,591,263)       (56,744,846)      (28,598,287)       (17,093,844)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         71,779,221       (85,673,352)        25,952,570       (17,745,080)
NET ASSETS:
   Beginning of year...............        422,776,437        508,449,789       185,385,848        203,130,928
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     494,555,658  $     422,776,437  $    211,338,418  $     185,385,848
                                     =================  =================  ================  =================

                                                   BHFTII
                                        LOOMIS SAYLES SMALL CAP CORE
                                                  DIVISION
                                     ------------------------------------
                                            2019              2018
                                     -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,941,088)  $     (2,207,264)
   Net realized gains (losses).....         17,821,439         23,029,133
   Change in unrealized gains
     (losses) on investments.......         17,213,486       (40,023,872)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         33,093,837       (19,202,003)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,723,070          2,205,845
   Net transfers (including fixed
     account)......................        (3,265,419)        (3,382,877)
   Contract charges................          (625,706)          (696,424)
   Transfers for Contract benefits
     and terminations..............       (17,604,831)       (20,192,372)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (19,772,886)       (22,065,828)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         13,320,951       (41,267,831)
NET ASSETS:
   Beginning of year...............        144,075,649        185,343,480
                                     -----------------  -----------------
   End of year.....................  $     157,396,600  $     144,075,649
                                     =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTII                               BHFTII
                                       LOOMIS SAYLES SMALL CAP GROWTH        METLIFE AGGREGATE BOND INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (725,106)  $      (747,566)  $      17,115,682  $     16,828,943
   Net realized gains (losses).....         10,664,929        10,060,462        (1,121,173)       (7,777,871)
   Change in unrealized gains
     (losses) on investments.......          3,049,705      (10,074,579)         50,141,578      (29,059,862)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         12,989,528         (761,683)         66,136,087      (20,008,790)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,238,124         1,137,141         12,914,091        14,691,224
   Net transfers (including fixed
     account)......................        (4,816,218)         6,237,168         33,868,624         (894,001)
   Contract charges................          (137,048)         (140,406)        (5,763,673)       (6,212,134)
   Transfers for Contract benefits
     and terminations..............        (6,136,513)       (6,836,531)      (129,119,645)     (140,143,494)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (9,851,655)           397,372       (88,100,603)     (132,558,405)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          3,137,873         (364,311)       (21,964,516)     (152,567,195)
NET ASSETS:
   Beginning of year...............         54,202,419        54,566,730        974,062,147     1,126,629,342
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      57,340,292  $     54,202,419  $     952,097,631  $    974,062,147
                                     =================  ================  =================  ================

                                                   BHFTII                               BHFTII
                                         METLIFE MID CAP STOCK INDEX          METLIFE MSCI EAFE(R) INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2019              2018               2019              2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (136,167)  $      (861,710)  $       5,840,232  $      7,705,744
   Net realized gains (losses).....         58,682,932        65,922,158          9,402,473         7,834,520
   Change in unrealized gains
     (losses) on investments.......         46,963,956     (127,738,599)         67,122,990      (91,215,920)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        105,510,721      (62,678,151)         82,365,695      (75,675,656)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          8,435,838        10,396,487          8,595,719        10,122,934
   Net transfers (including fixed
     account)......................        (9,101,418)       (5,711,041)        (3,208,128)        25,633,067
   Contract charges................        (1,767,289)       (1,934,011)        (1,882,376)       (2,016,659)
   Transfers for Contract benefits
     and terminations..............       (56,011,975)      (66,449,981)       (50,014,039)      (57,988,176)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (58,444,844)      (63,698,546)       (46,508,824)      (24,248,834)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         47,065,877     (126,376,697)         35,856,871      (99,924,490)
NET ASSETS:
   Beginning of year...............        453,810,251       580,186,948        424,811,670       524,736,160
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     500,876,128  $    453,810,251  $     460,668,541  $    424,811,670
                                     =================  ================  =================  ================

                                                   BHFTII
                                        METLIFE RUSSELL 2000(R) INDEX          BHFTII METLIFE STOCK INDEX
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019              2018
                                      ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (652,985)  $       (975,720)  $     23,865,465  $      14,365,704
   Net realized gains (losses).....         40,157,546         42,159,763       360,303,625        335,365,461
   Change in unrealized gains
     (losses) on investments.......         29,107,534       (79,691,483)       362,005,319      (502,073,849)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         68,612,095       (38,507,440)       746,174,409      (152,342,684)
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,008,560          6,852,241        34,822,360         39,382,302
   Net transfers (including fixed
     account)......................        (5,242,046)        (1,203,662)      (85,323,679)       (50,319,982)
   Contract charges................          (924,789)        (1,010,682)       (6,740,639)        (7,187,199)
   Transfers for Contract benefits
     and terminations..............       (35,159,265)       (42,522,989)     (321,195,823)      (350,940,199)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (35,317,540)       (37,885,092)     (378,437,781)      (369,065,078)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         33,294,555       (76,392,532)       367,736,628      (521,407,762)
NET ASSETS:
   Beginning of year...............        297,512,830        373,905,362     2,669,705,723      3,191,113,485
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $    330,807,385  $     297,512,830  $  3,037,442,351  $   2,669,705,723
                                      ================  =================  ================  =================

                                         BHFTII MFS(R) TOTAL RETURN
                                                  DIVISION
                                     -----------------------------------
                                           2019               2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,261,872  $       1,275,700
   Net realized gains (losses).....         6,661,877         10,937,573
   Change in unrealized gains
     (losses) on investments.......        12,979,256       (21,195,730)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        20,903,005        (8,982,457)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,832,449          1,643,789
   Net transfers (including fixed
     account)......................       (1,161,310)        (3,417,899)
   Contract charges................         (387,431)          (432,906)
   Transfers for Contract benefits
     and terminations..............      (14,940,451)       (16,392,302)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (14,656,743)       (18,599,318)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         6,246,262       (27,581,775)
NET ASSETS:
   Beginning of year...............       117,516,215        145,097,990
                                     ----------------  -----------------
   End of year.....................  $    123,762,477  $     117,516,215
                                     ================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTII MFS(R) VALUE            BHFTII NEUBERGER BERMAN GENESIS
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2019              2018              2019              2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       3,197,436  $      1,321,198  $    (3,220,414)  $     (3,137,215)
   Net realized gains (losses).....         44,735,533        49,279,328        47,243,379         49,898,253
   Change in unrealized gains
     (losses) on investments.......        111,976,103     (119,754,398)        24,540,804       (67,400,301)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        159,909,072      (69,153,872)        68,563,769       (20,639,263)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          7,843,428         7,489,984         3,170,581          3,592,563
   Net transfers (including fixed
     account)......................       (18,657,920)       219,806,311       (6,013,785)        (5,131,524)
   Contract charges................        (2,795,296)       (2,654,248)         (593,470)          (647,558)
   Transfers for Contract benefits
     and terminations..............       (78,948,030)      (81,035,818)      (32,896,043)       (35,791,575)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (92,557,818)       143,606,229      (36,332,717)       (37,978,094)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         67,351,254        74,452,357        32,231,052       (58,617,357)
NET ASSETS:
   Beginning of year...............        598,234,094       523,781,737       255,498,599        314,115,956
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     665,585,348  $    598,234,094  $    287,729,651  $     255,498,599
                                     =================  ================  ================  =================

                                                   BHFTII                               BHFTII
                                       T. ROWE PRICE LARGE CAP GROWTH       T. ROWE PRICE SMALL CAP GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019              2018               2019               2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,947,701)  $     (6,101,001)  $    (5,318,978)  $     (5,517,602)
   Net realized gains (losses).....       100,018,050        130,647,456        74,356,419         57,618,276
   Change in unrealized gains
     (losses) on investments.......        57,457,041      (133,824,761)        48,190,740       (82,396,321)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       151,527,390        (9,278,306)       117,228,181       (30,295,647)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        10,658,733         11,138,742         7,175,857          7,435,971
   Net transfers (including fixed
     account)......................       (7,114,717)            229,573      (10,730,133)        (3,649,914)
   Contract charges................       (1,983,864)        (1,965,384)       (1,152,953)        (1,208,814)
   Transfers for Contract benefits
     and terminations..............      (63,080,131)       (70,403,522)      (45,286,632)       (50,903,991)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (61,519,979)       (61,000,591)      (49,993,861)       (48,326,748)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        90,007,411       (70,278,897)        67,234,320       (78,622,395)
NET ASSETS:
   Beginning of year...............       539,361,977        609,640,874       388,577,931        467,200,326
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    629,369,388  $     539,361,977  $    455,812,251  $     388,577,931
                                     ================  =================  ================  =================

                                                   BHFTII                  BHFTII WESTERN ASSET MANAGEMENT
                                      VAN ECK GLOBAL NATURAL RESOURCES      STRATEGIC BOND OPPORTUNITIES
                                                  DIVISION                            DIVISION
                                     ----------------------------------  -----------------------------------
                                           2019              2018              2019               2018
                                     ----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (232,746)  $      (395,048)  $      14,871,430  $     18,664,589
   Net realized gains (losses).....       (1,303,799)         (761,463)          2,049,280         1,364,969
   Change in unrealized gains
     (losses) on investments.......         4,310,937       (8,618,297)         34,685,544      (45,377,042)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,774,392       (9,774,808)         51,606,254      (25,347,484)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            30,728            35,318          4,441,596         5,451,556
   Net transfers (including fixed
     account)......................         4,388,631         1,683,759          2,485,170       (2,285,045)
   Contract charges................         (316,879)         (375,361)        (1,727,353)       (1,916,764)
   Transfers for Contract benefits
     and terminations..............       (4,064,904)       (4,736,909)       (56,629,726)      (67,624,089)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            37,576       (3,393,193)       (51,430,313)      (66,374,342)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         2,811,968      (13,168,001)            175,941      (91,721,826)
NET ASSETS:
   Beginning of year...............        24,101,859        37,269,860        422,543,762       514,265,588
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     26,913,827  $     24,101,859  $     422,719,703  $    422,543,762
                                     ================  ================  =================  ================

                                            BHFTII WESTERN ASSET
                                         MANAGEMENT U.S. GOVERNMENT
                                                  DIVISION
                                     -----------------------------------
                                            2019              2018
                                     -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,749,396  $      1,248,130
   Net realized gains (losses).....          (614,870)       (1,552,551)
   Change in unrealized gains
     (losses) on investments.......          4,845,617         (754,838)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          5,980,143       (1,059,259)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,334,070         1,414,724
   Net transfers (including fixed
     account)......................          9,858,710         1,001,762
   Contract charges................          (782,848)         (860,978)
   Transfers for Contract benefits
     and terminations..............       (23,119,699)      (23,173,581)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (12,709,767)      (21,618,073)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (6,729,624)      (22,677,332)
NET ASSETS:
   Beginning of year...............        137,000,881       159,678,213
                                     -----------------  ----------------
   End of year.....................  $     130,271,257  $    137,000,881
                                     =================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       BLACKROCK GLOBAL ALLOCATION V.I.            CALVERT VP SRI BALANCED
                                                   DIVISION                               DIVISION
                                    --------------------------------------  -------------------------------------
                                           2019                2018                2019               2018
                                    ------------------  ------------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            (103)  $            (616)  $         202,247  $          284,226
   Net realized gains (losses)....               3,790               2,696          2,382,549           5,333,401
   Change in unrealized gains
      (losses) on investments.....              10,510            (12,549)          7,477,530         (7,323,486)
                                    ------------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........              14,197            (10,469)         10,062,326         (1,705,859)
                                    ------------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........                  --                  --          1,225,788           1,290,376
   Net transfers (including fixed
      account)....................                 869               3,516          1,258,738           (895,924)
   Contract charges...............                 (3)                 (3)           (21,315)            (19,891)
   Transfers for Contract benefits
      and terminations............             (1,288)             (1,072)        (4,252,701)         (5,884,822)
                                    ------------------  ------------------  -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....               (422)               2,441        (1,789,490)         (5,510,261)
                                    ------------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............              13,775             (8,028)          8,272,836         (7,216,120)
NET ASSETS:
   Beginning of year..............              88,248              96,276         44,653,283          51,869,403
                                    ------------------  ------------------  -----------------  ------------------
   End of year....................  $          102,023  $           88,248  $      52,926,119  $       44,653,283
                                    ==================  ==================  =================  ==================

                                           CALVERT VP SRI MID CAP              DELAWARE VIP SMALL CAP VALUE
                                                  DIVISION                               DIVISION
                                    -------------------------------------  -------------------------------------
                                           2019               2018                2019                2018
                                    ------------------  -----------------  ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (40,086)  $        (36,210)  $               52  $            (33)
   Net realized gains (losses)....             742,479            961,325                 275              2,544
   Change in unrealized gains
      (losses) on investments.....           1,358,056        (1,285,025)                 818            (4,457)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........           2,060,449          (359,910)               1,145            (1,946)
                                    ------------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             224,887            248,688                  --                 --
   Net transfers (including fixed
      account)....................           (130,364)             29,460             (7,781)                722
   Contract charges...............               (520)              (542)                  --                 --
   Transfers for Contract benefits
      and terminations............         (1,251,366)        (1,494,700)                  --           (13,453)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....         (1,157,363)        (1,217,094)             (7,781)           (12,731)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............             903,086        (1,577,004)             (6,636)           (14,677)
NET ASSETS:
   Beginning of year..............           7,168,514          8,745,518               7,333             22,010
                                    ------------------  -----------------  ------------------  -----------------
   End of year....................  $        8,071,600  $       7,168,514  $              697  $           7,333
                                    ==================  =================  ==================  =================

                                          FIDELITY(R) VIP CONTRAFUND            FIDELITY(R) VIP EQUITY-INCOME
                                                   DIVISION                               DIVISION
                                    --------------------------------------  ------------------------------------
                                           2019                2018                2019              2018
                                     -----------------  ------------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         (4,757)  $          (3,861)  $         599,201  $         865,021
   Net realized gains (losses)....              81,143              91,231          4,703,325          3,841,839
   Change in unrealized gains
      (losses) on investments.....              97,587           (129,154)         10,253,112       (11,245,135)
                                     -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             173,973            (41,784)         15,555,638        (6,538,275)
                                     -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........              14,335              13,773            713,874            887,161
   Net transfers (including fixed
      account)....................            (12,595)                 304        (1,412,327)          (989,519)
   Contract charges...............                (11)                (13)            (8,945)            (9,548)
   Transfers for Contract benefits
      and terminations............            (61,029)           (174,871)       (11,331,932)        (7,954,122)
                                     -----------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            (59,300)           (160,807)       (12,039,330)        (8,066,028)
                                     -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............             114,673           (202,591)          3,516,308       (14,604,303)
NET ASSETS:
   Beginning of year..............             603,131             805,722         63,735,707         78,340,010
                                     -----------------  ------------------  -----------------  -----------------
   End of year....................   $         717,804  $          603,131  $      67,252,015  $      63,735,707
                                     =================  ==================  =================  =================

                                        FIDELITY(R) VIP FREEDOM 2020
                                                  DIVISION
                                    -------------------------------------
                                           2019                2018
                                    ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           29,456  $           3,765
   Net realized gains (losses)....              93,784             64,849
   Change in unrealized gains
      (losses) on investments.....             225,482          (144,778)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             348,722           (76,164)
                                    ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             283,127            202,161
   Net transfers (including fixed
      account)....................           1,451,789            153,395
   Contract charges...............                 (3)                 --
   Transfers for Contract benefits
      and terminations............           (165,548)          (496,652)
                                    ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....           1,569,365          (141,096)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets.............           1,918,087          (217,260)
NET ASSETS:
   Beginning of year..............           1,037,991          1,255,251
                                    ------------------  -----------------
   End of year....................  $        2,956,078  $       1,037,991
                                    ==================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        FIDELITY(R) VIP FREEDOM 2025          FIDELITY(R) VIP FREEDOM 2030
                                                  DIVISION                              DIVISION
                                    -------------------------------------  ------------------------------------
                                           2019               2018               2019                2018
                                    ------------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           30,897  $           4,120  $          34,390  $           8,852
   Net realized gains (losses)....              67,109             27,609            160,779             84,808
   Change in unrealized gains
      (losses) on investments.....             332,544          (116,316)            517,758          (378,077)
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             430,550           (84,587)            712,927          (284,417)
                                    ------------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             298,198            159,140            415,304            188,522
   Net transfers (including fixed
      account)....................           1,943,247            536,789            682,578            161,673
   Contract charges...............             (3,520)                 --               (88)                (5)
   Transfers for Contract benefits
      and terminations............           (143,459)          (298,297)          (454,880)          (133,924)
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....           2,094,466            397,632            642,914            216,266
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............           2,525,016            313,045          1,355,841           (68,151)
NET ASSETS:
   Beginning of year..............           1,132,045            819,000          2,953,022          3,021,173
                                    ------------------  -----------------  -----------------  -----------------
   End of year....................  $        3,657,061  $       1,132,045  $       4,308,863  $       2,953,022
                                    ==================  =================  =================  =================

                                       FIDELITY(R) VIP FREEDOM 2035            FIDELITY(R) VIP FREEDOM 2040
                                                 DIVISION                                DIVISION
                                    -------------------------------------  -------------------------------------
                                          2019              2018 (a)             2019                2018
                                    -----------------  ------------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           4,005  $              676  $          10,163  $              273
   Net realized gains (losses)....              5,507               1,676             23,548              21,052
   Change in unrealized gains
      (losses) on investments.....             40,813            (12,427)            163,004            (78,959)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             50,325            (10,075)            196,715            (57,634)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........            116,527              46,356            329,176              88,343
   Net transfers (including fixed
      account)....................            239,691             149,210            275,681              54,651
   Contract charges...............               (62)                (10)              (196)                (51)
   Transfers for Contract benefits
      and terminations............           (12,931)            (79,890)            (2,333)           (120,996)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            343,225             115,666            602,328              21,947
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............            393,550             105,591            799,043            (35,687)
NET ASSETS:
   Beginning of year..............            105,591                  --            498,777             534,464
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $         499,141  $          105,591  $       1,297,820  $          498,777
                                    =================  ==================  =================  ==================

                                        FIDELITY(R) VIP FREEDOM 2045           FIDELITY(R) VIP FREEDOM 2050
                                                  DIVISION                               DIVISION
                                    -------------------------------------  ------------------------------------
                                           2019             2018 (a)              2019              2018
                                    -----------------  ------------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           6,799  $              927  $          11,194  $             845
   Net realized gains (losses)....              9,606                 839             24,259               (91)
   Change in unrealized gains
      (losses) on investments.....             84,279            (15,977)            147,540           (50,380)
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            100,684            (14,211)            182,993           (49,626)
                                    -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........            269,967              59,651            783,947            161,714
   Net transfers (including fixed
      account)....................            377,348             110,163             92,766             13,240
   Contract charges...............              (136)                (12)              (424)               (33)
   Transfers for Contract benefits
      and terminations............           (21,748)            (30,691)           (51,662)           (16,804)
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            625,431             139,111            824,627            158,117
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............            726,115             124,900          1,007,620            108,491
NET ASSETS:
   Beginning of year..............            124,900                  --            362,109            253,618
                                    -----------------  ------------------  -----------------  -----------------
   End of year....................  $         851,015  $          124,900  $       1,369,729  $         362,109
                                    =================  ==================  =================  =================

                                      FIDELITY(R) VIP FUNDSMANAGER 50%
                                                  DIVISION
                                    -------------------------------------
                                           2019                2018
                                    ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (896,941)  $     (1,823,243)
   Net realized gains (losses)....          24,733,076         25,500,586
   Change in unrealized gains
      (losses) on investments.....          13,945,384       (43,710,159)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          37,781,519       (20,032,816)
                                    ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             456,132          1,291,831
   Net transfers (including fixed
      account)....................                  --                 --
   Contract charges...............                  --                 --
   Transfers for Contract benefits
      and terminations............        (44,066,888)       (38,312,008)
                                    ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....        (43,610,756)       (37,020,177)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets.............         (5,829,237)       (57,052,993)
NET ASSETS:
   Beginning of year..............         258,652,350        315,705,343
                                    ------------------  -----------------
   End of year....................  $      252,823,113  $     258,652,350
                                    ==================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                       FIDELITY(R) VIP
                                        FIDELITY(R) VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -----------------------------------
                                             2019               2018               2019              2018
                                      -----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,097,783)  $     (2,094,057)  $          53,199  $         36,949
   Net realized gains (losses)......         37,249,130         36,250,723                 --                --
   Change in unrealized gains
     (losses) on investments........          3,383,565       (55,081,469)                 --                --
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         39,534,912       (20,924,803)             53,199            36,949
                                      -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            436,252            141,669            354,565           358,462
   Net transfers (including fixed
     account).......................                 --                 --            462,554           880,526
   Contract charges.................                 --                 --                 --                --
   Transfers for Contract benefits
     and terminations...............       (30,092,470)       (36,528,395)          (811,043)         (929,472)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (29,656,218)       (36,386,726)              6,076           309,516
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............          9,878,694       (57,311,529)             59,275           346,465
NET ASSETS:
   Beginning of year................        229,662,248        286,973,777          5,355,641         5,009,176
                                      -----------------  -----------------  -----------------  ----------------
   End of year......................  $     239,540,942  $     229,662,248  $       5,414,916  $      5,355,641
                                      =================  =================  =================  ================

                                            FIDELITY(R) VIP GROWTH          FIDELITY(R) VIP INVESTMENT GRADE BOND
                                                   DIVISION                               DIVISION
                                      ------------------------------------  --------------------------------------
                                            2019               2018                2019               2018
                                      -----------------  -----------------   -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (673,395)  $       (720,227)   $         155,830  $         136,302
   Net realized gains (losses)......         11,646,846         18,774,009              32,547              9,465
   Change in unrealized gains
     (losses) on investments........         16,096,876       (18,154,623)             565,337          (301,382)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         27,070,327          (100,841)             753,714          (155,615)
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            891,759            938,550             570,621            313,722
   Net transfers (including fixed
     account).......................        (1,634,692)          (967,645)             402,139          (142,849)
   Contract charges.................            (1,292)            (1,389)             (1,516)              (234)
   Transfers for Contract benefits
     and terminations...............       (15,339,820)       (10,948,033)         (1,527,846)        (1,445,603)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (16,084,045)       (10,978,517)           (556,602)        (1,274,964)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............         10,986,282       (11,079,358)             197,112        (1,430,579)
NET ASSETS:
   Beginning of year................         87,558,490         98,637,848           8,809,328         10,239,907
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      98,544,772  $      87,558,490   $       9,006,440  $       8,809,328
                                      =================  =================   =================  =================

                                                                                      FTVIPT TEMPLETON
                                            FIDELITY(R) VIP MID CAP                DEVELOPING MARKETS VIP
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                            2019               2018               2019                2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,037)  $         (3,368)  $             141  $            (97)
   Net realized gains (losses)......             47,915             84,342             19,277              2,258
   Change in unrealized gains
     (losses) on investments........             39,891          (150,743)              (850)           (27,683)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             86,769           (69,769)             18,568           (25,522)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                474              1,407                118                410
   Net transfers (including fixed
     account).......................              2,223           (90,828)          (106,647)             12,917
   Contract charges.................                 --                 --                 --                 --
   Transfers for Contract benefits
     and terminations...............           (63,428)           (99,544)                (3)            (5,444)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (60,731)          (188,965)          (106,532)              7,883
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             26,038          (258,734)           (87,964)           (17,639)
NET ASSETS:
   Beginning of year................            418,140            676,874            135,271            152,910
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         444,178  $         418,140  $          47,307  $         135,271
                                      =================  =================  =================  =================

                                          FTVIPT TEMPLETON FOREIGN VIP
                                                    DIVISION
                                      ------------------------------------
                                           2019 (b)             2018
                                      -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             (1)  $              15
   Net realized gains (losses)......               (32)                 --
   Change in unrealized gains
     (losses) on investments........                 77              (131)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                 44              (116)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --                 --
   Net transfers (including fixed
     account).......................                 --                 --
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............              (653)                (1)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (653)                (1)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............              (609)              (117)
NET ASSETS:
   Beginning of year................                609                726
                                      -----------------  -----------------
   End of year......................  $              --  $             609
                                      =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           IVY VIP ASSET STRATEGY             JANUS HENDERSON ENTERPRISE
                                                  DIVISION                             DIVISION
                                     ----------------------------------  ------------------------------------
                                           2019              2018               2019              2018
                                     ----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             15  $             13  $           (900)  $           (996)
   Net realized gains (losses).....                62                43             17,027             14,690
   Change in unrealized gains
     (losses) on investments.......               321             (183)             15,864           (13,731)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               398             (127)             31,991               (37)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                --                --              1,425              1,399
   Net transfers (including fixed
     account)......................                13                21             31,978            (7,863)
   Contract charges................               (1)                --                 --                 --
   Transfers for Contract benefits
     and terminations..............             (347)             (704)           (39,007)           (38,141)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......             (335)             (683)            (5,604)           (44,605)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............                63             (810)             26,387           (44,642)
NET ASSETS:
   Beginning of year...............             2,017             2,827            105,150            149,792
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $          2,080  $          2,017  $         131,537  $         105,150
                                     ================  ================  =================  =================

                                                   LMPVET                         LMPVET CLEARBRIDGE
                                      CLEARBRIDGE VARIABLE APPRECIATION       VARIABLE DIVIDEND STRATEGY
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             260  $            159  $            404  $             458
   Net realized gains (losses).....              3,409             2,869             7,316              4,936
   Change in unrealized gains
     (losses) on investments.......              8,444           (4,002)            11,304            (9,239)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             12,113             (974)            19,024            (3,845)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                563               586                --                 --
   Net transfers (including fixed
     account)......................            (1,355)             (205)           (3,387)            (1,356)
   Contract charges................                 --                --                --                 --
   Transfers for Contract benefits
     and terminations..............                (3)           (5,136)           (4,097)                (3)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......              (795)           (4,755)           (7,484)            (1,359)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             11,318           (5,729)            11,540            (5,204)
NET ASSETS:
   Beginning of year...............             42,700            48,429            64,392             69,596
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $          54,018  $         42,700  $         75,932  $          64,392
                                     =================  ================  ================  =================

                                             LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH             VARIABLE SMALL CAP GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (3,219)  $         (3,114)  $           (167)  $          (219)
   Net realized gains (losses).....             62,538             32,938              1,951             7,294
   Change in unrealized gains
     (losses) on investments.......             81,041           (36,755)              2,305           (3,935)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            140,360            (6,931)              4,089             3,140
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             11,771              6,734              3,018             1,171
   Net transfers (including fixed
     account)......................            (8,082)             49,969             21,461           (3,696)
   Contract charges................                (3)                 --                (1)                --
   Transfers for Contract benefits
     and terminations..............          (170,755)           (69,279)               (78)          (13,008)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          (167,069)           (12,576)             24,400          (15,533)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............           (26,709)           (19,507)             28,489          (12,393)
NET ASSETS:
   Beginning of year...............            489,481            508,988             15,046            27,439
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $         462,772  $         489,481  $          43,535  $         15,046
                                     =================  =================  =================  ================

                                        LMPVIT WESTERN ASSET CORE PLUS
                                                   DIVISION
                                     ------------------------------------
                                            2019               2018
                                     -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,241  $           2,280
   Net realized gains (losses).....              (724)              (912)
   Change in unrealized gains
     (losses) on investments.......              6,166            (4,458)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              6,683            (3,090)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                 --
   Net transfers (including fixed
     account)......................           (48,695)              4,097
   Contract charges................                 --                 --
   Transfers for Contract benefits
     and terminations..............            (1,499)           (22,754)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......           (50,194)           (18,657)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (43,511)           (21,747)
NET ASSETS:
   Beginning of year...............             83,068            104,815
                                     -----------------  -----------------
   End of year.....................  $          39,557  $          83,068
                                     =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                MORGAN STANLEY                         OPPENHEIMER
                                           VIF GLOBAL INFRASTRUCTURE        GLOBAL MULTI-ALTERNATIVES FUND/VA
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018             2019 (c)             2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             823  $             960  $            106  $           (173)
   Net realized gains (losses).....              3,006                781             (295)                (1)
   Change in unrealized gains
     (losses) on investments.......             11,777            (8,527)               634              (537)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             15,606            (6,786)               445              (711)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                138              1,300                --                 --
   Net transfers (including fixed
     account)......................            (2,622)              8,856          (15,431)                 --
   Contract charges................               (28)               (28)                --                (3)
   Transfers for Contract benefits
     and terminations..............            (6,494)            (2,872)               (2)                (3)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (9,006)              7,256          (15,433)                (6)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              6,600                470          (14,988)              (717)
NET ASSETS:
   Beginning of year...............             62,114             61,644            14,988             15,705
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $          68,714  $          62,114  $             --  $          14,988
                                     =================  =================  ================  =================

                                                  PIMCO VIT
                                       COMMODITYREALRETURN(R) STRATEGY          PIMCO VIT DYNAMIC BOND
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,031  $            205  $           1,009  $          1,329
   Net realized gains (losses).....            (1,262)             (994)              1,481             1,773
   Change in unrealized gains
     (losses) on investments.......              3,495           (5,871)                228           (4,192)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              3,264           (6,660)              2,718           (1,090)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                107                --                 --                --
   Net transfers (including fixed
     account)......................              1,140               142                544          (11,630)
   Contract charges................               (10)              (12)               (15)               (9)
   Transfers for Contract benefits
     and terminations..............            (5,240)           (7,646)            (2,946)          (23,275)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (4,003)           (7,516)            (2,417)          (34,914)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............              (739)          (14,176)                301          (36,004)
NET ASSETS:
   Beginning of year...............             35,709            49,885             85,042           121,046
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $          34,970  $         35,709  $          85,343  $         85,042
                                     =================  ================  =================  ================

                                                  PIMCO VIT                         TAP 1919 VARIABLE
                                            EMERGING MARKETS BOND             SOCIALLY RESPONSIVE BALANCED
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,762  $           1,635  $             16  $              51
   Net realized gains (losses).....                126              (181)             1,386              2,316
   Change in unrealized gains
     (losses) on investments.......              5,832            (5,833)             5,277            (3,047)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              7,720            (4,379)             6,679              (680)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                 --             1,712              5,938
   Net transfers (including fixed
     account)......................              (532)                714           (4,576)              (104)
   Contract charges................               (13)               (17)                --                 --
   Transfers for Contract benefits
     and terminations..............            (9,177)            (5,176)               (4)            (2,609)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (9,722)            (4,479)           (2,868)              3,225
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            (2,002)            (8,858)             3,811              2,545
NET ASSETS:
   Beginning of year...............             62,180             71,038            26,671             24,126
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $          60,178  $          62,180  $         30,482  $          26,671
                                     =================  =================  ================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the
"Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange
Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R)                           Ivy Variable Insurance Portfolios ("Ivy VIP")
   ("American Funds")                                        Janus Aspen Series ("Janus Aspen")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Legg Mason Partners Variable Equity Trust
Brighthouse Funds Trust I ("BHFTI")                            ("LMPVET")
Brighthouse Funds Trust II ("BHFTII")                        Legg Mason Partners Variable Income Trust
Calvert Variable Series, Inc. ("Calvert")                      ("LMPVIT")
Delaware VIP Trust ("Delaware VIP")                          Morgan Stanley Variable Insurance Fund, Inc.
Fidelity(R) Variable Insurance Products ("Fidelity VIP")       ("Morgan Stanley VIF")
Franklin Templeton Variable Insurance Products Trust         PIMCO Variable Insurance Trust ("PIMCO VIT")
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31,
2019:

American Funds(R) Bond Division                         BHFTI BlackRock High Yield Division (a)
American Funds(R) Global Growth Division                BHFTI Brighthouse Asset Allocation 100 Division (a)
American Funds(R) Global Small Capitalization           BHFTI Brighthouse Balanced Plus Division
   Division (a)                                         BHFTI Brighthouse Small Cap Value Division
American Funds(R) Growth Division                       BHFTI Brighthouse/Aberdeen Emerging Markets
American Funds(R) Growth-Income Division                  Equity Division (a)
BHFTI AB Global Dynamic Allocation Division             BHFTI Brighthouse/Artisan International Division
BHFTI American Funds(R) Balanced Allocation             BHFTI Brighthouse/Eaton Vance Floating Rate
   Division (a)                                           Division
BHFTI American Funds(R) Growth Allocation               BHFTI Brighthouse/Franklin Low Duration Total
   Division (a)                                           Return Division
BHFTI American Funds(R) Growth Division                 BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds(R) Moderate Allocation               Division
   Division (a)                                         BHFTI Brighthouse/Wellington Large Cap Research
BHFTI AQR Global Risk Balanced Division                   Division (a)
BHFTI BlackRock Global Tactical Strategies Division     BHFTI Clarion Global Real Estate Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF DIVISIONS -- (CONTINUED)

BHFTI Harris Oakmark International Division (a)            BHFTII MetLife Mid Cap Stock Index Division (a)
BHFTI Invesco Balanced-Risk Allocation Division            BHFTII MetLife MSCI EAFE(R) Index Division (a)
BHFTI Invesco Comstock Division                            BHFTII MetLife Russell 2000(R) Index Division (a)
BHFTI Invesco Global Equity Division (a)                   BHFTII MetLife Stock Index Division (a)
BHFTI Invesco Small Cap Growth Division (a)                BHFTII MFS(R) Total Return Division (a)
BHFTI JPMorgan Core Bond Division                          BHFTII MFS(R) Value Division (a)
BHFTI JPMorgan Global Active Allocation Division           BHFTII Neuberger Berman Genesis Division (a)
BHFTI JPMorgan Small Cap Value Division (a)                BHFTII T. Rowe Price Large Cap Growth Division (a)
BHFTI Loomis Sayles Global Allocation Division             BHFTII T. Rowe Price Small Cap Growth Division (a)
BHFTI Loomis Sayles Growth Division (a)                    BHFTII Van Eck Global Natural Resources Division
BHFTI MetLife Multi-Index Targeted Risk Division           BHFTII Western Asset Management Strategic Bond
BHFTI MFS(R) Research International Division (a)             Opportunities Division (a)
BHFTI Morgan Stanley Discovery Division (a)                BHFTII Western Asset Management U.S. Government
BHFTI PanAgora Global Diversified Risk Division              Division (a)
BHFTI PIMCO Inflation Protected Bond Division (a)          BlackRock Global Allocation V.I. Division
BHFTI PIMCO Total Return Division (a)                      Calvert VP SRI Balanced Division
BHFTI Schroders Global Multi-Asset Division                Calvert VP SRI Mid Cap Division
BHFTI SSGA Growth and Income ETF Division (a)              Delaware VIP Small Cap Value Division
BHFTI SSGA Growth ETF Division (a)                         Fidelity(R) VIP Contrafund Division
BHFTI T. Rowe Price Large Cap Value Division               Fidelity(R) VIP Equity-Income Division
BHFTI T. Rowe Price Mid Cap Growth Division (a)            Fidelity(R) VIP Freedom 2020 Division
BHFTI TCW Core Fixed Income Division                       Fidelity(R) VIP Freedom 2025 Division
BHFTI Victory Sycamore Mid Cap Value Division (a)          Fidelity(R) VIP Freedom 2030 Division
BHFTI Wells Capital Management Mid Cap Value               Fidelity(R) VIP Freedom 2035 Division
   Division                                                Fidelity(R) VIP Freedom 2040 Division
BHFTI Western Asset Management Government                  Fidelity(R) VIP Freedom 2045 Division
   Income Division                                         Fidelity(R) VIP Freedom 2050 Division
BHFTII Baillie Gifford International Stock Division (a)    Fidelity(R) VIP FundsManager 50% Division
BHFTII BlackRock Bond Income Division (a)                  Fidelity(R) VIP FundsManager 60% Division
BHFTII BlackRock Capital Appreciation Division (a)         Fidelity(R) VIP Government Money Market Division
BHFTII BlackRock Ultra-Short Term Bond                     Fidelity(R) VIP Growth Division
   Division (a)                                            Fidelity(R) VIP Investment Grade Bond Division
BHFTII Brighthouse Asset Allocation 20 Division (a)        Fidelity(R) VIP Mid Cap Division
BHFTII Brighthouse Asset Allocation 40 Division (a)        FTVIPT Templeton Developing Markets VIP Division
BHFTII Brighthouse Asset Allocation 60 Division (a)        FTVIPT Templeton Foreign VIP Division (b)
BHFTII Brighthouse Asset Allocation 80 Division (a)        Ivy VIP Asset Strategy Division
BHFTII Brighthouse/Artisan Mid Cap Value                   Janus Henderson Enterprise Division
   Division (a)                                            LMPVET ClearBridge Variable Appreciation Division
BHFTII Brighthouse/Dimensional International Small         LMPVET ClearBridge Variable Dividend Strategy
   Company Division                                          Division
BHFTII Brighthouse/Wellington Balanced Division (a)        LMPVET ClearBridge Variable Large Cap Growth
BHFTII Brighthouse/Wellington Core Equity                    Division
   Opportunities Division (a)                              LMPVET ClearBridge Variable Small Cap Growth
BHFTII Frontier Mid Cap Growth Division (a)                  Division
BHFTII Jennison Growth Division (a)                        LMPVIT Western Asset Core Plus Division
BHFTII Loomis Sayles Small Cap Core Division (a)           Morgan Stanley VIF Global Infrastructure Division
BHFTII Loomis Sayles Small Cap Growth Division (a)         PIMCO VIT CommodityRealReturn(R) Strategy
BHFTII MetLife Aggregate Bond Index Division (a)             Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF DIVISIONS -- (CONCLUDED)

PIMCO VIT Dynamic Bond Division                        TAP 1919 Variable Socially Responsive Balanced
PIMCO VIT Emerging Markets Bond Division                 Division
(a) This Division invests in two or more share classes within the underlying fund, series or portfolio of the Trusts.

(b) This Division had no net assets on December 31, 2019 and is not included in the statements of assets and liabilities.

3.  PORTFOLIO CHANGES

A. The following Division ceased operations during the year ended December 31,
2019 and is not included in the statements of assets and liabilities:

Oppenheimer Global Multi-Alternatives Fund/VA Division

B. The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                            New Name

BHFTI Fidelity Institutional Asset Management(R)       BHFTI Western Asset Management Government
   Government Income Portfolio                           Income Portfolio
BHFTI Loomis Sayles Global Markets Portfolio           BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI ClearBridge Aggressive Growth Portfolio          BHFTI Loomis Sayles Growth Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio          BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio              BHFTI Invesco Global Equity Portfolio
LIQUIDATION:

Oppenheimer Global Multi-Alternatives Fund/VA Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board Accounting Standards Codification (ASC) Topic 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Division's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The
Separate Accounts define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

SECURITY VALUATION -- (CONCLUDED)
ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate
Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Separate Accounts investments in shares of a fund, series or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC
820 fair value hierarchy.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities.
The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

PURCHASE PAYMENTS
Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable
Divisions.

NET TRANSFERS
Assets transferred by the Contract owner into or out of Divisions within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each
      Contract and the Separate Account

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the
      Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the
      Company would be obligated to pay more in income payments than anticipated.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the
      Annuitant. This amount may not be sufficient to cover expenses that the
      Contract owner's heirs may have to pay.

      Enhanced Stepped-Up Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the
      Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

      Preservation and Growth Rider -- For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019.

     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Benefit Rider                                                                          0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth Rider                                                                              1.15% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES & CONTRACT CHARGES -- (CONCLUDED)

The following optional rider charges paid to the Company are charged at each
Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the
      Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the
      Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     ------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.90%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.55%
     ------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets.

In addition, certain Contracts impose a surrender charge of 0% to 9% if the
Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2019 and 2018.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENT OF INVESTMENTS

                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                   ------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------    --------------   --------------

     American Funds(R) Bond Division.............................      7,007,636       76,649,100        9,411,388        11,852,965
     American Funds(R) Global Growth Division....................          7,535          192,165           24,373            98,691
     American Funds(R) Global Small Capitalization Division......     16,799,487      354,599,626       29,989,890        71,769,703
     American Funds(R) Growth Division...........................     12,698,873      787,644,377      115,751,626       155,327,087
     American Funds(R) Growth-Income Division....................     15,320,999      621,599,293       91,865,845       114,493,745
     BHFTI AB Global Dynamic Allocation Division.................    105,507,996    1,105,668,579       74,063,485       205,404,434
     BHFTI American Funds(R) Balanced Allocation Division........     77,759,606      733,379,201       79,699,549       122,845,937
     BHFTI American Funds(R) Growth Allocation Division..........     45,104,769      402,990,519       52,679,744        52,065,952
     BHFTI American Funds(R) Growth Division.....................     31,536,532      294,760,897       54,280,437        73,337,261
     BHFTI American Funds(R) Moderate Allocation Division........     78,937,690      741,989,781       64,069,665       118,868,015
     BHFTI AQR Global Risk Balanced Division.....................    112,126,577    1,157,089,004       31,272,780       157,728,056
     BHFTI BlackRock Global Tactical Strategies Division.........    155,515,639    1,545,394,003        3,415,535       258,025,293
     BHFTI BlackRock High Yield Division.........................         57,923          438,097           78,238            50,190
     BHFTI Brighthouse Asset Allocation 100 Division.............     18,585,691      215,029,188       36,772,711        30,380,719
     BHFTI Brighthouse Balanced Plus Division....................    300,618,274    3,190,416,712       73,029,702       442,197,200
     BHFTI Brighthouse Small Cap Value Division..................      1,148,573       16,918,965        1,954,489         2,059,552
     BHFTI Brighthouse/Aberdeen Emerging Markets
        Equity Division..........................................      4,159,495       40,527,049        1,320,905        10,359,883
     BHFTI Brighthouse/Artisan International Division............            165            1,689              129               590
     BHFTI Brighthouse/Eaton Vance Floating Rate Division........      2,638,814       27,064,256        2,324,712         5,460,911
     BHFTI Brighthouse/Franklin Low Duration Total Return
        Division.................................................      7,719,387       75,398,020       11,479,462        14,309,610
     BHFTI Brighthouse/Templeton International Bond Division.....        584,125        6,408,255          853,120         1,147,378
     BHFTI Brighthouse/Wellington Large Cap Research Division....     48,899,431      583,660,317       92,697,252        91,685,840
     BHFTI Clarion Global Real Estate Division...................     14,138,418      174,971,075        9,353,003        33,643,413
     BHFTI Harris Oakmark International Division.................     32,011,385      443,872,487       50,798,071        74,006,459
     BHFTI Invesco Balanced-Risk Allocation Division.............     45,681,848      465,061,445           64,720        67,566,876
     BHFTI Invesco Comstock Division.............................          4,108           60,533            8,999             4,881
     BHFTI Invesco Global Equity Division........................     11,261,764      200,306,203       40,463,965        40,048,274
     BHFTI Invesco Small Cap Growth Division.....................      4,256,460       58,008,339       12,781,291        11,014,498
     BHFTI JPMorgan Core Bond Division...........................      7,191,007       74,799,618        8,817,226        18,517,587
     BHFTI JPMorgan Global Active Allocation Division............     65,501,222      726,915,824       22,146,827       110,257,537
     BHFTI JPMorgan Small Cap Value Division.....................      1,287,283       19,163,251        3,330,571         3,190,399
     BHFTI Loomis Sayles Global Allocation Division..............      5,967,122       85,219,658       13,822,112        19,640,778
     BHFTI Loomis Sayles Growth Division.........................     27,940,198      378,326,974       73,239,594        81,221,618
     BHFTI MetLife Multi-Index Targeted Risk Division............     65,679,466      766,696,894       19,276,512       105,806,868
     BHFTI MFS(R) Research International Division................     13,015,710      145,631,901       11,345,848        27,833,044
     BHFTI Morgan Stanley Discovery Division.....................     19,694,895      293,808,542       95,421,091        69,790,073
     BHFTI PanAgora Global Diversified Risk Division.............      7,173,884       76,174,407        9,892,602        10,922,920
     BHFTI PIMCO Inflation Protected Bond Division...............     32,982,426      355,738,533       19,616,352        57,312,663
     BHFTI PIMCO Total Return Division...........................     60,588,138      710,612,605       40,125,032       122,116,494
     BHFTI Schroders Global Multi-Asset Division.................     61,192,339      714,733,624       11,842,366       120,995,123
     BHFTI SSGA Growth and Income ETF Division...................     56,589,422      624,057,092       52,685,280       125,911,920
     BHFTI SSGA Growth ETF Division..............................     11,439,484      127,913,051       13,457,554        18,392,812
     BHFTI T. Rowe Price Large Cap Value Division................         23,425          736,675          311,201            47,216
     BHFTI T. Rowe Price Mid Cap Growth Division.................     47,084,496      456,618,623       95,119,844        85,383,855
     BHFTI TCW Core Fixed Income Division........................         23,018          233,284          144,072           154,122
     BHFTI Victory Sycamore Mid Cap Value Division...............     19,243,148      334,601,526       18,505,937        57,891,865
     BHFTI Wells Capital Management Mid Cap Value Division.......         28,404          334,161           12,973            22,715
     BHFTI Western Asset Management Government
        Income Division..........................................     35,121,017      377,394,785       24,506,334        62,670,693
     BHFTII Baillie Gifford International Stock Division.........      9,169,004      100,178,857        9,859,146        17,364,402

(a)  Had no net assets at December 31, 2019.

(b)  For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2019              DECEMBER 31, 2019
                                                                   ------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                   -------------   --------------    -------------    --------------

     BHFTII BlackRock Bond Income Division.......................      3,583,247      380,945,939       27,232,541        55,943,923
     BHFTII BlackRock Capital Appreciation Division..............      4,656,849      151,021,100       43,092,779        41,134,468
     BHFTII BlackRock Ultra-Short Term Bond Division.............        441,912       44,464,137       15,175,493        20,702,106
     BHFTII Brighthouse Asset Allocation 20 Division.............     29,219,999      318,654,610       25,046,427        62,500,072
     BHFTII Brighthouse Asset Allocation 40 Division.............     78,769,346      867,241,558       72,602,436       158,192,788
     BHFTII Brighthouse Asset Allocation 60 Division.............    261,776,979    2,918,229,343      327,472,540       543,156,633
     BHFTII Brighthouse Asset Allocation 80 Division.............    124,507,192    1,467,173,567      201,356,518       216,447,513
     BHFTII Brighthouse/Artisan Mid Cap Value Division...........        831,105      179,804,820       25,143,783        26,110,103
     BHFTII Brighthouse/Dimensional International Small
       Company Division..........................................        638,042        8,608,536        1,104,373         1,454,545
     BHFTII Brighthouse/Wellington Balanced Division.............     28,587,092      497,453,225       49,949,312        65,722,618
     BHFTII Brighthouse/Wellington Core Equity
       Opportunities Division....................................     14,827,107      441,123,530       57,422,658        94,002,951
     BHFTII Frontier Mid Cap Growth Division.....................     13,381,477      377,386,126       66,059,565        65,367,200
     BHFTII Jennison Growth Division.............................     13,161,528      186,974,297       47,709,263        47,492,431
     BHFTII Loomis Sayles Small Cap Core Division................        626,259      148,533,213       19,303,073        24,180,789
     BHFTII Loomis Sayles Small Cap Growth Division..............      4,331,925       54,877,311       13,521,295        14,019,571
     BHFTII MetLife Aggregate Bond Index Division................     87,384,726      942,046,697       67,633,793       138,618,656
     BHFTII MetLife Mid Cap Stock Index Division.................     27,775,921      422,998,147       61,457,288        71,614,058
     BHFTII MetLife MSCI EAFE(R) Index Division..................     32,693,730      389,374,100       21,682,085        59,004,274
     BHFTII MetLife Russell 2000(R) Index Division...............     16,587,895      264,727,158       42,712,023        47,175,034
     BHFTII MetLife Stock Index Division.........................     55,275,981    1,986,549,765      306,128,187       439,516,084
     BHFTII MFS(R) Total Return Division.........................        724,777      107,556,489       10,367,461        18,826,766
     BHFTII MFS(R) Value Division................................     40,944,052      614,965,261       62,479,581       108,450,180
     BHFTII Neuberger Berman Genesis Division....................     14,031,814      234,179,215       43,645,400        43,924,147
     BHFTII T. Rowe Price Large Cap Growth Division..............     27,951,326      558,397,895      112,520,602        88,289,958
     BHFTII T. Rowe Price Small Cap Growth Division..............     19,576,048      358,805,220       69,589,519        62,789,018
     BHFTII Van Eck Global Natural Resources Division............      3,155,202       34,850,832        3,556,807         3,751,932
     BHFTII Western Asset Management Strategic Bond
       Opportunities Division....................................     30,811,921      396,417,154       30,704,526        67,263,271
     BHFTII Western Asset Management U.S. Government
       Division..................................................     11,039,662      131,661,870       14,697,034        25,657,264
     BlackRock Global Allocation V.I. Division...................          7,047          102,383            5,934             2,568
     Calvert VP SRI Balanced Division............................     23,111,847       45,529,187        5,532,074         5,318,317
     Calvert VP SRI Mid Cap Division.............................        245,412        7,401,023          956,995         1,472,110
     Delaware VIP Small Cap Value Division.......................             18              662            1,200             8,236
     Fidelity(R) VIP Contrafund Division.........................         19,884          624,355           93,245            79,215
     Fidelity(R) VIP Equity-Income Division......................      2,829,282       61,523,621        6,169,312        13,171,094
     Fidelity(R) VIP Freedom 2020 Division.......................        212,363        2,762,287        2,089,127           413,285
     Fidelity(R) VIP Freedom 2025 Division.......................        240,439        3,355,396        2,482,961           305,195
     Fidelity(R) VIP Freedom 2030 Division.......................        283,665        3,797,446        1,292,716           495,554
     Fidelity(R) VIP Freedom 2035 Division.......................         20,652          470,765          389,241            36,863
     Fidelity(R) VIP Freedom 2040 Division.......................         56,551        1,141,483          641,388             5,744
     Fidelity(R) VIP Freedom 2045 Division.......................         37,114          782,725          663,153            22,441
     Fidelity(R) VIP Freedom 2050 Division.......................         66,589        1,239,357          959,137           104,780
     Fidelity(R) VIP FundsManager 50% Division...................     20,588,201      243,763,585       29,343,431        48,696,287
     Fidelity(R) VIP FundsManager 60% Division...................     23,484,406      238,906,996       42,508,338        34,581,219
     Fidelity(R) VIP Government Money Market Division............      5,414,916        5,414,916        2,586,428         2,527,153
     Fidelity(R) VIP Growth Division.............................      1,245,983       60,512,673        6,768,073        17,442,395
     Fidelity(R) VIP Investment Grade Bond Division..............        683,860        8,766,560        1,264,971         1,665,742

(a)  Had no net assets at December 31, 2019.

(b)  For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                     AS OF DECEMBER 31, 2019
                                                                -------------------------------

                                                                    SHARES          COST ($)
                                                                --------------   --------------

     Fidelity(R) VIP Mid Cap Division.........................          13,990          432,313
     FTVIPT Templeton Developing Markets VIP Division.........           4,417           33,808
     FTVIPT Templeton Foreign VIP Division....................              --               --
     Ivy VIP Asset Strategy Division..........................             219            2,185
     Janus Henderson Enterprise Division......................           1,646          105,650
     LMPVET ClearBridge Variable Appreciation Division........           1,155           43,632
     LMPVET ClearBridge Variable Dividend Strategy Division...           3,616           60,094
     LMPVET ClearBridge Variable Large Cap Growth Division....          15,431          360,272
     LMPVET ClearBridge Variable Small Cap Growth Division....           1,581           39,936
     LMPVIT Western Asset Core Plus Division..................           6,797           39,669
     Morgan Stanley VIF Global Infrastructure Division........           8,527           65,889
     Oppenheimer Global Multi-Alternatives Fund/VA Division...              --               --
     PIMCO VIT CommodityRealReturn(R) Strategy Division.......           5,492           42,120
     PIMCO VIT Dynamic Bond Division..........................           8,215           84,027
     PIMCO VIT Emerging Markets Bond Division.................           4,563           58,279
     TAP 1919 Variable Socially Responsive Balanced Division..           1,008           27,774

                                                                        FOR THE YEAR ENDED
                                                                         DECEMBER 31, 2019
                                                                ------------------------------------
                                                                    COST OF           PROCEEDS
                                                                 PURCHASES ($)     FROM SALES ($)
                                                                -----------------  -----------------

     Fidelity(R) VIP Mid Cap Division.........................          55,432             66,866
     FTVIPT Templeton Developing Markets VIP Division.........           1,162            107,549
     FTVIPT Templeton Foreign VIP Division....................              --(a)             654(a)
     Ivy VIP Asset Strategy Division..........................             203                440
     Janus Henderson Enterprise Division......................          45,587             46,493
     LMPVET ClearBridge Variable Appreciation Division........           4,266              1,632
     LMPVET ClearBridge Variable Dividend Strategy Division...           6,692              8,275
     LMPVET ClearBridge Variable Large Cap Growth Division....          40,378            189,957
     LMPVET ClearBridge Variable Small Cap Growth Division....          26,629                563
     LMPVIT Western Asset Core Plus Division..................           2,956             51,908
     Morgan Stanley VIF Global Infrastructure Division........           5,206             10,296
     Oppenheimer Global Multi-Alternatives Fund/VA Division...             170(b)          15,497(b)
     PIMCO VIT CommodityRealReturn(R) Strategy Division.......           2,537              5,499
     PIMCO VIT Dynamic Bond Division..........................           4,124              4,121
     PIMCO VIT Emerging Markets Bond Division.................           2,783             10,736
     TAP 1919 Variable Socially Responsive Balanced Division..           3,162              4,867

(a)  Had no net assets at December 31, 2019.

(b)  For the period January 1, 2019 to April 26, 2019.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                         AMERICAN FUNDS(R)              AMERICAN FUNDS(R)
                                       AMERICAN FUNDS(R) BOND              GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2019            2018           2019            2018            2019            2018
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       4,211,306       4,884,182         48,260          64,628      10,120,809      11,417,354
Units issued and transferred
   from other funding options....         670,273         592,038          1,057           2,150         428,967       1,038,985
Units redeemed and transferred
   to other funding options......       (839,479)     (1,264,914)       (14,555)        (18,518)     (1,842,603)     (2,335,530)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       4,042,100       4,211,306         34,762          48,260       8,707,173      10,120,809
                                   ==============  ==============  =============  ==============  ==============  ==============

                                                                          AMERICAN FUNDS(R)               BHFTI AB GLOBAL
                                      AMERICAN FUNDS(R) GROWTH              GROWTH-INCOME               DYNAMIC ALLOCATION
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       2,922,123       3,364,829       3,405,907       3,958,831     102,653,570     116,190,138
Units issued and transferred
   from other funding options....         151,724         275,064         152,048         307,288         870,837       1,371,296
Units redeemed and transferred
   to other funding options......       (513,752)       (717,770)       (577,806)       (860,212)    (14,099,047)    (14,907,864)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       2,560,095       2,922,123       2,980,149       3,405,907      89,425,360     102,653,570
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                      BHFTI AMERICAN FUNDS(R)          BHFTI AMERICAN FUNDS(R)                  BHFTI
                                        BALANCED ALLOCATION               GROWTH ALLOCATION           AMERICAN FUNDS(R) GROWTH
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      51,701,013      58,085,561      25,965,628      28,757,029      16,299,179      20,103,266
Units issued and transferred
   from other funding options....       2,747,523       3,854,941       1,266,344       2,638,905       1,025,210       1,091,340
Units redeemed and transferred
   to other funding options......     (9,110,829)    (10,239,489)     (3,411,644)     (5,430,306)     (3,927,960)     (4,895,427)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      45,337,707      51,701,013      23,820,328      25,965,628      13,396,429      16,299,179
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                               BHFTI                        BHFTI AQR                 BHFTI BLACKROCK GLOBAL
                                    AMERICAN FUNDS(R) MODERATE        GLOBAL RISK BALANCED              TACTICAL STRATEGIES
                                        ALLOCATION DIVISION                 DIVISION                         DIVISION
                                   -----------------------------  ------------------------------  ------------------------------
                                        2019           2018            2019            2018            2019            2018
                                   --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........      54,921,254     63,563,450      91,641,725     104,234,505     135,196,017     151,440,679
Units issued and transferred
   from other funding options....       1,619,384      1,738,313       1,112,229       1,605,624       1,339,723       2,017,820
Units redeemed and transferred
   to other funding options......     (8,492,446)   (10,380,509)    (12,892,449)    (14,198,404)    (18,612,389)    (18,262,482)
                                   --------------  -------------  --------------  --------------  --------------  --------------
Units end of year................      48,048,192     54,921,254      79,861,505      91,641,725     117,923,351     135,196,017
                                   ==============  =============  ==============  ==============  ==============  ==============

                                              BHFTI                     BHFTI BRIGHTHOUSE                    BHFTI
                                      BLACKROCK HIGH YIELD            ASSET ALLOCATION 100         BRIGHTHOUSE BALANCED PLUS
                                            DIVISION                        DIVISION                       DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........          36,446          33,615      10,018,424      10,787,709     237,803,627     254,482,460
Units issued and transferred
   from other funding options..          14,229           6,468         778,452       2,043,373       6,025,734      12,793,387
Units redeemed and transferred
   to other funding options....         (4,895)         (3,637)     (1,525,172)     (2,812,658)    (31,211,757)    (29,472,220)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............          45,780          36,446       9,271,704      10,018,424     212,617,604     237,803,627
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                             BHFTI                BHFTI BRIGHTHOUSE/ABERDEEN      BHFTI BRIGHTHOUSE/ARTISAN
                                  BRIGHTHOUSE SMALL CAP VALUE       EMERGING MARKETS EQUITY             INTERNATIONAL
                                           DIVISION                        DIVISION                       DIVISION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2019            2018            2019            2018            2019            2018
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        568,395         611,465       4,595,166       4,781,863             208             256
Units issued and transferred
   from other funding options..         38,087          76,349         311,680         898,119               9              23
Units redeemed and transferred
   to other funding options....       (99,352)       (119,419)     (1,124,282)     (1,084,816)            (48)            (71)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        507,130         568,395       3,782,564       4,595,166             169             208
                                 =============  ==============  ==============  ==============  ==============  ==============

                                       BHFTI BRIGHTHOUSE/          BHFTI BRIGHTHOUSE/FRANKLIN     BHFTI BRIGHTHOUSE/TEMPLETON
                                    EATON VANCE FLOATING RATE       LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                            DIVISION                        DIVISION                       DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       2,481,218       2,489,148       7,585,943       8,361,024         489,079         589,796
Units issued and transferred
   from other funding options..         229,372         657,891       1,612,818       1,481,790          59,554          45,315
Units redeemed and transferred
   to other funding options....       (559,085)       (665,821)     (2,047,054)     (2,256,871)       (116,121)       (146,032)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       2,151,505       2,481,218       7,151,707       7,585,943         432,512         489,079
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                   BHFTI BRIGHTHOUSE/WELLINGTON                 BHFTI                          BHFTI
                                        LARGE CAP RESEARCH           CLARION GLOBAL REAL ESTATE    HARRIS OAKMARK INTERNATIONAL
                                             DIVISION                         DIVISION                       DIVISION
                                 --------------------------------  ------------------------------  ------------------------------
                                      2019             2018             2019            2018            2019            2018
                                  --------------  --------------   --------------  --------------  --------------  --------------

Units beginning of year........       10,177,126      11,512,938        9,504,197      10,875,352      15,932,818      16,803,885
Units issued and transferred
   from other funding options..          259,230         313,753          555,270         847,383       1,286,850       2,917,904
Units redeemed and transferred
   to other funding options....      (1,445,291)     (1,649,565)      (1,898,093)     (2,218,538)     (3,399,842)     (3,788,971)
                                  --------------  --------------   --------------  --------------  --------------  --------------
Units end of year..............        8,991,065      10,177,126        8,161,374       9,504,197      13,819,826      15,932,818
                                  ==============  ==============   ==============  ==============  ==============  ==============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                           BHFTI INVESCO                                                  BHFTI INVESCO
                                     BALANCED-RISK ALLOCATION         BHFTI INVESCO COMSTOCK              GLOBAL EQUITY
                                             DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2019            2018           2019            2018            2019            2018
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........     401,048,107     445,688,739          6,957          10,379      16,358,866      15,776,074
Units issued and transferred
   from other funding options....      10,424,111      20,645,988            165             810       2,187,380       3,565,405
Units redeemed and transferred
   to other funding options......    (59,570,721)    (65,286,620)          (934)         (4,232)     (3,363,764)     (2,982,613)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................     351,901,497     401,048,107          6,188           6,957      15,182,482      16,358,866
                                   ==============  ==============  =============  ==============  ==============  ==============

                                                BHFTI                          BHFTI                     BHFTI JPMORGAN
                                      INVESCO SMALL CAP GROWTH          JPMORGAN CORE BOND          GLOBAL ACTIVE ALLOCATION
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018            2019           2018            2019            2018
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........       1,509,587       1,615,884      7,254,348       8,421,961     605,342,000    606,636,328
Units issued and transferred
   from other funding options....         193,080         377,544      1,181,810       1,018,129      10,205,581     81,237,942
Units redeemed and transferred
   to other funding options......       (367,157)       (483,841)    (2,228,428)     (2,185,742)    (81,070,844)   (82,532,270)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................       1,335,510       1,509,587      6,207,730       7,254,348     534,476,737    605,342,000
                                   ==============  ==============  =============  ==============  ==============  =============

                                              BHFTI                   BHFTI LOOMIS SAYLES                BHFTI LOOMIS
                                    JPMORGAN SMALL CAP VALUE           GLOBAL ALLOCATION                 SAYLES GROWTH
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2019            2018            2019           2018            2019            2018
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........         876,517       1,036,634       4,983,673      5,880,789      24,657,864      29,749,965
Units issued and transferred
   from other funding options..         136,336         112,636         384,120        461,247       1,592,871       1,971,212
Units redeemed and transferred
   to other funding options....       (204,528)       (272,753)     (1,033,065)    (1,358,363)     (5,243,149)     (7,063,313)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............         808,325         876,517       4,334,728      4,983,673      21,007,586      24,657,864
                                 ==============  ==============  ==============  =============  ==============  ==============

                                          BHFTI METLIFE                  BHFTI MFS(R)                    BHFTI MORGAN
                                    MULTI-INDEX TARGETED RISK       RESEARCH INTERNATIONAL             STANLEY DISCOVERY
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2019            2018            2019            2018           2019            2018
                                 --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........     638,887,551     689,687,735      10,106,842      11,333,543     12,304,050      13,380,312
Units issued and transferred
   from other funding options..      21,541,522      42,420,641         388,620       2,061,420      1,368,628       1,750,935
Units redeemed and transferred
   to other funding options....    (87,463,367)    (93,220,825)     (1,729,552)     (3,288,121)    (2,622,751)     (2,827,197)
                                 --------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............     572,965,706     638,887,551       8,765,910      10,106,842     11,049,927      12,304,050
                                 ==============  ==============  ==============  ==============  =============  ==============

                                         BHFTI PANAGORA                   BHFTI PIMCO                    BHFTI PIMCO
                                     GLOBAL DIVERSIFIED RISK       INFLATION PROTECTED BOND             TOTAL RETURN
                                            DIVISION                       DIVISION                       DIVISION
                                  -----------------------------  -----------------------------  -----------------------------
                                       2019           2018           2019            2018            2019           2018
                                  --------------  -------------  -------------  -------------   --------------  -------------

Units beginning of year.........      67,228,731     80,775,666     23,939,621     28,145,710       41,842,651     49,441,770
Units issued and transferred
   from other funding options...      10,882,009      4,141,274      2,100,645      2,367,559        3,904,769      5,135,111
Units redeemed and transferred
   to other funding options.....    (13,195,193)   (17,688,209)    (5,068,732)    (6,573,648)      (9,073,364)   (12,734,230)
                                  --------------  -------------  -------------  -------------   --------------  -------------
Units end of year...............      64,915,547     67,228,731     20,971,534     23,939,621       36,674,056     41,842,651
                                  ==============  =============  =============  =============   ==============  =============

                                              BHFTI                       BHFTI SSGA
                                  SCHRODERS GLOBAL MULTI-ASSET       GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                            DIVISION                       DIVISION                       DIVISION
                                  -----------------------------  -----------------------------  ----------------------------
                                      2019            2018            2019           2018           2019            2018
                                  -------------  -------------   --------------  -------------  -------------  -------------

Units beginning of year.........    601,844,418    395,258,412       41,641,734     49,193,853      7,753,198      8,624,728
Units issued and transferred
   from other funding options...      7,874,018    300,782,846          929,551      1,146,995        247,499        566,355
Units redeemed and transferred
   to other funding options.....   (85,668,403)   (94,196,840)      (7,328,325)    (8,699,114)    (1,044,218)    (1,437,885)
                                  -------------  -------------   --------------  -------------  -------------  -------------
Units end of year...............    524,050,033    601,844,418       35,242,960     41,641,734      6,956,479      7,753,198
                                  =============  =============   ==============  =============  =============  =============

                                        BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE                 BHFTI TCW
                                          LARGE CAP VALUE                MID CAP GROWTH                CORE FIXED INCOME
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                       2019            2018            2019            2018           2019           2018
                                   -------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........         20,996          23,096      19,059,742     21,768,491          23,865         25,274
Units issued and transferred
   from other funding options....         13,057             551       1,580,099      2,414,342          13,466             --
Units redeemed and transferred
   to other funding options......          (969)         (2,651)     (4,221,463)    (5,123,091)        (14,814)        (1,409)
                                   -------------  --------------  --------------  -------------  --------------  -------------
Units end of year................         33,084          20,996      16,418,378     19,059,742          22,517         23,865
                                   =============  ==============  ==============  =============  ==============  =============

                                                                                                          BHFTI WESTERN
                                            BHFTI VICTORY               BHFTI WELLS CAPITAL             ASSET MANAGEMENT
                                       SYCAMORE MID CAP VALUE        MANAGEMENT MID CAP VALUE           GOVERNMENT INCOME
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018            2019           2018           2019            2018
                                   --------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........       9,098,703      10,507,414         12,534          12,681     36,441,983      41,565,748
Units issued and transferred
   from other funding options....         365,663         724,755             47             293      4,186,285       2,542,786
Units redeemed and transferred
   to other funding options......     (1,592,344)     (2,133,466)          (639)           (440)    (8,064,249)     (7,666,551)
                                   --------------  --------------  -------------  --------------  -------------  --------------
Units end of year................       7,872,022       9,098,703         11,942          12,534     32,564,019      36,441,983
                                   ==============  ==============  =============  ==============  =============  ==============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                     BHFTII BAILLIE GIFFORD             BHFTII BLACKROCK                BHFTII BLACKROCK
                                       INTERNATIONAL STOCK                 BOND INCOME                CAPITAL APPRECIATION
                                            DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       6,925,281       7,456,089       8,252,602       9,495,090       4,857,860       5,314,588
Units issued and transferred
   from other funding options..         297,682       1,204,756         742,879       1,802,873         453,331       2,675,802
Units redeemed and transferred
   to other funding options....     (1,105,617)     (1,735,564)     (1,523,292)     (3,045,361)     (1,048,677)     (3,132,530)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       6,117,346       6,925,281       7,472,189       8,252,602       4,262,514       4,857,860
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                        BHFTII BLACKROCK               BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                      ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20             ASSET ALLOCATION 40
                                            DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       3,622,610       4,077,356      22,770,094      26,632,640      57,833,464      68,087,417
Units issued and transferred
   from other funding options..         986,149       2,037,543       1,698,788       1,329,149       1,553,899       1,753,329
Units redeemed and transferred
   to other funding options....     (1,353,119)     (2,492,289)     (4,816,224)     (5,191,695)     (9,590,594)    (12,007,282)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       3,255,640       3,622,610      19,652,658      22,770,094      49,796,769      57,833,464
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE          BHFTII BRIGHTHOUSE/ARTISAN
                                       ASSET ALLOCATION 60             ASSET ALLOCATION 80                MID CAP VALUE
                                            DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........     183,867,868     213,872,364      85,633,821      98,239,149       4,305,631       4,884,190
Units issued and transferred
   from other funding options..       4,644,425       6,410,243       2,231,120       3,264,001         160,672       1,250,707
Units redeemed and transferred
   to other funding options....    (30,915,508)    (36,414,739)    (11,530,046)    (15,869,329)       (658,636)     (1,829,266)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............     157,596,785     183,867,868      76,334,895      85,633,821       3,807,667       4,305,631
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                      BHFTII BRIGHTHOUSE/                                             BHFTII BRIGHTHOUSE/
                                   DIMENSIONAL INTERNATIONAL          BHFTII BRIGHTHOUSE/           WELLINGTON CORE EQUITY
                                         SMALL COMPANY                WELLINGTON BALANCED                OPPORTUNITIES
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         342,338         353,646       9,307,629      10,336,562       9,569,314      11,256,241
Units issued and transferred
   from other funding options..          35,445          75,651         265,973         278,076         428,911       2,597,736
Units redeemed and transferred
   to other funding options....        (78,544)        (86,959)     (1,122,358)     (1,307,009)     (1,758,351)     (4,284,663)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         299,239         342,338       8,451,244       9,307,629       8,239,874       9,569,314
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                          BHFTII FRONTIER                                                   BHFTII
                                          MID CAP GROWTH             BHFTII JENNISON GROWTH      LOOMIS SAYLES SMALL CAP CORE
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2019           2018            2019            2018           2019            2018
                                   --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........       6,195,073      6,921,843      13,877,939     14,946,828       3,400,873       3,862,700
Units issued and transferred
   from other funding options....         173,738        175,275       2,194,603      4,054,234         119,221       1,547,099
Units redeemed and transferred
   to other funding options......       (838,817)      (902,045)     (4,198,447)    (5,123,123)       (490,472)     (2,008,926)
                                   --------------  -------------  --------------  -------------  --------------  --------------
Units end of year................       5,529,994      6,195,073      11,874,095     13,877,939       3,029,622       3,400,873
                                   ==============  =============  ==============  =============  ==============  ==============

                                           BHFTII LOOMIS                  BHFTII METLIFE                 BHFTII METLIFE
                                      SAYLES SMALL CAP GROWTH          AGGREGATE BOND INDEX            MID CAP STOCK INDEX
                                             DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018           2019            2018           2019            2018
                                   --------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........       2,501,161       2,468,467     56,750,323      64,574,871     14,264,640      16,065,965
Units issued and transferred
   from other funding options....         239,418         851,282      5,972,698       6,508,568        995,164       1,482,360
Units redeemed and transferred
   to other funding options......       (613,480)       (818,588)   (10,928,846)    (14,333,116)    (2,585,548)     (3,283,685)
                                   --------------  --------------  -------------  --------------  -------------  --------------
Units end of year................       2,127,099       2,501,161     51,794,175      56,750,323     12,674,256      14,264,640
                                   ==============  ==============  =============  ==============  =============  ==============

                                               BHFTII                          BHFTII                           BHFTII
                                     METLIFE MSCI EAFE(R) INDEX     METLIFE RUSSELL 2000(R) INDEX         METLIFE STOCK INDEX
                                              DIVISION                        DIVISION                         DIVISION
                                   ------------------------------  -------------------------------  ------------------------------
                                        2019            2018            2019            2018             2019            2018
                                   --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year..........      28,690,901      30,129,062       9,453,823      10,459,851       33,091,820      37,306,057
Units issued and transferred
   from other funding options....       1,816,465       3,860,582         768,332       1,324,048        1,619,091       2,803,382
Units redeemed and transferred
   to other funding options......     (4,654,835)     (5,298,743)     (1,737,343)     (2,330,076)      (5,682,346)     (7,017,619)
                                   --------------  --------------  --------------  --------------   --------------  --------------
Units end of year................      25,852,531      28,690,901       8,484,812       9,453,823       29,028,565      33,091,820
                                   ==============  ==============  ==============  ==============   ==============  ==============

                                               BHFTII                                                          BHFTII
                                         MFS(R) TOTAL RETURN             BHFTII MFS(R) VALUE          NEUBERGER BERMAN GENESIS
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       3,322,036       3,778,366      52,559,197      20,677,338       8,679,175       9,828,019
Units issued and transferred
   from other funding options....         150,322       1,378,803       4,741,036      43,375,774         382,726         969,840
Units redeemed and transferred
   to other funding options......       (577,736)     (1,835,133)     (9,955,109)    (11,493,915)     (1,416,864)     (2,118,684)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       2,894,622       3,322,036      47,345,124      52,559,197       7,645,037       8,679,175
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                     BHFTII T. ROWE PRICE            BHFTII T. ROWE PRICE               BHFTII VAN ECK
                                       LARGE CAP GROWTH                SMALL CAP GROWTH            GLOBAL NATURAL RESOURCES
                                           DIVISION                        DIVISION                        DIVISION
                                 -----------------------------  ------------------------------  ------------------------------
                                      2019           2018            2019            2018            2019            2018
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........      17,216,055     18,998,068       9,657,475      10,715,353       2,687,622       2,921,930
Units issued and transferred
   from other funding options..       1,840,284      2,419,023         729,318         990,362         721,008         562,897
Units redeemed and transferred
   to other funding options....     (3,578,682)    (4,201,036)     (1,766,432)     (2,048,240)       (706,974)       (797,205)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............      15,477,657     17,216,055       8,620,361       9,657,475       2,701,656       2,687,622
                                 ==============  =============  ==============  ==============  ==============  ==============

                                     BHFTII WESTERN ASSET
                                     MANAGEMENT STRATEGIC             BHFTII WESTERN ASSET                   BLACKROCK
                                      BOND OPPORTUNITIES           MANAGEMENT U.S. GOVERNMENT         GLOBAL ALLOCATION V.I.
                                           DIVISION                         DIVISION                         DIVISION
                                 ------------------------------  -------------------------------  ------------------------------
                                      2019           2018             2019            2018             2019            2018
                                 --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........      13,731,347      15,854,082       7,773,582       9,021,983            4,210           4,188
Units issued and transferred
   from other funding options..       1,279,420       1,926,343       1,234,628       1,233,035               38           1,095
Units redeemed and transferred
   to other funding options....     (2,647,765)     (4,049,078)     (1,929,753)     (2,481,436)             (57)         (1,073)
                                 --------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............      12,363,002      13,731,347       7,078,457       7,773,582            4,191           4,210
                                 ==============  ==============  ==============  ==============   ==============  ==============

                                                                                                            DELAWARE
                                    CALVERT VP SRI BALANCED          CALVERT VP SRI MID CAP            VIP SMALL CAP VALUE
                                           DIVISION                         DIVISION                        DIVISION
                                 ------------------------------  -------------------------------  ------------------------------
                                      2019            2018            2019             2018            2019            2018
                                 --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year........       1,063,592       1,186,460         126,305          145,874           5,992          14,842
Units issued and transferred
   from other funding options..          90,694          53,540           5,443            8,709             317           1,043
Units redeemed and transferred
   to other funding options....       (123,996)       (176,408)        (22,457)         (28,278)         (5,861)         (9,893)
                                 --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..............       1,030,290       1,063,592         109,291          126,305             448           5,992
                                 ==============  ==============  ==============  ===============  ==============  ==============

                                           FIDELITY(R)
                                         VIP CONTRAFUND           FIDELITY(R) VIP EQUITY-INCOME    FIDELITY(R) VIP FREEDOM 2020
                                            DIVISION                        DIVISION                         DIVISION
                                 -------------------------------  ------------------------------  -------------------------------
                                      2019            2018             2019            2018            2019            2018
                                 --------------  ---------------  --------------  --------------  --------------  ---------------

Units beginning of year........          72,718           89,664       1,815,376       2,048,365          56,275           63,006
Units issued and transferred
   from other funding options..           1,684            2,826          30,454       1,160,922          99,330           19,669
Units redeemed and transferred
   to other funding options....         (7,748)         (19,772)       (301,206)     (1,393,911)        (20,051)         (26,400)
                                 --------------  ---------------  --------------  --------------  --------------  ---------------
Units end of year..............          66,654           72,718       1,544,624       1,815,376         135,554           56,275
                                 ==============  ===============  ==============  ==============  ==============  ===============

                                                                                                           FIDELITY(R) VIP
                                  FIDELITY(R) VIP FREEDOM 2025     FIDELITY(R) VIP FREEDOM 2030             FREEDOM 2035
                                            DIVISION                         DIVISION                         DIVISION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019            2018(A)
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year........           58,278          38,578          149,868         139,649            4,218              --
Units issued and transferred
   from other funding options..          116,366          34,949           51,580          17,341           13,020           9,423
Units redeemed and transferred
   to other funding options....         (16,019)        (15,249)         (22,570)         (7,122)          (1,450)         (5,205)
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year..............          158,625          58,278          178,878         149,868           15,788           4,218
                                 ===============  ==============  ===============  ==============  ===============  ==============

                                                                          FIDELITY(R) VIP
                                  FIDELITY(R) VIP FREEDOM 2040             FREEDOM 2045              FIDELITY(R) VIP FREEDOM 2050
                                            DIVISION                         DIVISION                          DIVISION
                                 -------------------------------  -------------------------------  --------------------------------
                                      2019             2018            2019            2018(A)          2019              2018
                                 ---------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year........           19,309          18,419            4,811              --           13,729            8,553
Units issued and transferred
   from other funding options..           20,565           5,137           21,987           6,055           31,424            9,650
Units redeemed and transferred
   to other funding options....            (238)         (4,247)            (786)         (1,244)          (3,906)          (4,474)
                                 ---------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year..............           39,636          19,309           26,012           4,811           41,247           13,729
                                 ===============  ==============  ===============  ==============  ===============  ===============

                                          FIDELITY(R)                      FIDELITY(R)                  FIDELITY(R) VIP
                                     VIP FUNDSMANAGER 50%             VIP FUNDSMANAGER 60%          GOVERNMENT MONEY MARKET
                                           DIVISION                         DIVISION                       DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      18,690,885      21,200,158      17,207,125      19,728,179         330,351         311,112
Units issued and transferred
   from other funding options..          33,995          88,690          49,199          15,389         161,519         289,526
Units redeemed and transferred
   to other funding options....     (2,919,017)     (2,597,963)     (2,066,659)     (2,536,443)       (161,352)       (270,287)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      15,805,863      18,690,885      15,189,665      17,207,125         330,518         330,351
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                                                          FIDELITY(R)                     FIDELITY(R)
                                    FIDELITY(R) VIP GROWTH         VIP INVESTMENT GRADE BOND              VIP MID CAP
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         879,956         980,268         255,936         293,120          59,331          81,118
Units issued and transferred
   from other funding options..          14,854          41,735          35,782          24,756             350             190
Units redeemed and transferred
   to other funding options....       (150,451)       (142,047)        (50,853)        (61,940)         (8,050)        (21,977)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         744,359         879,956         240,865         255,936          51,631          59,331
                                 ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                        FTVIPT TEMPLETON                     FTVIPT
                                     DEVELOPING MARKETS VIP           TEMPLETON FOREIGN VIP         IVY VIP ASSET STRATEGY
                                            DIVISION                        DIVISION                       DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018           2019(B)          2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........          88,922          83,878             159             159             128             167
Units issued and transferred
   from other funding options..             197          10,248              --              --               5               5
Units redeemed and transferred
   to other funding options....        (64,352)         (5,204)           (159)              --            (23)            (44)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............          24,767          88,922              --             159             110             128
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                                                      LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                   JANUS HENDERSON ENTERPRISE        VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                            DIVISION                       DIVISION                         DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........          10,917          15,309           5,873           6,486          45,798          46,671
Units issued and transferred
   from other funding options..           3,237             286              67             114              94           1,103
Units redeemed and transferred
   to other funding options....         (3,959)         (4,678)           (167)           (727)         (4,480)         (1,976)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............          10,195          10,917           5,773           5,873          41,412          45,798
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                         LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE                   LMPVIT
                                      VARIABLE LARGE CAP GROWTH      VARIABLE SMALL CAP GROWTH       WESTERN ASSET CORE PLUS
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018            2019           2018            2019           2018
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........         128,203         132,067           3,651          6,825          25,469         31,136
Units issued and transferred
   from other funding options....           4,353          20,505           4,864            259             415          1,741
Units redeemed and transferred
   to other funding options......        (39,845)        (24,369)            (94)        (3,433)        (14,974)        (7,408)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................          92,711         128,203           8,421          3,651          10,910         25,469
                                   ==============  ==============  ==============  =============  ==============  =============

                                                                                                           PIMCO VIT
                                          MORGAN STANLEY               OPPENHEIMER GLOBAL           COMMODITYREALRETURN(R)
                                     VIF GLOBAL INFRASTRUCTURE     MULTI-ALTERNATIVES FUND/VA              STRATEGY
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018           2019(C)         2018            2019            2018
                                   --------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........           5,120          4,622           1,578          1,578           5,859          6,917
Units issued and transferred
   from other funding options....             103          1,743              --             --             271             79
Units redeemed and transferred
   to other funding options......           (747)        (1,245)         (1,578)             --           (893)        (1,137)
                                   --------------  -------------  --------------  -------------  --------------  -------------
Units end of year................           4,476          5,120              --          1,578           5,237          5,859
                                   ==============  =============  ==============  =============  ==============  =============

                                                                           PIMCO VIT             TAP 1919 VARIABLE SOCIALLY
                                     PIMCO VIT DYNAMIC BOND          EMERGING MARKETS BOND           RESPONSIVE BALANCED
                                            DIVISION                       DIVISION                       DIVISION
                                   ----------------------------  -----------------------------  -----------------------------
                                       2019            2018           2019            2018           2019           2018
                                   -------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........          8,338         11,816           6,000          6,421           4,988          4,430
Units issued and transferred
   from other funding options....             62          5,615             319            110             304          1,062
Units redeemed and transferred
   to other funding options......          (297)        (9,093)         (1,184)          (531)           (752)          (504)
                                   -------------  -------------  --------------  -------------  --------------  -------------
Units end of year................          8,103          8,338           5,135          6,000           4,540          4,988
                                   =============  =============  ==============  =============  ==============  =============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2019:

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                 UNITS       HIGHEST ($)      ASSETS ($)
                                             ------------  ---------------  --------------

  American Funds(R) Bond Division      2019     4,042,100     1.09 - 23.11      77,224,066
                                       2018     4,211,306     1.01 - 21.27      74,861,593
                                       2017     4,884,182     1.03 - 21.56      88,742,232
                                       2016     5,189,712     1.01 - 20.94      92,324,388
                                       2015     5,343,073     0.99 - 20.47      93,643,199

  American Funds(R) Global Growth      2019        34,762             6.99         242,935
     Division (Commenced               2018        48,260             5.21         251,565
     10/31/2013 and began              2017        64,628             5.78         373,749
     transactions in 2016)             2016       124,565             4.44         552,875

  American Funds(R) Global             2019     8,707,173     4.98 - 59.90     437,123,606
     Small Capitalization Division     2018    10,120,809     3.85 - 45.89     391,323,313
                                       2017    11,417,354     4.37 - 51.69     501,546,451
                                       2016    12,941,976     3.53 - 41.36     458,931,633
                                       2015    14,155,887     3.51 - 40.82     497,974,630

  American Funds(R) Growth Division    2019     2,560,095    2.30 - 545.20   1,023,148,092
                                       2018     2,922,123    1.79 - 420.04     911,540,508
                                       2017     3,364,829    1.82 - 424.27   1,071,645,690
                                       2016     3,811,794    1.44 - 333.19     963,320,699
                                       2015     4,232,055    1.35 - 306.61     997,764,490

  American Funds(R) Growth-Income      2019     2,980,149   25.08 - 340.30     767,275,578
     Division                          2018     3,405,907   20.20 - 271.82     704,784,793
                                       2017     3,958,831   20.90 - 278.86     845,856,636
                                       2016     4,507,518   17.35 - 229.57     798,505,698
                                       2015     4,944,457   15.81 - 207.40     797,586,116

  BHFTI AB Global Dynamic              2019    89,425,360    13.99 - 15.26   1,348,392,149
     Allocation Division               2018   102,653,570    12.10 - 13.07   1,327,086,693
                                       2017   116,190,138    13.28 - 14.20   1,634,691,183
                                       2016   127,172,700    11.94 - 12.64   1,594,255,019
                                       2015   130,172,083    11.77 - 12.33   1,594,775,590

  BHFTI American Funds(R)              2019    45,337,707     1.77 - 19.71     800,925,855
     Balanced Allocation Division      2018    51,701,013     1.50 - 16.55     773,156,170
                                       2017    58,085,561     1.59 - 17.34     919,484,643
                                       2016    62,532,762     1.38 - 14.89     854,544,975
                                       2015    62,147,594     1.29 - 13.87     802,015,862

  BHFTI American Funds(R)              2019    23,820,328     1.90 - 20.76     451,501,018
     Growth Allocation Division        2018    25,965,628     1.56 - 16.87     403,169,471
                                       2017    28,757,029     1.67 - 17.99     479,556,343
                                       2016    30,410,462     1.44 - 14.90     423,353,677
                                       2015    31,243,407     1.33 - 13.75     404,659,720

                                                        FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------

  American Funds(R) Bond Division      2019      2.59          0.50 - 2.10          7.09 - 8.65
                                       2018      2.31          0.50 - 2.15      (2.84) - (1.36)
                                       2017      1.88          0.50 - 2.15          1.31 - 3.00
                                       2016      1.67          0.50 - 2.15          0.60 - 2.28
                                       2015      1.62          0.50 - 2.30      (2.01) - (0.37)

  American Funds(R) Global Growth      2019      1.14                 0.90                34.06
     Division (Commenced               2018      0.60                 0.90               (9.86)
     10/31/2013 and began              2017      0.53                 0.90                30.30
     transactions in 2016)             2016      1.37                 0.90               (0.28)

  American Funds(R) Global             2019      0.15          0.50 - 2.50        28.27 - 30.67
     Small Capitalization Division     2018      0.08          0.50 - 2.50    (12.77) - (11.13)
                                       2017      0.43          0.50 - 2.50        22.80 - 25.08
                                       2016      0.24          0.50 - 2.50        (0.42) - 1.44
                                       2015        --          0.50 - 2.55      (6.41) - (0.38)

  American Funds(R) Growth Division    2019      0.73          0.50 - 2.35        27.74 - 29.80
                                       2018      0.42          0.50 - 2.35      (2.58) - (1.00)
                                       2017      0.49          0.50 - 2.35        25.32 - 27.34
                                       2016      0.76          0.50 - 2.35          6.95 - 8.67
                                       2015      0.58          0.50 - 2.35          4.38 - 6.17

  American Funds(R) Growth-Income      2019      1.62          0.50 - 2.35        23.21 - 25.19
     Division                          2018      1.35          0.50 - 2.35      (4.08) - (2.52)
                                       2017      1.36          0.50 - 2.35        19.55 - 21.47
                                       2016      1.46          0.50 - 2.35         8.88 - 10.69
                                       2015      1.28          0.50 - 2.55        (1.10) - 0.80

  BHFTI AB Global Dynamic              2019      3.46          1.10 - 2.10        15.62 - 16.78
     Allocation Division               2018      1.66          1.10 - 2.10      (8.91) - (7.99)
                                       2017      1.48          1.10 - 2.10        11.26 - 12.38
                                       2016      1.59          1.10 - 2.10          1.44 - 2.46
                                       2015      3.26          1.10 - 2.10      (1.51) - (0.52)

  BHFTI American Funds(R)              2019      1.80          0.50 - 2.10        17.04 - 19.11
     Balanced Allocation Division      2018      1.46          0.50 - 2.10      (6.31) - (4.58)
                                       2017      1.49          0.50 - 2.10        14.44 - 16.44
                                       2016      1.62          0.50 - 2.10          5.57 - 7.34
                                       2015      1.39          0.50 - 2.10      (2.77) - (0.97)

  BHFTI American Funds(R)              2019      1.68          0.50 - 2.15        21.01 - 23.02
     Growth Allocation Division        2018      1.21          0.50 - 2.15      (7.78) - (6.24)
                                       2017      1.24          0.50 - 2.15        18.77 - 20.74
                                       2016      1.31          0.50 - 2.15          6.64 - 8.42
                                       2015      1.31          0.50 - 2.30      (3.01) - (1.25)

                                    E-100

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                         --------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                             UNITS       HIGHEST ($)     ASSETS ($)
                                         ------------  --------------  --------------

  BHFTI American Funds(R)          2019    13,396,429    2.55 - 25.92     333,656,449
     Growth Division               2018    16,299,179    1.98 - 20.08     315,250,770
                                   2017    20,103,266    2.01 - 20.37     395,973,373
                                   2016    23,833,859    1.59 - 16.08     371,921,161
                                   2015    25,483,182    1.47 - 14.88     369,229,553

  BHFTI American Funds(R)          2019    48,048,192    1.71 - 17.88     786,219,704
     Moderate Allocation Division  2018    54,921,254    1.48 - 15.47     782,649,526
                                   2017    63,563,450    1.55 - 16.10     949,575,557
                                   2016    70,805,087    1.38 - 14.32     943,720,963
                                   2015    73,866,251   11.89 - 13.45     936,586,101

  BHFTI AQR Global Risk            2019    79,861,505   11.66 - 13.13   1,036,049,545
     Balanced Division             2018    91,641,725    9.84 - 11.07   1,003,736,398
                                   2017   104,234,505   10.64 - 11.96   1,234,346,275
                                   2016   115,858,295    9.81 - 11.01   1,265,046,973
                                   2015   126,093,556    9.12 - 10.21   1,279,345,923

  BHFTI BlackRock Global           2019   117,923,351   13.58 - 14.82   1,726,223,549
     Tactical Strategies Division  2018   135,196,017   11.50 - 12.42   1,660,961,194
                                   2017   151,440,679   12.70 - 13.53   2,029,561,004
                                   2016   166,138,266   11.44 - 12.07   1,989,443,856
                                   2015   172,629,165   11.18 - 11.69   2,004,095,320

  BHFTI BlackRock High Yield       2019        45,780    3.65 - 34.77         449,626
     Division                      2018        36,446    3.21 - 30.61         389,657
                                   2017        33,615    3.33 - 31.86         413,602
                                   2016        35,582    3.12 - 29.89         331,029
                                   2015        13,360    2.76 - 26.52         172,276

  BHFTI Brighthouse Asset          2019     9,271,704    2.49 - 45.81     237,520,246
     Allocation 100 Division       2018    10,018,424    1.97 - 36.34     204,491,233
                                   2017    10,787,709    2.14 - 40.84     248,628,040
                                   2016    11,416,804    1.76 - 33.59     218,682,416
                                   2015    11,824,914    1.63 - 31.18     214,215,734

  BHFTI Brighthouse Balanced       2019   212,617,604   15.69 - 17.19   3,610,425,443
     Plus Division                 2018   237,803,627   12.98 - 14.07   3,308,331,916
                                   2017   254,482,460   14.31 - 15.35   3,869,437,236
                                   2016   267,191,129   12.36 - 13.12   3,476,074,955
                                   2015   269,246,848   11.65 - 12.24   3,272,800,741

  BHFTI Brighthouse Small Cap      2019       507,130    3.74 - 40.18      17,894,741
     Value Division                2018       568,395    2.93 - 31.36      15,380,952
                                   2017       611,465    3.49 - 37.18      19,791,285
                                   2016       648,258    3.15 - 33.45      18,727,164
                                   2015       655,473   22.19 - 25.61      15,330,460

  BHFTI Brighthouse/Aberdeen       2019     3,782,564    1.35 - 12.93      46,669,817
     Emerging Markets Equity       2018     4,595,166    1.12 - 10.81      47,553,441
     Division                      2017     4,781,863    1.32 - 12.72      58,423,937
                                   2016     5,375,922    1.03 - 10.01      51,521,589
                                   2015     5,630,392     7.99 - 9.06      49,518,855

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  BHFTI American Funds(R)          2019      0.44          0.95 - 2.25        27.44 - 29.11
     Growth Division               2018      0.39          0.95 - 2.25      (2.73) - (1.44)
                                   2017      0.40          0.95 - 2.25        25.06 - 26.70
                                   2016      0.30          0.95 - 2.25          6.67 - 8.07
                                   2015      0.87          0.95 - 2.25          1.83 - 5.33

  BHFTI American Funds(R)          2019      1.98          0.50 - 2.10        13.74 - 15.58
     Moderate Allocation Division  2018      1.73          0.50 - 2.10      (5.43) - (3.90)
                                   2017      1.77          0.50 - 2.10        10.62 - 12.40
                                   2016      1.91          0.50 - 2.10          4.79 - 6.48
                                   2015      1.49          0.50 - 2.10      (2.79) - (1.22)

  BHFTI AQR Global Risk            2019      2.95          1.10 - 2.05        17.48 - 18.61
     Balanced Division             2018      0.38          1.10 - 2.05      (8.26) - (7.38)
                                   2017      1.71          1.10 - 2.10          7.53 - 8.60
                                   2016        --          1.10 - 2.15          6.64 - 7.77
                                   2015      5.49          1.10 - 2.15     (11.50) - (4.32)

  BHFTI BlackRock Global           2019      0.19          1.10 - 2.10        18.12 - 19.31
     Tactical Strategies Division  2018      1.42          1.10 - 2.10      (9.12) - (8.20)
                                   2017      0.67          1.10 - 2.05        11.02 - 12.07
                                   2016      1.45          1.10 - 2.05          2.31 - 3.29
                                   2015      1.53          1.10 - 2.05      (2.14) - (1.20)

  BHFTI BlackRock High Yield       2019      5.89          0.90 - 1.60        13.03 - 14.02
     Division                      2018      4.97          0.90 - 1.60      (4.42) - (3.46)
                                   2017      5.40          0.90 - 1.60          6.05 - 7.10
                                   2016      5.83          0.90 - 1.60        12.17 - 13.24
                                   2015      5.69          1.10 - 1.60      (5.57) - (4.84)

  BHFTI Brighthouse Asset          2019      1.63          0.50 - 2.05        24.90 - 26.85
     Allocation 100 Division       2018      1.12          0.50 - 2.05    (11.90) - (10.52)
                                   2017      1.34          0.50 - 2.05        20.45 - 22.32
                                   2016      2.39          0.50 - 2.05          6.77 - 8.43
                                   2015      1.40          0.50 - 2.05      (4.00) - (2.50)

  BHFTI Brighthouse Balanced       2019      2.03          1.10 - 2.15        20.94 - 22.21
     Plus Division                 2018      1.67          1.10 - 2.15      (9.34) - (8.38)
                                   2017      1.55          1.10 - 2.15        15.82 - 17.04
                                   2016      2.87          1.10 - 2.15          6.06 - 7.18
                                   2015      2.09          1.10 - 2.15      (6.13) - (5.14)

  BHFTI Brighthouse Small Cap      2019      0.89          0.50 - 1.60        26.73 - 28.13
     Value Division                2018      1.04          0.50 - 1.60    (16.59) - (15.66)
                                   2017      0.91          0.50 - 1.55         9.99 - 11.14
                                   2016      1.05          0.50 - 1.55        29.24 - 30.60
                                   2015      0.09          0.50 - 1.55      (6.86) - (5.88)

  BHFTI Brighthouse/Aberdeen       2019      1.65          0.90 - 2.25        18.06 - 19.90
     Emerging Markets Equity       2018      2.60          0.90 - 2.25    (16.10) - (14.69)
     Division                      2017      1.09          0.90 - 2.25        25.48 - 27.44
                                   2016      0.97          0.90 - 2.25         9.02 - 10.83
                                   2015      1.79          0.95 - 2.25     (15.73) - (2.68)

                                    E-101

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                 UNITS       HIGHEST ($)     ASSETS ($)
                                             ------------  --------------  --------------

  BHFTI Brighthouse/Artisan            2019           169           12.36           2,090
     International Division            2018           208            9.65           2,006
     (Commenced 11/19/2014             2017           256           10.98           2,810
     and began transactions in 2015)   2016           313            8.47           2,647
                                       2015           308            9.46           2,913

  BHFTI Brighthouse/Eaton              2019     2,151,505   11.69 - 12.81      26,783,935
     Vance Floating Rate Division      2018     2,481,218   11.15 - 12.11      29,267,597
                                       2017     2,489,148   11.34 - 12.20      29,625,659
                                       2016     2,268,533   11.17 - 11.90      26,476,747
                                       2015     1,831,052   10.43 - 11.01      19,924,175

  BHFTI Brighthouse/Franklin           2019     7,151,707    9.65 - 11.00      73,642,877
     Low Duration Total Return         2018     7,585,943    9.23 - 10.56      75,568,731
     Division                          2017     8,361,024    9.56 - 10.57      83,966,094
                                       2016     8,173,168    9.63 - 10.48      82,027,391
                                       2015     8,644,210    9.52 - 10.22      85,200,113

  BHFTI Brighthouse/Templeton          2019       432,512   11.62 - 13.00       5,449,838
     International Bond Division       2018       489,079   11.71 - 12.97       6,165,086
                                       2017       589,796   11.83 - 12.96       7,449,814
                                       2016       610,154   12.06 - 13.07       7,790,764
                                       2015       611,605   12.19 - 13.08       7,837,819

  BHFTI Brighthouse/Wellington         2019     8,991,065   2.76 - 565.38     741,294,779
     Large Cap Research Division       2018    10,177,126   2.12 - 427.76     636,225,847
                                       2017    11,512,938   2.28 - 455.44     764,291,187
                                       2016    12,937,320   1.89 - 372.76     703,695,885
                                       2015    14,241,297  10.89 - 343.28     724,175,878

  BHFTI Clarion Global Real            2019     8,161,374    2.38 - 25.37     182,528,745
     Estate Division                   2018     9,504,197    1.93 - 20.43     172,053,744
                                       2017    10,875,352    2.13 - 22.47     218,280,039
                                       2016    12,014,777    1.94 - 20.39     220,012,334
                                       2015    12,591,472    1.94 - 20.32     233,288,277

  BHFTI Harris Oakmark                 2019    13,819,826    3.06 - 36.01     425,579,613
     International Division            2018    15,932,818    2.48 - 29.06     398,451,152
                                       2017    16,803,885    3.29 - 38.42     554,231,973
                                       2016    19,261,195    2.55 - 29.60     494,276,831
                                       2015    20,998,453    2.38 - 27.50     503,695,677

  BHFTI Invesco Balanced-Risk          2019   351,901,497    1.24 - 13.34     461,843,455
     Allocation Division               2018   401,048,107    1.10 - 11.70     462,317,377
                                       2017   445,688,739     1.19 - 1.25     556,009,732
                                       2016   454,902,610     1.10 - 1.15     522,371,527
                                       2015   436,683,517    1.01 - 10.52     454,441,516

  BHFTI Invesco Comstock               2019         6,188    1.56 - 23.40          57,870
     Division (Commenced               2018         6,957    1.26 - 18.94          49,587
     12/13/2013 and began              2017        10,379    1.45 - 21.80          47,958
     transactions in 2015)             2016         7,061    1.24 - 18.67          14,408
                                       2015           549   15.67 - 16.10           8,672

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------

  BHFTI Brighthouse/Artisan            2019      1.19                 1.35                28.15
     International Division            2018      1.22                 1.35              (12.11)
     (Commenced 11/19/2014             2017      1.08                 1.35                29.58
     and began transactions in 2015)   2016      0.90                 1.35              (10.49)
                                       2015      0.74                 1.35               (4.78)

  BHFTI Brighthouse/Eaton              2019      4.58          1.10 - 2.05          4.86 - 5.86
     Vance Floating Rate Division      2018      3.53          1.10 - 2.05      (1.74) - (0.79)
                                       2017      3.78          1.10 - 2.05          1.58 - 2.55
                                       2016      3.80          1.10 - 2.05          7.05 - 8.07
                                       2015      3.48          1.10 - 2.05      (2.85) - (1.92)

  BHFTI Brighthouse/Franklin           2019      3.32          0.50 - 2.00          2.56 - 4.11
     Low Duration Total Return         2018      1.77          0.50 - 2.25      (1.81) - (0.07)
     Division                          2017      1.43          0.50 - 2.00        (0.67) - 0.83
                                       2016      2.92          0.50 - 2.00          1.09 - 2.62
                                       2015      3.05          0.50 - 2.00      (2.59) - (0.89)

  BHFTI Brighthouse/Templeton          2019      8.38          0.95 - 2.00        (0.84) - 0.21
     International Bond Division       2018        --          0.95 - 2.00        (1.01) - 0.04
                                       2017        --          0.95 - 2.00      (1.84) - (0.80)
                                       2016        --          0.95 - 2.00      (1.12) - (0.08)
                                       2015      8.18          0.95 - 2.00        (6.06) - 0.75

  BHFTI Brighthouse/Wellington         2019      1.12          0.00 - 2.50        28.77 - 32.17
     Large Cap Research Division       2018      1.00          0.00 - 2.50      (8.49) - (6.08)
                                       2017      1.05          0.00 - 2.50        19.14 - 22.18
                                       2016      2.40          0.00 - 2.50          5.78 - 8.59
                                       2015      0.91        (0.08) - 2.50          2.09 - 4.67

  BHFTI Clarion Global Real            2019      3.08          0.50 - 2.25        22.03 - 24.29
     Estate Division                   2018      5.96          0.50 - 2.25     (10.69) - (8.95)
                                       2017      3.47          0.50 - 2.25         8.29 - 10.26
                                       2016      2.09          0.50 - 2.25        (1.37) - 0.50
                                       2015      3.83          0.50 - 2.25        (3.60) - 3.43

  BHFTI Harris Oakmark                 2019      2.21          0.50 - 2.25        21.75 - 24.03
     International Division            2018      1.72          0.50 - 2.25    (25.67) - (24.23)
                                       2017      1.64          0.50 - 2.25        27.54 - 29.94
                                       2016      2.14          0.50 - 2.25          5.77 - 7.73
                                       2015      3.00          0.50 - 2.25      (6.65) - (3.85)

  BHFTI Invesco Balanced-Risk          2019        --          1.10 - 2.00        13.00 - 14.02
     Allocation Division               2018      1.17          1.10 - 2.00      (8.30) - (7.46)
                                       2017      3.73          1.15 - 2.10          7.72 - 8.75
                                       2016      0.15          1.15 - 2.10         9.40 - 10.44
                                       2015      2.77          1.10 - 2.10      (6.20) - (5.25)

  BHFTI Invesco Comstock               2019      2.13          0.90 - 1.35        23.28 - 23.84
     Division (Commenced               2018      0.65          0.90 - 1.35    (13.34) - (12.95)
     12/13/2013 and began              2017      2.63          0.90 - 1.35        16.44 - 16.97
     transactions in 2015)             2016      2.45          0.90 - 1.35        15.73 - 16.25
                                       2015      1.42          1.10 - 1.35      (7.23) - (7.00)

                                    E-102

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       -------------  --------------  --------------

  BHFTI Invesco Global Equity    2019     15,182,482    1.63 - 45.47     261,214,721
     Division                    2018     16,358,866    1.25 - 34.80     226,269,164
                                 2017     15,776,074    1.44 - 40.36     282,853,081
                                 2016     16,415,762    1.07 - 29.72     240,714,689
                                 2015     15,876,834    1.08 - 29.85     268,477,388

  BHFTI Invesco Small Cap        2019      1,335,510    3.89 - 45.40      51,053,864
     Growth Division             2018      1,509,587    3.17 - 36.68      47,102,731
                                 2017      1,615,884    3.53 - 40.53      56,474,486
                                 2016      1,830,196    2.85 - 32.50      51,145,397
                                 2015      1,959,481    2.60 - 29.31      50,546,958

  BHFTI JPMorgan Core Bond       2019      6,207,730   10.49 - 12.21      74,354,984
     Division                    2018      7,254,348    9.85 - 11.41      81,327,656
                                 2017      8,421,961   10.01 - 11.54      95,678,197
                                 2016      8,737,449    9.84 - 11.30      97,321,513
                                 2015      8,785,778    9.78 - 11.19      97,049,152

  BHFTI JPMorgan Global          2019    534,476,737    1.41 - 15.20     803,699,960
     Active Allocation Division  2018    605,342,000    1.23 - 13.14     788,207,295
                                 2017    606,636,328    1.35 - 14.32     861,680,922
                                 2016    658,264,125    1.18 - 12.41     811,489,227
                                 2015    631,444,568    1.18 - 12.19     765,909,740

  BHFTI JPMorgan Small Cap       2019        808,325    2.65 - 24.86      18,936,921
     Value Division              2018        876,517    2.24 - 21.10      17,643,222
                                 2017      1,036,634    2.62 - 24.78      24,628,939
                                 2016      1,149,179    2.55 - 24.25      26,497,515
                                 2015      1,050,675    1.97 - 18.69      19,373,472

  BHFTI Loomis Sayles Global     2019      4,334,728    2.18 - 26.32     107,109,800
     Allocation Division         2018      4,983,673    1.73 - 20.87      98,196,428
                                 2017      5,880,789    1.85 - 22.30     124,432,486
                                 2016      6,761,244    1.53 - 18.33     117,860,066
                                 2015      6,737,799    1.48 - 17.69     114,155,824

  BHFTI Loomis Sayles Growth     2019     21,007,586   1.97 - 445.88     467,060,137
     Division                    2018     24,657,864   1.61 - 362.64     444,649,592
                                 2017     29,749,965   1.75 - 392.14     575,606,365
                                 2016     34,182,457   1.49 - 332.84     556,843,925
                                 2015     38,732,875   1.47 - 325.77     615,095,439

  BHFTI MetLife Multi-Index      2019    572,965,706    1.45 - 15.59     884,702,376
     Targeted Risk Division      2018    638,887,551    1.22 - 12.95     820,528,591
                                 2017    689,687,735    1.34 - 14.11     966,194,514
                                 2016    733,282,833    1.18 - 12.35     900,136,783
                                 2015    650,031,968    1.16 - 11.96     774,094,507

  BHFTI MFS(R) Research          2019      8,765,910    2.08 - 24.14     168,375,370
     International Division      2018     10,106,842    1.64 - 18.92     153,947,912
                                 2017     11,333,543    1.94 - 22.16     202,267,389
                                 2016     13,120,940    1.53 - 17.41     185,265,721
                                 2015     14,035,549    1.57 - 17.69     201,136,412

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTI Invesco Global Equity    2019      0.91          0.50 - 2.15        28.83 - 31.06
     Division                    2018      1.10          0.50 - 2.15    (14.96) - (13.53)
                                 2017      0.99          0.50 - 2.15        33.90 - 36.24
                                 2016      1.03          0.50 - 2.15      (1.85) - (0.16)
                                 2015      1.04          0.50 - 2.15        (1.43) - 3.50

  BHFTI Invesco Small Cap        2019        --          0.50 - 2.15        21.80 - 23.79
     Growth Division             2018        --          0.50 - 2.25     (11.08) - (9.50)
                                 2017        --          0.50 - 2.15        22.78 - 24.71
                                 2016        --          0.50 - 2.25         8.96 - 10.88
                                 2015        --          0.50 - 2.25      (3.90) - (2.20)

  BHFTI JPMorgan Core Bond       2019      4.54          1.10 - 2.05          6.02 - 7.03
     Division                    2018      2.73          1.10 - 2.05      (2.02) - (1.08)
                                 2017      2.47          1.10 - 2.05          1.22 - 2.18
                                 2016      2.82          1.10 - 2.25        (0.04) - 1.11
                                 2015      2.31          1.10 - 2.25      (1.75) - (0.62)

  BHFTI JPMorgan Global          2019      2.74          1.10 - 2.05        14.54 - 15.63
     Active Allocation Division  2018      1.62          1.10 - 2.05      (9.08) - (8.21)
                                 2017      2.54          1.10 - 2.10        14.24 - 15.38
                                 2016      2.12          1.10 - 2.10          0.76 - 1.78
                                 2015      2.69          1.10 - 2.10      (1.20) - (0.21)

  BHFTI JPMorgan Small Cap       2019      1.09          0.90 - 2.05        16.73 - 18.46
     Value Division              2018      1.08          0.90 - 2.05    (15.67) - (14.54)
                                 2017      1.13          0.90 - 2.05          1.22 - 2.70
                                 2016      1.60          0.90 - 2.05        27.86 - 29.68
                                 2015      1.12          0.90 - 2.05      (9.31) - (8.08)

  BHFTI Loomis Sayles Global     2019      1.49          0.50 - 2.05        24.94 - 26.89
     Allocation Division         2018      1.86          0.50 - 2.25      (7.50) - (5.86)
                                 2017      1.39          0.50 - 2.25        20.24 - 22.36
                                 2016      1.68          0.50 - 2.25          2.45 - 4.25
                                 2015      1.58          0.50 - 2.25        (1.02) - 0.72

  BHFTI Loomis Sayles Growth     2019      0.84          0.50 - 2.25        20.82 - 23.03
     Division                    2018      0.61          0.50 - 2.25      (9.14) - (7.41)
                                 2017      0.75          0.50 - 2.25        15.78 - 17.93
                                 2016      0.43          0.50 - 2.25          0.40 - 2.32
                                 2015      0.25          0.50 - 2.25      (6.17) - (4.43)

  BHFTI MetLife Multi-Index      2019      2.14          0.90 - 2.10        19.18 - 20.62
     Targeted Risk Division      2018      1.75          0.90 - 2.10      (9.12) - (8.02)
                                 2017      1.47          0.90 - 2.10        13.15 - 14.51
                                 2016      1.32          0.90 - 2.10          2.19 - 3.43
                                 2015      1.20          1.10 - 2.10      (3.26) - (2.29)

  BHFTI MFS(R) Research          2019      1.41          0.50 - 2.15        25.74 - 27.67
     International Division      2018      2.02          0.50 - 2.25    (15.92) - (14.43)
                                 2017      1.80          0.50 - 2.15        25.62 - 27.52
                                 2016      2.07          0.50 - 2.15      (2.89) - (1.37)
                                 2015      2.78          0.50 - 2.15      (3.85) - (2.26)

                                    E-103

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                 UNITS       HIGHEST ($)      ASSETS ($)
                                             ------------  ---------------  --------------

  BHFTI Morgan Stanley                 2019    11,049,927     3.58 - 43.43     423,750,247
     Discovery Division                2018    12,304,050     2.59 - 31.15     340,007,433
                                       2017    13,380,312     2.38 - 28.42     339,623,699
                                       2016    14,691,729     1.72 - 20.41     269,357,054
                                       2015    15,711,674     1.91 - 22.41     318,386,768

  BHFTI PanAgora Global                2019    64,915,547      1.24 - 1.31      84,293,104
     Diversified Risk Division         2018    67,228,731      1.04 - 1.08      72,446,308
                                       2017    80,775,666      1.15 - 1.19      95,392,815
                                       2016    74,593,960      1.04 - 1.06      79,219,064
                                       2015    27,943,566      0.96 - 0.97      27,029,557

  BHFTI PIMCO Inflation                2019    20,971,534     1.07 - 18.07     327,258,585
     Protected Bond Division           2018    23,939,621     0.99 - 16.77     349,179,155
                                       2017    28,145,710     1.02 - 17.24     425,983,675
                                       2016    29,444,296     1.00 - 16.72     435,880,990
                                       2015    31,458,298    12.65 - 16.00     451,404,388

  BHFTI PIMCO Total Return             2019    36,674,056     1.95 - 22.89     715,395,370
     Division                          2018    41,842,651     1.82 - 21.21     757,914,158
                                       2017    49,441,770     1.85 - 21.36     908,315,454
                                       2016    52,424,443     1.80 - 20.54     925,935,319
                                       2015    56,338,885     1.77 - 20.12     994,182,970

  BHFTI Schroders Global               2019   524,050,033     1.43 - 15.51     802,843,446
     Multi-Asset Division              2018   601,844,418     1.21 - 12.91     768,330,201
                                       2017   395,258,412     1.36 - 14.41     564,139,933
                                       2016   424,763,788     1.21 - 12.75     537,033,268
                                       2015   411,432,972     1.17 - 12.20     498,402,470

  BHFTI SSGA Growth and                2019    35,242,960    17.06 - 21.44     680,226,971
     Income ETF Division               2018    41,641,734    14.57 - 18.01     680,006,923
                                       2017    49,193,853    15.92 - 19.37     869,542,351
                                       2016    55,792,678    14.03 - 16.80     861,727,162
                                       2015    59,547,628    13.54 - 15.96     880,260,118

  BHFTI SSGA Growth ETF                2019     6,956,479    17.56 - 22.07     138,322,296
     Division                          2018     7,753,198    14.65 - 18.11     127,430,864
                                       2017     8,624,728    16.40 - 19.95     157,056,020
                                       2016     9,414,590    14.15 - 16.76     145,066,205
                                       2015    10,147,586    13.51 - 15.76     148,082,202

  BHFTI T. Rowe Price Large            2019        33,084   12.57 - 118.33         725,942
     Cap Value Division                2018        20,996    10.02 - 94.56         409,218
     (Commenced 12/13/2013             2017        23,096   11.13 - 105.25         578,718
     and began transactions in 2015)   2016        22,303     9.61 - 90.99         441,526
                                       2015         1,871    69.65 - 79.35         137,796

  BHFTI T. Rowe Price Mid Cap          2019    16,418,378     2.91 - 51.83     484,527,095
     Growth Division                   2018    19,059,742     2.25 - 39.81     430,092,959
                                       2017    21,768,491     2.33 - 41.02     506,160,540
                                       2016    23,983,678     1.90 - 33.09     451,415,560
                                       2015    25,470,150     1.81 - 31.36     456,943,184

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------

  BHFTI Morgan Stanley                 2019        --          0.50 - 2.25       37.01 - 39.43
     Discovery Division                2018        --          0.50 - 2.25         7.69 - 9.60
                                       2017      0.30          0.50 - 2.25       36.81 - 39.22
                                       2016        --          0.50 - 2.25    (10.50) - (8.92)
                                       2015        --          0.50 - 2.30     (7.18) - (5.50)

  BHFTI PanAgora Global                2019      3.24          1.15 - 2.00       19.58 - 20.60
     Diversified Risk Division         2018        --          1.15 - 2.00     (9.43) - (8.65)
                                       2017        --          1.15 - 2.00       10.37 - 11.31
                                       2016      2.54          1.15 - 2.00         8.92 - 9.85
                                       2015      0.59          1.15 - 2.00     (7.35) - (6.56)

  BHFTI PIMCO Inflation                2019      3.41          0.50 - 2.15         5.97 - 7.79
     Protected Bond Division           2018      1.60          0.50 - 2.25     (4.59) - (2.76)
                                       2017      1.56          0.50 - 2.25         1.17 - 3.14
                                       2016        --          0.50 - 2.25         2.65 - 4.49
                                       2015      4.92          0.50 - 2.25     (5.27) - (1.92)

  BHFTI PIMCO Total Return             2019      2.93          0.50 - 2.25         6.05 - 7.98
     Division                          2018      1.39          0.50 - 2.25     (2.46) - (0.62)
                                       2017      1.78          0.50 - 2.25         2.18 - 4.10
                                       2016      2.59          0.50 - 2.25         0.33 - 2.18
                                       2015      5.31          0.50 - 2.25     (2.22) - (0.36)

  BHFTI Schroders Global               2019      1.47          0.90 - 2.10       18.97 - 20.40
     Multi-Asset Division              2018      1.66          0.90 - 2.10    (11.32) - (6.23)
                                       2017      0.79          1.10 - 2.10       11.93 - 13.05
                                       2016      1.41          1.10 - 2.15         3.41 - 4.50
                                       2015      1.00          1.10 - 2.15     (2.99) - (1.96)

  BHFTI SSGA Growth and                2019      2.33          0.50 - 2.10       17.12 - 19.01
     Income ETF Division               2018      2.33          0.50 - 2.10     (8.47) - (6.99)
                                       2017      2.43          0.50 - 2.10       13.46 - 15.28
                                       2016      2.36          0.50 - 2.10         3.59 - 5.26
                                       2015      2.30          0.50 - 2.10     (4.00) - (2.45)

  BHFTI SSGA Growth ETF                2019      1.97          0.50 - 2.10       19.90 - 21.83
     Division                          2018      2.02          0.50 - 2.10    (10.65) - (9.20)
                                       2017      2.10          0.50 - 2.10       17.16 - 19.04
                                       2016      2.15          0.50 - 2.00         4.76 - 6.35
                                       2015      1.99          0.50 - 2.00     (4.25) - (2.80)

  BHFTI T. Rowe Price Large            2019      1.95          0.90 - 1.60       24.51 - 25.38
     Cap Value Division                2018      1.80          0.90 - 1.60    (10.61) - (9.98)
     (Commenced 12/13/2013             2017      2.07          0.90 - 1.60       15.10 - 15.90
     and began transactions in 2015)   2016      2.66          0.90 - 1.60       14.10 - 14.90
                                       2015      0.63          1.10 - 1.60     (5.12) - (4.64)

  BHFTI T. Rowe Price Mid Cap          2019      0.08          0.50 - 2.25       28.15 - 30.41
     Growth Division                   2018        --          0.50 - 2.25     (4.38) - (2.68)
                                       2017        --          0.50 - 2.25       21.98 - 24.12
                                       2016        --          0.50 - 2.25         3.85 - 5.69
                                       2015        --          0.50 - 2.25         4.30 - 6.14

                                    E-104

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31
                                          --------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                              UNITS       HIGHEST ($)     ASSETS ($)
                                          ------------  --------------  --------------

  BHFTI TCW Core Fixed Income       2019        22,517   10.64 - 10.77         240,520
     Division (Commenced 5/1/2015)  2018        23,865    9.95 - 10.01         238,242
                                    2017        25,274   10.02 - 10.12         255,408
                                    2016        31,998     9.90 - 9.97         318,472
                                    2015         2,096            9.86          20,663

  BHFTI Victory Sycamore Mid        2019     7,872,022    4.55 - 54.42     361,807,709
     Cap Value Division             2018     9,098,703    3.57 - 42.40     327,214,056
                                    2017    10,507,414    4.03 - 47.43     424,806,982
                                    2016    11,613,954    3.73 - 43.54     432,480,626
                                    2015    12,869,603    3.27 - 37.88     422,756,206

  BHFTI Wells Capital               2019        11,942   29.53 - 31.93         368,958
     Management Mid Cap Value       2018        12,534   22.14 - 23.82         289,513
     Division (Commenced            2017        12,681   25.94 - 27.78         342,503
     11/19/2014 and began           2016        13,137   23.79 - 25.35         324,307
     transactions in 2015)          2015         7,543   21.36 - 22.65         166,859

  BHFTI Western Asset               2019    32,564,019   10.75 - 11.67     376,497,264
     Management Government          2018    36,441,983   10.21 - 10.98     396,922,182
     Income Division                2017    41,565,748   10.44 - 11.12     458,735,090
                                    2016    47,006,535   10.39 - 10.99     511,947,386
                                    2015    46,949,292   10.52 - 10.97     511,078,026

  BHFTII Baillie Gifford            2019     6,117,346    2.10 - 25.61     123,603,248
     International Stock Division   2018     6,925,281    1.60 - 19.47     106,646,276
                                    2017     7,456,089    1.96 - 23.68     139,877,341
                                    2016     8,556,834    1.47 - 17.69     120,269,128
                                    2015     9,402,801    1.41 - 16.94     126,876,615

  BHFTII BlackRock Bond             2019     7,472,189    7.31 - 90.99     384,830,691
     Income Division                2018     8,252,602    6.74 - 83.47     391,693,026
                                    2017     9,495,090    6.86 - 84.41     455,410,535
                                    2016    10,189,467    6.68 - 81.69     470,040,574
                                    2015    10,737,933    6.57 - 79.81     478,889,253

  BHFTII BlackRock Capital          2019     4,262,514   8.66 - 101.12     192,688,204
     Appreciation Division          2018     4,857,860    6.61 - 76.69     170,334,155
                                    2017     5,314,588    6.54 - 75.43     187,945,552
                                    2016     5,990,155    4.95 - 56.76     162,149,281
                                    2015     6,648,572    5.01 - 57.13     180,849,248

  BHFTII BlackRock                  2019     3,255,640    2.35 - 25.09      44,981,636
     Ultra-Short Term Bond          2018     3,622,610    2.33 - 24.87      50,362,897
     Division                       2017     4,077,356    2.32 - 24.72      56,416,026
                                    2016     4,242,132    2.33 - 24.80      60,125,414
                                    2015     5,220,428    2.35 - 25.01      65,638,458

  BHFTII Brighthouse Asset          2019    19,652,658    1.73 - 18.39     321,894,499
     Allocation 20 Division         2018    22,770,094    1.57 - 16.54     335,855,273
                                    2017    26,632,640    1.62 - 17.07     409,028,440
                                    2016    30,580,692    1.53 - 16.04     445,624,899
                                    2015    33,195,826   12.79 - 15.42     471,604,392

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------

  BHFTI TCW Core Fixed Income       2019      3.06          1.10 - 1.35          6.94 - 7.20
     Division (Commenced 5/1/2015)  2018      2.32          1.20 - 1.35      (1.28) - (1.13)
                                    2017      1.60          1.20 - 1.60          1.19 - 1.59
                                    2016      0.70          1.20 - 1.60          0.59 - 0.99
                                    2015        --                 1.35               (1.39)

  BHFTI Victory Sycamore Mid        2019      1.16          0.50 - 2.25        26.12 - 28.34
     Cap Value Division             2018      0.64          0.50 - 2.25    (12.16) - (10.60)
                                    2017      0.99          0.50 - 2.25          7.05 - 8.93
                                    2016      0.71          0.50 - 2.25        12.93 - 14.93
                                    2015      0.54          0.50 - 2.30     (11.05) - (6.69)

  BHFTI Wells Capital               2019      0.66          1.10 - 1.60        33.38 - 34.05
     Management Mid Cap Value       2018      0.97          1.10 - 1.60    (14.68) - (14.24)
     Division (Commenced            2017      1.05          1.10 - 1.60          9.04 - 9.58
     11/19/2014 and began           2016      0.87          1.10 - 1.60        11.39 - 11.95
     transactions in 2015)          2015      0.46          1.10 - 1.60    (10.56) - (10.11)

  BHFTI Western Asset               2019      2.73          1.15 - 2.10          5.26 - 6.26
     Management Government          2018      2.79          1.15 - 2.10      (2.15) - (1.21)
     Income Division                2017      2.20          1.15 - 2.10          0.47 - 1.43
                                    2016      2.08          1.10 - 2.10        (0.79) - 0.21
                                    2015      2.33          1.10 - 2.00      (1.56) - (0.67)

  BHFTII Baillie Gifford            2019      1.23          0.95 - 2.15        29.75 - 31.57
     International Stock Division   2018      1.06          0.95 - 2.25    (19.05) - (17.80)
                                    2017      1.13          0.95 - 2.25        31.90 - 33.88
                                    2016      1.51          0.95 - 2.15          2.97 - 4.39
                                    2015      1.59          0.95 - 2.15      (4.23) - (2.89)

  BHFTII BlackRock Bond             2019      3.61          0.50 - 2.25          7.12 - 9.12
     Income Division                2018      3.25          0.50 - 2.25      (2.84) - (1.00)
                                    2017      2.99          0.50 - 2.25          1.54 - 3.43
                                    2016      3.06          0.50 - 2.25          0.58 - 2.46
                                    2015      3.72          0.50 - 2.25      (1.89) - (0.06)

  BHFTII BlackRock Capital          2019      0.02          0.50 - 2.25        29.57 - 31.99
     Appreciation Division          2018      0.01          0.50 - 2.25        (0.11) - 1.76
                                    2017      0.01          0.50 - 2.25        30.61 - 33.07
                                    2016        --          0.50 - 2.25      (2.37) - (0.56)
                                    2015        --          0.50 - 2.25          0.67 - 5.59

  BHFTII BlackRock                  2019      1.60          0.90 - 2.00        (0.14) - 1.21
     Ultra-Short Term Bond          2018      0.78          0.90 - 2.15        (0.52) - 0.89
     Division                       2017      0.11          0.90 - 2.15      (1.40) - (0.01)
                                    2016      0.01          0.90 - 2.25      (2.03) - (0.55)
                                    2015        --          0.95 - 2.25      (2.23) - (0.27)

  BHFTII Brighthouse Asset          2019      2.18          0.50 - 2.25         9.25 - 11.18
     Allocation 20 Division         2018      2.19          0.50 - 2.25      (4.79) - (3.10)
                                    2017      2.08          0.50 - 2.25          4.56 - 6.40
                                    2016      3.24          0.50 - 2.25          2.20 - 4.01
                                    2015      2.10          0.50 - 2.25      (2.80) - (1.08)

                                    E-105

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  --------------  --------------

  BHFTII Brighthouse Asset        2019    49,796,769    1.94 - 20.58     908,735,683
     Allocation 40 Division       2018    57,833,464    1.69 - 17.89     925,660,947
                                  2017    68,087,417    1.73 - 18.81   1,155,673,990
                                  2016    78,507,145    1.63 - 17.09   1,211,312,236
                                  2015    85,328,132   13.43 - 16.19   1,274,255,459

  BHFTII Brighthouse Asset        2019   157,596,785    2.13 - 22.64   3,165,966,352
     Allocation 60 Division       2018   183,867,868    1.80 - 19.05   3,131,421,270
                                  2017   213,872,364    1.88 - 20.40   3,928,953,268
                                  2016   240,019,648    1.71 - 17.87   3,877,916,522
                                  2015   257,093,725   14.06 - 16.77   3,978,556,726

  BHFTII Brighthouse Asset        2019    76,334,895    2.31 - 24.54   1,670,394,964
     Allocation 80 Division       2018    85,633,821    1.89 - 19.93   1,533,821,665
                                  2017    98,239,149    2.01 - 21.80   1,933,591,736
                                  2016   108,427,987    1.70 - 18.39   1,808,886,432
                                  2015   116,127,054    1.59 - 17.09   1,834,003,576

  BHFTII Brighthouse/Artisan      2019     3,807,667    6.35 - 73.90     186,211,530
     Mid Cap Value Division       2018     4,305,631    5.20 - 60.16     171,734,105
                                  2017     4,884,190    6.07 - 69.84     226,673,877
                                  2016     5,613,562    5.45 - 62.37     233,427,628
                                  2015     5,928,571    4.50 - 51.10     200,994,480

  BHFTII Brighthouse/Dimensional  2019       299,239   23.71 - 26.37       7,739,398
     International Small Company  2018       342,338   19.67 - 21.67       7,285,386
     Division                     2017       353,646   25.40 - 27.58       9,595,917
                                  2016       396,617   19.78 - 21.38       8,357,661
                                  2015       383,113   19.08 - 20.42       7,726,121

  BHFTII Brighthouse/Wellington   2019     8,451,244   1.69 - 102.66     574,717,552
     Balanced Division            2018     9,307,629    1.40 - 84.26     521,756,898
                                  2017    10,336,562    1.47 - 88.39     610,158,972
                                  2016    11,309,419    1.30 - 77.49     587,936,841
                                  2015    12,350,663    1.23 - 73.12     613,073,212

  BHFTII Brighthouse/Wellington   2019     8,239,874    8.40 - 97.90     520,632,824
     Core Equity Opportunities    2018     9,569,314    6.51 - 75.31     471,467,558
     Division                     2017    11,256,241    6.60 - 75.96     570,742,746
                                  2016    12,871,913    5.62 - 64.26     555,287,850
                                  2015    14,083,686    5.31 - 60.32     568,631,560

  BHFTII Frontier Mid Cap         2019     5,529,994  12.90 - 134.83     494,555,658
     Growth Division              2018     6,195,073   9.78 - 102.24     422,776,437
                                  2017     6,921,843  10.48 - 109.39     508,449,789
                                  2016     7,660,214    8.45 - 88.16     455,250,831
                                  2015     8,386,483   20.77 - 84.44     481,166,004

  BHFTII Jennison Growth          2019    11,874,095    1.65 - 43.21     211,338,418
     Division                     2018    13,877,939    1.26 - 32.84     185,385,848
                                  2017    14,946,828    1.27 - 33.03     203,130,928
                                  2016    16,378,562    0.94 - 24.28     166,434,950
                                  2015    17,957,908    0.95 - 24.47     184,782,553

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII Brighthouse Asset        2019      2.19          0.50 - 2.15        13.14 - 15.02
     Allocation 40 Division       2018      2.01          0.50 - 2.25      (6.54) - (4.88)
                                  2017      1.98          0.50 - 2.25         8.19 - 10.09
                                  2016      3.56          0.50 - 2.25          3.73 - 5.56
                                  2015      0.29          0.50 - 2.25      (3.27) - (1.57)

  BHFTII Brighthouse Asset        2019      1.96          0.50 - 2.15        16.88 - 18.83
     Allocation 60 Division       2018      1.66          0.50 - 2.15      (8.13) - (6.60)
                                  2017      1.74          0.50 - 2.15        12.30 - 14.16
                                  2016      3.16          0.50 - 2.15          4.83 - 6.57
                                  2015      0.54          0.50 - 2.15      (3.37) - (0.74)

  BHFTII Brighthouse Asset        2019      1.77          0.50 - 2.15        21.10 - 23.11
     Allocation 80 Division       2018      1.33          0.50 - 2.25     (10.17) - (8.57)
                                  2017      1.56          0.50 - 2.25        16.52 - 18.57
                                  2016      2.97          0.50 - 2.25          5.73 - 7.60
                                  2015      0.35          0.50 - 2.30      (3.93) - (0.91)

  BHFTII Brighthouse/Artisan      2019      0.62          0.50 - 2.25        20.69 - 22.82
     Mid Cap Value Division       2018      0.49          0.50 - 2.25    (15.36) - (13.85)
                                  2017      0.58          0.50 - 2.25        10.04 - 11.98
                                  2016      0.97          0.50 - 2.25        19.92 - 22.04
                                  2015      1.04          0.50 - 2.25    (11.68) - (10.12)

  BHFTII Brighthouse/Dimensional  2019      1.03          1.10 - 2.05        20.54 - 21.69
     International Small Company  2018      2.54          1.10 - 2.05    (22.18) - (21.44)
     Division                     2017      1.96          1.10 - 2.00        27.87 - 29.02
                                  2016      1.94          1.10 - 2.05          3.68 - 4.67
                                  2015      1.71          1.10 - 2.05          3.61 - 4.60

  BHFTII Brighthouse/Wellington   2019      2.18          0.90 - 2.15        20.24 - 21.89
     Balanced Division            2018      1.73          0.90 - 2.15      (5.93) - (4.63)
                                  2017      1.88          0.90 - 2.15        12.52 - 14.11
                                  2016      2.73          0.90 - 2.15          4.55 - 6.04
                                  2015      1.92          0.95 - 2.15          0.22 - 1.61

  BHFTII Brighthouse/Wellington   2019      1.45          0.50 - 2.25        27.74 - 30.09
     Core Equity Opportunities    2018      1.58          0.50 - 2.25      (2.58) - (0.74)
     Division                     2017      1.39          0.50 - 2.25        16.17 - 18.30
                                  2016      1.45          0.50 - 2.25          4.67 - 6.65
                                  2015      1.59          0.50 - 2.30        (0.18) - 4.02

  BHFTII Frontier Mid Cap         2019        --          0.90 - 2.25        29.88 - 31.88
     Growth Division              2018        --          0.90 - 2.25      (8.01) - (6.54)
                                  2017        --          0.90 - 2.25        22.16 - 24.09
                                  2016        --          0.90 - 2.25          2.82 - 4.41
                                  2015        --          0.95 - 2.25          0.32 - 1.91

  BHFTII Jennison Growth          2019      0.26          0.50 - 2.25        29.55 - 31.83
     Division                     2018      0.17          0.50 - 2.25      (2.13) - (0.39)
                                  2017      0.13          0.50 - 2.25        33.95 - 36.31
                                  2016      0.07          0.50 - 2.25      (2.35) - (0.63)
                                  2015      0.06          0.50 - 2.25          8.08 - 9.99

                                    E-106

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  --------------  --------------

  BHFTII Loomis Sayles Small      2019     3,029,622    8.44 - 98.93     157,396,600
     Cap Core Division            2018     3,400,873    6.81 - 79.40     144,075,649
                                  2017     3,862,700    7.77 - 89.96     185,343,480
                                  2016     4,342,911    6.83 - 78.65     181,016,875
                                  2015     4,874,168    5.81 - 66.44     170,029,570

  BHFTII Loomis Sayles Small      2019     2,127,099    2.81 - 35.51      57,340,292
     Cap Growth Division          2018     2,501,161    2.25 - 28.26      54,202,419
                                  2017     2,468,467    2.28 - 28.37      54,566,730
                                  2016     2,721,567    1.82 - 22.54      48,392,379
                                  2015     3,053,307    1.74 - 21.43      51,758,280

  BHFTII MetLife Aggregate        2019    51,794,175    1.79 - 21.48     952,097,631
     Bond Index Division          2018    56,750,323    1.68 - 19.93     974,062,147
                                  2017    64,574,871    1.71 - 20.12   1,126,629,342
                                  2016    67,082,177    1.68 - 19.64   1,148,709,486
                                  2015    68,245,879    1.67 - 19.32   1,156,862,410

  BHFTII MetLife Mid Cap          2019    12,674,256    3.88 - 45.76     500,876,128
     Stock Index Division         2018    14,264,640    3.13 - 36.63     453,810,251
                                  2017    16,065,965    3.58 - 41.60     580,186,948
                                  2016    17,710,513    3.14 - 36.16     557,664,712
                                  2015    19,052,817    2.65 - 30.25     508,407,680

  BHFTII MetLife MSCI EAFE(R)     2019    25,852,531    1.74 - 23.99     460,668,541
     Index Division               2018    28,690,901    1.45 - 19.86     424,811,670
                                  2017    30,129,062    1.71 - 23.29     524,736,160
                                  2016    34,611,269    1.39 - 18.82     489,403,933
                                  2015    34,877,903    1.40 - 18.91     494,277,850

  BHFTII MetLife Russell 2000(R)  2019     8,484,812    3.80 - 45.49     330,807,385
     Index Division               2018     9,453,823    3.07 - 36.49     297,512,830
                                  2017    10,459,851    3.51 - 41.29     373,905,362
                                  2016    11,262,895    3.11 - 36.28     355,330,009
                                  2015    12,012,694    2.60 - 30.14     318,122,044

  BHFTII MetLife Stock Index      2019    29,028,565  10.23 - 131.63   3,037,442,351
     Division                     2018    33,091,820   7.93 - 101.14   2,669,705,723
                                  2017    37,306,057   8.44 - 106.81   3,191,113,485
                                  2016    41,650,103    7.06 - 88.55   2,971,460,417
                                  2015    45,195,410    6.42 - 79.90   2,922,726,168

  BHFTII MFS(R) Total Return      2019     2,894,622   1.46 - 105.82     123,762,477
     Division                     2018     3,322,036    1.22 - 88.58     117,516,215
                                  2017     3,778,366    1.31 - 94.51     145,097,990
                                  2016     4,213,037    1.18 - 84.68     146,385,435
                                  2015     4,556,651    6.64 - 78.13     143,114,163

  BHFTII MFS(R) Value Division    2019    47,345,124    1.90 - 37.29     665,585,348
                                  2018    52,559,197    1.48 - 29.04     598,234,094
                                  2017    20,677,338    1.67 - 32.71     523,781,737
                                  2016    23,336,266    1.44 - 28.13     506,526,529
                                  2015    24,529,013    1.27 - 24.92     475,285,633

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII Loomis Sayles Small      2019      0.01          0.50 - 2.25        22.44 - 24.60
     Cap Core Division            2018      0.01          0.50 - 2.25    (13.28) - (11.74)
                                  2017      0.14          0.50 - 2.25        12.41 - 14.39
                                  2016      0.15          0.50 - 2.25        16.33 - 18.38
                                  2015      0.05          0.50 - 2.25      (3.93) - (2.23)

  BHFTII Loomis Sayles Small      2019        --          0.50 - 2.10        23.88 - 25.88
     Cap Growth Division          2018        --          0.50 - 2.15      (1.82) - (0.22)
                                  2017        --          0.50 - 2.15        24.05 - 26.05
                                  2016        --          0.50 - 2.10          3.95 - 5.52
                                  2015        --          0.50 - 2.10        (0.56) - 0.92

  BHFTII MetLife Aggregate        2019      3.03          0.50 - 2.25          5.93 - 7.93
     Bond Index Division          2018      2.86          0.50 - 2.25      (2.68) - (0.82)
                                  2017      2.75          0.50 - 2.25          0.68 - 2.60
                                  2016      2.62          0.50 - 2.25        (0.13) - 1.69
                                  2015      2.76          0.50 - 2.25      (2.14) - (0.39)

  BHFTII MetLife Mid Cap          2019      1.21          0.50 - 2.25        22.77 - 24.94
     Stock Index Division         2018      1.09          0.50 - 2.25    (13.49) - (11.95)
                                  2017      1.22          0.50 - 2.25        13.06 - 15.05
                                  2016      1.11          0.50 - 2.25        17.47 - 19.54
                                  2015      1.00          0.50 - 2.25      (4.79) - (2.52)

  BHFTII MetLife MSCI EAFE(R)     2019      2.54          0.50 - 2.25        18.85 - 20.94
     Index Division               2018      2.83          0.50 - 2.25    (16.00) - (14.51)
                                  2017      2.57          0.50 - 2.25        21.84 - 23.99
                                  2016      2.46          0.50 - 2.25        (1.25) - 0.50
                                  2015      3.03          0.50 - 2.30      (3.52) - (1.36)

  BHFTII MetLife Russell 2000(R)  2019      1.03          0.50 - 2.25        22.52 - 24.68
     Index Division               2018      0.98          0.50 - 2.25    (13.17) - (11.63)
                                  2017      1.09          0.50 - 2.25        11.85 - 13.82
                                  2016      1.24          0.50 - 2.25        18.27 - 20.36
                                  2015      1.07          0.50 - 2.30      (6.66) - (3.68)

  BHFTII MetLife Stock Index      2019      2.05          0.50 - 2.25        27.89 - 30.30
     Division                     2018      1.71          0.50 - 2.25      (6.96) - (5.22)
                                  2017      1.68          0.50 - 2.25        18.54 - 20.76
                                  2016      1.91          0.50 - 2.25         8.90 - 10.95
                                  2015      1.65          0.50 - 2.25        (1.33) - 2.90

  BHFTII MFS(R) Total Return      2019      2.23          0.50 - 2.15        17.52 - 19.47
     Division                     2018      2.17          0.50 - 2.15      (7.82) - (6.28)
                                  2017      2.39          0.50 - 2.15         9.79 - 11.61
                                  2016      2.79          0.50 - 2.15          6.61 - 8.38
                                  2015      2.47          0.50 - 2.15      (2.52) - (0.90)

  BHFTII MFS(R) Value Division    2019      1.75          0.50 - 2.25        26.96 - 29.29
                                  2018      1.47          0.50 - 2.25     (12.25) - (7.60)
                                  2017      1.89          0.50 - 2.15        15.20 - 17.24
                                  2016      2.11          0.50 - 2.15        11.77 - 13.65
                                  2015      2.54          0.50 - 2.15        (2.39) - 2.33

                                    E-107

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------

  BHFTII Neuberger Berman              2019     7,645,037     4.01 - 45.24     287,729,651
     Genesis Division                  2018     8,679,175     3.14 - 35.14     255,498,599
                                       2017     9,828,019     1.67 - 37.96     314,115,956
                                       2016    11,028,717     2.98 - 33.04     306,388,412
                                       2015    12,205,331     1.24 - 28.04     289,271,341

  BHFTII T. Rowe Price Large           2019    15,477,657     2.50 - 51.46     629,369,388
     Cap Growth Division               2018    17,216,055     1.94 - 39.60     539,361,977
                                       2017    18,998,068     1.98 - 40.27     609,640,874
                                       2016    20,326,210     1.50 - 30.32     491,684,512
                                       2015    20,053,722     1.50 - 30.01     499,123,184

  BHFTII T. Rowe Price Small           2019     8,620,361     5.30 - 61.52     455,812,251
     Cap Growth Division               2018     9,657,475     4.04 - 46.55     388,577,931
                                       2017    10,715,353     4.38 - 50.18     467,200,326
                                       2016    11,498,401     3.62 - 41.16     412,938,416
                                       2015    12,314,868     3.28 - 37.11     405,415,335

  BHFTII Van Eck Global                2019     2,701,656     9.09 - 10.11      26,913,827
     Natural Resources Division        2018     2,687,622      8.26 - 9.10      24,101,859
                                       2017     2,921,930    11.85 - 12.93      37,269,860
                                       2016     2,736,220    12.18 - 13.17      35,592,317
                                       2015     3,453,656      8.65 - 9.26      31,642,400

  BHFTII Western Asset                 2019    12,363,002     1.20 - 44.27     422,719,703
     Management Strategic Bond         2018    13,731,347     1.09 - 38.95     422,543,762
     Opportunities Division            2017    15,854,082     1.15 - 40.79     514,265,588
                                       2016    17,633,082     1.08 - 37.98     535,867,222
                                       2015     7,434,184     1.01 - 35.24     189,250,242

  BHFTII Western Asset                 2019     7,078,457     2.00 - 23.25     130,271,257
     Management U.S. Government        2018     7,773,582     1.91 - 22.09     137,000,881
     Division                          2017     9,021,983     1.92 - 22.04     159,678,213
                                       2016     9,582,786     1.90 - 21.79     167,406,266
                                       2015    10,199,735     1.91 - 21.68     179,151,852

  BlackRock Global Allocation          2019         4,191    23.66 - 25.64         102,023
     V.I. Division                     2018         4,210    20.41 - 22.02          88,248
     (Commenced 11/19/2014             2017         4,188    22.44 - 24.09          96,276
     and began transactions in 2015)   2016        25,590    20.06 - 21.42         521,354
                                       2015        24,602    19.63 - 20.86         489,446

  Calvert VP SRI Balanced              2019     1,030,290    40.38 - 54.81      52,926,119
     Division                          2018     1,063,592    32.97 - 44.61      44,653,283
                                       2017     1,186,460    34.40 - 46.41      51,869,403
                                       2016     1,327,240    31.20 - 41.95      52,584,587
                                       2015     1,430,108    29.38 - 39.38      53,307,044

  Calvert VP SRI Mid Cap               2019       109,291            73.85       8,071,600
     Division                          2018       126,305            56.76       7,168,514
                                       2017       145,874            59.95       8,745,518
                                       2016       186,977            54.20      10,134,827
                                       2015       227,418            51.03      11,604,230

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  -----------------

  BHFTII Neuberger Berman              2019      0.12          0.50 - 2.15        26.73 - 28.76
     Genesis Division                  2018      0.23          0.50 - 2.25      (9.07) - (7.45)
                                       2017      0.29          0.50 - 2.15        13.16 - 14.91
                                       2016      0.34          0.50 - 2.15        16.02 - 17.80
                                       2015      0.29          0.50 - 2.15      (1.71) - (0.12)

  BHFTII T. Rowe Price Large           2019      0.26          0.50 - 2.25        27.68 - 29.94
     Cap Growth Division               2018      0.27          0.50 - 2.25      (3.37) - (1.65)
                                       2017      0.15          0.50 - 2.25        30.52 - 32.81
                                       2016      0.02          0.50 - 2.25        (0.73) - 1.03
                                       2015      0.04          0.50 - 2.25          1.40 - 9.96

  BHFTII T. Rowe Price Small           2019      0.02          0.50 - 2.25        29.88 - 32.17
     Cap Growth Division               2018      0.05          0.50 - 2.25      (8.87) - (7.25)
                                       2017      0.19          0.50 - 2.25        19.82 - 21.92
                                       2016      0.14          0.50 - 2.25         9.00 - 10.93
                                       2015      0.07          0.50 - 2.25          0.18 - 1.95

  BHFTII Van Eck Global                2019      0.34          1.10 - 2.05        10.07 - 11.12
     Natural Resources Division        2018        --          1.10 - 2.05    (30.31) - (29.64)
                                       2017        --          1.10 - 2.05      (2.75) - (1.82)
                                       2016      0.59          1.10 - 2.05        40.82 - 42.17
                                       2015      0.21          1.10 - 2.05    (34.12) - (33.49)

  BHFTII Western Asset                 2019      4.75          0.50 - 2.15        11.86 - 13.66
     Management Strategic Bond         2018      5.21          0.50 - 2.25      (6.17) - (4.51)
     Opportunities Division            2017      3.80          0.50 - 2.25          5.54 - 7.40
                                       2016      1.96          0.50 - 2.25          4.02 - 7.76
                                       2015      4.96          0.50 - 2.15      (4.04) - (2.35)

  BHFTII Western Asset                 2019      2.56          0.50 - 2.15          3.63 - 5.25
     Management U.S. Government        2018      2.11          0.50 - 2.25        (1.56) - 0.19
     Division                          2017      2.46          0.50 - 2.25        (0.58) - 1.17
                                       2016      2.41          0.50 - 2.25        (1.23) - 0.52
                                       2015      2.10          0.50 - 2.25      (1.92) - (0.19)

  BlackRock Global Allocation          2019      1.30          1.10 - 1.60        15.89 - 16.47
     V.I. Division                     2018      0.81          1.10 - 1.60      (9.05) - (8.60)
     (Commenced 11/19/2014             2017      0.30          1.10 - 1.60        11.91 - 12.47
     and began transactions in 2015)   2016      1.30          1.10 - 1.60          2.16 - 2.67
                                       2015      0.66          1.10 - 1.60      (2.57) - (0.60)

  Calvert VP SRI Balanced              2019      1.57          0.50 - 1.55        22.49 - 23.78
     Division                          2018      1.74          0.50 - 1.55      (4.17) - (3.16)
                                       2017      1.97          0.50 - 1.55        10.28 - 11.44
                                       2016      1.82          0.50 - 1.55          6.20 - 7.32
                                       2015      0.11          0.50 - 1.55      (3.70) - (2.68)

  Calvert VP SRI Mid Cap               2019      0.45                 0.95                30.13
     Division                          2018      0.52                 0.95               (5.33)
                                       2017      0.64                 0.95                10.61
                                       2016        --                 0.95                 6.23
                                       2015        --                 0.95               (4.19)

                                    E-108

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                 UNITS       HIGHEST ($)      ASSETS ($)
                                             ------------  ---------------  --------------

  Delaware VIP Small Cap               2019           448             1.55             697
     Value Division (Commenced         2018         5,992             1.22           7,333
     10/31/2013 and began              2017        14,842             1.48          22,010
     transactions in 2016)             2016        25,822             1.34          34,483

  Fidelity(R) VIP Contrafund           2019        66,654    10.19 - 10.84         717,804
     Division                          2018        72,718      7.85 - 8.34         603,131
                                       2017        89,664      8.51 - 9.01         805,722
                                       2016       161,557      7.08 - 7.48       1,206,624
                                       2015         2,695             6.65          17,911

  Fidelity(R) VIP                      2019     1,544,624   12.02 - 100.08      67,252,015
     Equity-Income Division            2018     1,815,376     9.56 - 79.28      63,735,707
                                       2017     2,048,365    10.56 - 87.27      78,340,010
                                       2016     2,327,096     9.48 - 78.04      80,761,382
                                       2015     2,619,253     8.15 - 66.75      77,695,085

  Fidelity(R) VIP Freedom 2020         2019       135,554    20.95 - 22.03       2,956,078
     Division                          2018        56,275    17.69 - 18.54       1,037,991
     (Commenced 5/1/2015               2017        63,006            19.92       1,255,251
     and began transactions in 2016)   2016        98,961            17.29       1,711,114

  Fidelity(R) VIP Freedom 2025         2019       158,625    22.46 - 23.62       3,657,061
     Division (Commenced 5/1/2015      2018        58,278    18.71 - 19.61       1,132,045
     and began transactions in 2016)   2017        38,578    20.57 - 21.23         819,000
                                       2016        79,781            18.22       1,453,626

  Fidelity(R) VIP Freedom 2030         2019       178,878    23.03 - 24.25       4,308,863
     Division (Commenced 5/1/2015      2018       149,868    18.81 - 19.71       2,953,022
     and began transactions in 2016)   2017       139,649    20.96 - 21.63       3,021,173
                                       2016       115,111            18.09       2,081,941

  Fidelity(R) VIP Freedom 2035         2019        15,788    31.21 - 32.22         499,141
     Division                          2018         4,218    24.86 - 25.59         105,591
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2040         2019        39,636    31.47 - 34.29       1,297,820
     Division                          2018        19,309    25.00 - 25.85         498,777
     (Commenced 5/1/2015               2017        18,419    28.39 - 29.02         534,464
     and began transactions in 2016)   2016         7,760            23.75         184,274

  Fidelity(R) VIP Freedom 2045         2019        26,012    32.04 - 33.08         851,015
     Division                          2018         4,811    25.30 - 26.04         124,900
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2050         2019        41,247    31.63 - 33.56       1,369,729
     Division (Commenced 5/1/2015      2018        13,729    25.54 - 26.41         362,109
     and began transactions in 2016)   2017         8,553            29.65         253,618
                                       2016         6,075            24.27         147,402

  Fidelity(R) VIP FundsManager         2019    15,805,863    15.79 - 16.12     252,823,113
     50% Division                      2018    18,690,885    13.67 - 13.93     258,652,350
                                       2017    21,200,158    14.72 - 14.98     315,705,343
                                       2016    22,355,817    13.13 - 13.34     296,580,947
                                       2015    22,380,417    12.86 - 13.05     290,525,141

                                                        FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------

  Delaware VIP Small Cap               2019      2.01                 0.90                26.99
     Value Division (Commenced         2018      0.61                 0.90              (17.47)
     10/31/2013 and began              2017      0.95                 0.90                11.05
     transactions in 2016)             2016      0.28                 0.90                30.23

  Fidelity(R) VIP Contrafund           2019      0.22          0.90 - 1.15        29.77 - 30.10
     Division                          2018      0.41          0.90 - 1.15      (7.71) - (7.48)
                                       2017      0.68          0.90 - 1.15        20.20 - 20.50
                                       2016      1.15          0.90 - 1.15          6.50 - 6.76
                                       2015      0.97                 1.15               (0.73)

  Fidelity(R) VIP                      2019      1.89          0.95 - 1.35        25.73 - 26.24
     Equity-Income Division            2018      2.20          0.95 - 1.35      (9.53) - (9.16)
                                       2017      1.66          0.95 - 1.35        11.38 - 11.83
                                       2016      2.27          0.95 - 1.35        16.44 - 16.91
                                       2015      3.06          0.95 - 1.35      (5.25) - (4.87)

  Fidelity(R) VIP Freedom 2020         2019      2.17          0.90 - 1.25        18.40 - 18.80
     Division                          2018      1.25          0.90 - 1.25      (6.92) - (5.28)
     (Commenced 5/1/2015               2017      1.16                 0.90                15.22
     and began transactions in 2016)   2016      2.32                 0.90                 4.85

  Fidelity(R) VIP Freedom 2025         2019      2.24          0.90 - 1.25         8.00 - 20.42
     Division (Commenced 5/1/2015      2018      1.34          0.90 - 1.25      (7.62) - (6.00)
     and began transactions in 2016)   2017      0.87          0.90 - 1.15        16.23 - 16.52
                                       2016      2.70                 0.90                 5.03

  Fidelity(R) VIP Freedom 2030         2019      1.87          0.90 - 1.25         8.63 - 23.00
     Division (Commenced 5/1/2015      2018      1.19          0.90 - 1.25      (8.88) - (7.27)
     and began transactions in 2016)   2017      0.96          0.90 - 1.15        19.32 - 19.62
                                       2016      2.70                 0.90                 5.42

  Fidelity(R) VIP Freedom 2035         2019      2.87          0.95 - 1.25         8.77 - 25.93
     Division                          2018      1.79          0.95 - 1.25      (9.85) - (9.67)
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2040         2019      2.04          0.50 - 1.30         9.54 - 27.08
     Division                          2018      0.96          0.90 - 1.25     (11.16) - (9.46)
     (Commenced 5/1/2015               2017      1.03          0.90 - 1.15        21.89 - 22.19
     and began transactions in 2016)   2016      2.03                 0.90                 5.57

  Fidelity(R) VIP Freedom 2045         2019      2.46          0.95 - 1.25         9.66 - 27.05
     Division                          2018      2.32          0.95 - 1.25    (10.45) - (10.27)
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2050         2019      2.34          0.90 - 1.45         9.43 - 27.07
     Division (Commenced 5/1/2015      2018      1.18          0.90 - 1.25     (10.94) - (9.48)
     and began transactions in 2016)   2017      1.09                 0.90                22.20
                                       2016      1.81                 0.90                 5.60

  Fidelity(R) VIP FundsManager         2019      1.61          1.90 - 2.05        15.50 - 15.67
     50% Division                      2018      1.35          1.90 - 2.05      (7.14) - (7.00)
                                       2017      1.15          1.90 - 2.05        12.14 - 12.31
                                       2016      1.24          1.90 - 2.05          2.11 - 2.26
                                       2015      1.24          1.90 - 2.05      (1.89) - (1.75)

                                    E-109

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31
                                             -------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO         NET
                                                UNITS        HIGHEST ($)    ASSETS ($)
                                             ------------  --------------  -------------

  Fidelity(R) VIP FundsManager         2019    15,189,665   15.48 - 15.97    239,540,942
     60% Division                      2018    17,207,125   13.12 - 13.50    229,662,248
                                       2017    19,728,179   14.32 - 14.70    286,973,777
                                       2016    22,614,243   12.50 - 12.80    286,717,673
                                       2015    24,528,850   12.19 - 12.44    302,657,716

  Fidelity(R) VIP Government           2019       330,518           16.38      5,414,916
     Money Market Division             2018       330,351           16.21      5,355,641
                                       2017       311,112           16.10      5,009,176
                                       2016       379,214    9.89 - 16.14      6,122,223
                                       2015       554,548   10.08 - 16.26      8,080,715

  Fidelity(R) VIP Growth               2019       744,359          132.39     98,544,772
     Division                          2018       879,956           99.50     87,558,490
                                       2017       980,268          100.62     98,637,848
                                       2016     1,115,679           75.17     83,862,383
                                       2015     1,266,107           75.28     95,310,704

  Fidelity(R) VIP Investment           2019       240,865           37.39      9,006,440
     Grade Bond Division               2018       255,936           34.42      8,809,328
                                       2017       293,120           34.93     10,239,907
                                       2016       365,398           33.84     12,364,481
                                       2015       424,477           32.61     13,843,675

  Fidelity(R) VIP Mid Cap              2019        51,631            8.60        444,178
     Division (Commenced               2018        59,331            7.05        418,140
     10/31/2013 and began              2017        81,118     7.96 - 8.34        676,874
     transactions in 2016)             2016        92,941            6.99        649,196

  FTVIPT Templeton Developing          2019        24,767            1.91         47,307
     Markets VIP Division              2018        88,922            1.52        135,271
     (Commenced 10/31/2013             2017        83,878            1.82        152,910
     and began transactions in 2016)   2016       168,845            1.31        221,198

  FTVIPT Templeton Foreign             2019            --            4.26             --
     VIP Division (Commenced           2018           159            3.82            609
     10/31/2013 and began              2017           159     4.27 - 4.56            726
     transactions in 2016.             2016           353            3.94          1,390
     Had no net assets at
     December 31, 2019.)

  Ivy VIP Asset Strategy               2019           110           18.95          2,080
     Division                          2018           128           15.77          2,017
     (Commenced 11/19/2014             2017           167           16.91          2,827
     and began transactions in 2015)   2016           183           14.49          2,650
                                       2015           191           15.07          2,882

  Janus Henderson Enterprise           2019        10,195           12.90        131,537
     Division (Commenced               2018        10,917            9.63        105,150
     10/31/2013 and began              2017        15,309            9.78        149,792
     transactions in 2016)             2016        31,893            7.77        247,764

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------

  Fidelity(R) VIP FundsManager         2019      1.49          1.85 - 2.10       17.98 - 18.28
     60% Division                      2018      1.18          1.85 - 2.10     (8.39) - (8.16)
                                       2017      1.05          1.85 - 2.10       14.56 - 14.85
                                       2016      1.22          1.85 - 2.10         2.61 - 2.87
                                       2015      1.10          1.85 - 2.10     (1.68) - (1.43)

  Fidelity(R) VIP Government           2019      1.99                 0.95                1.06
     Money Market Division             2018      1.64                 0.95                0.69
                                       2017      0.66                 0.95              (0.27)
                                       2016      0.20          0.95 - 2.05     (1.85) - (0.74)
                                       2015      0.02          0.95 - 2.05     (2.02) - (0.91)

  Fidelity(R) VIP Growth               2019      0.25                 0.95               33.05
     Division                          2018      0.24                 0.95              (1.11)
                                       2017      0.22                 0.95               33.87
                                       2016      0.04                 0.95              (0.15)
                                       2015      0.26                 0.95                6.17

  Fidelity(R) VIP Investment           2019      2.66                 0.95                8.63
     Grade Bond Division               2018      2.40                 0.95              (1.47)
                                       2017      2.28                 0.95                3.24
                                       2016      2.22                 0.95                3.76
                                       2015      2.51                 0.95              (1.53)

  Fidelity(R) VIP Mid Cap              2019      0.66                 0.90               22.07
     Division (Commenced               2018      0.36                 0.90             (15.54)
     10/31/2013 and began              2017      0.49          0.90 - 1.15       19.16 - 19.46
     transactions in 2016)             2016      0.46                 0.90               10.92

  FTVIPT Templeton Developing          2019      1.06                 0.90               25.56
     Markets VIP Division              2018      0.84                 0.90             (16.55)
     (Commenced 10/31/2013             2017      1.07                 0.90               39.15
     and began transactions in 2016)   2016      0.90                 0.90               16.39

  FTVIPT Templeton Foreign             2019        --                 0.90               11.52
     VIP Division (Commenced           2018      2.67                 0.90             (16.20)
     10/31/2013 and began              2017      2.30          0.90 - 1.15       15.36 - 15.65
     transactions in 2016.             2016      1.91                 0.90                6.21
     Had no net assets at
     December 31, 2019.)

  Ivy VIP Asset Strategy               2019      1.93                 1.35               20.15
     Division                          2018      1.81                 1.35              (6.71)
     (Commenced 11/19/2014             2017      1.58                 1.35               16.69
     and began transactions in 2015)   2016      0.58                 1.35              (3.87)
                                       2015      0.35                 1.35              (9.58)

  Janus Henderson Enterprise           2019      0.04                 0.90               33.95
     Division (Commenced               2018      0.10                 0.90              (1.56)
     10/31/2013 and began              2017      0.11                 0.90               25.95
     transactions in 2016)             2016      0.07                 0.90               11.10

                                    E-110

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------

  LMPVET ClearBridge Variable          2019         5,773             9.36          54,018
     Appreciation Division             2018         5,873             7.27          42,700
     (Commenced 10/31/2013             2017         6,486             7.47          48,429
     and began transactions in 2016)   2016         5,096             6.30          32,119

  LMPVET ClearBridge Variable          2019        41,412             1.83          75,932
     Dividend Strategy Division        2018        45,798             1.41          64,392
     (Commenced 10/31/2013             2017        46,671             1.49          69,596
     and began transactions in 2016)   2016        52,618             1.26          66,433

  LMPVET ClearBridge Variable          2019        92,711      4.74 - 5.01         462,772
     Large Cap Growth Division         2018       128,203      3.63 - 3.82         489,481
     (Commenced 10/31/2013             2017       132,067      3.67 - 3.86         508,988
     and began transactions in 2016)   2016       224,143      2.95 - 3.10         693,531

  LMPVET ClearBridge Variable          2019         8,421      4.93 - 5.18          43,535
     Small Cap Growth Division         2018         3,651             4.12          15,046
     (Commenced 10/31/2013             2017         6,825             4.02          27,439
     and began transactions in 2016)   2016        12,622             3.26          41,206

  LMPVIT Western Asset Core            2019        10,910             3.63          39,557
     Plus Division (Commenced          2018        25,469             3.26          83,068
     10/31/2013 and began              2017        31,136             3.37         104,815
     transactions in 2016)             2016        51,470             3.21         165,326

  Morgan Stanley VIF Global            2019         4,476    14.59 - 16.09          68,714
     Infrastructure Division           2018         5,120    11.59 - 12.72          62,114
                                       2017         4,622    12.79 - 13.96          61,644
                                       2016         4,158    11.55 - 12.54          49,884
                                       2015         5,480    10.20 - 11.03          58,000

  Oppenheimer Global                   2019            --               --              --
     Multi-Alternatives Fund/VA        2018         1,578      9.47 - 9.59          14,988
     Division                          2017         1,578     9.93 - 10.03          15,705
     (Commenced 4/28/2017
     and closed 4/26/2019)

  PIMCO VIT                            2019         5,237      6.60 - 6.77          34,970
     CommodityRealReturn(R)            2018         5,859      6.04 - 6.17          35,709
     Strategy Division                 2017         6,917      7.17 - 7.28          49,885
                                       2016         6,890      7.15 - 7.22          49,401
                                       2015         6,911      6.34 - 6.37          43,875

  PIMCO VIT Dynamic Bond               2019         8,103    10.38 - 10.65          85,343
     Division (Commenced               2018         8,338    10.08 - 10.29          85,042
     11/19/2014 and began              2017        11,816    10.17 - 10.33         121,046
     transactions in 2015)             2016        11,278      9.87 - 9.98         111,866
                                       2015         6,574      9.61 - 9.66          63,382

  PIMCO VIT Emerging Markets           2019         5,135    11.55 - 11.85          60,178
     Bond Division                     2018         6,000    10.26 - 10.47          62,180
                                       2017         6,421    10.98 - 11.15          71,038
                                       2016         8,142    10.18 - 10.29          83,339
                                       2015         7,377      9.16 - 9.21          67,775

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  -----------------

  LMPVET ClearBridge Variable          2019      1.43                 0.90                28.70
     Appreciation Division             2018      1.24                 0.90               (2.63)
     (Commenced 10/31/2013             2017      1.27                 0.90                18.48
     and began transactions in 2016)   2016      2.06                 0.90                 8.79

  LMPVET ClearBridge Variable          2019      1.45                 0.90                30.41
     Dividend Strategy Division        2018      1.56                 0.90               (5.71)
     (Commenced 10/31/2013             2017      1.52                 0.90                18.11
     and began transactions in 2016)   2016      1.98                 0.90                13.96

  LMPVET ClearBridge Variable          2019      0.31          0.90 - 1.15        30.65 - 30.98
     Large Cap Growth Division         2018      0.30          0.90 - 1.15      (1.13) - (0.88)
     (Commenced 10/31/2013             2017      0.20          0.90 - 1.15        24.33 - 24.64
     and began transactions in 2016)   2016      0.84          0.90 - 1.15          6.17 - 6.43

  LMPVET ClearBridge Variable          2019        --          0.90 - 1.15        25.42 - 25.74
     Small Cap Growth Division         2018        --                 0.90                 2.50
     (Commenced 10/31/2013             2017        --                 0.90                23.16
     and began transactions in 2016)   2016        --                 0.90                 4.85

  LMPVIT Western Asset Core            2019      3.02                 0.90                11.17
     Plus Division (Commenced          2018      3.42                 0.90               (3.11)
     10/31/2013 and began              2017      3.41                 0.90                 4.80
     transactions in 2016)             2016      5.53                 0.90                 3.61

  Morgan Stanley VIF Global            2019      2.55          1.10 - 1.60        25.84 - 26.47
     Infrastructure Division           2018      2.72          1.10 - 1.60      (9.36) - (8.90)
                                       2017      2.27          1.10 - 1.60        10.76 - 11.32
                                       2016      1.94          1.10 - 1.60        13.14 - 13.71
                                       2015      1.70          1.10 - 1.60    (15.25) - (14.83)

  Oppenheimer Global                   2019      1.10          1.10 - 1.35          2.94 - 3.03
     Multi-Alternatives Fund/VA        2018      0.17          1.10 - 1.35      (4.61) - (4.37)
     Division                          2017      0.19          1.10 - 1.35      (1.51) - (1.35)
     (Commenced 4/28/2017
     and closed 4/26/2019)

  PIMCO VIT                            2019      4.21          1.10 - 1.60          9.22 - 9.77
     CommodityRealReturn(R)            2018      1.86          1.10 - 1.60    (15.70) - (15.27)
     Strategy Division                 2017     10.82          1.10 - 1.60          0.32 - 0.82
                                       2016      0.87          1.10 - 1.60        12.80 - 13.37
                                       2015      2.81          1.10 - 1.60    (27.09) - (26.72)

  PIMCO VIT Dynamic Bond               2019      2.49          1.10 - 1.60          2.96 - 3.48
     Division (Commenced               2018      2.39          1.10 - 1.60      (0.88) - (0.38)
     11/19/2014 and began              2017      1.41          1.10 - 1.60          3.04 - 3.55
     transactions in 2015)             2016      1.41          1.10 - 1.60          2.77 - 3.28
                                       2015      6.69          1.10 - 1.60      (3.52) - (3.04)

  PIMCO VIT Emerging Markets           2019      4.12          1.10 - 1.60        12.61 - 13.17
     Bond Division                     2018      3.83          1.10 - 1.60      (6.53) - (6.06)
                                       2017      4.78          1.10 - 1.60          7.81 - 8.35
                                       2016      4.96          1.10 - 1.60        11.18 - 11.74
                                       2015      5.10          1.10 - 1.60      (4.08) - (3.60)

                                    E-111

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                           AS OF DECEMBER 31
                                             --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                 UNITS       HIGHEST ($)     ASSETS ($)
                                             ------------  --------------  --------------

  TAP 1919 Variable Socially           2019         4,540            6.71          30,482
     Responsive Balanced Division      2018         4,988            5.35          26,671
     (Commenced 12/13/2013             2017         4,430     5.11 - 5.45          24,126
     and began transactions in 2015)   2016         1,649     4.43 - 4.71           7,602
                                       2015           501            4.21           2,112

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------

  TAP 1919 Variable Socially           2019      0.94                  0.90              25.57
     Responsive Balanced Division      2018      1.09                  0.90             (1.83)
     (Commenced 12/13/2013             2017      1.34           0.90 - 1.15      15.41 - 15.70
     and began transactions in 2015)   2016      1.67           0.90 - 1.15        5.02 - 5.28
                                       2015      1.29                  1.15             (2.84)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the
    Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the
    Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to
    Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values.
    These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable
    Division.

9.  SUBSEQUENT EVENT

Since December 31, 2019, the COVID-19 virus has caused a pandemic, and governments and businesses have taken measures such as travel bans, quarantines, and social distancing to combat the spread of the virus. These have disrupted business activity, as well as causing economic slowdown and significant volatility in financial markets. The Company cannot determine or estimate the extent to which these events have affected the Separate Account's operations, business, financial results, or financial condition.

                                    E-112
                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                           Page
                                                                          ------
Report of Independent Registered Public Accounting Firm..................      2
Financial Statements at December 31, 2019 and 2018 and for the Years
  Ended December 31, 2019, 2018 and 2017:

     Note 1 -- Business, Basis of Presentation and Summary of

     Note 4 -- Deferred Policy Acquisition Costs, Value of Business

Financial Statement Schedules at December 31, 2019 and 2018 and for
  the Years Ended December 31, 2019, 2018 and 2017:
  Schedule I -- Consolidated Summary of Investments -- Other Than

                                    MLIC-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Metropolitan Life Insurance
Company

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Metropolitan
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the
Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the
results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (PCAOB) and are required to be independent with respect to the
Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 9, 2020

We have served as the Company's auditor since at least 1968; however, an earlier year could not be reliably determined.

                                    MLIC-2

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                        2019          2018
                                                    ------------- -------------
 Assets
 Investments:
 Fixed maturity securities available-for-sale, at
  estimated fair value (amortized cost: $154,397
  and $155,175, respectively)......................  $    169,564  $    159,073
 Mortgage loans (net of valuation allowances of
  $289 and $291, respectively; includes $210 and
  $210, respectively, relating to variable
  interest entities; includes $188 and $299,
  respectively, under the fair value option and
  $59 and $0, respectively, of mortgage loans
  held-for-sale)...................................        65,549        63,687
 Policy loans......................................         6,100         6,061
 Real estate and real estate joint ventures
  (includes $1,378 and $1,394, respectively,
  relating to variable interest entities and $127
  and $0, respectively, under the fair value
  option)..........................................         6,659         6,152
 Other limited partnership interests...............         4,954         4,481
 Short-term investments, at estimated fair value...         1,883         1,506
 Other invested assets (includes $1,085 and
  $1,130, respectively, of leveraged and direct
  financing leases and $94 and $113, respectively,
  relating to variable interest entities)..........        16,979        16,463
                                                    ------------- -------------
   Total investments...............................       271,688       257,423
 Cash and cash equivalents, principally at
  estimated fair value (includes $5 and $14,
  respectively, relating to variable interest
  entities)........................................         8,927         6,882
 Accrued investment income (includes $1 and $1,
  respectively, relating to variable interest
  entities)........................................         1,987         2,050
 Premiums, reinsurance and other receivables
  (includes $3 and $2, respectively, relating to
  variable interest entities)......................        22,435        21,829
 Deferred policy acquisition costs and value of
  business acquired................................         3,453         4,117
 Deferred income tax asset.........................            --            43
 Other assets (includes $2 and $2, respectively,
  relating to variable interest entities)..........         4,460         3,723
 Separate account assets...........................       117,867       110,850
                                                    ------------- -------------
   Total assets....................................  $    430,817  $    406,917
                                                    ============= =============
 Liabilities and Equity
 Liabilities
 Future policy benefits............................  $    128,304  $    126,099
 Policyholder account balances.....................        91,708        90,656
 Other policy-related balances.....................         7,732         7,264
 Policyholder dividends payable....................           495           494
 Policyholder dividend obligation..................         2,020           428
 Payables for collateral under securities loaned
  and other transactions...........................        20,365        18,472
 Short-term debt...................................           128           129
 Long-term debt (includes $5 and $5, respectively,
  at estimated fair value, relating to variable
  interest entities)...............................         1,548         1,567
 Current income tax payable........................           388           611
 Deferred income tax liability.....................         1,568            --
 Other liabilities.................................        26,082        24,620
 Separate account liabilities......................       117,867       110,850
                                                    ------------- -------------
   Total liabilities...............................       398,205       381,190
                                                    ------------- -------------
 Contingencies, Commitments and Guarantees (Note
  16)
 Equity
 Metropolitan Life Insurance Company stockholder's
  equity:
 Common stock, par value $0.01 per share;
  1,000,000,000 shares authorized; 494,466,664
  shares issued and outstanding....................             5             5
 Additional paid-in capital........................        12,455        12,450
 Retained earnings.................................         9,943         9,512
 Accumulated other comprehensive income (loss).....        10,025         3,562
                                                    ------------- -------------
   Total Metropolitan Life Insurance Company
    stockholder's equity...........................        32,428        25,529
 Noncontrolling interests..........................           184           198
                                                    ------------- -------------
   Total equity....................................        32,612        25,727
                                                    ------------- -------------
   Total liabilities and equity....................  $    430,817  $    406,917
                                                    ============= =============

       See accompanying notes to the consolidated financial statements.

                                    MLIC-3

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                       2019          2018         2017
                                                   ------------  ------------ ------------
Revenues
Premiums..........................................  $    21,608   $    26,613  $    22,925
Universal life and investment-type product policy
 fees.............................................        2,037         2,124        2,227
Net investment income.............................       10,973        10,919       10,513
Other revenues....................................        1,573         1,586        1,570
Net investment gains (losses).....................          346           153          334
Net derivative gains (losses).....................         (288)          766         (344)
                                                   ------------  ------------ ------------
 Total revenues...................................       36,249        42,161       37,225
                                                   ------------  ------------ ------------
Expenses
Policyholder benefits and claims..................       24,051        29,097       25,792
Interest credited to policyholder account balances        2,624         2,479        2,235
Policyholder dividends............................        1,038         1,085        1,097
Other expenses....................................        4,976         5,191        5,135
                                                   ------------  ------------ ------------
 Total expenses...................................       32,689        37,852       34,259
                                                   ------------  ------------ ------------
 Income (loss) before provision for income tax....        3,560         4,309        2,966
Provision for income tax expense (benefit)........          148           173         (561)
                                                   ------------  ------------ ------------
 Net income (loss)................................        3,412         4,136        3,527
Less: Net income (loss) attributable to
 noncontrolling interests.........................           (6)            6            2
                                                   ------------  ------------ ------------
 Net income (loss) attributable to Metropolitan
   Life Insurance Company.........................  $     3,418   $     4,130  $     3,525
                                                   ============  ============ ============

       See accompanying notes to the consolidated financial statements.

                                    MLIC-4

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                       2019         2018         2017
                                                   -----------  -----------  -----------
Net income (loss).................................  $    3,412   $    4,136   $    3,527
Other comprehensive income (loss):
Unrealized investment gains (losses), net of
 related offsets..................................       8,053       (6,318)       4,079
Unrealized gains (losses) on derivatives..........         279          346         (848)
Foreign currency translation adjustments..........         (32)         (20)          26
Defined benefit plans adjustment..................        (143)       2,409          129
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), before income
   tax............................................       8,157       (3,583)       3,386
Income tax (expense) benefit related to items of
 other comprehensive income (loss)................      (1,711)         793       (1,077)
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), net of income
   tax............................................       6,446       (2,790)       2,309
                                                   -----------  -----------  -----------
Comprehensive income (loss).......................       9,858        1,346        5,836
Less: Comprehensive income (loss) attributable to
 noncontrolling interest, net of income tax.......          (6)           6            2
                                                   -----------  -----------  -----------
 Comprehensive income (loss) attributable to
   Metropolitan Life Insurance Company............  $    9,864   $    1,340   $    5,834
                                                   ===========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                                    MLIC-5

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                  Accumulated           Total
                                         Additional                  Other        Metropolitan Life
                                Common    Paid-in      Retained   Comprehensive   Insurance Company    Noncontrolling   Total
                                Stock     Capital     Earnings   Income (Loss)   Stockholder's Equity    Interests      Equity
                               -------- -----------  ----------  -------------- --------------------- --------------- ---------
Balance at December 31, 2016.. $      5 $    14,413  $    9,033   $     3,119      $       26,570        $     190    $  26,760
Capital contributions from
 MetLife, Inc.................                    6                                             6                             6
Returns of capital............                  (20)                                          (20)                          (20)
Purchase of operating joint
 venture interest from former
 affiliate....................                 (249)                                         (249)                         (249)
Dividends to MetLife, Inc.....                           (2,523)                           (2,523)                       (2,523)
Change in equity of
 noncontrolling interests.....                                                                 --              (49)         (49)
Net income (loss).............                            3,525                             3,525                2        3,527
Other comprehensive income
 (loss), net of income tax....                                          2,309               2,309                         2,309
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at December 31, 2017..        5      14,150      10,035         5,428              29,618              143       29,761
Cumulative effects of changes
 in accounting principles,
 net of income tax (Note 1)...                             (917)          924                   7                             7
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at January 1, 2018....        5      14,150       9,118         6,352              29,625              143       29,768
Capital contributions from
 MetLife, Inc.................                   74                                            74                            74
Returns of capital............                   (2)                                           (2)                           (2)
Transfer of employee benefit
 plans to an affiliate (Note
 14)..........................               (1,772)                                       (1,772)                       (1,772)
Dividends to MetLife, Inc.....                           (3,736)                           (3,736)                       (3,736)
Change in equity of
 noncontrolling interests.....                                                                 --               49           49
Net income (loss).............                            4,130                             4,130                6        4,136
Other comprehensive income
 (loss), net of income tax....                                         (2,790)             (2,790)                       (2,790)
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at December 31, 2018..        5      12,450       9,512         3,562              25,529              198       25,727
Cumulative effects of changes
 in accounting principles,
 net of income tax (Note 1)...                               78            17                  95                            95
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at January 1, 2019....        5      12,450       9,590         3,579              25,624              198       25,822
Capital contributions from
 MetLife, Inc.................                    5                                             5                             5
Dividends to MetLife, Inc.....                           (3,065)                           (3,065)                       (3,065)
Change in equity of
 noncontrolling interests.....                                                                 --               (8)          (8)
Net income (loss).............                            3,418                             3,418               (6)       3,412
Other comprehensive income
 (loss), net of income tax....                                          6,446               6,446                         6,446
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at December 31, 2019.. $      5 $    12,455  $    9,943   $    10,025      $       32,428        $     184    $  32,612
                               ======== ===========  ==========   ===========      ==============        =========    =========

       See accompanying notes to the consolidated financial statements.

                                    MLIC-6

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                        2019            2018            2017
                                                  ---------------  --------------  --------------
Cash flows from operating activities
Net income (loss)................................ $         3,412  $        4,136  $        3,527
Adjustments to reconcile net income (loss) to
 net cash provided by (used in) operating
 activities:
 Depreciation and amortization expenses..........              99             264             395
 Amortization of premiums and accretion of
  discounts associated with investments, net.....            (823)           (907)           (823)
 (Gains) losses on investments and from sales of
  businesses, net................................            (346)           (153)           (334)
 (Gains) losses on derivatives, net..............             499            (346)            900
 (Income) loss from equity method investments,
  net of dividends or distributions..............             366             375             314
 Interest credited to policyholder account
  balances.......................................           2,624           2,479           2,235
 Universal life and investment-type product
  policy fees....................................          (2,037)         (2,124)         (2,227)
 Change in fair value option and trading
  securities.....................................            (151)              3              17
 Change in accrued investment income.............              45              11             (40)
 Change in premiums, reinsurance and other
  receivables....................................            (200)           (309)            277
 Change in deferred policy acquisition costs and
  value of business acquired, net................             197             436             180
 Change in income tax............................            (351)            911          (2,200)
 Change in other assets..........................             961             947             309
 Change in insurance-related liabilities and
  policy-related balances........................           1,571           3,997           4,029
 Change in other liabilities.....................             277          (1,675)           (156)
 Other, net......................................              (1)            (19)            (49)
                                                  ---------------  --------------  --------------
  Net cash provided by (used in) operating
    activities...................................           6,142           8,026           6,354
                                                  ---------------  --------------  --------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities available-for-sale....          49,464          67,609          53,984
 Equity securities...............................             183             135             831
 Mortgage loans..................................          11,482           8,908           8,810
 Real estate and real estate joint ventures......           1,101           1,131             955
 Other limited partnership interests.............             494             479             565
Purchases and originations of:
 Fixed maturity securities available-for-sale....         (48,421)        (61,109)        (55,973)
 Equity securities...............................             (49)           (161)           (607)
 Mortgage loans..................................         (13,458)        (13,968)        (10,680)
 Real estate and real estate joint ventures......          (1,443)           (463)           (885)
 Other limited partnership interests.............            (971)           (871)           (794)
Cash received in connection with freestanding
 derivatives.....................................           1,759           1,798           1,661
Cash paid in connection with freestanding
 derivatives.....................................          (1,957)         (2,258)         (2,688)
Net change in policy loans.......................             (39)            (55)            (61)
Net change in short-term investments.............            (377)          1,671           1,623
Net change in other invested assets..............              (8)            351            (177)
Net change in property, equipment and leasehold
 improvements....................................              60             209            (177)
Other, net.......................................              (4)              4              --
                                                  ---------------  --------------  --------------
 Net cash provided by (used in) investing
  activities..................................... $        (2,184) $        3,410  $       (3,613)
                                                  ---------------  --------------  --------------

       See accompanying notes to the consolidated financial statements.

                                    MLIC-7

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                        2019             2018             2017
                                                  ---------------  ---------------  ---------------
Cash flows from financing activities
Policyholder account balances:
  Deposits....................................... $        74,049  $        74,550  $        70,258
  Withdrawals....................................         (74,571)         (78,746)         (70,215)
Net change in payables for collateral under
 securities loaned and other transactions........           1,893           (1,399)            (525)
Long-term debt issued............................              --               24              169
Long-term debt repaid............................             (28)            (109)             (92)
Financing element on certain derivative
 instruments and other derivative related
 transactions, net...............................            (175)            (149)            (300)
Dividends paid to MetLife, Inc...................          (3,065)          (3,736)          (2,523)
Return of capital associated with the purchase
 of operating joint venture interest from an
 affiliate.......................................              --               --             (249)
Other, net.......................................             (19)             (54)              88
                                                  ---------------  ---------------  ---------------
  Net cash provided by (used in) financing
   activities....................................          (1,916)          (9,619)          (3,389)
                                                  ---------------  ---------------  ---------------
Effect of change in foreign currency exchange
 rates on cash and cash equivalents balances.....               3               (4)               3
                                                  ---------------  ---------------  ---------------
  Change in cash and cash equivalents............           2,045            1,813             (645)
Cash and cash equivalents, beginning of year.....           6,882            5,069            5,714
                                                  ---------------  ---------------  ---------------
  Cash and cash equivalents, end of year......... $         8,927  $         6,882  $         5,069
                                                  ===============  ===============  ===============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest......................................... $           104  $           107  $           105
                                                  ===============  ===============  ===============
Income tax....................................... $           552  $           483  $         1,693
                                                  ===============  ===============  ===============
Non-cash transactions
Capital contributions from MetLife, Inc.......... $             5  $            74  $             6
                                                  ===============  ===============  ===============
Returns of capital............................... $            --  $            --  $            15
                                                  ===============  ===============  ===============
Operating lease liability associated with the
 recognition of right-of-use assets.............. $           152  $            --  $            --
                                                  ===============  ===============  ===============
Transfer of employee benefit plans to an
 affiliate....................................... $            --  $         1,772  $            --
                                                  ===============  ===============  ===============
Fixed maturity securities available-for-sale
 received in connection with pension risk
 transfer transactions........................... $            --  $         3,016  $            --
                                                  ===============  ===============  ===============
Reclassification of certain equity securities to
 other invested assets........................... $            --  $           733  $            --
                                                  ===============  ===============  ===============
Transfer of fixed maturity securities
 available-for-sale from affiliates.............. $            --  $            --  $           292
                                                  ===============  ===============  ===============

       See accompanying notes to the consolidated financial statements.

                                    MLIC-8

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively,
"MLIC" or the "Company") is a provider of insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and
MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of
  Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws.
  Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  .   assets supporting the contract liabilities are legally insulated from the
      Company's general account liabilities;

  .   investment objectives are directed by the contractholder; and

  .   all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform to the current year presentation as discussed throughout the Notes to the Consolidated
  Financial Statements.

                                    MLIC-9

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

---------------------------------------------------------------------------------------------
Accounting Policy                                                                        Note
---------------------------------------------------------------------------------------------
Insurance                                                                               3
---------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     4
---------------------------------------------------------------------------------------------
Reinsurance                                                                             5
---------------------------------------------------------------------------------------------
Investments                                                                             7
---------------------------------------------------------------------------------------------
Derivatives                                                                             8
---------------------------------------------------------------------------------------------
Fair Value                                                                              9
---------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                  14
---------------------------------------------------------------------------------------------
Income Tax                                                                              15
---------------------------------------------------------------------------------------------
Litigation Contingencies                                                                16
---------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards.
   Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are
   "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the life of the contract based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the S&P Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

                                    MLIC-10

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit adjusted for withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid.
   Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of a specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
   (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), elective annuitizations of guaranteed minimum income benefits ("GMIBs"), and the life contingent portion of GMIBs that require annuitization when the account balance goes to zero.

     Guarantees accounted for as embedded derivatives in policyholder account balances include guaranteed minimum accumulation benefits ("GMABs"), the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, premiums received in advance, unearned revenue liabilities, obligations assumed under structured settlement assignments, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, and dental claims. In addition, included in other policy-related balances are claims which have been reported but not yet settled for death, disability and dental. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of
   IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     The unearned revenue liability relates to universal life and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     See Note 3 for additional information on obligations assumed under structured settlement assignments.

   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders.
   Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to short-duration non-medical health, disability and accident & health contracts are recognized on a pro rata basis over the applicable contract term.

                                    MLIC-11

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  .   the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  .   other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience with the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 4 for additional information on DAC and VOBA amortization.
  Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

                                    MLIC-12

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity, and to other liabilities when there is a loss at inception.
  The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception, and as policyholder benefits and claims when there is a loss at inception and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed)
  premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated
  net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The
  Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance

                                    MLIC-13

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

     The majority of the Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Sales of securities are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 7 "-- Fixed Maturity
   Securities AFS -- Methodology for Amortization of Premium and Accretion of
   Discount on Structured Products." The amortization of premium and accretion of discount also takes into consideration call and maturity dates.

     The Company periodically evaluates these securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 7 "-- Fixed Maturity Securities
   AFS -- Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating
   Temporarily Impaired Fixed Maturity Securities AFS."

     For securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings within net investment gains
   (losses) when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
   or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value.
   If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 7.

                                    MLIC-14

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount.

     Also included in mortgage loans held-for-investment are residential mortgage loans for which the fair value option ("FVO") was elected, and which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

     Mortgage loans held-for-sale that were previously designated as held-for-investment, but now are designated as held-for-sale and mortgage loans originated with the intent to sell for which FVO was not elected, are stated at the lower of amortized cost or estimated fair value.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest are deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting or the FVO for real estate joint ventures and other limited partnership interests ("investee")
   when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings in net investment income on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company accounts for its interest in real estate joint ventures and other limited partnership interests in which it has virtually no influence over the investee's operations at estimated fair value. Changes in estimated fair value of these investments are included in net investment gains
   (losses). Because of the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

                                    MLIC-15

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   Short-term Investments

     Short-term investments include highly liquid securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. Securities included within short-term investments are stated at estimated fair value, while other investments included within short-term investments are stated at amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   .  Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   .  Affiliated investments include affiliated loans and affiliated preferred stock. Affiliated loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount. Affiliated preferred stock is stated at cost.
      Dividends are recognized in net investment income when declared.

   .  Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method.
      Otherwise, the investment is accounted for under the equity method. See
      Note 15.

   .  Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 3.

   .  Leveraged leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less the unearned income, and is recorded net of non-recourse debt. Income is determined by applying the leveraged lease's estimated rate of return to the net investment in the lease in those periods in which the net investment at the beginning of the period is positive. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

   .  Investments in Federal Home Loan Bank ("FHLB") common stock are carried at redemption value and are considered restricted investments until redeemed by the respective regional FHLBs.

   .  Equity securities are reported at their estimated fair value, with changes in estimated fair value included in net investment gains
      (losses). Sales of securities are determined on a specific identification basis. Dividends are recognized in net investment income when declared.

   .  Fair value option securities ("FVO Securities") are primarily investments in fixed maturity securities held-for-investment that are managed on a total return basis where the FVO has been elected, with changes in estimated fair value included in net investment income.

   .  Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

   .  Direct financing leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less unearned income.
      Income is determined by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

   .  Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The
      Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

                                    MLIC-16

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   Securities Lending and Repurchase Agreements

     The Company accounts for securities lending transactions and repurchase agreements as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions and repurchase agreements are reported as investment income and investment expense, respectively, within net investment income.

   Securities Lending

     The Company enters into securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.
   Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's consolidated financial statements. The Company monitors the ratio of the collateral held to the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan.

   Repurchase Agreements

     The Company participates in short-term repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends fixed maturity securities and receives cash as collateral in an amount generally equal to 95% to 100% of the estimated fair value of the securities loaned at the inception of the transaction. The Company monitors the ratio of the collateral held to the estimated fair value of the securities loaned throughout the duration of the transaction and additional collateral is obtained as necessary. Securities loaned under such transactions may be sold or re-pledged by the transferee.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivative's carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

Statement of Operations Presentation:  Derivative:
-----------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
-----------------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint ventures
-----------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  .   Fair value hedge -- a hedge of the estimated fair value of a recognized asset or liability -- in the same line item as the earnings effect of the hedged item. The carrying value of the hedged recognized asset or liability is adjusted for changes in its estimated fair value due to the hedged risk.

                                    MLIC-17

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  .   Cash flow hedge -- a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability - in OCI and reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item.
   Provided the hedged forecasted transaction is still probable of occurring, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable of occurring are recognized immediately in net investment gains
   (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company issues certain insurance products, which include variable annuities, and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   .  the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   .  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   .  a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly

                                    MLIC-18

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income.
   Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such unadjusted quoted prices are not available, estimated fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    Through September 30, 2018, the Company sponsored various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    As of October 1, 2018, except for the nonqualified defined benefit pension plan, the plan sponsor was changed from the Company to an affiliate.
  Following such change, the Company remains a participating affiliate in these plans. Accordingly, beginning October 1, 2018, the Company's obligation and expense related to such plans is limited to the amount of associated expense allocated to it as a participating affiliate.

    The Company recognizes the funded status of each of its defined benefit pension and other postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in
  AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management's estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    Through September 30, 2018, the Company also sponsored defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions were made each payroll period. Accordingly, the Company recognized compensation cost for current matching contributions. As of October 1, 2018, except for the nonqualified defined contribution plan, the plan sponsor was changed from the
  Company to an affiliate.

                                    MLIC-19

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

    See Note 14 for information on the plan sponsor change.

  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated
  U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses)
  are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100%
  of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life
  Insurance Company or its includable subsidiaries have current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by
  Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  .   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  .   the length of time that carryforward can be utilized in the various taxing jurisdictions;

  .   future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                                    MLIC-20

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R. 1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 15 for additional information on U.S. Tax Reform and related Staff
  Accounting Bulletin 118 ("SAB 118") provisional amounts.

  Litigation Contingencies

    The Company is a defendant in a large number of litigation matters and is involved in a number of regulatory investigations. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the
  Company's consolidated net income or cash flows in particular quarterly or annual periods. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.
  Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the
  Company's consolidated financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     The Company recognizes stock-based compensation on its consolidated results of operations based on MetLife, Inc.'s allocation. MetLife, Inc.
   applies the accounting policies described below to determine those expenses.

     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 through 2018, and cash-payable awards, each of which are re-measured quarterly, MetLife, Inc.
   measures the cost of all stock-based transactions at fair value at grant date and recognizes it over the period during which a grantee must provide services in exchange for the award. Employees who meet certain age-and-service criteria receive payment or may exercise their awards regardless of ending employment. However, the award's payment or exercisability takes place at the originally-scheduled time, i.e., is not accelerated. As a result, the award does not require the employee to provide any substantive service after attaining those age-and-service criteria.
   Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards from the beginning of the vesting to the earlier of the end of the vesting period or the date the employee attains the age-and-service criteria. MetLife, Inc. incorporates an estimation of future forfeitures of stock-based awards into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Securities included within cash equivalents are stated at estimated fair value, while other investments included within cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to
   25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $890 million and $926 million at December 31,
   2019 and 2018, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $635 million and
   $572 million at December 31, 2019 and 2018, respectively. Related depreciation and amortization expense was $24 million, $81 million and
   $124 million for the years ended December 31, 2019, 2018 and 2017, respectively.

                                    MLIC-21

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.3 billion at both December 31, 2019 and 2018. Accumulated amortization of capitalized software was $1.3 billion at both December 31, 2019 and 2018. Related amortization expense was $0, $90 million and $164 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     During the year ended December 31, 2018, the Company sold to an affiliate certain property, equipment, leasehold improvements and computer software at carrying value for a total of $785 million.

   Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space and equipment. At contract inception, the
   Company determines that an arrangement contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. For contracts that contain a lease, the
   Company recognizes the right-of-use ("ROU") asset in Other assets and the lease liability in Other liabilities. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

     ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. ROU assets and lease liabilities are determined using the Company's incremental borrowing rate based upon information available at commencement date to recognize the present value of lease payments over the lease term. ROU assets also include lease payments and excludes lease incentives. Lease terms may include options to extend or terminate the lease and are included in the lease measurement when it is reasonably certain that the Company will exercise that option.

     The Company has lease agreements with lease and non-lease components. The
   Company does not separate lease and non-lease components and accounts for these items as a single lease component for all asset classes.

     The majority of the Company's leases and subleases are operating leases related to office space. The Company recognizes lease expense for operating leases on a straight-line basis over the lease term.

   Other Revenues

     Other revenues primarily include fees related to service contracts from customers for prepaid legal plans, administrative services-only ("ASO")
   contracts, and recordkeeping and related services. Substantially all of the revenue from the services is recognized over time as the applicable services are provided or are made available to the customers. The revenue recognized includes variable consideration to the extent it is probable that a significant reversal will not occur. In addition to the service fees, other revenues also include certain stable value fees and reinsurance ceded. These fees are recognized as earned.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life
   Insurance Company's Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life
   Insurance Company.

   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to
   U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year.
   The resulting translation adjustments are charged or credited directly to
   OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                                    MLIC-22

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a quantitative impairment test. In performing the quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.

     For the 2019 annual goodwill impairment tests, the Company concluded that goodwill was not impaired. The goodwill balance was $86 million and
   $70 million in the U.S. segment at December 31, 2019 and 2018, respectively.
   The goodwill balance was $31 million in the MetLife Holdings segment at both
   December 31, 2019 and 2018.

Recent Accounting Pronouncements

  Changes to GAAP are established by the Financial Accounting Standards Board
("FASB") in the form of accounting standards updates ("ASUs") to the FASB
Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. The following tables provide a description of new ASUs issued by the FASB and the impact of the adoption on the Company's consolidated financial statements.

  Adoption of New Accounting Pronouncements

    Except as noted below, the ASUs adopted by the Company effective January 1,
  2019 did not have a material impact on its consolidated financial statements or disclosures.

     Standard                      Description                Effective Date and       Impact on Financial Statements
                                                              Method of Adoption
---------------------------------------------------------------------------------------------------------------------------
ASU 2018-14,         The new guidance removes certain         December 31, 2020.  The adoption of the new guidance did not
Compensation-        disclosures that no longer are           The Company early   have an impact on the Company's
Retirement           considered cost beneficial, clarifies    adopted using a     consolidated financial statements. The
Benefits-Defined     the specific requirements of certain     retrospective       Company has included updated disclosures
Benefit Plans-       disclosures, and adds disclosure         approach to all     within Note 14.
General (Subtopic    requirements identified as relevant for  periods presented.
715-20): Disclosure  employers that sponsor defined benefit
Framework-           pension or other postretirement plans.
Changes to the
Disclosure
Requirements for
Defined Benefit
Plans

                                    MLIC-23

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Standard                   Description               Effective Date and          Impact on Financial Statements
                                                          Method of Adoption
-----------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,         The new guidance simplifies the     January 1, 2019. The  The adoption of the guidance resulted in an
Derivatives and      application of hedge accounting in  Company adopted       $18 million, net of income tax, increase to
Hedging              certain situations and amends the   using a modified      AOCI with a corresponding decrease to
(Topic 815):         hedge accounting model to enable    retrospective         retained earnings due to the reclassification
Targeted             entities to better portray the      approach.             of hedge ineffectiveness for cash flow
Improvements to      economics of their risk management                        hedging relationships existing as of
Accounting for       activities in their financial                             January 1, 2019. The Company has
Hedging Activities,  statements.                                               included expanded disclosures within
as clarified and                                                               Note 8.
amended by ASU
2019-04,
Codification
Improvements to
Topic 326,
Financial
Instruments --
Credit Losses,
Topic 815,
Derivatives and
Hedging, and
Topic 825,
Financial
Instruments
-----------------------------------------------------------------------------------------------------------------------------
ASU 2016-02,         The new guidance requires a lessee  January 1, 2019. The  The Company elected the package of
Leases (Topic 842),  to recognize assets and             Company adopted       practical expedients allowed under the
as clarified and     liabilities for leases with lease   using a modified      transition guidance. This allowed the
amended by ASU       terms of more than 12 months.       retrospective         Company to carry forward its historical
2018-10,             Leases are classified as finance    approach.             lease classification. In addition, the
Codification         or operating leases and both types                        Company elected all other practical
Improvements to      of leases are recognized on the                           expedients that were allowed under the
Topic 842, Leases,   balance sheet. Lessor accounting                          new guidance and were applicable,
ASU 2018-11,         remains largely unchanged from                            including the practical expedient to
Leases (Topic        previous guidance except for                              combine lease and non-lease components
842): Targeted       certain targeted changes. The new                         into one lease component for certain real
Improvements, and    guidance also requires new                                estate leases.
ASU 2018-20,         qualitative and quantitative                              The adoption of this guidance resulted in
Leases (Topic        disclosures. In July 2018, two                            the recording of additional net ROU assets
842): Narrow-        amendments to the new guidance                            and lease liabilities of approximately
Scope                were issued. The amendments                               $866 million and $950 million,
Improvements for     provide the option to adopt the                           respectively, as of January 1, 2019. The
Lessors              new guidance prospectively without                        reduction of ROU assets was a result of
                     adjusting comparative periods.                            adjustments for prepaid/deferred
                     Also, the amendments provide                              rent, unamortized initial direct costs and
                     lessors with a practical expedient                        impairment of certain ROU assets based on
                     not to separate lease and                                 the net present value of the remaining
                     non-lease components for certain                          minimum lease payments and sublease
                     operating leases. In December                             revenues. In addition, retained earnings
                     2018, an amendment was issued to                          increased by $95 million, net of income
                     clarify lessor accounting relating                        tax, as a result of the recognition of
                     to taxes, certain lessor's costs                          deferred gains on previous sale leaseback
                     and variable payments related to                          transactions. The guidance did not have a
                     both lease and non-lease                                  material impact on the Company's
                     components.                                               consolidated net income and cash flows.
                                                                               The Company has included expanded
                                                                               disclosures on the consolidated balance
                                                                               sheets and in Notes 7 and 10.

                                    MLIC-24

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

Future Adoption of New Accounting Pronouncements

  ASUs not listed below were assessed and either determined to be not applicable or are not expected to have a material impact on the Company's consolidated financial statements or disclosures. ASUs issued but not yet adopted as of December 31, 2019 that are currently being assessed and may or may not have a material impact on the Company's consolidated financial statements or disclosures are summarized in the table below.

-------------------------------------------------------------------------------------------------------------------------------
                                                                 Effective Date and
     Standard                      Description                   Method of Adoption         Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------------
ASU 2019-12,         The new guidance simplifies the          January 1, 2021. The      The Company has started its
Income Taxes         accounting for income taxes by removing  new guidance should       implementation efforts and is
(Topic 740):         certain exceptions to the tax            be applied either on a    currently evaluating the impact of the
Simplifying the      accounting guidance and providing        retrospective, modified   new guidance on its consolidated
Accounting for       clarification to other specific tax      retrospective or          financial statements.
Income Taxes         accounting guidance to eliminate         prospective basis based
                     variations in practice. Specifically,    on what items the
                     it removes the exceptions related to     amendments relates to.
                     the a) incremental approach for          Early adoption is
                     intraperiod tax allocation when there    permitted.
                     is a loss from continuing operations
                     and income or a gain from other items,
                     b) recognition of a deferred tax
                     liability when foreign investment
                     ownership changes from equity method
                     investment to consolidated subsidiary
                     and vice versa and c) use of interim
                     period tax accounting for year-to-date
                     losses that exceed anticipated losses.
                     The guidance also simplifies the
                     application of the income tax guidance
                     for franchise taxes that are partially
                     based on income and the accounting for
                     tax law changes during interim periods,
                     clarifies the accounting for
                     transactions that result in a step-up
                     in tax basis of goodwill, provides for
                     the option to elect allocation of
                     consolidated income taxes to entities
                     disregarded by taxing authorities for
                     their stand-alone reporting, and
                     requires that an entity reflect the
                     effect of an enacted change in tax laws
                     or rates in the annual effective tax
                     rate computation in the interim period
                     that includes the enactment date.
-------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,         The new guidance requires a customer in  January 1, 2020. The      The new guidance will not have a
Intangibles --       a cloud computing arrangement that is a  new guidance can be       material impact on the Company's
Goodwill and         service contract to follow the           applied either            consolidated financial statements and
Other --             internal-use software guidance to        prospectively to          will be adopted prospectively.
Internal-Use         determine which implementation costs to  eligible costs incurred
Software (Subtopic   capitalize as an asset and which costs   on or after the
350-40): Customer's  to expense as incurred. Implementation   guidance is first
Accounting for       costs that are capitalized under the     applied, or
Implementation       new guidance are required to be          retrospectively to all
Costs Incurred in a  amortized over the term of the hosting   periods presented.
Cloud Computing      arrangement, beginning when the module
Arrangement That Is  or component of the hosting arrangement
a Service Contract   is ready for its intended use.
-------------------------------------------------------------------------------------------------------------------------------
ASU 2018-13, Fair    The new guidance modifies the            January 1, 2020.          As of December 31, 2018, the
Value Measurement    disclosure requirements on fair value    Amendments related to     Company early adopted the
(Topic 820):         by removing some requirements,           changes in unrealized     provisions of the guidance that
Disclosure           modifying others, adding changes in      gains and losses, the     removed the requirements relating to
Framework --         unrealized gains and losses included in  range and weighted        transfers between fair value
Changes to the       OCI for recurring Level 3 fair value     average of significant    hierarchy levels and certain
Disclosure           measurements, and under certain          unobservable inputs       disclosures about valuation processes
Requirements for     circumstances, providing the option to   used to develop           for Level 3 fair value measurements.
Fair Value           disclose certain other quantitative      Level 3 fair value        The Company will adopt the
Measurement          information with respect to significant  measurements, and the     remainder of the new guidance at the
                     unobservable inputs in lieu of a         narrative description of  effective date. The new guidance
                     weighted average.                        measurement               will not have a material impact on
                                                              uncertainty should be     the Company's consolidated
                                                              applied prospectively.    financial statements.
                                                              All other amendments
                                                              should be applied
                                                              retrospectively.
-------------------------------------------------------------------------------------------------------------------------------

                                    MLIC-25

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

-------------------------------------------------------------------------------------------------------------------------------
                                                                 Effective Date and
      Standard                      Description                  Method of Adoption         Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12,          The new guidance (i) prescribes the      January 1, 2022, to be   The Company has started its
Financial             discount rate to be used in measuring    applied retrospectively  implementation efforts and is
Services --           the liability for future policy          to January 1, 2020       currently evaluating the impact of the
Insurance (Topic      benefits for traditional and limited     (with early adoption     new guidance. Given the nature and
944): Targeted        payment long-duration contracts, and     permitted).              extent of the required changes to a
Improvements to the   requires assumptions for those                                    significant portion of the Company's
Accounting for        liability valuations to be updated                                operations, the adoption of this
Long-Duration         after contract inception, (ii) requires                           guidance is expected to have a
Contracts, as         more market-based product guarantees on                           material impact on the Company's
amended by ASU        certain separate account and other                                consolidated financial statements.
2019-09, Financial    account balance long-duration contracts
Services --           to be accounted for at fair value,
Insurance (Topic      (iii) simplifies the amortization of
944): Effective Date  DAC for virtually all long-duration
                      contracts, and (iv) introduces certain
                      financial statement presentation
                      requirements, as well as significant
                      additional quantitative and qualitative
                      disclosures. The amendments in ASU
                      2019-09 defer the effective date of the
                      amendments in update 2018-12 for all
                      entities.
-------------------------------------------------------------------------------------------------------------------------------
ASU 2017-04,          The new guidance simplifies the current  January 1, 2020, to be   The new guidance will reduce the
Intangibles --        two-step goodwill impairment test by     applied on a             complexity involved with the
Goodwill and Other    eliminating Step 2 of the test. The new  prospective basis.       evaluation of goodwill for
(Topic 350):          guidance requires a one-step impairment                           impairment. The impact of the new
Simplifying the Test  test in which an entity compares the                              guidance will depend on the
for Goodwill          fair value of a reporting unit with its                           outcomes of future goodwill
Impairment            carrying amount and recognizes an                                 impairment tests.
                      impairment charge for the amount by
                      which the carrying amount exceeds the
                      reporting unit's fair value, if any.
-------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13,          This new guidance requires an allowance  January 1, 2020, to be   The Company has finalized the
Financial             for credit losses based on the           applied on a modified    development of the credit loss
Instruments --        expectation of lifetime credit losses    retrospective basis,     models for its financing receivables
Credit Losses         on financing receivables carried at      which requires           carried at amortized cost. The
(Topic 326):          amortized cost, including, but not       transition adjustments   development of these credit loss
Measurement of        limited to, mortgage loans, premium      to be recorded as a      models included data input
Credit Losses on      receivables, reinsurance receivables     cumulative effect        validations, updates to information
Financial             and leases other than operating leases.  adjustment to retained   systems and enhanced policies and
Instruments, as       The current model for OTTI on AFS debt   earnings.                controls. At December 31, 2019, the
clarified and         securities has been modified and                                  allowance for credit losses was
amended by ASU        requires the recording of an allowance                            approximately 0.50% of the
2018-19,              for credit losses instead of a                                    amortized cost of financing
Codification          reduction of the carrying value. Any                              receivables in scope. The Company
Improvements to       improvements in expected future cash                              estimates that upon adoption, the
Topic 326,            flows will no longer be reflected as a                            allowance for credit losses will be
Financial             prospective yield adjustment, but                                 less than 1.00% of the amortized cost
Instruments --        instead will be reflected as a                                    of financing receivables in scope.
Credit Losses, ASU    reduction in the allowance. The new                               The increase in the allowance for
2019-04,              guidance also replaces the model for                              credit losses primarily relates to the
Codification          purchased credit impaired debt                                    Company's residential mortgage loan
Improvements to       securities and financing receivables                              portfolio.
Topic 326,            and requires the establishment of an
Financial             allowance for credit losses at
Instruments --        acquisition, which is added to the
Credit Losses, Topic  purchase price to establish the initial
815, Derivatives      amortized cost of the instrument.
and Hedging, and      The new guidance also requires enhanced
Topic 825,            disclosures.
Financial
Instruments, ASU
2019-05, Financial
Instruments --
Credit Losses
(Topic 326):
Targeted Transition
Relief, and ASU
2019-11,
Codification
Improvements to
Topic 326,
Financial
Instruments --
Credit Losses

                                    MLIC-26

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in
Corporate & Other.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S.
segment is organized into two businesses: Group Benefits and Retirement and
Income Solutions ("RIS").

 .   The Group Benefits business offers life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, vision and accident & health coverages, as well as prepaid legal plans. This business also sells ASO arrangements to some employers.

 .   The RIS business offers a broad range of life and annuity-based insurance and investment products, including stable value and pension risk transfer products, institutional income annuities, tort settlements, and capital markets investment products, as well as solutions for funding postretirement benefits and company-, bank- or trust-owned life insurance.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses, previously included in MLIC's former retail business, that the
Company no longer actively markets, such as variable, universal, term and whole life insurance, variable, fixed and index-linked annuities, and long-term care insurance.

Corporate & Other

  Corporate & Other contains various start-up, developing and run-off businesses. Also included in Corporate & Other are: the excess capital, as well as certain charges and activities, not allocated to the segments (including enterprise-wide strategic initiative restructuring charges), the Company's ancillary non-U.S. operations, interest expense related to the majority of the
Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues, and the elimination of intersegment amounts (which generally relate to affiliated reinsurance and intersegment loans, bearing interest rates commensurate with related borrowings).

Financial Measures and Segment Accounting Policies

  Adjusted earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, adjusted earnings is also the Company's GAAP measure of segment performance and is reported below. Adjusted earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Adjusted earnings is defined as adjusted revenues less adjusted expenses, net of income tax.

  The financial measures of adjusted revenues and adjusted expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP.
Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MLIC but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MLIC that do not meet the criteria to be included in results of discontinued operations under GAAP. Adjusted revenues also excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to revenues, in the line items indicated, in calculating adjusted revenues:

 .   Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses)
     and net derivative gains (losses) and certain variable annuity GMIB fees
     ("GMIB fees"); and

                                    MLIC-27

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

 .   Net investment income: (i) includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) excludes post-tax adjusted earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP and
     (iv) includes distributions of profits from certain other limited partnership interests that were previously accounted for under the cost method, but are now accounted for at estimated fair value, where the change in estimated fair value is recognized in net investment gains
     (losses) under GAAP.

  The following additional adjustments are made to expenses, in the line items indicated, in calculating adjusted expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) amortization of basis adjustments associated with de-designated fair value hedges of future policy benefits, (ii) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (iii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and other pass-through adjustments,
     (iv) benefits and hedging costs related to GMIBs ("GMIB costs") and
     (v) market value adjustments associated with surrenders or terminations of contracts ("Market value adjustments");

 .   Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 .   Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB fees and GMIB costs and (iii) Market value adjustments;

 .   Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 .   Other expenses excludes: (i) noncontrolling interests, (ii) acquisition, integration and other costs, and (iii) goodwill impairments.

  The tax impact of the adjustments mentioned above are calculated net of the
U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate. Additionally, the provision for income tax (expense)
benefit also includes the impact related to the timing of certain tax credits, as well as certain tax reforms.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed.
These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the
Company's consolidated net investment income, net income (loss), or adjusted earnings.

                                    MLIC-28

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity.
Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                   MetLife    Corporate                               Total
Year Ended December 31, 2019            U.S.       Holdings    & Other       Total     Adjustments Consolidated
----------------------------------  ------------  ----------- ---------  ------------  ----------- ------------
                                                                   (In millions)
Revenues
Premiums...........................  $    18,510   $    3,098  $     --   $    21,608   $      --   $    21,608
Universal life and investment-type
 product policy fees...............        1,037          912        --         1,949          88         2,037
Net investment income..............        6,647        4,688       (73)       11,262        (289)       10,973
Other revenues.....................          815          220       538         1,573          --         1,573
Net investment gains (losses)......           --           --        --            --         346           346
Net derivative gains (losses)......           --           --        --            --        (288)         (288)
                                    ------------  ----------- ---------  ------------  ----------- ------------
 Total revenues....................       27,009        8,918       465        36,392        (143)       36,249
                                    ------------  ----------- ---------  ------------  ----------- ------------
Expenses
Policyholder benefits and claims
 and policyholder dividends........       18,963        5,920        --        24,883         206        25,089
Interest credited to policyholder
 account balances..................        1,925          718        --         2,643         (19)        2,624
Capitalization of DAC..............          (53)          10        --           (43)         --           (43)
Amortization of DAC and VOBA.......           55          220        --           275         (36)          239
Interest expense on debt...........           10            8        87           105          --           105
Other expenses.....................        2,947          844       877         4,668           7         4,675
                                    ------------  ----------- ---------  ------------  ----------- ------------
 Total expenses....................       23,847        7,720       964        32,531         158        32,689
                                    ------------  ----------- ---------  ------------  ----------- ------------
Provision for income tax expense
 (benefit).........................          656          232      (677)          211         (63)          148
                                    ------------  ----------- ---------  ------------              ------------
 Adjusted earnings.................  $     2,506   $      966  $    178         3,650
                                    ============  =========== =========
Adjustments to:
Total revenues.....................                                              (143)
Total expenses.....................                                              (158)
Provision for income tax (expense)
 benefit...........................                                                63
                                                                         ------------
 Net income (loss).................                                       $     3,412               $     3,412
                                                                         ============              ============

                                             MetLife    Corporate
 At December 31, 2019              U.S.      Holdings    & Other      Total
 -----------------------------  ----------- ----------- ---------- -----------
                                                (In millions)
 Total assets..................  $  246,319  $  156,327  $  28,171  $  430,817
 Separate account assets.......  $   73,056  $   44,811  $      --  $  117,867
 Separate account liabilities..  $   73,056  $   44,811  $      --  $  117,867

                                    MLIC-29

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                         MetLife     Corporate                                Total
Year Ended December 31, 2018                 U.S.        Holdings     & Other       Total     Adjustments  Consolidated
---------------------------------------  ------------  ------------ ----------  ------------  -----------  ------------
                                                                          (In millions)
Revenues
Premiums................................  $    23,388   $     3,205  $      20   $    26,613   $       --   $    26,613
Universal life and investment-type
 product policy fees....................        1,023         1,008         --         2,031           93         2,124
Net investment income...................        6,678         4,780       (154)       11,304         (385)       10,919
Other revenues..........................          775           240        571         1,586           --         1,586
Net investment gains (losses)...........           --            --         --            --          153           153
Net derivative gains (losses)...........           --            --         --            --          766           766
                                         ------------  ------------ ----------  ------------  -----------  ------------
 Total revenues.........................       31,864         9,233        437        41,534          627        42,161
                                         ------------  ------------ ----------  ------------  -----------  ------------
Expenses
Policyholder benefits and claims and
 policyholder dividends.................       24,202         5,870          5        30,077          105        30,182
Interest credited to policyholder
 account balances.......................        1,735           748         --         2,483           (4)        2,479
Capitalization of DAC...................          (40)            6         --           (34)          --           (34)
Amortization of DAC and VOBA............           75           245         --           320          150           470
Interest expense on debt................           12             8         88           108           --           108
Other expenses..........................        2,838           980        834         4,652           (5)        4,647
                                         ------------  ------------ ----------  ------------  -----------  ------------
 Total expenses.........................       28,822         7,857        927        37,606          246        37,852
                                         ------------  ------------ ----------  ------------  -----------  ------------
Provision for income tax expense
 (benefit)..............................          648           269       (823)           94           79           173
                                         ------------  ------------ ----------  ------------               ------------
 Adjusted earnings......................  $     2,394   $     1,107  $     333         3,834
                                         ============  ============ ==========
Adjustments to:
Total revenues..........................                                                 627
Total expenses..........................                                                (246)
Provision for income tax (expense)
 benefit................................                                                 (79)
                                                                                ------------
 Net income (loss)......................                                         $     4,136                $     4,136
                                                                                ============               ============

                                               MetLife      Corporate
 At December 31, 2018              U.S.        Holdings      & Other        Total
-----------------------------  ------------- ------------- -----------  -------------
                                                   (In millions)
Total assets..................  $    233,998  $    147,498  $    25,421  $    406,917
Separate account assets.......  $     69,328  $     41,522  $       --   $    110,850
Separate account liabilities..  $     69,328  $     41,522  $       --   $    110,850

                                    MLIC-30

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                       MetLife     Corporate                              Total
Year Ended December 31, 2017                 U.S.      Holdings     & Other      Total     Adjustments Consolidated
---------------------------------------  -----------  ----------  ----------  -----------  ----------- ------------
                                                                       (In millions)
Revenues
Premiums................................ $    19,496  $    3,420  $        9  $    22,925   $     --   $    22,925
Universal life and investment-type
 product policy fees....................       1,004       1,126          --        2,130         97         2,227
Net investment income...................       6,206       4,920        (243)      10,883       (370)       10,513
Other revenues..........................         781         200         589        1,570         --         1,570
Net investment gains (losses)...........          --          --          --           --        334           334
Net derivative gains (losses)...........          --          --          --           --       (344)         (344)
                                         -----------  ----------  ----------  -----------  ----------- ------------
 Total revenues.........................      27,487       9,666         355       37,508       (283)       37,225
                                         -----------  ----------  ----------  -----------  ----------- ------------
Expenses
Policyholder benefits and claims and
 policyholder dividends.................      20,558       6,006           4       26,568        321        26,889
Interest credited to policyholder
 account balances.......................       1,459         779          --        2,238         (3)        2,235
Capitalization of DAC...................         (48)        (13)         --          (61)        --           (61)
Amortization of DAC and VOBA............          56         303          --          359       (118)          241
Interest expense on debt................          11           8          87          106         --           106
Other expenses..........................       2,717       1,201         930        4,848          1         4,849
                                         -----------  ----------  ----------  -----------  ----------- ------------
 Total expenses.........................      24,753       8,284       1,021       34,058        201        34,259
                                         -----------  ----------  ----------  -----------   --------   -----------
Provision for income tax expense
 (benefit)..............................         954         427        (368)       1,013     (1,574)         (561)
                                         -----------  ----------  ----------  -----------              ------------
 Adjusted earnings...................... $     1,780  $      955  $     (298)       2,437
                                         ===========  ==========  ==========
Adjustments to:
Total revenues..........................                                             (283)
Total expenses..........................                                             (201)
Provision for income tax (expense)
 benefit................................                                            1,574
                                                                              -----------
 Net income (loss)......................                                      $     3,527              $     3,527
                                                                              ===========              ============

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2019     2018    2017
                                                       -------  ------- -------
                                                            (In millions)
 Life insurance....................................... $13,413  $13,251 $13,139
 Accident & health insurance..........................   8,556    8,071   7,933
 Annuities............................................   2,917    8,685   5,390
 Other................................................     332      316     260
                                                       -------  ------- -------
  Total............................................... $25,218  $30,323 $26,722
                                                       =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one U.S. segment customer were $3.0 billion,
$3.1 billion and $2.8 billion for the years ended December 31, 2019, 2018 and
2017, respectively, which represented 12%, 10% and 11% of the consolidated premiums, universal life and investment-type product policy fees and other revenues, respectively. Revenues derived from the second U.S. segment customer were $6.0 billion for the year ended December 31, 2018, which represented 20%
of consolidated premiums, universal life and investment-type product policy fees and other revenues. The revenue was from a single premium received for a pension risk transfer. Revenues derived from any other customer did not exceed
10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

                                    MLIC-31

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                               -----------------
                                                 2019     2018
                                               -------- --------
                                                 (In millions)
                U.S........................... $139,081 $135,003
                MetLife Holdings..............   88,451   88,725
                Corporate & Other.............      212      291
                                               -------- --------
                 Total........................ $227,744 $224,019
                                               ======== ========

  See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      -------------------------------------------------------------------
      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of (i) net level premium
                                     reserves for death and endowment
                                     policy benefits (calculated based
                                     upon the non-forfeiture interest
                                     rate, ranging from 3% to 7%, and
                                     mortality rates guaranteed in
                                     calculating the cash surrender
                                     values described in such
                                     contracts); and (ii) the liability
                                     for terminal dividends.
      -------------------------------------------------------------------
      Nonparticipating life        Aggregate of the present value of
                                     future expected benefit payments
                                     and related expenses less the
                                     present value of future expected
                                     net premiums. Assumptions as to
                                     mortality and persistency are based
                                     upon the Company's experience when
                                     the basis of the liability is
                                     established. Interest rate
                                     assumptions for the aggregate
                                     future policy benefit liabilities
                                     range from 2% to 11%.
      -------------------------------------------------------------------
      Individual and group         Present value of future expected
      traditional fixed annuities    payments. Interest rate assumptions
      after annuitization            used in establishing such
                                     liabilities range from 1% to 11%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                      assumptions as to future morbidity,
                                     withdrawals and interest, which
                                     provide a margin for adverse
                                     deviation. Interest rate
                                     assumptions used in establishing
                                     such liabilities range from 1% to
                                     7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                     experience assumptions as to claim
                                     terminations, expenses and
                                     interest. Interest rate assumptions
                                     used in establishing such
                                     liabilities range from 2% to 8%.
      -------------------------------------------------------------------

  Participating business represented 3% of the Company's life insurance in-force at both December 31, 2019 and 2018. Participating policies represented
19%, 20% and 21% of gross traditional life insurance premiums for the years ended December 31, 2019, 2018 and 2017, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals.

                                    MLIC-32

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

Guarantees

   The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.

        .  Certain contracts also provide   . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        . Certain contracts include
           guaranteed withdrawals that are
           life contingent.
 ------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                                    MLIC-33

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and Variable
                                  Annuity Contracts       Life Contracts
                               ----------------------  ---------------------
                                GMDBs and              Secondary    Paid-Up
                                  GMWBs       GMIBs    Guarantees  Guarantees     Total
                               ----------  ----------  ----------  ---------- ------------
                                                      (In millions)
Direct:
Balance at January 1, 2017.... $      268  $      467  $      620  $      102 $      1,457
Incurred guaranteed benefits..         58         112         105           7          282
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2017..        326         579         725         109        1,739
Incurred guaranteed benefits..          3         162          95           5          265
Paid guaranteed benefits......        (12)         (3)         --          --          (15)
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2018..        317         738         820         114        1,989
Incurred guaranteed benefits..         57          19         255          52          383
Paid guaranteed benefits......        (13)         --          --          --          (13)
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2019.. $      361  $      757  $    1,075  $      166 $      2,359
                               ==========  ==========  ==========  ========== ============
Ceded:
Balance at January 1, 2017.... $       44  $      (21) $      249  $       71 $        343
Incurred guaranteed benefits..        (44)         21          23           5            5
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2017..         --          --         272          76          348
Incurred guaranteed benefits..         --          --          29           4           33
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2018..         --          --         301          80          381
Incurred guaranteed benefits..         --          --          95          15          110
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2019.. $       --  $       --  $      396  $       95 $        491
                               ==========  ==========  ==========  ========== ============
Net:
Balance at January 1, 2017.... $      224  $      488  $      371  $       31 $      1,114
Incurred guaranteed benefits..        102          91          82           2          277
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2017..        326         579         453          33        1,391
Incurred guaranteed benefits..          3         162          66           1          232
Paid guaranteed benefits......        (12)         (3)         --          --          (15)
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2018..        317         738         519          34        1,608
Incurred guaranteed benefits..         57          19         160          37          273
Paid guaranteed benefits......        (13)         --          --          --          (13)
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2019.. $      361  $      757  $      679  $       71 $      1,868
                               ==========  ==========  ==========  ========== ============

                                    MLIC-34

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                             December 31,
                                              -----------------------------------------------------------------------
                                                              2019                                  2018
                                              ---------------------------------     ---------------------------------
                                                   In the               At               In the               At
                                                Event of Death      Annuitization     Event of Death      Annuitization
                                              ----------------   ---------------    ----------------   ---------------
                                                                         (Dollars in millions)
Annuity Contracts:
Variable Annuity Guarantees:
 Total account value (1), (2)................  $      49,207      $      21,472      $      47,393      $      20,692
 Separate account value (1)..................  $      39,679      $      20,666      $      37,342      $      19,839
 Net amount at risk..........................  $       1,195 (3)  $         524 (4)  $       2,433 (3)  $         418 (4)
Average attained age of contractholders......       68 years           66 years           67 years           65 years
Other Annuity Guarantees:
 Total account value (1), (2)................            N/A      $         143                N/A      $         144
 Net amount at risk..........................            N/A      $          80 (5)            N/A      $          85 (5)
Average attained age of contractholders......            N/A           54 years                N/A           53 years

                                                                             December 31,
                                              -----------------------------------------------------------------------
                                                              2019                                  2018
                                              ---------------------------------     ---------------------------------
                                                 Secondary            Paid-Up          Secondary            Paid-Up
                                                 Guarantees         Guarantees         Guarantees         Guarantees
                                              ----------------   ---------------    ----------------   ---------------
                                                                         (Dollars in millions)
Universal and Variable Life Contracts:
 Total account value (1), (2)................  $       4,909      $         899      $       4,614      $         937
 Net amount at risk (6)......................  $      41,385      $       5,884      $      44,596      $       6,290
Average attained age of policyholders........       57 years           64 years           55 years           63 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                                    MLIC-35

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

  Guarantees -- Separate Accounts

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                                 December 31,
                                          ---------------------------
                                              2019          2018
                                          ------------- -------------
                                                 (In millions)
           Fund Groupings:
           Equity........................ $      21,960 $      18,073
           Balanced......................        17,396        15,831
           Bond..........................         3,024         2,885
           Money Market..................            48            53
                                          ------------- -------------
            Total........................ $      42,428 $      36,842
                                          ============= =============

Obligations Assumed Under Structured Settlement Assignments

  The Company assumed structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The
Company received a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchased annuities to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the annuity writer. These annuities funding structured settlement claims are recorded as an investment. The Company has recorded unpaid claim obligations and annuity contracts of equal amounts of $1.3 billion for both the years ended December 31, 2019 and 2018. See Note 1.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. For the years ended December 31, 2019, 2018 and 2017, the Company issued $37.3 billion, $41.8 billion and $42.7 billion, respectively, and repaid $36.4 billion, $43.7 billion and $41.4 billion, respectively, of such funding agreements. At December 31, 2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $34.6 billion and $32.3 billion, respectively.

  Metropolitan Life Insurance Company is a member of the FHLB of New York.
Holdings of common stock of the FHLB of New York, included in other invested assets, were $737 million and $724 million at December 31, 2019 and 2018, respectively.

   The Company has also entered into funding agreements with the FHLB of New
York and a subsidiary of the Federal Agricultural Mortgage Corporation, a
federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances.
Information related to such funding agreements was as follows at:

                                  Liability                  Collateral
                          ------------------------- ------------------------
                                               December 31,
                          --------------------------------------------------
                              2019         2018           2019          2018
                          ------------ ------------ ------------     -------
                                              (In millions)
FHLB of New York (1)..... $     14,445 $     14,245 $     16,570 (2) $16,340 (2)
Farmer Mac (3)........... $      2,550 $      2,550 $      2,670     $ 2,639

--------

(1) Represents funding agreements issued to the FHLB of New York in exchange for cash and for which the FHLB of New York has been granted a lien on certain assets, some of which are in the custody of the FHLB of New York, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under such funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of New
    York as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of New York's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of New York.

                                    MLIC-36

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment at December 31, 2019. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2019 is presented as supplementary information.

  U.S.

   Group Life -- Term

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance              At December 31, 2019
         ------------------------------------------------------------------------------------------  ----------------------------
                                      For the Years Ended December 31,                                  Total IBNR
         ------------------------------------------------------------------------------------------  Liabilities Plus
                                            (Unaudited)                                                  Expected     Cumulative
         ---------------------------------------------------------------------------------            Development on  Number of
Incurral                                                                                                 Reported      Reported
  Year      2011       2012      2013      2014      2015      2016      2017      2018      2019         Claims        Claims
-------- ---------- ---------- --------- --------- --------- --------- --------- --------- --------  ---------------- -----------
                                                          (Dollars in millions)
  2011.. $    6,318 $    6,290 $   6,293 $   6,269 $   6,287 $   6,295 $   6,294 $   6,295 $  6,297       $    1          207,857
  2012..                 6,503     6,579     6,569     6,546     6,568     6,569     6,569    6,572            2          209,500
  2013..                           6,637     6,713     6,719     6,720     6,730     6,720    6,723            2          212,019
  2014..                                     6,986     6,919     6,913     6,910     6,914    6,919            4          214,563
  2015..                                               7,040     7,015     7,014     7,021    7,024            5          216,429
  2016..                                                         7,125     7,085     7,095    7,104            8          215,108
  2017..                                                                   7,432     7,418    7,425           15          253,613
  2018..                                                                             7,757    7,655           37          235,820
  2019..                                                                                      7,935          848          185,891
                                                                                           --------
 Total...............................................................                        63,654
Cumulative paid claims and paid allocated claim adjustment
 expenses, net of reinsurance.........................................                      (61,612)
All outstanding liabilities for incurral years prior to 2011, net
 of reinsurance.......................................................                           15
                                                                                           --------
 Total unpaid claims and claim adjustment expenses, net of
  reinsurance........................................................                      $  2,057
                                                                                           ========

                     Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
               ----------------------------------------------------------------------------------------------------
                                                 For the Years Ended December 31,
               ----------------------------------------------------------------------------------------------------
                                                     (Unaudited)
               --------------------------------------------------------------------------------------- ------------
Incurral Year     2011       2012       2013       2014       2015       2016       2017       2018        2019
-------------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
                                                          (In millions)
    2011...... $    4,982 $    6,194 $    6,239 $    6,256 $    6,281 $    6,290 $    6,292 $    6,295  $     6,296
    2012......                 5,132      6,472      6,518      6,532      6,558      6,565      6,566        6,569
    2013......                            5,216      6,614      6,664      6,678      6,711      6,715        6,720
    2014......                                       5,428      6,809      6,858      6,869      6,902        6,912
    2015......                                                  5,524      6,913      6,958      6,974        7,008
    2016......                                                             5,582      6,980      7,034        7,053
    2017......                                                                        5,761      7,292        7,355
    2018......                                                                                   6,008        7,521
    2019......                                                                                                6,178
                                                                                                       ------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance.......   $    61,612
                                                                                                       ============

                                    MLIC-37

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration at December 31, 2019:

                                        Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                                  -----------------------------------------------------------------------------------
   Years.........................   1          2         3         4         5         6        7       8       9
   Group Life - Term............. 78.3%      20.0%      0.7%      0.2%      0.4%      0.1%     --%     --%     --%

   Group Long-Term Disability

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance            At December 31, 2019
          ---------------------------------------------------------------------------------------  ----------------------------
                                      For the Years Ended December 31,                                Total IBNR
          ---------------------------------------------------------------------------------------  Liabilities Plus
                                            (Unaudited)                                                Expected     Cumulative
          -------------------------------------------------------------------------------           Development on  Number of
Incurral                                                                                               Reported      Reported
 Year       2011      2012      2013      2014      2015      2016      2017      2018      2019        Claims        Claims
--------  --------- --------- --------- --------- --------- --------- --------- --------- -------  ---------------- -----------
                                                          (Dollars in millions)
  2011... $     955 $     916 $     894 $     914 $     924 $     923 $     918 $     917 $   914       $   --           21,644
  2012...                 966       979       980     1,014     1,034     1,037     1,021   1,015           --           20,085
  2013...                         1,008     1,027     1,032     1,049     1,070     1,069   1,044           --           21,137
  2014...                                   1,076     1,077     1,079     1,101     1,109   1,098           --           22,851
  2015...                                             1,082     1,105     1,093     1,100   1,087           --           21,203
  2016...                                                       1,131     1,139     1,159   1,162           --           17,958
  2017...                                                                 1,244     1,202   1,203           12           16,266
  2018...                                                                           1,240   1,175           35           14,869
  2019...                                                                                   1,277          657            8,350
                                                                                          -------
 Total..................................................................................    9,975
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance..  (4,713)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.........   1,829
                                                                                          -------
 Total unpaid claims and claim adjustment expenses, net of reinsurance..................  $ 7,091
                                                                                          =======

                  Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  --------------------------------------------------------------------------------------------------
                                           For the Years Ended December 31,
                  --------------------------------------------------------------------------------------------------
                                               (Unaudited)
                  --------------------------------------------------------------------------------------
Incurral Year      2011        2012        2013       2014       2015       2016       2017       2018      2019
-------------      -------    --------    --------   --------   --------   --------   --------  -------- -----------
                                                    (In millions)
    2011......... $    44    $    217    $    337   $    411   $    478   $    537   $    588   $    635  $      670
    2012.........                  43         229        365        453        524        591        648         694
    2013.........                              43        234        382        475        551        622         676
    2014.........                                         51        266        428        526        609         677
    2015.........                                                    50        264        427        524         601
    2016.........                                                               49        267        433         548
    2017.........                                                                          56        290         476
    2018.........                                                                                     54         314
    2019.........                                                                                                 57
                                                                                                         -----------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance            $    4,713
                                                                                                         ===========

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration at December 31, 2019:

                                      Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                                -----------------------------------------------------------------------------------
 Years.........................  1          2          3        4        5        6        7        8        9
 Group Long-Term Disability.... 4.5%      19.4%      14.3%     8.9%     7.2%     6.5%     5.5%     4.8%     4.0%

  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid
   ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities, resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither

                                    MLIC-38

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

   sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

     An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

     For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2019 compared to the 2018 incurral year due to the growth in the size of the business.

     There were no significant changes in methodologies for the year ended
   December 31, 2019. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term
   Disability are updated annually to reflect emerging trends in claim experience.

     No additional premiums or return premiums have been accrued as a result of the prior year development.

     Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

     The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $6.0 billion at both December 31, 2019 and 2018.
   Using interest rates ranging from 3% to 8%, based on the incurral year, the total discount applied to these liabilities was $1.2 billion and
   $1.3 billion at December 31, 2019 and 2018, respectively. The amount of interest accretion recognized was $470 million, $509 million and
   $510 million for the years ended December 31, 2019, 2018 and 2017, respectively. These amounts were reflected in policyholder benefits and claims.

     For Group Life - Term, claims were based upon individual death claims. For
   Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

     The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                                    MLIC-39

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

  Reconciliation of the Disclosure of Incurred and Paid Claims Development to
  the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                     December 31, 2019
                                                                                              ------------------------------
                                                                                                       (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term............................................................................ $        2,057
Group Long-Term Disability...................................................................          7,091
                                                                                              --------------
  Total......................................................................................                $         9,148
Other insurance lines - all segments combined................................................                            671
                                                                                                             ---------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance...........                          9,819
                                                                                                             ---------------
Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term............................................................................             13
Group Long-Term Disability...................................................................            133
                                                                                              --------------
  Total......................................................................................                            146
Other insurance lines - all segments combined................................................                             29
                                                                                                             ---------------
  Total reinsurance recoverable on unpaid claims.............................................                            175
                                                                                                             ---------------
  Total unpaid claims and allocated claims adjustment expense................................                          9,994
Discounting..................................................................................                         (1,233)
                                                                                                             ---------------
Liability for unpaid claims and claim adjustment liabilities - short-duration................                          8,761
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines.......                          4,379
                                                                                                             ---------------
  Total liability for unpaid claims and claim adjustment expense (included in future policy
   benefits and other policy-related balances)...............................................                $        13,140
                                                                                                             ===============

                                    MLIC-40

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

  Rollforward of Claims and Claim Adjustment Expenses

      Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                 Years Ended December 31,
                                    -------------------------------------------------
                                          2019             2018             2017
                                    ---------------  ---------------  ---------------
                                                      (In millions)
Balance at January 1,.............. $        12,590  $        12,090  $        11,621
 Less: Reinsurance recoverables....           1,497            1,401            1,251
                                    ---------------  ---------------  ---------------
Net balance at January 1,..........          11,093           10,689           10,370
Incurred related to:
 Current year......................          17,711           16,714           16,264
 Prior years (1)...................              44              241              175
                                    ---------------  ---------------  ---------------
   Total incurred..................          17,755           16,955           16,439
                                    ---------------  ---------------  ---------------
Paid related to:
 Current year......................         (12,934)         (12,359)         (12,212)
 Prior years.......................          (4,299)          (4,192)          (3,908)
                                    ---------------  ---------------  ---------------
   Total paid......................         (17,233)         (16,551)         (16,120)
                                    ---------------  ---------------  ---------------
Net balance at December 31,........          11,615           11,093           10,689
 Add: Reinsurance recoverables.....           1,525            1,497            1,401
                                    ---------------  ---------------  ---------------
Balance at December 31,............ $        13,140  $        12,590  $        12,090
                                    ===============  ===============  ===============
--------

(1) For the years ended December 31, 2019, 2018 and 2017, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years but reported in the current year.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $72.2 billion and $66.0 billion at December 31, 2019 and 2018, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $45.6 billion and $44.8 billion at December 31, 2019 and 2018, respectively. The latter category consisted primarily of guaranteed interest contracts ("GICs"). The average interest rate credited on these contracts was
2.91% and 2.68% at December 31, 2019 and 2018, respectively.

  For the years ended December 31, 2019, 2018 and 2017, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition
(as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                                    MLIC-41

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 6. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the
DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins.
Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred
Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and
VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative
DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings.
The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the
Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

                                    MLIC-42

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses)
and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                                    Years Ended December 31,
                                                                       -------------------------------------------------
                                                                             2019             2018             2017
                                                                       ---------------  ---------------  ---------------
                                                                                         (In millions)
DAC:
Balance at January 1,.................................................  $        4,089   $        4,320   $        4,714
Capitalizations.......................................................              43               34               61
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......              25             (114)              91
Other expenses........................................................            (263)            (355)            (331)
                                                                       ---------------  ---------------  ---------------
 Total amortization...................................................            (238)            (469)            (240)
                                                                       ---------------  ---------------  ---------------
Unrealized investment gains (losses)..................................            (467)             204             (215)
                                                                       ---------------  ---------------  ---------------
Balance at December 31,...............................................           3,427            4,089            4,320
                                                                       ---------------  ---------------  ---------------
VOBA:
Balance at January 1,.................................................              28               28               29
Amortization related to other expenses................................              (1)              (1)              (1)
Unrealized investment gains (losses)..................................              (1)               1               --
                                                                       ---------------  ---------------  ---------------
Balance at December 31,...............................................              26               28               28
                                                                       ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,...............................................  $        3,453   $        4,117   $        4,348
                                                                       ===============  ===============  ===============

  Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                 December 31,
                                         -----------------------------
                                              2019           2018
                                         -------------- --------------
                                                 (In millions)
          U.S........................... $          405 $          403
          MetLife Holdings..............          3,048          3,709
          Corporate & Other.............             --              5
                                         -------------- --------------
           Total........................ $        3,453 $        4,117
                                         ============== ==============

                                    MLIC-43

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                Years Ended December 31,
                                           ----------------------------------
                                              2019        2018        2017
                                           ----------  ----------  ----------
                                                      (In millions)
  DSI:
  Balance at January 1,................... $       93  $       93  $      105
  Capitalization..........................          1           1           1
  Amortization............................        (20)        (15)         (8)
  Unrealized investment gains (losses)....        (12)         14          (5)
                                           ----------  ----------  ----------
  Balance at December 31,................. $       62  $       93  $       93
                                           ==========  ==========  ==========
  VODA and VOCRA:
  Balance at January 1,................... $      181  $      207  $      235
  Amortization............................        (24)        (26)        (28)
                                           ----------  ----------  ----------
  Balance at December 31,................. $      157  $      181  $      207
                                           ==========  ==========  ==========
   Accumulated amortization............... $      300  $      276  $      250
                                           ==========  ==========  ==========

  The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                                        VOBA     VODA and VOCRA
                                                    ------------ --------------
                                                           (In millions)
 2020.............................................. $          2 $          22
 2021.............................................. $          2 $          19
 2022.............................................. $          2 $          17
 2023.............................................. $          2 $          15
 2024.............................................. $          2 $          13

5. Reinsurance

  The Company enters into reinsurance agreements that transfers risk from its various insurance products to affiliated and unaffiliated companies. These cessions limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company also provides reinsurance by accepting risk from affiliates and nonaffiliates.

  Under the terms of the reinsurance agreements, the reinsurer agrees to reimburse the Company for the ceded amount in the event a claim is paid.
Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. In the event that reinsurers do not meet their obligations under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

U.S.

  For certain policies within its Group Benefits business, the Company generally retains most of the risk and only cedes particular risk on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

  The risks ceded under these agreements are generally quota shares of group life and disability policies. The cessions vary from 50% to 100% of all the risks of the policies.

                                    MLIC-44

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

  The Company's RIS business has periodically engaged in reinsurance activities on an opportunistic basis. There were no new transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in its results of operations. The Company purchases catastrophe coverage to reinsure risks issued within territories that it believes are subject to the greatest catastrophic risks. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks. Excess of retention reinsurance agreements provide for a portion of a risk to remain with the direct writing company and quota share reinsurance agreements provide for the direct writing company to transfer a fixed percentage of all risks of a class of policies.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2019 and 2018 were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.8 billion and $1.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2019 and 2018, respectively.

  At December 31, 2019, the Company had $2.6 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $1.9 billion, or 73%, were with the
Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At
December 31, 2018, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.0 billion, or 69%, were with the
Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25%
of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The
Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                                    MLIC-45

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                        Years Ended December 31,
                                              -------------------------------------------
                                                   2019           2018           2017
                                              -------------  -------------  -------------
                                                             (In millions)
Premiums
Direct premiums..............................  $     21,804   $     26,883   $     23,062
Reinsurance assumed..........................           811            752          1,116
Reinsurance ceded............................        (1,007)        (1,022)        (1,253)
                                              -------------  -------------  -------------
 Net premiums................................  $     21,608   $     26,613   $     22,925
                                              =============  =============  =============
Universal life and investment-type product
 policy fees
Direct universal life and investment-type
 product policy fees.........................  $      2,331   $      2,382   $      2,492
Reinsurance assumed..........................           (15)             9             12
Reinsurance ceded............................          (279)          (267)          (277)
                                              -------------  -------------  -------------
 Net universal life and investment-type
   product policy fees.......................  $      2,037   $      2,124   $      2,227
                                              =============  =============  =============
Other revenues
Direct other revenues........................  $      1,007   $      1,017   $        930
Reinsurance assumed..........................            (5)           (11)            35
Reinsurance ceded............................           571            580            605
                                              -------------  -------------  -------------
 Net other revenues..........................  $      1,573   $      1,586   $      1,570
                                              =============  =============  =============
Policyholder benefits and claims
Direct policyholder benefits and claims......  $     24,469   $     29,589   $     26,199
Reinsurance assumed..........................           728            691            875
Reinsurance ceded............................        (1,146)        (1,183)        (1,282)
                                              -------------  -------------  -------------
 Net policyholder benefits and claims........  $     24,051   $     29,097   $     25,792
                                              =============  =============  =============
Interest credited to policyholder account
 balances
Direct interest credited to policyholder
 account balances............................  $      2,592   $      2,446   $      2,199
Reinsurance assumed..........................            44             46             49
Reinsurance ceded............................           (12)           (13)           (13)
                                              -------------  -------------  -------------
 Net interest credited to policyholder
   account balances..........................  $      2,624   $      2,479   $      2,235
                                              =============  =============  =============
Other expenses
Direct other expenses........................  $      4,464   $      4,650   $      4,489
Reinsurance assumed..........................            50             71            138
Reinsurance ceded............................           462            470            508
                                              -------------  -------------  -------------
 Net other expenses..........................  $      4,976   $      5,191   $      5,135
                                              =============  =============  =============

                                    MLIC-46

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                            December 31,
                                             ---------------------------------------------------------------------------
                                                             2019                                  2018
                                             ------------------------------------- -------------------------------------
                                                                           Total                                 Total
                                                                          Balance                               Balance
                                              Direct   Assumed   Ceded     Sheet    Direct   Assumed   Ceded     Sheet
                                             --------- ------- --------  --------- --------- ------- --------  ---------
                                                                            (In millions)
Assets
Premiums, reinsurance and other
 receivables................................  $  2,767  $  700  $18,968   $ 22,435  $  2,094  $  518  $19,217   $ 21,829
Deferred policy acquisition costs and value
 of business acquired.......................     3,657      14     (218)     3,453     4,343      15     (241)     4,117
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total assets..............................  $  6,424  $  714  $18,750   $ 25,888  $  6,437  $  533  $18,976   $ 25,946
                                             ========= ======= ========  ========= ========= ======= ========  =========
Liabilities
Future policy benefits......................  $127,058  $1,252  $    (6)  $128,304  $124,787  $1,313  $    (1)  $126,099
Policyholder account balances...............    91,550     158       --     91,708    90,489     167       --     90,656
Other policy-related balances...............     7,466     257        9      7,732     7,021     231       12      7,264
Other liabilities...........................     7,211   2,318   16,553     26,082     6,084   2,242   16,294     24,620
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total liabilities.........................  $233,285  $3,985  $16,556   $253,826  $228,381  $3,953  $16,305   $248,639
                                             ========= ======= ========  ========= ========= ======= ========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$13.7 billion and $14.1 billion at December 31, 2019 and 2018, respectively.
The deposit liabilities on reinsurance were $1.7 billion and $1.8 billion at
December 31, 2019 and 2018, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Reinsurance Company of Charleston ("MRC"),
MetLife Reinsurance Company of Vermont, and Metropolitan Tower Life Insurance
Company, all of which are related parties. Additionally, the Company has reinsurance agreements with Brighthouse Financial, Inc. and its subsidiaries
("Brighthouse"), a former subsidiary of MetLife, Inc. In August 2017, MetLife,
Inc. completed the separation of Brighthouse and retained 19.2% of Brighthouse
Financial, Inc. common stock outstanding. In June 2018, MetLife, Inc. sold its
Brighthouse Financial, Inc. common stock and Brighthouse was no longer considered a related party.

                                    MLIC-47

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                Years Ended December 31,
                                         -------------------------------------
                                             2019         2018         2017
                                         -----------  -----------  -----------
                                                     (In millions)
Premiums
Reinsurance assumed.....................  $        9   $        9   $      122
Reinsurance ceded.......................        (115)        (117)        (132)
                                         -----------  -----------  -----------
 Net premiums...........................  $     (106)  $     (108)  $      (10)
                                         ===========  ===========  ===========
Universal life and investment-type
 product policy fees
Reinsurance assumed.....................  $        1   $       (1)  $       12
Reinsurance ceded.......................         (17)         (18)         (19)
                                         -----------  -----------  -----------
 Net universal life and investment-type
   product policy fees..................  $      (16)  $      (19)  $       (7)
                                         ===========  ===========  ===========
Other revenues
Reinsurance assumed.....................  $      (19)  $       --   $       37
Reinsurance ceded.......................         533          541          563
                                         -----------  -----------  -----------
 Net other revenues.....................  $      514   $      541   $      600
                                         ===========  ===========  ===========
Policyholder benefits and claims
Reinsurance assumed.....................  $        4   $       11   $       69
Reinsurance ceded.......................        (153)        (120)        (122)
                                         -----------  -----------  -----------
 Net policyholder benefits and claims...  $     (149)  $     (109)  $      (53)
                                         ===========  ===========  ===========
Interest credited to policyholder
 account balances
Reinsurance assumed.....................  $       30   $       38   $       47
Reinsurance ceded.......................         (12)         (13)         (13)
                                         -----------  -----------  -----------
 Net interest credited to policyholder
   account balances.....................  $       18   $       25   $       34
                                         ===========  ===========  ===========
Other expenses
Reinsurance assumed.....................  $       --   $       10   $       40
Reinsurance ceded.......................         533          543          600
                                         -----------  -----------  -----------
 Net other expenses.....................  $      533   $      553   $      640
                                         ===========  ===========  ===========

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                         --------------------------------------------------
                                                                   2019                      2018
                                                         ------------------------  ------------------------
                                                           Assumed       Ceded       Assumed       Ceded
                                                         ----------- ------------  ----------- ------------
                                                                            (In millions)
Assets
Premiums, reinsurance and other receivables.............  $       --  $    12,584   $       --  $    12,676
Deferred policy acquisition costs and value of business
 acquired...............................................          --         (160)          --         (175)
                                                         ----------- ------------  ----------- ------------
  Total assets..........................................  $       --  $    12,424   $       --  $    12,501
                                                         =========== ============  =========== ============
Liabilities
Future policy benefits..................................  $       55  $        (6)  $       61  $        (1)
Policyholder account balances...........................         131           --          141           --
Other policy-related balances...........................           1            9            6           12
Other liabilities.......................................         824       12,695          841       12,366
                                                         ----------- ------------  ----------- ------------
  Total liabilities.....................................  $    1,011  $    12,698   $    1,049  $    12,377
                                                         =========== ============  =========== ============

                                    MLIC-48

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and were $21 million and
$4 million at December 31, 2019 and 2018, respectively. Net derivative gains
(losses) associated with these embedded derivatives were ($17) million,
$12 million and ($6) million for the years ended December 31, 2019, 2018 and
2017, respectively.

  The Company ceded risks to a former affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Related party net derivative gains (losses) associated with the embedded derivatives were $0, $0 and ($110) million for the years ended December 31, 2019, 2018 and 2017, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was $996 million and $461 million at December 31,
2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivative were ($535) million, $421 million and ($115) million for the years ended December 31, 2019, 2018 and 2017, respectively.

  The Company assumed risks from former affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses).
Related party net derivative gains (losses) associated with the embedded derivatives were $0, $1 million and $263 million for the years ended
December 31, 2019, 2018 and 2017, respectively.

  In January 2017, Brighthouse recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. The
Company recognized a gain of $178 million, net of income tax, for the year ended December 31, 2017 as a result of these transactions.

  In January 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse. The
Company recognized a loss of $89 million, net of income tax, for the year ended
December 31, 2017, as a result of this transaction.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $528 million and $451 million of unsecured affiliated reinsurance recoverable balances at December 31, 2019 and
2018, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.2 billion and $11.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on affiliated reinsurance were
$821 million and $837 million at December 31, 2019 and 2018, respectively.

                                    MLIC-49

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance
Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date,
Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life
Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years from the Demutualization Date.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the
Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations, attributed net of income tax, to the closed block. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the
Company will pay the excess to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the
Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

                                    MLIC-50

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Closed Block (continued)

   Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                            December 31,
                                                   ------------------------------
                                                        2019            2018
                                                   --------------  --------------
                                                            (In millions)
Closed Block Liabilities
Future policy benefits............................  $      39,379   $      40,032
Other policy-related balances.....................            423             317
Policyholder dividends payable....................            432             431
Policyholder dividend obligation..................          2,020             428
Deferred income tax liability.....................             79              28
Other liabilities.................................             81             328
                                                   --------------  --------------
 Total closed block liabilities...................         42,414          41,564
                                                   --------------  --------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at
 estimated fair value.............................         25,977          25,354
Mortgage loans....................................          7,052           6,778
Policy loans......................................          4,489           4,527
Real estate and real estate joint ventures........            544             544
Other invested assets.............................            416             747
                                                   --------------  --------------
 Total investments................................         38,478          37,950
Cash and cash equivalents.........................            448              --
Accrued investment income.........................            419             443
Premiums, reinsurance and other receivables.......             75              83
Current income tax recoverable....................             91              69
                                                   --------------  --------------
 Total assets designated to the closed block......         39,511          38,545
                                                   --------------  --------------
 Excess of closed block liabilities over assets
   designated to the closed block.................          2,903           3,019
                                                   --------------  --------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of
 income tax.......................................          2,453           1,089
Unrealized gains (losses) on derivatives, net of
 income tax.......................................             97              86
Allocated to policyholder dividend obligation,
 net of income tax................................         (1,596)           (338)
                                                   --------------  --------------
 Total amounts included in AOCI...................            954             837
                                                   --------------  --------------
 Maximum future earnings to be recognized from
   closed block assets and liabilities............  $       3,857   $       3,856
                                                   ==============  ==============

  Information regarding the closed block policyholder dividend obligation was as follows:

                                                      Years Ended December 31,
                                              -----------------------------------------
                                                  2019          2018          2017
                                              ------------- ------------  -------------
                                                            (In millions)
Balance at January 1,........................  $        428  $     2,121   $      1,931
Change in unrealized investment and
 derivative gains (losses)...................         1,592       (1,693)           190
                                              ------------- ------------  -------------
Balance at December 31,......................  $      2,020  $       428   $      2,121
                                              ============= ============  =============

                                    MLIC-51

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Closed Block (continued)

  Information regarding the closed block revenues and expenses was as follows:

                                                      Years Ended December 31,
                                              ----------------------------------------
                                                  2019          2018          2017
                                              ------------  ------------  ------------
                                                            (In millions)
Revenues
Premiums..................................... $      1,580  $      1,672  $      1,736
Net investment income........................        1,740         1,758         1,818
Net investment gains (losses)................           (7)          (71)            1
Net derivative gains (losses)................           12            22           (32)
                                              ------------  ------------  ------------
 Total revenues..............................        3,325         3,381         3,523
                                              ------------  ------------  ------------
Expenses
Policyholder benefits and claims.............        2,291         2,475         2,453
Policyholder dividends.......................          924           968           976
Other expenses...............................          111           117           125
                                              ------------  ------------  ------------
 Total expenses..............................        3,326         3,560         3,554
                                              ------------  ------------  ------------
 Revenues, net of expenses before provision
   for income tax expense (benefit)..........           (1)         (179)          (31)
Provision for income tax expense (benefit)...           (2)          (39)           12
                                              ------------  ------------  ------------
 Revenues, net of expenses and provision for
   income tax expense (benefit).............. $          1  $       (140) $        (43)
                                              ============  ============  ============

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

7. Investments

  See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO Securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                                    MLIC-52

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

    The following table presents the fixed maturity securities AFS by sector.
  U.S. corporate and foreign corporate sectors include redeemable preferred stock. RMBS includes agency, prime, alternative and sub-prime mortgage-backed securities. ABS includes securities collateralized by corporate loans and consumer loans. Municipals includes taxable and tax-exempt revenue bonds and, to a much lesser extent, general obligations of states, municipalities and political subdivisions. Commercial mortgage-backed securities ("CMBS")
  primarily includes securities collateralized by multiple commercial mortgage loans. RMBS, ABS and CMBS are collectively, "Structured Products."

                                      December 31, 2019                                 December 31, 2018
                      ------------------------------------------------- -------------------------------------------------
                                      Gross Unrealized                                  Gross Unrealized
                                ----------------------------  Estimated           ----------------------------  Estimated
                      Amortized          Temporary    OTTI      Fair    Amortized          Temporary    OTTI      Fair
                        Cost     Gains    Losses   Losses (1)   Value     Cost     Gains    Losses   Losses (1)   Value
                      --------- -------- --------- ---------- --------- --------- -------- --------- ---------- ---------
                                                                 (In millions)
U.S. corporate....... $  52,446 $  6,236  $   223   $     --  $  58,459 $  53,927 $  2,440 $   1,565  $     --  $  54,802
Foreign corporate....    28,421    2,397      517         --     30,301    26,592      674     1,303        --     25,963
U.S. government and
 agency..............    25,568    3,706       26         --     29,248    28,139    2,388       366        --     30,161
RMBS.................    21,476    1,324       59        (32)    22,773    22,186      831       305       (25)    22,737
ABS..................    10,215       47       61         --     10,201     8,599       40       112        --      8,527
Municipals...........     6,419    1,450       13         --      7,856     6,070      907        30        --      6,947
CMBS.................     5,523      214       17         --      5,720     5,471       48        75        --      5,444
Foreign government...     4,329      724       47         --      5,006     4,191      408       107        --      4,492
                      --------- --------  -------   --------  --------- --------- -------- ---------  --------  ---------
 Total fixed
   maturity
   securities AFS.... $ 154,397 $ 16,098  $   963   $   (32)  $ 169,564 $ 155,175 $  7,736 $   3,863  $   (25)  $ 159,073
                      ========= ========  =======   ========  ========= ========= ======== =========  ========  =========
-------------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized
    Investment Gains (Losses)."

  Methodology for Amortization of Premium and Accretion of Discount on
Structured Products

    Amortization of premium and accretion of discount on Structured Products considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated.
  Prepayment assumptions for Structured Products are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive and certain prepayment-sensitive
  Structured Products, the effective yield is recalculated on a prospective basis. For all other Structured Products, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities AFS

    The amortized cost and estimated fair value of fixed maturity securities
  AFS, by contractual maturity date, were as follows at December 31, 2019:

                                                     Due After Five
                                       Due After One     Years                                 Total Fixed
                           Due in One  Year Through   Through Ten   Due After Ten Structured     Maturity
                          Year or Less  Five Years       Years          Years      Products   Securities AFS
                          ------------ ------------- -------------- ------------- ----------- --------------
                                                            (In millions)
Amortized cost........... $    11,075  $     22,190   $     26,917  $     57,001  $    37,214 $     154,397
Estimated fair value..... $    11,064  $     22,737   $     29,214  $     67,855  $    38,694 $     169,564

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities AFS not due at a single maturity date have been presented in the year of final contractual maturity. Structured Products are shown separately, as they are not due at a single maturity.

                                    MLIC-53

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position by sector and aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                 December 31, 2019                           December 31, 2018
                     ------------------------------------------ -------------------------------------------
                                           Equal to or Greater                         Equal to or Greater
                      Less than 12 Months     than 12 Months     Less than 12 Months     than 12 Months
                     --------------------- -------------------- --------------------- ---------------------
                     Estimated    Gross    Estimated   Gross    Estimated    Gross    Estimated    Gross
                       Fair     Unrealized   Fair    Unrealized   Fair     Unrealized   Fair     Unrealized
                       Value      Losses     Value     Losses     Value      Losses     Value      Losses
                     ---------- ---------- --------- ---------- ---------- ---------- ---------- ----------
                                                     (Dollars in millions)
U.S. corporate...... $    2,036  $    77   $   1,304  $   146   $   23,398 $   1,176  $    3,043 $     389
Foreign corporate...      1,368       93       3,499      424       12,911       893       2,138       410
U.S. government and
 agency.............      1,552       26          29       --        4,322        29       7,948       337
RMBS................      1,479       15         524       12        5,611       107       4,482       173
ABS.................      2,428       13       3,778       48        5,958       105         223         7
Municipals..........        508       13           1       --          675        22          94         8
CMBS................        857        5         212       12        2,455        45         344        30
Foreign government..        149        6         215       41        1,364        83         191        24
                     ----------  -------   ---------  -------   ---------- ---------  ---------- ---------
 Total fixed
   maturity
   securities AFS... $   10,377  $   248   $   9,562  $   683   $   56,694 $   2,460  $   18,463 $   1,378
                     ==========  =======   =========  =======   ========== =========  ========== =========
Total number of
 securities in an
 unrealized loss
 position...........      1,059                  802                 5,263                 1,125
                     ==========            =========            ==========            ==========

  Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating
  Temporarily Impaired Fixed Maturity Securities AFS

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
   Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Products, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss are as follows:

  .   The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  .   When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall

                                    MLIC-54

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

      macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements;
      the security's position within the capital structure of the issuer;
      possible corporate restructurings or asset sales by the issuer; and
      changes to the rating of the security or the issuer by rating agencies.

  .   Additional considerations are made when assessing the unique features that apply to certain Structured Products including, but not limited to:
      the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  .   When determining the amount of the credit loss for the following types of securities: U.S. and foreign corporate, foreign government and municipals, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an
   OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

     The amortized cost of securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a security, the
   Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the
   Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, and foreign currency exchange rates. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities AFS decreased
   $2.9 billion for the year ended December 31, 2019 to $931 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreases in interest rates, narrowing credit spreads and to a lesser extent, foreign currency exchange rate movements.

     At December 31, 2019, $141 million of the total $931 million of gross unrealized losses were from 42 fixed maturity securities AFS with an unrealized loss position of 20% or more of amortized cost for six months or greater.

   Investment Grade Fixed Maturity Securities AFS

     Of the $141 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $90 million, or 64%, were related to gross unrealized losses on 18 investment grade fixed maturity securities AFS. Unrealized losses on investment grade fixed maturity securities AFS are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities AFS, rising interest rates since purchase.

                                    MLIC-55

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   Below Investment Grade Fixed Maturity Securities AFS

     Of the $141 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $51 million, or 36%, were related to gross unrealized losses on 24 below investment grade fixed maturity securities AFS.
   Unrealized losses on below investment grade fixed maturity securities AFS are principally related to U.S. and foreign corporate securities (primarily industrial) and CMBS and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates CMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                         December 31,
                                         ---------------------------------------------
                                                  2019                   2018
                                         ---------------------- ----------------------
                                          Carrying     % of      Carrying     % of
                                           Value       Total      Value       Total
                                         ----------- ---------- ----------- ----------
                                                     (Dollars in millions)
Mortgage loans:
Commercial.............................. $    37,311      56.9% $    38,123      59.9%
Agricultural............................      15,705       23.9      14,164       22.2
Residential.............................      12,575       19.2      11,392       17.9
                                         ----------- ---------- ----------- ----------
 Total recorded investment..............      65,591      100.0      63,679      100.0
Valuation allowances....................       (289)      (0.4)       (291)      (0.5)
                                         ----------- ---------- ----------- ----------
 Subtotal mortgage loans, net...........      65,302       99.6      63,388       99.5
Residential -- FVO (1)..................         188        0.3         299        0.5
                                         ----------- ---------- ----------- ----------
 Total mortgage loans
   held-for-investment, net.............      65,490      99.9%      63,687     100.0%
                                         ----------- ---------- ----------- ----------
Mortgage loans held-for-sale............          59        0.1          --         --
                                         ----------- ---------- ----------- ----------
 Total mortgage loans, net.............. $    65,549     100.0% $    63,687     100.0%
                                         =========== ========== =========== ==========
-------------

(1) Information on residential mortgage loans -- FVO is presented in Note 9.
    The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

    The amount of net discounts, included within total recorded investment, primarily residential, was $852 million and $907 million at December 31, 2019 and 2018, respectively.

    Purchases of mortgage loans, primarily residential, were $4.0 billion,
  $3.4 billion and $3.1 billion for the years ended December 31, 2019, 2018 and
  2017, respectively.

    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of mortgage loan participation interests in unaffiliated mortgage loans sold by the Company to affiliates for the years ended December 31, 2019, 2018 and 2017 was $100 million, $1.5 billion and
  $2.5 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $951 million, $1.5 billion and $1.8 billion for the years ended December 31, 2019, 2018 and 2017, respectively.

                                    MLIC-56

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

    The Company purchases unaffiliated mortgage loan participation interests under a master participation agreement from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the
  Company from such affiliate for the years ended December 31, 2019 and 2018 was $4.1 billion and $3.7 billion, respectively. The Company did not purchase any unaffiliated mortgage loan participation interests for the year ended
  December 31, 2017. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the
  Company's behalf and the affiliate remitted such payments to the Company in the amount of $403 million and $119 million for the year ended December 31,
  2019 and 2018, respectively.

  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans held-for-investment by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses               Credit Losses                Loans
                   --------------------------------------------------------  -------------------------- --------------------
                        Impaired Loans with a       Impaired Loans without a
                         Valuation Allowance          Valuation Allowance
                   -------------------------------- -----------------------
                    Unpaid                            Unpaid                                                       Average
                   Principal   Recorded  Valuation   Principal    Recorded     Recorded     Valuation   Carrying   Recorded
                    Balance   Investment Allowances   Balance    Investment   Investment    Allowances   Value    Investment
                   ---------- ---------- ---------- -----------  -----------  ------------  ----------  --------- ----------
                                                               (In millions)
December 31, 2019
Commercial........  $      --  $      --  $     --   $       --   $       --  $    37,311    $    186    $     --  $     --
Agricultural......         56         56         3          196          196       15,453          46         249       200
Residential.......         --         --        --          473          427       12,148          54         427       406
                   ---------- ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      56  $      56  $      3   $      669   $      623  $    64,912    $    286    $    676  $    606
                   ========== ========== =========  ===========  ===========  ============  =========   ========= =========
December 31, 2018
Commercial........  $      --  $      --  $     --   $       --   $       --  $    38,123    $    190    $     --  $     --
Agricultural......         31         31         3          169          169       13,964          41         197       123
Residential.......         --         --        --          431          386       11,006          57         386       358
                   ---------- ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      31  $      31  $      3   $      600   $      555  $    63,093    $    288    $    583  $    481
                   ========== ========== =========  ===========  ===========  ============  =========   ========= =========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $5 million, $32 million and $285 million, respectively, for the year ended December 31, 2017.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                      Commercial   Agricultural   Residential      Total
                                    -------------- ------------- ------------- --------------
                                                          (In millions)
Balance at January 1, 2017.........  $         167  $         38  $         62  $         267
Provision (release)................              6             4             8             18
Charge-offs, net of recoveries.....             --           (2)          (12)           (14)
                                    -------------- ------------- ------------- --------------
Balance at December 31, 2017.......            173            40            58            271
Provision (release)................             17             4             7             28
Charge-offs, net of recoveries.....             --            --           (8)            (8)
                                    -------------- ------------- ------------- --------------
Balance at December 31, 2018.......            190            44            57            291
Provision (release)................            (4)            10             7             13
Charge-offs, net of recoveries.....             --           (5)          (10)           (15)
                                    -------------- ------------- ------------- --------------
Balance at December 31, 2019.......  $         186  $         49  $         54  $         289
                                    ============== ============= ============= ==============

                                    MLIC-57

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                                    MLIC-58

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the
   Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are
   60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans held-for-investment was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                          Debt Service Coverage Ratios                          Estimated
                       ----------------------------------              % of       Fair       % of
                          1.20x   1.00x - 1.20x < 1.00x     Total     Total      Value      Total
                       ----------- ------------- -------- ----------- -------- ----------- ---------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........  $   28,908   $     961    $   426  $   30,295    81.2%  $   31,461     81.5%
65% to 75%............       5,307          47        346       5,700     15.3       5,844      15.1
76% to 80%............         482          --        238         720      1.9         714       1.9
Greater than 80%......         401         195         --         596      1.6         575       1.5
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   35,098   $   1,203    $ 1,010  $   37,311   100.0%  $   38,594    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........  $   31,282   $     723    $    85  $   32,090    84.2%  $   32,440     84.3%
65% to 75%............       4,759          --         21       4,780     12.5       4,829      12.6
76% to 80%............         340         210         56         606      1.6         585       1.5
Greater than 80%......         480         167         --         647      1.7         613       1.6
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   36,861   $   1,100    $   162  $   38,123   100.0%  $   38,467    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========

                                    MLIC-59

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans held-for-investment was as follows at:

                                             December 31,
                          --------------------------------------------------
                                    2019                      2018
                          ------------------------  ------------------------
                             Recorded      % of        Recorded      % of
                            Investment     Total      Investment     Total
                          -------------- ---------  -------------- ---------
                                         (Dollars in millions)
   Loan-to-value ratios:
   Less than 65%.........  $      14,741      93.9%  $      13,075      92.3%
   65% to 75%............            851       5.4           1,034       7.3
   76% to 80%............             71       0.4              32       0.2
   Greater than 80%......             42       0.3              23       0.2
                          -------------- ---------  -------------- ---------
       Total.............  $      15,705     100.0%  $      14,164     100.0%
                          ============== =========  ============== =========

  Credit Quality of Residential Mortgage Loans

     The credit quality of residential mortgage loans held-for-investment was as follows at:

                                              December 31,
                            -------------------------------------------------
                                      2019                     2018
                            ------------------------ ------------------------
                              Recorded      % of       Recorded      % of
                              Investment     Total     Investment     Total
                            ------------- ---------- ------------- ----------
                                          (Dollars in millions)
   Performance indicators:
   Performing..............  $     12,198      97.0%  $     10,990      96.5%
   Nonperforming (1).......           377        3.0           402        3.5
                            ------------- ---------- ------------- ----------
     Total.................  $     12,575     100.0%  $     11,392     100.0%
                            ============= ========== ============= ==========
--------

(1)Includes residential mortgage loans held-for-investment in process of foreclosure of $117 million and $140 million at December 31, 2019 and 2018, respectively.

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31,
  2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                    Greater than 90 Days Past Due and Still
                             Past Due                        Accruing Interest                          Nonaccrual
                ----------------------------------- --------------------------------------- -----------------------------------
                December 31, 2019 December 31, 2018 December 31, 2019   December 31, 2018   December 31, 2019 December 31, 2018
                ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
                                                               (In millions)
Commercial.....              $ --              $ --               $--                $ --                $167              $167
Agricultural...               124               204                 2                 109                 137               105
Residential....               377               402                --                  --                 377               402
                ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
 Total.........              $501              $606               $ 2                $109                $681              $674
                ================= ================= =================   =================   ================= =================

                                    MLIC-60

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings.
  Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    For the year ended December 31, 2019, the Company had 396 residential mortgage loans modified in a troubled debt restructuring with carrying value of $97 million and $87 million pre-modification and post-modification, respectively. For the year ended December 31, 2018, the Company had 440 residential mortgage loans modified in a troubled debt restructuring with carrying value of $96 million and $92 million pre-modification and post-modification, respectively.

    For the year ended December 31, 2019, the Company had three agricultural mortgage loans modified in a troubled debt restructuring with carrying value of $111 million for both pre-modification and post-modification. For the year ended December 31, 2018, the Company did not have a significant amount of agricultural mortgage loans modified in a troubled debt restructuring. For both years ended December 31, 2019 and 2018, the Company did not have commercial mortgage loans modified in a troubled debt restructuring.

Real Estate and Real Estate Joint Ventures

  The Company's real estate investment portfolio is diversified by property type, geography and income stream, including income from operating leases, operating income and equity in earnings from equity method real estate joint ventures. Real estate investments, by income type, as well as income earned, are as follows at and for the periods indicated:

                                        December 31,       Years Ended December 31,
                                    --------------------- --------------------------
                                       2019       2018      2019     2018     2017
                                    ---------- ---------- -------- -------- --------
                                       Carrying Value               Income
                                    --------------------- --------------------------
                                                     (In millions)
Leased real estate investments..... $    1,586 $    1,134 $    165 $    210 $    209
Other real estate investments......        419        460      174      177      172
Real estate joint ventures.........      4,654      4,558       62       85       65
                                    ---------- ---------- -------- -------- --------
 Total real estate and real estate
   joint ventures.................. $    6,659 $    6,152 $    401 $    472 $    446
                                    ========== ========== ======== ======== ========

  The carrying value of real estate investments acquired through foreclosure was $34 million and $42 million at December 31, 2019 and 2018, respectively.
Depreciation expense on real estate investments was $62 million, $65 million and $76 million for the years ended December 31, 2019, 2018 and 2017, respectively. Real estate investments were net of accumulated depreciation of
$652 million and $671 million at December 31, 2019 and 2018, respectively.

Leases

  Leased Real Estate Investments -- Operating Leases

    The Company, as lessor, leases investment real estate, principally commercial real estate for office and retail use, through a variety of operating lease arrangements, which typically include tenant reimbursement for property operating costs and options to renew or extend the lease. In some circumstances, leases may include an option for the lessee to purchase the property. In addition, certain leases of retail space may stipulate that a portion of the income earned is contingent upon the level of the tenants'
  revenues. The Company has elected a practical expedient of not separating non-lease components related to reimbursement of property operating costs from associated lease components. These property operating costs have the same timing and pattern of transfer as the related lease component, because they are incurred over the same period of time as the operating lease. Therefore, the combined component is accounted for as a single operating lease. Risk is managed through lessee credit analysis, property type diversification, and geographic diversification, primarily across the
  United States. Leased real estate investments and income earned, by property type, are as follows at and for the periods indicated:

                                    MLIC-61

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

                                                December 31,       Years Ended December 31,
                                            --------------------- --------------------------
                                               2019       2018      2019     2018     2017
                                            ---------- ---------- -------- -------- --------
                                               Carrying Value               Income
                                            --------------------- --------------------------
                                                             (In millions)
Leased real estate investments:
  Office................................... $      278 $      373 $     49 $     60 $     57
  Retail...................................        507        450       70       65       63
  Apartment (1)............................        525         --        3       49       53
  Industrial...............................        243        209       42       35       36
  Other....................................         33        102        1        1       --
                                            ---------- ---------- -------- -------- --------
    Total leased real estate investments... $    1,586 $    1,134 $    165 $    210 $    209
                                            ========== ========== ======== ======== ========
--------

(1) The Company sold its investment in apartment properties in the fourth quarter of 2018 and subsequently, in the fourth quarter of 2019, purchased investments in apartment properties.

    Future contractual receipts under operating leases as of December 31, 2019 are $114 million in 2020, $107 million in 2021, $95 million in 2022,
  $87 million in 2023, $79 million in 2024, $259 million thereafter, and in total $741 million.

  Leveraged and Direct Financing Leases

    The Company has diversified leveraged lease and direct financing lease portfolios. Its leveraged leases principally include renewable energy generation facilities, rail cars, commercial real estate and commercial aircraft, and its direct financing leases principally include renewable energy generation facilities. These assets are leased through a variety of lease arrangements, which may include options to renew or extend the lease and options for the lessee to purchase the property. Residual values are estimated at inception of the lease using available third-party data. Risk is managed through lessee credit analysis, asset allocation, geographic diversification, and ongoing reviews of estimated residual values, using available third-party data and, in certain leases, linking the amount of future rents to changes in inflation rates. Generally, estimated residual values are not guaranteed by the lessee or a third party.

    Investment in leveraged and direct financing leases consisted of the following at:

                                   December 31, 2019       December 31, 2018
                                ----------------------  ----------------------
                                              Direct                  Direct
                                 Leveraged   Financing   Leveraged   Financing
                                  Leases      Leases      Leases      Leases
                                ----------  ----------  ----------  ----------
                                                 (In millions)
 Lease receivables, net (1).... $      666  $      232  $      715  $      256
 Estimated residual values.....        592          42         618          42
                                ----------  ----------  ----------  ----------
  Subtotal.....................      1,258         274       1,333         298
 Unearned income...............       (362)        (85)       (401)       (100)
                                ----------  ----------  ----------  ----------
  Investment in leases......... $      896  $      189  $      932  $      198
                                ==========  ==========  ==========  ==========
--------

(1) Future contractual receipts under direct financing leases as of
    December 31, 2019 are $23 million in 2020, $21 million in 2021, $21 million in 2022, $21 million in 2023, $21 million in 2024, $125 million thereafter, and in total $232 million.

    Lease receivables are generally due in periodic installments. The remaining life of the payment periods for leveraged leases generally range from one to
  15 years but in certain circumstances can be over 25 years, while the remaining life of the payment periods for direct financing leases generally range from one to 25 years but in certain circumstances can be over 25 years.
  For lease receivables, the primary credit quality indicator is whether the lease receivable is performing or nonperforming, which is assessed monthly.
  The Company generally defines nonperforming lease receivables as those that are 90 days or more past due. At both December 31, 2019 and 2018 all lease receivables were performing.

                                    MLIC-62

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

    The Company's deferred income tax liability related to leveraged leases was
  $425 million and $465 million at December 31, 2019 and 2018, respectively.

    The components of income from investment in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

                                                                   Years Ended December 31,
                                                  -----------------------------------------------------------
                                                         2019                2018                2017
                                                  ------------------- ------------------- -------------------
                                                             Direct              Direct              Direct
                                                  Leveraged Financing Leveraged Financing Leveraged Financing
                                                   Leases    Leases    Leases    Leases    Leases    Leases
                                                  --------- --------- --------- --------- --------- ---------
                                                                         (In millions)
Lease investment income.......................... $      37 $     12  $      37 $      13 $     11  $      15
Less: Income tax expense.........................         8        3          8         3        4          5
                                                  --------- --------  --------- --------- --------  ---------
    Lease investment income, net of income tax... $      29 $      9  $      29 $      10 $      7  $      10
                                                  ========= ========  ========= ========= ========  =========

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), affiliated investments, tax credit and renewable energy partnerships, annuities funding structured settlement claims, leveraged and direct financing leases, FHLB common stock, equity securities and FVO Securities. See "-- Related Party Investment Transactions"
for information regarding affiliated investments.

  Tax Credit Partnerships

  The carrying value of tax credit partnerships was $1.3 billion and
$1.7 billion at December 31, 2019 and 2018, respectively. Losses from tax credit partnerships included within net investment income were $240 million,
$257 million and $259 million for the years ended December 31, 2019, 2018 and
2017, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $5.5 billion and $5.0 billion at December 31, 2019 and 2018, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity securities AFS, equity securities and derivatives and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                                    MLIC-63

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                                                  Years Ended December 31,
                                                                        -------------------------------------------
                                                                             2019           2018           2017
                                                                        -------------  -------------  -------------
                                                                                       (In millions)
Fixed maturity securities AFS.......................................... $      15,145  $       3,890  $      12,349
Fixed maturity securities AFS with noncredit OTTI losses included in
 AOCI..................................................................            32             25             40
                                                                        -------------  -------------  -------------
  Total fixed maturity securities AFS..................................        15,177          3,915         12,389
Equity securities......................................................            --             --            119
Derivatives............................................................         2,043          1,742          1,396
Other..................................................................           210            231              1
                                                                        -------------  -------------  -------------
  Subtotal.............................................................        17,430          5,888         13,905
                                                                        -------------  -------------  -------------
Amounts allocated from:
Future policy benefits.................................................        (1,121)            (5)           (19)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI.......            --             --             --
DAC, VOBA and DSI......................................................        (1,051)          (571)          (790)
Policyholder dividend obligation.......................................        (2,020)          (428)        (2,121)
                                                                        -------------  -------------  -------------
  Subtotal.............................................................        (4,192)        (1,004)        (2,930)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI....................................................            (7)            (5)           (14)
Deferred income tax benefit (expense)..................................        (2,735)          (982)        (3,704)
                                                                        -------------  -------------  -------------
  Net unrealized investment gains (losses)............................. $      10,496  $       3,897  $       7,257
                                                                        =============  =============  =============

   The changes in net unrealized investment gains (losses) were as follows:

                                                                                     Years Ended December 31,
                                                                           -------------------------------------------
                                                                                2019           2018           2017
                                                                           -------------  -------------  -------------
                                                                                          (In millions)
Balance at January 1,..................................................... $       3,897  $       7,257  $       5,051
Cumulative effects of changes in accounting principles, net of income tax
 (Note 1).................................................................            17          1,310             --
Fixed maturity securities AFS on which noncredit OTTI losses have been
 recognized...............................................................             7            (15)            30
Unrealized investment gains (losses) during the year......................        11,513         (7,883)         3,621
Unrealized investment gains (losses) relating to:
Future policy benefits....................................................        (1,116)            14            (10)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........            --             --              1
DAC, VOBA and DSI.........................................................          (480)           219           (221)
Policyholder dividend obligation..........................................        (1,592)         1,693           (190)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI.......................................................            (2)             9            (11)
Deferred income tax benefit (expense).....................................        (1,748)         1,293         (1,014)
                                                                           -------------  -------------  -------------
Balance at December 31,................................................... $      10,496  $       3,897  $       7,257
                                                                           =============  =============  =============
Change in net unrealized investment gains (losses)........................ $       6,599  $      (3,360) $       2,206
                                                                           =============  =============  =============

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                                    MLIC-64

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

Securities Lending and Repurchase Agreements

   Securities, Collateral and Reinvestment Portfolio

   A summary of the outstanding securities lending and repurchase agreements transactions is as follows:

                                                                December 31,
                               ------------------------------------------------------------------------------
                                                2019                                    2018
                               --------------------------------------- --------------------------------------
                               Securities                              Securities
                                  (1)                                     (1)
                               ----------                              ----------
                                               Cash                                    Cash
                                            Collateral   Reinvestment               Collateral   Reinvestment
                                          Received from  Portfolio at             Received from  Portfolio at
                               Estimated  Counterparties   Estimated   Estimated  Counterparties  Estimated
                               Fair Value    (2), (3)     Fair Value   Fair Value    (2), (3)     Fair Value
                               ---------- -------------- ------------- ---------- -------------- ------------
                                                         (In millions)
Securities lending............ $  12,455    $  12,791      $  12,847   $  13,138    $  13,351     $  13,376
Repurchase agreements......... $   2,333    $   2,310      $   2,320   $   1,020    $   1,000     $   1,001
-------------

(1) Securities on loan or securities pledged in connection with these programs are included within fixed maturities securities AFS, short-term investments and cash equivalents.

(2) In connection with securities lending, in addition to cash collateral received, the Company received from counterparties security collateral of
    $0 and $64 million at December 31, 2019 and 2018, respectively, which may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

(3) The liability for cash collateral for these programs is included within payables for collateral under securities loaned, other transactions and other liabilities.

   Contractual Maturities

   A summary of the remaining contractual maturities of securities lending agreements and repurchase agreements is as follows:

                                                            December 31,
                              -------------------------------------------------------------------------
                                              2019                                 2018
                              ------------------------------------ ------------------------------------
                                      Remaining Maturities                 Remaining Maturities
                              ------------------------------------ ------------------------------------
                                                  Over                                 Over
                                       1 Month   1 to 6                     1 Month   1 to 6
                              Open (1) or Less   Months    Total   Open (1) or Less   Months    Total
                              -------- -------- -------- --------- -------- -------- -------- ---------
                                                            (In millions)
Cash collateral liability by
 loaned security type:
  Securities lending:
    U.S. government and
     agency.................. $  2,260 $  5,040 $  5,491 $  12,791 $  1,970 $  7,426 $  3,955 $  13,351
  Repurchase agreements:
    U.S. government and
     agency.................. $     -- $  2,310 $     -- $   2,310 $     -- $  1,000 $     -- $   1,000
-------------

(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

(2) The Company is permitted to withdraw any portion of the pledged collateral over the minimum collateral requirement at any time, other than in the event of a default by the Company.

                                    MLIC-65

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both.

  The securities lending and repurchase agreements reinvestment portfolios consist principally of high quality, liquid, publicly-traded fixed maturity securities AFS, short-term investments, cash equivalents or cash. If the securities on loan, securities pledged or the reinvestment portfolio become less liquid, liquidity resources within the general account are available to meet any potential cash demands when securities on loan or securities pledged are put back by the counterparty.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                          December 31,
                                                                  -----------------------------
                                                                       2019           2018
                                                                  -------------- --------------
                                                                          (In millions)
Invested assets on deposit (regulatory deposits).................  $          62  $          47
Invested assets pledged as collateral (1)........................         20,659         20,207
                                                                  -------------- --------------
    Total invested assets on deposit and pledged as collateral...  $      20,721  $      20,254
                                                                  ============== ==============
-------------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 3), derivative transactions (see Note 8) and secured debt (See Note 11).

  See "-- Securities Lending and Repurchase Agreements" for information regarding securities supporting securities lending and repurchase agreement transactions and Note 6 for information regarding investments designated to the closed block. In addition, the Company's investment in FHLB common stock, which is considered restricted until redeemed by the issuers, was $737 million and
$724 million, at redemption value, at December 31, 2019 and 2018, respectively.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized in net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized in net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI investments had an outstanding principal balance of
$3.2 billion and $3.9 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest payments whether or not currently due and a carrying value (estimated fair value of the investments plus accrued interest) of $2.7 billion and
$3.2 billion at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings in net investment income was $170 million and $266 million for the years ended December 31, 2019 and 2018, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2019 and 2018.

                                    MLIC-66

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $11.5 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.3 billion at December 31, 2019. Except for certain real estate joint ventures and certain funds, the Company's investments in its remaining real estate funds and other limited partnership interests are generally of a passive nature in that the
Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for two of the three most recent annual periods: 2019 and 2017. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $527.8 billion and $466.8 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$77.6 billion and $56.3 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $40.9 billion,
$42.7 billion and $35.0 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.
The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to investment related VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                         -------------------------------------------------
                                                   2019                     2018
                                         ------------------------ ------------------------
                                            Total        Total       Total        Total
                                            Assets    Liabilities    Assets    Liabilities
                                         ------------ ----------- ------------ -----------
                                                           (In millions)
Real estate joint ventures (1).......... $      1,378  $      --  $      1,394  $      --
Renewable energy partnership (2)........           94         --           102         --
Investment fund (primarily mortgage
 loans) (3).............................          211         --           219         --
Other investments (2)...................           10          5            21          5
                                         ------------  ---------  ------------  ---------
 Total.................................. $      1,693  $       5  $      1,736  $       5
                                         ============  =========  ============  =========
-------------

                                    MLIC-67

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

(1) The Company's investment in these affiliated real estate joint ventures was
    $1.2 billion and $1.3 billion at December 31, 2019 and 2018, respectively.
    Other affiliates' investments in these affiliated real estate joint ventures were $129 million and $123 million at December 31, 2019 and 2018, respectively.

(2) Assets of the renewable energy partnership and other investments are primarily consisted of other invested assets.

(3) The Company's investment in this affiliated investment fund was
    $172 million and $178 million, at December 31, 2019 and 2018, respectively.
    An affiliate had an investment in this affiliated investment fund of
    $39 million and $41 million at December 31, 2019 and 2018, respectively.

  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                              December 31,
                                         -------------------------------------------------------
                                                    2019                        2018
                                         --------------------------- ---------------------------
                                                          Maximum                     Maximum
                                           Carrying      Exposure      Carrying      Exposure
                                            Amount      to Loss (1)     Amount      to Loss (1)
                                         ------------- ------------- ------------- -------------
                                                              (In millions)
Fixed maturity securities AFS:
 Structured Products (2)................ $      37,119 $      37,119 $      35,112 $      35,112
 U.S. and foreign corporate.............         1,098         1,098           669           669
Other limited partnership interests.....         4,461         7,423         3,979         6,405
Other invested assets...................         1,554         1,677         1,914         2,066
Real estate joint ventures..............            25            28            33            37
                                         ------------- ------------- ------------- -------------
 Total.................................. $      44,257 $      47,345 $      41,707 $      44,289
                                         ============= ============= ============= =============
-------------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties.
    For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $6 million and $93 million at December 31,
    2019 and 2018, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs for each of the years ended December 31, 2019, 2018 and
  2017.

    The Company securitizes certain residential mortgage loans and acquires an interest in the related RMBS issued. While the Company has a variable interest in the issuer of the securities, it is not the primary beneficiary of the issuer of the securities since it does not have any rights to remove the servicer or veto rights over the servicer's actions. The resulting gain
  (loss) from the securitization is included within net investment gains
  (losses). The estimated fair value of the related RMBS acquired in connection with the securitizations is included in the carrying amount and maximum exposure to loss for Structured Products presented in the table above.

    The carrying value and the estimated fair value of mortgage loans were
  $443 million and $467 million, respectively, for loans sold during 2019, and
  $451 million and $478 million, respectively, for loans sold during 2018.
  Gains on securitizations

                                    MLIC-68

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  of $24 million and $27 million for the years ended December 31, 2019 and
  2018, respectively, were included within net investment gains (losses). The estimated fair value of RMBS acquired in connection with the securitizations was $131 million and $98 million at December 31, 2019 and 2018, respectively.

    See Note 9 for information on how the estimated fair value of mortgage loans and RMBS is determined, the valuation approaches and key inputs, their placement in the fair value hierarchy, and for certain RMBS, quantitative information about the significant unobservable inputs and the sensitivity of their estimated fair value to changes in those inputs.

Net Investment Income

   The components of net investment income were as follows:

                                                 Years Ended December 31,
                                         -----------------------------------------
                                             2019          2018          2017
                                         ------------- ------------- -------------
                                                       (In millions)
Investment income:
Fixed maturity securities AFS...........   $     7,015   $     7,268   $     7,057
Mortgage loans..........................         3,147         2,822         2,647
Policy loans............................           307           297           310
Real estate and real estate joint
 ventures...............................           401           472           446
Other limited partnership interests.....           545           519           625
Cash, cash equivalents and short-term
 investments............................           183           121            74
Equity securities.......................            35            42            97
FVO Securities (1)......................            74            22            --
Operating joint venture.................            69            37            19
Other...................................           221           261           133
                                         ------------- ------------- -------------
 Subtotal...............................        11,997        11,861        11,408
Less: Investment expenses...............         1,024           942           895
                                         ------------- ------------- -------------
 Net investment income..................   $    10,973   $    10,919   $    10,513
                                         ============= ============= =============
-------------

(1) Changes in estimated fair value subsequent to purchase for FVO Securities still held as of the end of the respective periods included in net investment income were $74 million and $22 million for the years ended
    December 31, 2019 and 2018, respectively. There were no changes in estimated fair value subsequent to purchase for FVO Securities still held as of December 31, 2017 included in net investment income for the year ended December 31, 2017.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

    The Company invests in real estate joint ventures, other limited partnership interests and tax credit and renewable energy partnerships, and also does business through an operating joint venture, the majority of which are accounted for under the equity method. Net investment income from other limited partnership interests and the operating joint venture, accounted for under the equity method; and real estate joint ventures and tax credit and renewable energy partnerships, primarily accounted for under the equity method, totaled $458 million, $344 million and $300 million for the years ended December 31, 2019, 2018, and 2017, respectively.

                                    MLIC-69

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                    Years Ended December 31,
                                           -------------------------------------
                                                2019         2018         2017
                                           -----------  -----------  -----------
                                                       (In millions)
Total gains (losses) on fixed maturity
 securities AFS:
Total OTTI losses recognized -- by sector
 and industry:
U.S. and foreign corporate securities --
 by industry:
Consumer..................................  $      (16)  $      (19)  $       (5)
Industrial................................         (19)          (2)          --
Finance...................................          --           (2)          --
                                           -----------  -----------  -----------
 Total U.S. and foreign corporate
   securities.............................         (35)         (23)          (5)
RMBS......................................          (2)          --           --
Foreign Government........................          (2)          --           --
Municipals................................          --           --           (1)
                                           -----------  -----------  -----------
 OTTI losses on fixed maturity securities
   AFS recognized in earnings.............         (39)         (23)          (6)
Fixed maturity securities AFS -- net
 gains (losses) on sales and disposals....          51          107           23
                                           -----------  -----------  -----------
 Total gains (losses) on fixed maturity
   securities AFS.........................          12           84           17
                                           -----------  -----------  -----------
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by
 security type:
Common stock..............................          --           --          (23)
Non-redeemable preferred stock............          --           --           (1)
                                           -----------  -----------  -----------
 OTTI losses on equity securities
   recognized in earnings.................          --           --          (24)
Equity securities -- net gains (losses)
 on sales and disposals...................          12           17            7
Change in estimated fair value of equity
 securities (1)...........................          38         (101)          --
                                           -----------  -----------  -----------
 Total gains (losses) on equity securities          50          (84)         (17)
Mortgage loans............................         (13)         (50)         (34)
Real estate and real estate joint ventures         396          311          607
Other limited partnership interests.......           3            8          (52)
Other (2).................................         (46)        (162)        (115)
                                           -----------  -----------  -----------
 Subtotal.................................         402          107          406
                                           -----------  -----------  -----------
Change in estimated fair value of other
 limited partnership interests............         (15)          11           --
Non-investment portfolio gains (losses)...         (41)          35          (72)
                                           -----------  -----------  -----------
 Total net investment gains (losses)......  $      346   $      153   $      334
                                           ===========  ===========  ===========
--------

(1)Changes in estimated fair value subsequent to purchase for equity securities still held as of the end of the period included in net investment gains
   (losses) were $31 million and ($82) million for the years ended December 31,
   2019 and 2018, respectively.

(2)Other gains (losses) included tax credit partnership impairment losses of
   $92 million, and a renewable energy partnership disposal gain of $46 million for the year ended December 31, 2019. Other gains (losses) included renewable energy partnership disposal losses of $83 million and leveraged lease impairment losses of $105 million for the year ended December 31,
   2018. Other gains (losses) included renewable energy partnership disposal losses of $6 million and leveraged lease impairment losses of $79 million for the year ended December 31, 2017.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

                                    MLIC-70

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($57) million, $21 million and ($142) million for the years ended December 31, 2019, 2018 and 2017, respectively.

  Sales or Disposals and Impairments of Fixed Maturity Securities AFS

    Sales of securities are determined on a specific identification basis.
  Proceeds from sales or disposals and the components of net investment gains (losses) were as shown in the table below:

                                              Years Ended December 31,
                                       -------------------------------------
                                           2019         2018         2017
                                       -----------  -----------  -----------
                                                   (In millions)
   Proceeds...........................  $   32,175   $   53,042   $   34,483
                                       ===========  ===========  ===========
   Gross investment gains.............  $      392   $      604   $      278
   Gross investment losses............        (341)        (497)        (255)
   OTTI losses........................         (39)         (23)          (6)
                                       -----------  -----------  -----------
    Net investment gains (losses).....  $       12   $       84   $       17
                                       ===========  ===========  ===========

  Credit Loss Rollforward of Fixed Maturity Securities AFS

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities
  AFS still held for which a portion of the OTTI loss was recognized in OCI:

                                                     Years Ended December 31,
                                                 ---------------------------
                                                    2019           2018
                                                  ----------     ----------
                                                      (In millions)
        Balance at January 1,...................  $      70      $     110
         Sales (maturities, pay downs or
           prepayments) of securities
           previously impaired as credit loss
           OTTI.................................        (16)           (38)
         Increase in cash flows -- accretion of
           previous credit loss OTTI............         (1)            (2)
                                                  ----------     ----------
        Balance at December 31,.................  $      53      $      70
                                                  ==========     ==========

Related Party Investment Transactions

   The Company transfers invested assets primarily consisting of fixed maturity securities AFS and mortgage loans to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                      Years Ended December 31,
                                                ------------------------------
                                                  2019      2018       2017
                                                 -------   -------   --------
                                                     (In millions)
       Estimated fair value of invested assets
        transferred to affiliates.............. $    --   $    --   $    453
       Amortized cost of invested assets
        transferred to affiliates.............. $    --   $    --   $    416
       Net investment gains (losses)
        recognized on transfers................ $    --   $    --   $     37
       Estimated fair value of invested assets
        transferred from affiliates............ $    46   $    77   $    306

                                    MLIC-71

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   Recurring related party investments and related net investment income were as follows at and for the periods ended:

                                                                                December 31,    Years Ended December 31,
                                                                              ----------------- ------------------------
                                                                                2019     2018   2019     2018    2017
                                                                              -------- --------  -----    -----   -----
   Investment Type/Balance Sheet Category           Related Party              Carrying Value   Net Investment Income
--------------------------------------    ----------------------------------- ----------------- ------------------------
                                                                                         (In millions)
      Affiliated investments (1)......... MetLife, Inc.                       $  1,810 $  1,798 $  34    $  31   $  78
      Affiliated investments (2)......... American Life Insurance Company          100      100     3        3       3
      Affiliated investments (3)......... Metropolitan Property and Casualty
                                          Insurance Company                        315      315    11       10       6
                                                                              -------- --------  -----    -----   -----
      Other invested assets..............                                     $  2,225 $  2,213 $  48    $  44   $  87
                                                                              ======== ========  =====    =====   =====
      Money market pool (4).............. Metropolitan Money Market Pool      $     -- $     52 $   1    $   1   $   1
                                                                              -------- --------  -----    -----   -----
      Short-term investments.............                                     $     -- $     52 $   1    $   1   $   1
                                                                              ======== ========  =====    =====   =====
--------

(1)Represents an investment in affiliated senior notes. The affiliated senior notes have maturity dates from September 2020 to October 2029 and bear interest, payable semi-annually, at a rate per annum ranging from 0.82% to
   3.14%. In July 2019, a (Yen)53.3 billion 1.45% affiliated senior note matured and was refinanced with a (Yen)37.3 billion 1.60% affiliated senior note due July 2023 and a (Yen)16.0 billion 1.64% affiliated senior note due
   July 2026. In October 2019, a (Yen)26.5 billion 1.72% affiliated senior note matured and was refinanced with a (Yen)26.5 billion 1.81% affiliated senior note due October 2029.

(2)Represents an investment in an affiliated surplus note. The surplus note, which bears interest at a fixed rate of 3.17%, payable semiannually, is due
   June 2020.

(3)Represents an investment in affiliated preferred stock. Dividends are payable quarterly at a variable rate.

(4)The investment has a variable rate of return.

    Through March 31, 2018, the Company provided investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $19 million and $73 million for the years ended December 31, 2018 and 2017, respectively. Effective April 1, 2018, the
  Company receives investment advisory services from an affiliate. The related affiliated investment advisory charges to the Company were $299 million and
  $198 million for the years ended December 31, 2019 and 2018, respectively.

    See "-- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures and affiliated investment fund.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two
counterparties ("OTC-bilateral"). The types of derivatives the Company uses

                                    MLIC-72

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

include swaps, forwards, futures and option contracts. To a lesser extent, the
Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity securities AFS. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, and interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap)
futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products issued by the
Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions.
The Company utilizes swaptions in nonqualifying hedging relationships.
Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities.
The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

                                    MLIC-73

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

  A synthetic GIC is a contract that simulates the performance of a traditional
GIC through the use of financial instruments. The policyholder owns the underlying assets, and the Company provides a guarantee (or "wrap") on the participant funds for an annual risk charge. The Company's maximum exposure to loss on synthetic GICs is the notional amount, in the event the values of all of the underlying assets were reduced to zero. The Company's risk is substantially lower due to contractual provisions that limit the portfolio to high quality assets, which are pre-approved and monitored for compliance, as well as the collection of risk charges. In addition, the crediting rates reset periodically to amortize market value gains and losses over a period equal to the duration of the wrapped portfolio, subject to a 0% floor. While plan participants may transact at book value, contract holder withdrawals may only occur immediately at market value, or at book value paid over a period of time per contract provisions. Synthetic GICs are not designated as hedging instruments.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors.
In each case, payout on a credit default swap is triggered only after the
Credit Derivatives Determinations Committee of the International Swaps and
Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred.
The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency, or other fixed maturity securities AFS. These credit default swaps are not designated as hedging instruments.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                                    MLIC-74

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products issued by the Company.
To hedge against adverse changes in equity indices, the Company enters into contracts to sell the underlying equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price.
Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products issued by the Company.
In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.
Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products issued by the Company. The
Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The
Company utilizes equity total return swaps in nonqualifying hedging relationships.

                                    MLIC-75

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                     December 31,
                                         --------------------------------------------------------------------
                                                       2019                               2018
                                         --------------------------------- ----------------------------------
                                                     Estimated Fair Value               Estimated Fair Value
                                                    ----------------------             ----------------------
                                           Gross                             Gross
                     Primary Underlying   Notional                          Notional
                       Risk Exposure       Amount    Assets    Liabilities   Amount     Assets    Liabilities
                     ------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps. Interest rate        $   2,370  $  2,668   $       2   $    2,446  $  2,197   $       2
Foreign currency     Foreign currency
 swaps.............. exchange rate            1,250        12          17        1,191        49          --
                                         ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal...........                          3,620     2,680          19        3,637     2,246           2
                                         ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps. Interest rate            3,324       125          27        3,181       139           1
Interest rate
 forwards........... Interest rate            6,793        75         142        3,023        --         216
Foreign currency     Foreign currency
 swaps.............. exchange rate           27,240     1,199       1,103       26,239     1,218       1,318
                                         ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal...........                         37,357     1,399       1,272       32,443     1,357       1,535
                                         ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying
   hedges...........                         40,977     4,079       1,291       36,080     3,603       1,537
                                         ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate swaps. Interest rate           38,820     2,296         133       36,238     1,507          85
Interest rate floors Interest rate           12,701       156          --       12,701       102          --
Interest rate caps.. Interest rate           42,622        18           5       54,576       154           1
Interest rate
 futures............ Interest rate              745        --          --          794        --           1
Interest rate
 options............ Interest rate           24,944       427          --       24,340       185          --
Interest rate total
 return swaps....... Interest rate            1,048         5          49        1,048        33           2
Synthetic GICs...... Interest rate           16,498        --          --       18,006        --          --
Foreign currency     Foreign currency
 swaps.............. exchange rate            6,124       419          97        5,986       700          79
Foreign currency     Foreign currency
 forwards........... exchange rate            1,001        12           8          943        15          14
Credit default
 swaps -- purchased. Credit                     888         4          11          858        24           4
Credit default
 swaps -- written... Credit                   8,711       200           1        7,864        67          13
Equity futures...... Equity market            2,039        --           5        1,006         1           6
Equity index options Equity market           23,104       447         417       23,162       706         396
Equity variance
 swaps.............. Equity market              637        17          17        1,946        32          81
Equity total return
 swaps.............. Equity market              716        --          68          886        89          --
                                         ---------- ---------  ----------  ---------------------  ----------
 Total non-designated or nonqualifying
   derivatives.........................     180,598     4,001         811      190,354     3,615         682
                                         ---------- ---------  ----------  ---------------------  ----------
 Total.................................   $ 221,575  $  8,080   $   2,102   $  226,434  $  7,218   $   2,219
                                         ========== =========  ==========  =========== =========  ==========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps and interest rate swaps that are used to synthetically create investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                                    MLIC-76

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

The Effects of Derivatives on the Consolidated Statements of Operations and
Comprehensive Income (Loss)

   The following table presents the consolidated financial statement location and amount of gain (loss) recognized on fair value, cash flow, nonqualifying hedging relationships and embedded derivatives:

                                                                          Year Ended December 31, 2019
                                                  ----------------------------------------------------------------------------
                                                                                                  Interest
                                                                Net        Net                  Credited to
                                                     Net     Investment Derivative Policyholder Policyholder
                                                  Investment   Gains      Gains    Benefits and   Account     Other
                                                    Income    (Losses)   (Losses)     Claims      Balances   Expenses    OCI
                                                  ---------- ---------- ---------- ------------ ------------ -------- --------
                                                                                  (In millions)
Gain (Loss) on Fair Value Hedges:
Interest rate derivatives:
Derivatives designated as hedging
 instruments (1).................................   $    (2)   $   --    $     --     $   339     $      1    $    --      N/A
Hedged items.....................................         4        --          --        (369)          --         --      N/A
Foreign currency exchange rate derivatives:
Derivatives designated as hedging
 instruments (1).................................       (54)       --          --          --           --         --      N/A
Hedged items.....................................        54        --          --          --           --         --      N/A
                                                   --------   -------   ---------    --------    ---------   -------- --------
Amount excluded from the assessment of hedge
 effectiveness...................................        --        --          --          --           --         --      N/A
                                                   --------   -------   ---------    --------    ---------   -------- --------
  Subtotal.......................................         2        --          --         (30)           1         --      N/A
Gain (Loss) on Cash Flow Hedges:
Interest rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A       N/A         N/A         N/A          N/A        N/A  $   605
Amount of gains (losses) reclassified from AOCI
 into income.....................................        23         4          --          --           --         --      (27)
Foreign currency exchange rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A       N/A         N/A         N/A          N/A        N/A      (67)
Amount of gains (losses) reclassified from AOCI
 into income.....................................        (3)      212          --          --           --         --     (209)
Foreign currency transaction gains (losses) on
 hedged items....................................        --      (211)         --          --           --         --       --
Credit derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A       N/A         N/A         N/A          N/A        N/A       --
Amount of gains (losses) reclassified from AOCI
 into income.....................................         1        --          --          --           --         --       (1)
                                                   --------   -------   ---------    --------    ---------   -------- --------
  Subtotal.......................................        21         5          --          --           --         --      301
Gain (Loss) on Derivatives Not Designated or Not
 Qualifying as Hedging Instruments:
Interest rate derivatives (1)....................        (3)       --         720          --           --         --      N/A
Foreign currency exchange rate derivatives (1)...        --        --         (49)         --           --         --      N/A
Credit derivatives -- purchased (1)..............        --        --         (25)         --           --         --      N/A
Credit derivatives -- written (1)................        --        --         172          --           --         --      N/A
Equity derivatives (1)...........................        --        --        (944)       (150)          --         --      N/A
Foreign currency transaction gains (losses) on
 hedged items....................................        --        --          (4)         --           --         --      N/A
                                                   --------   -------   ---------    --------    ---------   -------- --------
  Subtotal.......................................        (3)       --        (130)       (150)          --         --      N/A
Earned income on derivatives.....................       270        --         272         135         (147)        --       --
Embedded derivatives (2).........................       N/A       N/A        (430)         --          N/A        N/A      N/A
                                                   --------   -------   ---------    --------    ---------   -------- --------
  Total..........................................   $   290    $    5    $   (288)    $   (45)    $   (146)   $    --  $   301
                                                   ========   =======   =========    ========    =========   ======== ========

                                    MLIC-77

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

                                                                          Year Ended December 31, 2018
                                                  ----------------------------------------------------------------------------
                                                                                                  Interest
                                                                Net        Net                  Credited to
                                                     Net     Investment Derivative Policyholder Policyholder
                                                  Investment   Gains      Gains    Benefits and   Account     Other
                                                    Income    (Losses)   (Losses)     Claims      Balances   Expenses    OCI
                                                  ---------- ---------- ---------- ------------ ------------ -------- --------
                                                                                  (In millions)
Gain (Loss) on Fair Value Hedges:
Interest rate derivatives:
Derivatives designated as hedging
 instruments (1).................................   $    --    $    --    $  (220)    $    --     $     --    $    --      N/A
Hedged items.....................................        --         --        226          --           --         --      N/A
Foreign currency exchange rate derivatives:
Derivatives designated as hedging
 instruments (1).................................        --         --         75          --           --         --      N/A
Hedged items.....................................        --         --        (78)         --           --         --      N/A
Amount excluded from the assessment of hedge
 effectiveness...................................        --         --         --          --           --         --      N/A
                                                   --------   --------   --------    --------    ---------   -------- --------
  Subtotal.......................................        --         --          3          --           --         --      N/A
Gain (Loss) on Cash Flow Hedges:
Interest rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A  $  (262)
Amount of gains (losses) reclassified from AOCI
 into income.....................................        20         --         22          --           --         --      (42)
Foreign currency exchange rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A      180
Amount of gains (losses) reclassified from AOCI
 into income.....................................        (3)        --       (469)         --           --         --      472
Foreign currency transaction gains (losses) on
 hedged items....................................        --         --        475          --           --         --       --
Credit derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A       --
Amount of gains (losses) reclassified from AOCI
 into income.....................................         1         --          1          --           --         --       (2)
                                                   --------   --------   --------    --------    ---------   -------- --------
  Subtotal.......................................        18         --         29          --           --         --      346
Gain (Loss) on Derivatives Not Designated or Not
 Qualifying as Hedging Instruments:
Interest rate derivatives (1)....................         4         --       (340)         --           --         --      N/A
Foreign currency exchange rate derivatives (1)...        --         --        429          --           --         --      N/A
Credit derivatives -- purchased (1)..............        --         --          9          --           --         --      N/A
Credit derivatives -- written (1)................        --         --        (90)         --           --         --      N/A
Equity derivatives (1)...........................         1         --        166          45           --         --      N/A
Foreign currency transaction gains (losses) on
 hedged items....................................        --         --       (155)         --           --         --      N/A
                                                   --------   --------   --------    --------    ---------   -------- --------
  Subtotal.......................................         5         --         19          45           --         --      N/A
Earned income on derivatives.....................       371         --        339           8         (113)        --       --
Embedded derivatives (2).........................       N/A        N/A        376          --          N/A        N/A      N/A
                                                   --------   --------   --------    --------    ---------   -------- --------
  Total..........................................   $   394    $    --    $   766     $    53     $   (113)   $    --  $   346
                                                   ========   ========   ========    ========    =========   ======== ========

                                    MLIC-78

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

                                                                           Year Ended December 31, 2017
                                                  -----------------------------------------------------------------------------
                                                                                                  Interest
                                                                Net        Net                  Credited to
                                                     Net     Investment Derivative Policyholder Policyholder
                                                  Investment   Gains      Gains    Benefits and   Account     Other
                                                    Income    (Losses)   (Losses)     Claims      Balances   Expenses    OCI
                                                  ---------- ---------- ---------- ------------ ------------ -------- ---------
                                                                                  (In millions)
Gain (Loss) on Fair Value Hedges:
Interest rate derivatives:
Derivatives designated as hedging
 instruments (1).................................   $    --    $    --   $    (65)   $     --     $     --    $    --       N/A
Hedged items.....................................        --         --        129          --           --         --       N/A
Foreign currency exchange rate derivatives:
Derivatives designated as hedging
 instruments (1).................................        --         --         41          --           --         --       N/A
Hedged items.....................................        --         --        (16)         --           --         --       N/A
Amount excluded from the assessment of hedge
 effectiveness...................................        --         --         --          --           --         --       N/A
                                                   --------   --------  ---------   ---------    ---------   -------- ---------
  Subtotal.......................................        --         --         89          --           --         --       N/A
Gain (Loss) on Cash Flow Hedges:
Interest rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A  $    283
Amount of gains (losses) reclassified from AOCI
 into income.....................................        18         --         13          --           --         --       (31)
Foreign currency exchange rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A      (161)
Amount of gains (losses) reclassified from AOCI
 into income.....................................        (1)        --        938          --           --         --      (937)
Foreign currency transaction gains (losses) on
 hedged items....................................        --         --       (920)         --           --         --        --
Credit derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A        --
Amount of gains (losses) reclassified from AOCI
 into income.....................................         1         --          1          --           --         --        (2)
                                                   --------   --------  ---------   ---------    ---------   -------- ---------
  Subtotal.......................................        18         --         32          --           --         --      (848)
Gain (Loss) on Derivatives Not Designated or Not
 Qualifying as Hedging Instruments:
Interest rate derivatives (1)....................         1         --       (343)         --           --         --       N/A
Foreign currency exchange rate derivatives (1)...        --         --       (746)         --           --         --       N/A
Credit derivatives -- purchased (1)..............        --         --        (16)         --           --         --       N/A
Credit derivatives -- written (1)................        --         --        102          --           --         --       N/A
Equity derivatives (1)...........................        (6)        --       (536)       (216)          --         --       N/A
Foreign currency transaction gains (losses) on
 hedged items....................................        --         --        241          --           --         --       N/A
                                                   --------   --------  ---------   ---------    ---------   -------- ---------
  Subtotal.......................................        (5)        --     (1,298)       (216)          --         --       N/A
Earned income on derivatives.....................       302         --        406           5          (64)        --        --
Embedded derivatives (2).........................       N/A        N/A        427          --          N/A        N/A       N/A
                                                   --------   --------  ---------   ---------    ---------   -------- ---------
  Total..........................................   $   315    $    --   $   (344)   $   (211)    $    (64)   $    --  $   (848)
                                                   ========   ========  =========   =========    =========   ======== =========
--------

(1)Excludes earned income on derivatives.

(2)The valuation of guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($16) million, $51 million and ($65)
   million for the years ended December 31, 2019, 2018 and 2017, respectively.

                                    MLIC-79

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

   The following table presents the balance sheet classification, carrying amount and cumulative fair value hedging adjustments for items designated and qualifying as hedged items in fair value hedges:

                                                                December 31, 2019
                                    --------------------------------------------------------------------------
                                                                                Cumulative Amount
                                         Carrying Amount of the         of Fair Value Hedging Adjustments
                                                Hedged               Included in the Carrying Amount of Hedged
Balance Sheet Line Item                  Assets (Liabilities)               Assets (Liabilities) (1)
-----------------------             ------------------------------ -------------------------------------------
                                                                  (In millions)
Fixed maturity securities AFS...... $                          404                                $        (1)
Mortgage loans..................... $                        1,127                                $          2
Future policy benefits............. $                      (4,475)                                $      (908)
--------

(1)Includes ($1) million of hedging adjustments on discontinued hedging relationships.

    All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring.
Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into income. These amounts were $51 million, $0, and
$20 million for the years ended December 31, 2019, 2018 and 2017, respectively.

  At December 31, 2019 and 2018, the maximum length of time over which the
Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed eight years and four years, respectively.

  At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $2.0 billion and $1.7 billion respectively.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2019, the Company expected to reclassify $43 million of deferred net gains (losses) on derivatives in AOCI, to earnings within the next
12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $8.7 billion and
$7.9 billion at December 31, 2019 and 2018, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2019 and 2018, the Company would have received $199 million and $54 million, respectively, to terminate all of these contracts.

                                    MLIC-80

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
 Aaa/Aa/A
 Single name credit default swaps (3)...  $      1   $         94         1.7     $     2   $        154         2.0
 Credit default swaps referencing
  indices...............................        34          2,099         2.3          27          2,079         2.5
                                         ---------  -------------                --------  -------------
   Subtotal.............................        35          2,193         2.2          29          2,233         2.5
                                         ---------  -------------                --------  -------------
 Baa
 Single name credit default swaps (3)...         2            124         1.6           1            277         1.6
 Credit default swaps referencing
  indices...............................       141          6,165         5.0          20          5,124         5.2
                                         ---------  -------------                --------  -------------
   Subtotal.............................       143          6,289         5.0          21          5,401         5.0
                                         ---------  -------------                --------  -------------
 Ba
 Single name credit default swaps (3)...        --             --          --          --             10         1.5
 Credit default swaps referencing
  indices...............................        --             --          --          --             --          --
                                         ---------  -------------                --------  -------------
   Subtotal.............................        --             --          --          --             10         1.5
                                         ---------  -------------                --------  -------------
 B
 Single name credit default swaps (3)...        --             10         0.5          --             --          --
 Credit default swaps referencing
  indices...............................        21            219         5.0           4            220         5.0
                                         ---------  -------------                --------  -------------
   Subtotal.............................        21            229         4.8           4            220         5.0
                                         ---------  -------------                --------  -------------
   Total................................  $    199   $      8,711         4.3     $    54   $      7,864         4.3
                                         =========  =============                ========  =============
-------------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and
   Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or municipals.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                                    MLIC-81

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the
Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. All of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                 December 31,
                                                                              --------------------------------------------------
                                                                                        2019                      2018
                                                                              ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement     Assets    Liabilities     Assets    Liabilities
----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                                (In millions)
    Gross estimated fair value of derivatives:
    OTC-bilateral (1)........................................................  $    7,974   $    2,035   $    7,255   $    2,166
    OTC-cleared (1)..........................................................         191           53           52           24
    Exchange-traded..........................................................          --            5            1            7
                                                                              -----------  -----------  -----------  -----------
     Total gross estimated fair value of derivatives presented on the
       consolidated balance sheets (1).......................................       8,165        2,093        7,308        2,197
    Gross amounts not offset on the consolidated balance sheets:
    Gross estimated fair value of derivatives: (2)
    OTC-bilateral............................................................      (1,915)      (1,915)      (1,988)     (1,988)
    OTC-cleared..............................................................         (25)         (25)         (20)        (20)
    Exchange-traded..........................................................          --           --           --           --
    Cash collateral: (3), (4)
    OTC-bilateral............................................................      (4,808)          --       (4,000)          --
    OTC-cleared..............................................................        (165)          --          (26)          --
    Exchange-traded..........................................................          --           --           --           --
    Securities collateral: (5)
    OTC-bilateral............................................................      (1,246)        (114)      (1,136)       (178)
    OTC-cleared..............................................................          --          (28)          --          (4)
    Exchange-traded..........................................................          --           (5)          --          (7)
                                                                              -----------  -----------  -----------  -----------
      Net amount after application of master netting agreements and
       collateral............................................................  $        6   $        6   $      138   $       --
                                                                              ===========  ===========  ===========  ===========
-------------

(1)At December 31, 2019 and 2018, derivative assets included income or
   (expense) accruals reported in accrued investment income or in other liabilities of $85 million and $90 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($22) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                                    MLIC-82

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities AFS, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2019 and 2018, the Company received excess cash collateral of $290 million and $95 million, respectively, and provided excess cash collateral of $0 and $1 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2019, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities AFS on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2019 and 2018, the Company received excess securities collateral with an estimated fair value of $97 million and $28 million, respectively, for its
   OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2019 and 2018, the Company provided excess securities collateral with an estimated fair value of
   $48 million and $94 million, respectively, for its OTC-bilateral derivatives, and $462 million and $231 million, respectively, for its
   OTC-cleared derivatives, and $90 million and $52 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. All of the
Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of
Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's
OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged.

                                                                                  December 31,
                                                        -----------------------------------------------------------------
                                                                      2019                             2018
                                                        -------------------------------- --------------------------------
                                                        Derivatives Derivatives          Derivatives Derivatives
                                                        Subject to  Not Subject          Subject to  Not Subject
                                                         Financial  to Financial          Financial  to Financial
                                                         Strength-   Strength-            Strength-   Strength-
                                                        Contingent   Contingent          Contingent   Contingent
                                                        Provisions   Provisions   Total  Provisions   Provisions   Total
                                                        ----------- ------------ ------- ----------- ------------ -------
                                                                                  (In millions)
Estimated Fair Value of Derivatives in a Net Liability
 Position (1)..........................................  $    120      $   --    $   120   $   178      $   --    $   178
Estimated Fair Value of Collateral Provided:
Fixed maturity securities AFS..........................  $    135      $   --    $   135   $   187      $   --    $   187
Cash...................................................  $     --      $   --    $    --   $     1      $   --    $     1
-------------

(1)After taking into consideration the existence of netting agreements.

                                    MLIC-83

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                               December 31,
                                                                                           --------------------
                                                             Balance Sheet Location           2019      2018
                                                       ----------------------------------  ---------- ---------
                                                                                              (In millions)
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits.................... Policyholder account balances......  $     175   $   178
Assumed guaranteed minimum benefits................... Policyholder account balances......          3         3
Funds withheld on ceded reinsurance (including
 affiliated).......................................... Other liabilities..................      1,017       465
Fixed annuities with equity indexed returns........... Policyholder account balances......        130        58
                                                                                           ---------- ---------
 Embedded derivatives within liability host contracts....................................   $   1,325   $   704
                                                                                           ========== =========

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities AFS.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The
Company's ability to sell securities, as well as the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                    MLIC-84

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                      December 31, 2019
                                            ---------------------------------------------------------------------
                                                           Fair Value Hierarchy
                                            ---------------------------------------------------
                                                                                                     Total
                                                                                                   Estimated
                                                Level 1           Level 2          Level 3         Fair Value
                                            ---------------- ----------------- ---------------- -----------------
                                                                        (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate.............................  $            --  $         53,975  $         4,484  $         58,459
Foreign corporate..........................               --            25,403            4,898            30,301
U.S. government and agency.................           11,484            17,764               --            29,248
RMBS.......................................                3            20,158            2,612            22,773
ABS........................................               --             9,459              742            10,201
Municipals.................................               --             7,849                7             7,856
CMBS.......................................               --             5,679               41             5,720
Foreign government.........................               --             4,996               10             5,006
                                            ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities AFS......           11,487           145,283           12,794           169,564
                                            ---------------- ----------------- ---------------- -----------------
Short-term investments.....................            1,077               789               17             1,883
Residential mortgage loans -- FVO..........               --                --              188               188
Other investments..........................              396                56              799             1,251
Derivative assets: (1)
Interest rate..............................               --             5,690               80             5,770
Foreign currency exchange rate.............               --             1,642               --             1,642
Credit.....................................               --               172               32               204
Equity market..............................               --               439               25               464
                                            ---------------- ----------------- ---------------- -----------------
  Total derivative assets..................               --             7,943              137             8,080
                                            ---------------- ----------------- ---------------- -----------------
Separate account assets (2)................           22,753            94,192              922           117,867
                                            ---------------- ----------------- ---------------- -----------------
  Total assets (3).........................  $        35,713  $        248,263  $        14,857  $        298,833
                                            ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate..............................  $            --  $            167  $           191  $            358
Foreign currency exchange rate.............               --             1,225               --             1,225
Credit.....................................               --                11                1                12
Equity market..............................                5               485               17               507
                                            ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities.............                5             1,888              209             2,102
                                            ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host
 contracts (4).............................               --                --            1,325             1,325
Separate account liabilities (2)...........                1                14                7                22
                                            ---------------- ----------------- ---------------- -----------------
  Total liabilities........................  $             6  $          1,902  $         1,541  $          3,449
                                            ================ ================= ================ =================

                                    MLIC-85

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

                                                                      December 31, 2018
                                            ---------------------------------------------------------------------
                                                           Fair Value Hierarchy
                                            ---------------------------------------------------
                                                                                                     Total
                                                                                                   Estimated
                                                Level 1           Level 2          Level 3         Fair Value
                                            ---------------- ----------------- ---------------- -----------------
                                                                        (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate.............................  $            --  $         51,676  $         3,126  $         54,802
Foreign corporate..........................               --            21,988            3,975            25,963
U.S. government and agency.................           12,310            17,851               --            30,161
RMBS.......................................               --            19,719            3,018            22,737
ABS........................................               --             8,072              455             8,527
Municipals.................................               --             6,947               --             6,947
CMBS.......................................               --             5,376               68             5,444
Foreign government.........................               --             4,482               10             4,492
                                            ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities AFS......           12,310           136,111           10,652           159,073
                                            ---------------- ----------------- ---------------- -----------------
Short-term investments.....................              698               783               25             1,506
Residential mortgage loans -- FVO..........               --                --              299               299
Other investments..........................              341                77              571               989
Derivative assets: (1)
Interest rate..............................               --             4,284               33             4,317
Foreign currency exchange rate.............               --             1,982               --             1,982
Credit.....................................               --                62               29                91
Equity market..............................                1               776               51               828
                                            ---------------- ----------------- ---------------- -----------------
  Total derivative assets..................                1             7,104              113             7,218
                                            ---------------- ----------------- ---------------- -----------------
Separate account assets (2)................           20,558            89,348              944           110,850
                                            ---------------- ----------------- ---------------- -----------------
  Total assets (3).........................  $        33,908  $        233,423  $        12,604  $        279,935
                                            ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate..............................  $             1  $             89  $           218  $            308
Foreign currency exchange rate.............               --             1,410                1             1,411
Credit.....................................               --                13                4                17
Equity market..............................                6               395               82               483
                                            ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities.............                7             1,907              305             2,219
                                            ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host
 contracts (4).............................               --                --              704               704
Separate account liabilities (2)...........                1                20                7                28
                                            ---------------- ----------------- ---------------- -----------------
  Total liabilities........................  $             8  $          1,927  $         1,016  $          2,951
                                            ================ ================= ================ =================
----------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable
   Inputs (Level 3) tables.

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.
   Separate account liabilities presented in the tables above represent derivative liabilities.

                                    MLIC-86

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

(3)Total assets included in the fair value hierarchy exclude other limited partnership interests that are measured at estimated fair value using the net asset value ("NAV") per share (or its equivalent) practical expedient.
   At December 31, 2019 and 2018, the estimated fair value of such investments was $90 million and $140 million, respectively.

(4)Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value.

  Investments

   Securities, Short-term Investments and Other Investments

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of other investments is determined on a basis consistent with the methodologies described herein for securities.

      The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below. The primary valuation approaches are the market approach, which considers recent prices from market transactions involving identical or similar assets or liabilities, and the income approach, which converts expected future amounts (e.g. cash flows) to a single current, discounted amount. The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                    MLIC-87

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

 -----------------------------------------------------------------------------
                                                          Level 3
 Instrument     Level 2 Observable Inputs           Unobservable Inputs
 -----------------------------------------------------------------------------
 Fixed maturity securities AFS
 -----------------------------------------------------------------------------
  U.S. corporate and Foreign corporate securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
              Principally the market and      Principally the market approach.
              income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . illiquidity premium
               are not active
             . benchmark yields; spreads off  . delta spread adjustments to
               benchmark yields; new            reflect specific
               issuances; issuer ratings        credit-related issues
             . trades of identical or         . credit spreads
               comparable securities;
               duration
             . privately-placed securities    . quoted prices in markets that
               are valued using the             are not active for identical
               additional key inputs:           or similar securities that
             . market yield curve; call         are less liquid and based on
               provisions                       lower levels of trading
             . observable prices and spreads    activity than securities
               for similar public or private    classified in Level 2
               securities that incorporate    . independent non-binding
               the credit quality and           broker quotations
               industry sector of the issuer
             . delta spread adjustments to
               reflect specific
               credit-related issues
 -----------------------------------------------------------------------------
  U.S. government and agency securities, Municipals and Foreign government securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach. Principally the market approach.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . independent non-binding
               are not active                   broker quotations
             . benchmark U.S. Treasury yield  . quoted prices in markets that
               or other yields                  are not active for identical
                                                or similar securities that
                                                are less liquid and based on
             . the spread off the U.S.          lower levels of trading
               Treasury yield curve for the     activity than securities
               identical security               classified in Level 2
             . issuer ratings and issuer
               spreads; broker-dealer quotes  . credit spreads
             . comparable securities that
               are actively traded
 -----------------------------------------------------------------------------
  Structured Products
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market and       Principally the market and
             income approaches.               income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that
               are not active                 . credit spreads
             . spreads for actively traded    . quoted prices in markets that
               securities; spreads off          are not active for identical
               benchmark yields                 or similar securities that
             . expected prepayment speeds       are less liquid and based on
               and volumes                      lower levels of trading
             . current and forecasted loss      activity than securities
               severity; ratings; geographic    classified in Level 2
               region                         . independent non-binding
             . weighted average coupon and      broker quotations
               weighted average maturity      . credit ratings
             . average delinquency rates;
               debt-service coverage ratios
             . credit ratings
             . issuance-specific
               information, including, but
               not limited to:
             . collateral type; structure of
               the security; vintage of the
               loans
             . payment terms of the
               underlying assets
             . payment priority within the
               tranche; deal performance
 -----------------------------------------------------------------------------

                                    MLIC-88

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

 -----------------------------------------------------------------------------
                         Level 2                          Level 3
 Instrument         Observable Inputs               Unobservable Inputs
 -----------------------------------------------------------------------------
 Short-term investments and Other investments
 -----------------------------------------------------------------------------
             .  Certain short-term            .  Certain short-term
                investments and other            investments and other
                investments are of a similar     investments are of a similar
                nature and class to the          nature and class to the
                fixed maturity securities        fixed maturity securities
                AFS described above; while       AFS described above. The
                certain other investments        valuation approaches and
                are similar to equity            unobservable inputs used in
                securities. The valuation        their valuation are also
                approaches and observable        similar to those described
                inputs used in their             above. Other investments
                valuation are also similar       contain equity securities
                to those described above.        with key unobservable inputs
                                                 such as credit ratings;
                                                 issuance structures, in
                                                 addition to those described
                                                 above for fixed maturities
                                                 AFS. .
 -----------------------------------------------------------------------------
 Residential mortgage loans -- FVO
 -----------------------------------------------------------------------------
             . N/A                            Valuation Approaches:
                                               Principally the market
                                               approach.
                                              Valuation Techniques and Key
                                                 Inputs: These investments
                                                 are based primarily on
                                                 matrix pricing or other
                                                 similar techniques that
                                                 utilize inputs from mortgage
                                                 servicers that are
                                                 unobservable or cannot be
                                                 derived principally from, or
                                                 corroborated by, observable
                                                 market data.
 -----------------------------------------------------------------------------
 Separate account assets and Separate account liabilities (1)
 -----------------------------------------------------------------------------
  Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
 -----------------------------------------------------------------------------
             Key Input:                       . N/A
             .  quoted prices or reported
                       NAV provided by the
                       fund managers
 -----------------------------------------------------------------------------
  Other limited partnership interests
 -----------------------------------------------------------------------------
             . N/A                            Valued giving consideration to
                                                the underlying holdings
                                               of the partnerships and
                                                adjusting, if appropriate.
                                              Key Inputs:
                                              . liquidity; bid/ask spreads;
                                                performance record of the
                                                fund manager
                                              . other relevant variables that
                                                may impact the exit value of
                                                the particular partnership
                                                interest
 -----------------------------------------------------------------------------

-------------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents.
   Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Other
   Investments" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

    The significant inputs to the pricing models for most OTC-bilateral and
  OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
  Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

                                    MLIC-89

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and
  OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The
  Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the
  Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Approaches and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Approaches and Key Inputs:

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Freestanding derivatives are principally valued using the income approach.
  Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models.
  Key inputs are as follows:

                                                            Foreign
       Instrument              Interest Rate         Currency Exchange Rate            Credit                Equity Market
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                     curves (2)               .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

-------------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                                    MLIC-90

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

  Embedded Derivatives

     Embedded derivatives principally include certain direct and assumed variable annuity guarantees, annuity contracts, and investment risk within funds withheld related to certain reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, projecting future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments
  -- Securities, Short-term Investments and Other Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).
  Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Approaches and Key Inputs:

      Direct and assumed guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant

                                    MLIC-91

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

      inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

      Embedded derivatives within funds withheld related to certain ceded reinsurance

         These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity.

  Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                                    MLIC-92

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                 December 31, 2019
                                                                           -----------------------------
                                                     Significant                                 Weighted
                       Valuation Techniques      Unobservable Inputs             Range          Average (1)
                     ------------------------  ------------------------    ----------------     -----------
Fixed maturity securities AFS (3)
U.S. corporate and
 foreign corporate.. .  Matrix pricing         .  Offered quotes (4)         5     -      145       110
                     .  Market pricing         .  Quoted prices (4)          25    -      131       101
                     ---------------------------------------------------------------------------------------
RMBS................ .  Market pricing         .  Quoted prices (4)          --    -      119       95
                     ---------------------------------------------------------------------------------------
ABS................. .  Market pricing         .  Quoted prices (4)          8     -      101       98
                     ---------------------------------------------------------------------------------------
Derivatives
Interest rate....... .  Present value          .  Swap yield (6)            190    -      251
                        techniques
                                               .  Repurchase rates (8)      (6)    -       6
                     ---------------------------------------------------------------------------------------
Foreign currency     .  Present                .  Swap yield (6)            (22)   -      (5)
 exchange rate......    value techniques
                     ---------------------------------------------------------------------------------------
Credit.............. .  Present                .  Credit spreads (9)         96    -      100
                        value techniques
                     .  Consensus pricing      .  Offered quotes (10)
                     ---------------------------------------------------------------------------------------
Equity market....... .  Present                .  Volatility (11)           14%    -      23%
                        value techniques
                        or option
                        pricing models
                                               .  Correlation (12)          10%    -      30%
                     ---------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed   .  Option                 .  Mortality rates:
 guaranteed minimum     pricing techniques
 benefits...........
                                                   Ages 0 - 40             0.01%   -     0.18%
                                                   Ages 41 - 60            0.04%   -     0.57%
                                                   Ages 61 - 115           0.26%   -      100%
                                               .  Lapse rates:
                                                   Durations 1 - 10        0.25%   -      100%
                                                   Durations 11 - 20         3%    -      100%
                                                   Durations 21 - 116        2%    -      100%
                                               .  Utilization rates          0%    -      22%
                                               .  Withdrawal rates         0.25%   -      10%
                                               .  Long-term equity         16.24%  -     21.65%
                                                    volatilities
                                               .  Nonperformance           0.03%   -     0.43%
                                                  risk spread
                                                                                December 31, 2018           Impact of
                                                                           ----------------------------  Increase in Input
                                                     Significant                              Weighted     on Estimated
                       Valuation Techniques      Unobservable Inputs            Range        Average (1)  Fair Value (2)
                     ------------------------  ------------------------    ---------------   ----------- -----------------
Fixed maturity securities AFS (3)
U.S. corporate and
 foreign corporate.. .  Matrix pricing         .  Offered quotes (4)         85    -    134      105        Increase
                     .  Market pricing         .  Quoted prices (4)          25    -    638      107        Increase
                     ------------------------------------------------------------------------------------------------------
RMBS................ .  Market pricing         .  Quoted prices (4)          --    -    106      94       Increase (5)
                     ------------------------------------------------------------------------------------------------------
ABS................. .  Market pricing         .  Quoted prices (4)          10    -    101      97       Increase (5)
                     ------------------------------------------------------------------------------------------------------
Derivatives
Interest rate....... .  Present value          .  Swap yield (6)            268    -    317               Increase (7)
                        techniques
                                               .  Repurchase rates (8)      (5)    -     6                Decrease (7)
                     ------------------------------------------------------------------------------------------------------
Foreign currency     .  Present                .  Swap yield (6)            (20)   -    (5)               Increase (7)
 exchange rate......    value techniques
                     ------------------------------------------------------------------------------------------------------
Credit.............. .  Present                .  Credit spreads (9)         97    -    103               Decrease (7)
                        value techniques
                     .  Consensus pricing      .  Offered quotes (10)
                     ------------------------------------------------------------------------------------------------------
Equity market....... .  Present                .  Volatility (11)           21%    -    26%               Increase (7)
                        value techniques
                        or option
                        pricing models
                                               .  Correlation (12)          10%    -    30%
                     ------------------------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed   .  Option                 .  Mortality rates:
 guaranteed minimum     pricing techniques
 benefits...........
                                                   Ages 0 - 40             0.01%   -   0.18%              Decrease (13)
                                                   Ages 41 - 60            0.04%   -   0.57%              Decrease (13)
                                                   Ages 61 - 115           0.26%   -   100%               Decrease (13)
                                               .  Lapse rates:
                                                   Durations 1 - 10        0.25%   -   100%               Decrease (14)
                                                   Durations 11 - 20         3%    -   100%               Decrease (14)
                                                   Durations 21 - 116       2.5%   -   100%               Decrease (14)
                                               .  Utilization rates          0%    -    25%               Increase (15)
                                               .  Withdrawal rates         0.25%   -    10%                 (16)
                                               .  Long-term equity         16.50%  -    22%               Increase (17)
                                                    volatilities
                                               .  Nonperformance           0.05%   -   0.59%              Decrease (18)
                                                  risk spread

--------

(1) The weighted average for fixed maturity securities AFS is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have resulted in the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions.

(3) Significant increases (decreases) in expected default rates in isolation would have resulted in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities AFS of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

                                    MLIC-93

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

(7) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(8) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(9) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2019 and 2018, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation.
    Increases (decreases) in correlation in isolation will increase (decrease)
    the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     Generally, all other classes of assets and liabilities classified within
  Level 3 that are not included in the preceding table use the same valuation techniques and significant unobservable inputs as previously described for
  Level 3. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs
  (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                                    MLIC-94

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ----------------------------------------------------------------------
                                                    Fixed Maturity Securities AFS
                                         --------------------------------------------------------
                                                           Structured                   Foreign     Short-term
                                          Corporate (1)     Products      Municipals   Government   Investments
                                         --------------   ------------   -----------  -----------  ------------
                                                                   (In millions)
Balance, January 1, 2018................  $      7,586    $      4,076    $     --     $      31    $       7
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             2              79          --             1           --
Total realized/unrealized gains
 (losses) included in AOCI..............          (463)            (31)         --            (1)          --
Purchases (4)...........................         1,377             752          --            --           24
Sales (4)...............................        (1,241)           (755)         --           (21)          (1)
Issuances (4)...........................            --              --          --            --           --
Settlements (4).........................            --              --          --            --           --
Transfers into Level 3 (5)..............           151              58          --            --           --
Transfers out of Level 3 (5)............          (311)           (638)         --            --           (5)
                                          ------------    ------------    --------     ---------    ---------
Balance, December 31, 2018..............         7,101           3,541          --            10           25
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................           (41)             43          --            --           --
Total realized/unrealized gains
 (losses) included in AOCI..............           564              30          --            --           --
Purchases (4)...........................         2,335             703           7             1           17
Sales (4)...............................          (699)           (538)         --            (2)         (25)
Issuances (4)...........................            --              --          --            --           --
Settlements (4).........................            --              --          --            --           --
Transfers into Level 3 (5)..............           504              --          --             1           --
Transfers out of Level 3 (5)............          (382)           (384)         --            --           --
                                          ------------    ------------    --------     ---------    ---------
Balance, December 31, 2019..............  $      9,382    $      3,395    $      7     $      10    $      17
                                          ============    ============    ========     =========    =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (6)..............................  $         (7)   $         83    $     --     $      --    $      --
                                          ============    ============    ========     =========    =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2018: (6)..............................  $         (5)   $         68    $     --     $      --    $      --
                                          ============    ============    ========     =========    =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2019: (6)..............................  $        (34)   $         42    $     --     $      --    $      --
                                          ============    ============    ========     =========    =========
Gains (Losses) Data for the year ended
 December 31, 2017
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................  $         (2)   $         95    $     --     $      --    $      --
Total realized/unrealized gains
 (losses) included in AOCI..............  $        416    $        109    $     --     $      --    $      --

                                    MLIC-95

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               ----------------------------------------------------------------------
                                                                              Net
                               Residential                      Net        Embedded       Separate
                                Mortgage         Other      Derivatives   Derivatives     Accounts
                               Loans - FVO    Investments       (7)           (8)           (9)
                               -----------    -----------   -----------   -----------     ----------
                                                      (In millions)
Balance, January 1, 2018...... $      520     $      366    $     (191)   $      (876)   $      958
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          7             (8)          (69)           376             7
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --             --          (110)            --            --
Purchases (4).................         --            199             4             --           198
Sales (4).....................       (162)           (28)           --             --          (168)
Issuances (4).................         --             --            (1)            --            (3)
Settlements (4)...............        (66)            --           175           (204)           (1)
Transfers into Level 3 (5)....         --             52            --             --            53
Transfers out of Level 3 (5)..         --            (10)           --             --          (107)
                               ----------     ----------    ----------     -----------    ----------
Balance, December 31, 2018....        299            571          (192)          (704)          937
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          7             94           (36)          (429)            7
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --             --           161             --            --
Purchases (4).................         --            232             4             --           126
Sales (4).....................        (87)           (98)           --             --          (151)
Issuances (4).................         --             --            (1)            --            (3)
Settlements (4)...............        (31)            --            (8)          (192)            2
Transfers into Level 3 (5)....         --             --            --             --            --
Transfers out of Level 3 (5)..         --             --            --             --            (3)
                               ----------     ----------    ----------     -----------    ----------
Balance, December 31, 2019.... $      188     $      799    $      (72)   $    (1,325)   $      915
                               ==========     ==========    ==========     ===========    ==========
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2017: (6)....... $       27     $      (17)   $      (18)   $       452    $       --
                               ==========     ==========    ==========     ===========    ==========
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2018: (6)....... $      (15)    $        1    $       18    $       387    $       --
                               ==========     ==========    ==========     ===========    ==========
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2019: (6)....... $      (14)    $       86    $      (44)   $      (422)   $       --
                               ==========     ==========    ==========     ===========    ==========
Gains (Losses) Data for the
 year ended December 31, 2017
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3).... $       40     $       --    $       21    $       450    $       (8)
Total realized/unrealized
 gains (losses) included in
 AOCI......................... $       --     $       17    $      207    $        --    $       --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(4) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(5) Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(6) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                                    MLIC-96

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

(8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(9) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

  Fair Value Option

     The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis. The following table presents information for residential mortgage loans which are accounted for under the FVO and were initially measured at fair value.

                                                                                               December 31,
                                                                                         ------------------------
                                                                                            2019         2018
                                                                                         ----------  ------------
                                                                                               (In millions)
Unpaid principal balance................................................................ $      209  $        344
Difference between estimated fair value and unpaid principal balance....................        (21)          (45)
                                                                                         ----------  ------------
Carrying value at estimated fair value.................................................. $      188  $        299
                                                                                         ==========  ============
Loans in nonaccrual status.............................................................. $       47  $         89
Loans more than 90 days past due........................................................ $       18  $         41
Loans in nonaccrual status or more than 90 days past due, or both -- difference between
 aggregate estimated fair value and unpaid principal balance............................ $      (19) $        (36)

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                         At December 31,                   Years Ended December 31,
                     ----------------------------     -----------------------------------
                        2019             2018            2019        2018        2017
                       -------          -------       -------     -------     -----------
                     Carrying Value After Measurement           Gains (Losses)
                     ----------------------------     -----------------------------------
                                            (In millions)
Other limited
 partnership
 interests (1)......     N/A (2)          N/A (2)         N/A (2)     N/A (2) $      (65)
Other assets........ $    --          $    --         $    --     $    --     $         4
--------

(1)Estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds;
   and below investment grade debt and mezzanine debt funds. In the future, distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds, the exact timing of which is uncertain.

(2)In connection with the 2018 adoption of guidance related to the recognition and measurement of financial instruments, other limited partnership interests for which the Company has virtually no influence over the investee's operations are measured at estimated fair value on a recurring basis effective January 1, 2018.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three-level hierarchy table disclosed in the "-- Recurring
Fair Value Measurements" section. The estimated fair value of the excluded financial

                                    MLIC-97

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                   December 31, 2019
                                    ------------------------------------------------
                                                 Fair Value Hierarchy
                                              ---------------------------
                                                                            Total
                                    Carrying                              Estimated
                                     Value    Level 1  Level 2   Level 3  Fair Value
                                    --------- ------- --------- --------- ----------
                                                     (In millions)
Assets
Mortgage loans..................... $  65,361 $    -- $      -- $  67,680 $  67,680
Policy loans....................... $   6,100 $    -- $     263 $   6,935 $   7,198
Other invested assets.............. $   2,964 $    -- $   2,708 $     158 $   2,866
Premiums, reinsurance and other
 receivables....................... $  14,042 $    -- $     367 $  14,488 $  14,855
Liabilities
Policyholder account balances...... $  73,693 $    -- $      -- $  75,885 $  75,885
Long-term debt..................... $   1,543 $    -- $   1,888 $      -- $   1,888
Other liabilities.................. $  12,789 $    -- $     113 $  12,819 $  12,932
Separate account liabilities....... $  52,830 $    -- $  52,830 $      -- $  52,830

                                                   December 31, 2018
                                    ------------------------------------------------
                                                 Fair Value Hierarchy
                                              ---------------------------
                                                                            Total
                                    Carrying                              Estimated
                                     Value    Level 1  Level 2   Level 3  Fair Value
                                    --------- ------- --------- --------- ----------
                                                     (In millions)
Assets
Mortgage loans..................... $  63,388 $    -- $      -- $  64,409 $  64,409
Policy loans....................... $   6,061 $    -- $     269 $   6,712 $   6,981
Other invested assets.............. $   2,940 $    -- $   2,673 $     146 $   2,819
Premiums, reinsurance and other
 receivables....................... $  14,228 $    -- $     113 $  14,673 $  14,786
Liabilities
Policyholder account balances...... $  72,194 $    -- $      -- $  72,689 $  72,689
Long-term debt..................... $   1,562 $    -- $   1,746 $      -- $   1,746
Other liabilities.................. $  13,593 $    -- $     448 $  13,189 $  13,637
Separate account liabilities....... $  50,578 $    -- $  50,578 $      -- $  50,578

                                    MLIC-98

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Leases

  The Company, as lessee, has entered into various lease and sublease agreements primarily for office space. The Company has operating leases with remaining lease terms of less than one year to 11 years. The remaining lease terms for the subleases are less than one year to 9 years.

ROU Asset and Lease Liability

  ROU assets and lease liabilities for operating leases were:

                                               December 31, 2019
                                               -----------------
                                                 (In millions)
                ROU asset (1).................   $          819
                Lease liability (1)...........   $          895
--------

(1) Assets and liabilities include amounts recognized upon adoption of ASU
    2016-02. See Note 1.

Lease Costs

   The components of operating lease costs were as follows:

                                              For the Year Ended
                                                 December 31,
                                              ------------------
                                                     2019
                                              ------------------
                                                (In millions)
               Operating lease cost..........   $           109
               Variable lease cost...........                20
               Sublease income...............              (80)
                                               ----------------
                Net lease cost...............   $            49
                                               ================

  Operating lease expense was $116 million and $187 million for the years ended
December 31, 2018 and 2017, respectively. Non-cancelable sublease income was
$66 million and $40 million for the years ended December 31, 2018 and 2017, respectively.

Other Information

  Supplemental other information related to operating leases was as follows:

                                                 December 31, 2019
                                               ---------------------
                                               (Dollars in millions)
           Cash paid for amounts included in
            the measurement of lease
            liability - operating cash flows..     $          110
           ROU assets obtained in exchange
            for new lease liabilities.........     $          152
           Weighted-average remaining lease
            term..............................            9 years
           Weighted-average discount rate.....               3.9%

Maturities of Lease Liabilities

   Maturities of operating lease liabilities were as follows:

                                               December 31, 2019
                                               -----------------
                                                 (In millions)
                2020..........................    $        126
                2021..........................             132
                2022..........................             128
                2023..........................             116
                2024..........................             107
                Thereafter....................             458
                                                 -------------
                 Total undiscounted cash flows           1,067
                Less: interest................             172
                                                 -------------
                 Present value of lease
                   liability..................    $        895
                                                 =============

                                    MLIC-99

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Leases (continued)

   Future minimum gross rental payments relating to lease arrangements in effect as determined prior to the adoption of ASU 2016-02 were as follows:

                                          December 31, 2018
                                          -----------------
                                            (In millions)
                     2019................   $          125
                     2020................              137
                     2021................              136
                     2022................              134
                     2023................              122
                     Thereafter..........              567
                                           ---------------
                      Total..............   $        1,221
                                           ===============

   See Note 7 for information about the Company's investments in leased real estate and leveraged and direct financing leases.

11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding, excluding debt relating to consolidated securitization entities, was as follows:

                                                                                     December 31,
                                                           -----------------------------------------------------------------

                      Interest Rates (1)                                 2019                             2018
                    ----------------------                 -------------------------------- --------------------------------

                                                                     Unamortized                      Unamortized
                                    Weighted                Face     Discount and  Carrying  Face     Discount and  Carrying
                        Range       Average   Maturity      Value   Issuance Costs  Value    Value   Issuance Costs  Value
                    -------------   -------- -----------   -------- -------------- -------- -------- -------------- --------
                                                                                     (In millions)
Surplus notes -
 affiliated........ 7.38% -   7.38%  7.38%      2037       $    700    $   (9)     $    691 $    700    $   (9)     $    691
Surplus notes...... 7.80% -   7.88%  7.83%   2024 -   2025      400        (2)          398      400        (2)          398
Other notes........ 1.76% -   6.50%  4.62%   2020 -   2058      457        (3)          454      477        (4)          473
                                                           --------    -------     -------- --------    -------     --------
 Total long-term
  debt.............                                           1,557       (14)        1,543    1,577       (15)        1,562
                                                           --------    -------     -------- --------    -------     --------
Total short-term
 debt..............                                             128         --          128      129         --          129
                                                           --------    -------     -------- --------    -------     --------
  Total............                                        $  1,685    $  (14)     $  1,671 $  1,706    $  (15)     $  1,691
                                                           ========    =======     ======== ========    =======     ========
--------

(1) Range of interest rates and weighted average interest rates are for the year ended December 31, 2019.

   The aggregate maturities of long-term debt at December 31, 2019 for the next five years and thereafter are $11 million in 2020, $0 in 2021, $0 in 2022, $0 in 2023, $445 million in 2024 and $1.1 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on Metropolitan Life
Insurance Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the New York State Department of
Financial Services ("NYDFS").

Term Loans

   MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary, borrowed $350 million in December 2015 under a five-year credit agreement included within other notes in the table above. MPEH has pledged invested assets to secure the loans; however, these loans are non-recourse to Metropolitan Life Insurance Company. In November 2017, this agreement was amended to extend the maturity to November 2022, change the amount MPEH may borrow on a revolving basis to $75 million from $100 million, and change the interest rate to a variable rate of three-month London Interbank
Offered Rate ("LIBOR") plus 3.25%, payable quarterly, from a variable rate of three-month LIBOR plus 3.70%. In December 2018, this agreement was further amended to change the interest rate to a variable rate of three-month LIBOR plus 3.10%. In December 2018, MPEH repaid $50 million of the initial borrowing.
In November 2019, this agreement was further amended to extend the maturity to
November 2024 and change the interest rate to a variable rate of three-month
LIBOR plus 2.75%.

                                   MLIC-100

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)

Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                                 December 31,
                                             ---------------------
                                                2019       2018
                                             ---------- ----------
                                             (Dollars in millions)
              Commercial paper.............. $       99 $       99
              Short-term borrowings (1).....         29         30
                                             ---------- ----------
              Total short-term debt......... $      128 $      129
                                             ========== ==========
              Average daily balance......... $      128 $      213
              Average days outstanding......    43 days    42 days
--------

(1) Represents short-term debt related to repurchase agreements, secured by assets of a subsidiary.

   For the years ended December 31, 2019, 2018 and 2017, the weighted average interest rate on short-term debt was 2.74%, 3.03% and 1.63%, respectively.

Interest Expense

     Interest expense included in other expenses was $105 million, $108 million and $106 million for the years ended December 31, 2019, 2018 and 2017, respectively. These amounts include $52 million of interest expense related to affiliated debt for each of the three years ended December 31, 2019, 2018 and 2017.

Credit Facility

     At December 31, 2019, MetLife, Inc. and MetLife Funding, Inc., a
  wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife
  Funding"), maintained a $3.0 billion unsecured revolving credit facility (the
  "Credit Facility"). When drawn upon, this facility bears interest at varying rates in accordance with the agreement.

     The Company's Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were
  $7 million, $6 million and $5 million for the years ended December 31, 2019,
  2018 and 2017, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2019 was as follows:

                                                         Letters of Credit
                                            Maximum         Used by the      Letters of Credit                Unused
Borrower(s)             Expiration          Capacity        Company (1)    Used by Affiliates (1) Drawdowns Commitments
-------------------  ------------------ ---------------- ----------------- ---------------------- --------- -----------
                                                                         (In millions)
MetLife, Inc. and
 MetLife Funding,
 Inc................ December 2021 (2)  $      3,000 (2)    $      412           $      334        $    --  $    2,254
--------

(1) MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2019 and is not responsible for any reimbursement obligations under such letters of credit.

(2) All borrowings under the Credit Facility must be repaid by December 20,
    2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable financial covenants at
December 31, 2019.

                                   MLIC-101

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity

Stock-Based Compensation Plans

  The Company does not issue any awards payable in its common stock or options to purchase its common stock.

  An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the
Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense principally relates to Stock
Options, Performance Shares and Restricted Stock Units under the MetLife, Inc.
2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and
Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

  The Company's expense related to stock-based compensation included in other expenses was $57 million, $35 million and $74 million for the years ended
December 31, 2019, 2018 and 2017, respectively.

Statutory Equity and Income

  Metropolitan Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the NYDFS. The NAIC has adopted the Codification of Statutory
Accounting Principles ("Statutory Codification"). Statutory Codification is
intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company.

  The state of domicile of Metropolitan Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National
Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC"), with modifications by the state insurance department, to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life
Insurance Company were in excess of 350% at both December 31, 2019 and 2018.

  Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the jurisdictions in which each entity operates and are subject to minimum capital and solvency requirements in those jurisdictions before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $370 million and the aggregate actual regulatory capital and surplus of such operations was $580 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. The Company's foreign insurance operations exceeded the minimum capital and solvency requirements as of the date of the most recent fiscal year-end capital adequacy calculation for each jurisdiction.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Metropolitan Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

  New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration
Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of Metropolitan Life Insurance Company by
$1.2 billion at both December 31, 2019 and 2018, compared to what capital and surplus would have been had it been measured under NAIC guidance.

                                   MLIC-102

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)

  The tables below present amounts from Metropolitan Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

  Statutory net income (loss) was as follows:

                                                      Years Ended December 31,
                                                 -----------------------------------
Company                        State of Domicile    2019        2018        2017
-----------------------------  ----------------- ----------- ----------- -----------
                                                            (In millions)
Metropolitan Life Insurance
 Company......................     New York       $    3,859  $    3,656  $    1,982

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                        ------------------------------
         Company                             2019           2018
         -----------------------------  -------------- ---------------
                                                (In millions)
         Metropolitan Life Insurance
          Company......................  $      10,915  $       11,098

Dividend Restrictions

   Under the New York State Insurance Law, Metropolitan Life Insurance Company
is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus), excluding
85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard,
Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the
"Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.
Under the New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholder.

   Metropolitan Life Insurance Company paid $3.1 billion and $3.7 billion in dividends to MetLife, Inc. for the years ended December 31, 2019 and 2018, respectively, including amounts where regulatory approval was obtained as required. Under New York State Insurance Law, Metropolitan Life Insurance
Company has calculated that it may pay approximately $3.2 billion to MetLife,
Inc. without prior regulatory approval by the end of 2020.

                                   MLIC-103

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company was as follows:

                                         Unrealized                        Foreign      Defined
                                      Investment Gains     Unrealized     Currency      Benefit
                                      (Losses), Net of   Gains (Losses)  Translation     Plans
                                     Related Offsets (1) on Derivatives   Adjustments  Adjustment        Total
                                    -------------------- -------------- ------------- ------------  --------------
                                                                     (In millions)
Balance at December 31, 2016.......     $      3,592      $      1,459    $      (67)  $    (1,865)  $       3,119
OCI before reclassifications.......            3,977               122            26           (30)          4,095
Deferred income tax benefit
 (expense).........................           (1,287)              (43)           (6)           11          (1,325)
                                       -------------     -------------   -----------  ------------  --------------
 AOCI before reclassifications,
   net of income tax...............            6,282             1,538           (47)       (1,884)          5,889
Amounts reclassified from AOCI.....              102              (970)           --           159            (709)
Deferred income tax benefit
 (expense).........................              (33)              338            --           (57)            248
                                       -------------     -------------   -----------  ------------  --------------
 Amounts reclassified from AOCI,
   net of income tax...............               69              (632)           --           102            (461)
                                       -------------     -------------   -----------  ------------  --------------
Balance at December 31, 2017.......            6,351               906           (47)       (1,782)          5,428
OCI before reclassifications.......           (6,326)              (82)          (20)           67          (6,361)
Deferred income tax benefit
 (expense).........................            1,381                19            --           (45)          1,355
                                       -------------     -------------   -----------  ------------  --------------
 AOCI before reclassifications,
   net of income tax...............            1,406               843           (67)       (1,760)            422
Amounts reclassified from AOCI.....                8               428            --            34             470
Deferred income tax benefit
 (expense).........................               (2)              (96)           --           (13)           (111)
                                       -------------     -------------   -----------  ------------  --------------
 Amounts reclassified from AOCI,
   net of income tax...............                6               332            --            21             359
                                       -------------     -------------   -----------  ------------  --------------
Cumulative effects of changes in
 accounting principles.............             (119)               --            --            --            (119)
Deferred income tax benefit
 (expense), cumulative effects of
 changes in accounting principles..            1,222               207            (7)         (379)          1,043
                                       -------------     -------------   -----------  ------------  --------------
Cumulative effects of changes in
 accounting principles, net of
 income tax........................            1,103               207            (7)         (379)            924
                                       -------------     -------------   -----------  ------------  --------------
Transfer to affiliate, net of
 tax (2)...........................               --                --            --         1,857           1,857
                                       -------------     -------------   -----------  ------------  --------------
Balance at December 31, 2018.......            2,515             1,382           (74)         (261)          3,562
OCI before reclassifications.......            7,993               516           (32)         (167)          8,310
Deferred income tax benefit
 (expense).........................           (1,678)             (109)            9            35          (1,743)
                                       -------------     -------------   -----------  ------------  --------------
 AOCI before reclassifications,
   net of income tax...............            8,830             1,789           (97)         (393)         10,129
Amounts reclassified from AOCI.....               60              (237)           --            24            (153)
Deferred income tax benefit
 (expense).........................              (13)               50            --            (5)             32
                                       -------------     -------------   -----------  ------------  --------------
 Amounts reclassified from AOCI,
   net of income tax...............               47              (187)           --            19            (121)
                                       -------------     -------------   -----------  ------------  --------------
Cumulative effects of changes in
 accounting principles.............               (1)               22            --            --              21
Deferred income tax benefit
 (expense), cumulative effects of
 changes in accounting principles..               --                (4)           --            --              (4)
                                       -------------     -------------   -----------  ------------  --------------
 Cumulative effects of changes in
   accounting principles, net of
   income tax (3)..................               (1)               18            --            --              17
                                       -------------     -------------   -----------  ------------  --------------
Balance at December 31, 2019.......     $      8,876      $      1,620    $      (97)  $      (374)  $      10,025
                                       =============     =============   ===========  ============  ==============
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

                                   MLIC-104

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)

(2) See Note 14.

(3) See Note 1 for further information on adoption of new accounting pronouncements.

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                       Years Ended December 31,
                               ---------------------------------------
                                   2019          2018           2017
                               -----------   ------------   ------------
                                                                             Consolidated Statements of
AOCI Components                     Amounts Reclassified from AOCI             Operations Locations
-----------------------------  ---------------------------------------     ------------------------------
                                            (In millions)
Net unrealized investment
 gains (losses):
Net unrealized investment
 gains (losses)...............  $       17    $        89    $        12   Net investment gains (losses)
Net unrealized investment
 gains (losses)...............         (16)            18              3   Net investment income
Net unrealized investment
 gains (losses)...............         (61)          (115)          (117)  Net derivative gains (losses)
                               -----------   ------------   ------------
 Net unrealized investment
   gains (losses), before
   income tax.................         (60)            (8)          (102)
Income tax (expense) benefit..          13              2             33
                               -----------   ------------   ------------
 Net unrealized investment
   gains (losses), net of
   income tax.................         (47)            (6)           (69)
                               -----------   ------------   ------------
Unrealized gains (losses) on
 derivatives -- cash flow
 hedges:
Interest rate derivatives.....          23             20             18   Net investment income
Interest rate derivatives.....           4             --             --   Net investment gains (losses)
Interest rate derivatives.....          --             22             13   Net derivative gains (losses)
Foreign currency exchange
 rate derivatives.............          (3)            (3)            (1)  Net investment income
Foreign currency exchange
 rate derivatives.............         212             --             --   Net investment gains (losses)
Foreign currency exchange
 rate derivatives.............          --           (469)           938   Net derivative gains (losses)
Credit derivatives............           1              1              1   Net investment income
Credit derivatives............          --              1              1   Net derivative gains (losses)
                               -----------   ------------   ------------
 Gains (losses) on cash flow
   hedges, before income tax..         237           (428)           970
Income tax (expense) benefit..         (50)            96           (338)
                               -----------   ------------   ------------
 Gains (losses) on cash flow
   hedges, net of income tax..         187           (332)           632
                               -----------   ------------   ------------
Defined benefit plans
 adjustment: (1)
Amortization of net actuarial
 gains (losses)...............         (27)           (35)          (179)
Amortization of prior service
 (costs) credit...............           3              1             20
                               -----------   ------------   ------------
 Amortization of defined
   benefit plan items, before
   income tax.................         (24)           (34)          (159)
Income tax (expense) benefit..           5             13             57
                               -----------   ------------   ------------
 Amortization of defined
   benefit plan items, net of
   income tax.................         (19)           (21)          (102)
                               -----------   ------------   ------------
 Total reclassifications, net
   of income tax..............  $      121    $      (359)   $       461
                               ===========   ============   ============
-------------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                                   MLIC-105

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Other Revenues and Other Expenses

Other Revenues

   Information on other revenues, which primarily includes fees related to service contracts from customers, was as follows:

                                           Years Ended December 31,
                                          ---------------------------
                                              2019          2018
                                          ------------- -------------
                                                 (In millions)
           Prepaid legal plans...........  $        329  $        286
           Recordkeeping and
            administrative services (1)..           204           220
           Administrative services-only
            contracts....................           210           205
           Other revenue from service
            contracts from customers.....            39            38
                                          ------------- -------------
            Total revenues from service
              contracts from customers...  $        782  $        749
           Other (2).....................           791           837
                                          ------------- -------------
            Total other revenues.........  $      1,573  $      1,586
                                          ============= =============
--------

(1)Related to products and businesses no longer actively marketed by the
   Company.

(2)Other primarily includes reinsurance ceded. See Note 5.

Other Expenses

   Information on other expenses was as follows:

                                              Years Ended December 31,
                                              ----------------------
                                               2019     2018    2017
                                              ------   ------  ------
                                                   (In millions)
          General and administrative
           expenses (1)...................... $2,480   $2,458  $2,608
          Pension, postretirement and
           postemployment benefit costs......    107       66     167
          Premium taxes, other taxes, and
           licenses & fees...................    274      366     273
          Commissions and other variable
           expenses..........................  1,814    1,757   1,801
          Capitalization of DAC..............    (43)     (34)    (61)
          Amortization of DAC and VOBA.......    239      470     241
          Interest expense on debt...........    105      108     106
                                              ------   ------  ------
           Total other expenses.............. $4,976   $5,191  $5,135
                                              ======   ======  ======
--------

(1)Includes ($165) million, ($6) million and ($104) million for the years ended
   December 31, 2019, 2018 and 2017, respectively, for the net change in cash surrender value of investments in certain life insurance policies, net of premiums paid.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 4 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 6 for a description of the DAC amortization impact associated with the closed block.

Expenses related to Debt

  See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

  Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 5, 11 and 18 for a discussion of affiliated expenses included in the table above.

                                   MLIC-106

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   Through September 30, 2018, the Company sponsored various qualified and nonqualified defined benefit pension plans covering employees who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. In September 2018, the qualified and nonqualified defined benefit pension plans were amended, effective January 1, 2023, to provide benefits accruals for all active participants under the cash balance formula and to cease future accruals under the traditional formula. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   Through September 30, 2018, the Company also provided certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of MetLife who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees of MetLife hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. In September 2018, the postretirement medical and life insurance benefit plans were amended, effective January 1, 2023, to discontinue the accrual of the employer subsidy credits for eligible employees.

   As of October 1, 2018, except for the nonqualified defined benefit pension plan, the plan sponsor was changed from the Company to an affiliate (the
"Transferred Plans"). The Company transferred the net benefit obligation and plan assets at book value as of September 30, 2018 as an additional paid-in-capital transaction, including the related unrecognized AOCI. The
Company remains a participating affiliate of the Transferred Plans.

                                   MLIC-107

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

  Obligations and Funded Status

                                                          December 31,
                               -----------------------------------------------------------------
                                             2019                              2018
                               --------------------------------  -------------------------------
                                                     Other                            Other
                                   Pension        Postretirement    Pension        Postretirement
                                   Benefits (1)     Benefits      Benefits (1)       Benefits
                               ---------------- ---------------- --------------  ----------------
                                                         (In millions)
Change in benefit obligations:
Benefit obligations at
 January 1,...................    $      1,080      $      19     $      10,479    $      1,656
Transfer to affiliate (2).....              --             --            (9,316)         (1,648)
Service costs.................              17             --                18              --
Interest costs................              46              1                42               1
Plan participants'
 contributions................              --             --                --              --
Plan amendments...............               3             --               (20)             --
Net actuarial (gains) losses
 (3)..........................             162              2               (40)             (2)
Divestitures, settlements and
 curtailments.................              --             --                --              15
Benefits paid.................             (98)            (2)              (83)             (1)
Effect of foreign currency
 translation..................              --             --                --              (2)
                                --------------     ----------    --------------   -------------
 Benefit obligations at
   December 31,...............           1,210             20             1,080              19
                                --------------     ----------    --------------   -------------
Change in plan assets:
Estimated fair value of plan
 assets at January 1,.........              --             18             9,371           1,426
Transfer to affiliate (2).....              --             --            (9,371)         (1,426)
Actual return on plan assets..              --             --                --               2
Divestitures, settlements and
 curtailments.................              --             --                --              18
Plan participants'
 contributions................              --             --                --              --
Employer contributions........              98             --                83              --
Benefits paid.................             (98)            (2)              (83)             (1)
Foreign exchange impact.......              --              1                --              (1)
                                --------------     ----------    --------------   -------------
 Estimated fair value of plan
   assets at December 31,.....              --             17                --              18
                                --------------     ----------    --------------   -------------
 Over (under) funded status
   at December 31,............    $     (1,210)     $      (3)    $      (1,080)   $         (1)
                                ==============     ==========    ==============   =============
Amounts recognized on the
 consolidated balance sheets:
Other assets..................    $         --      $       3     $          --    $          5
Other liabilities.............          (1,210)            (6)           (1,080)             (6)
                                --------------     ----------    --------------   -------------
 Net amount recognized........    $     (1,210)     $      (3)    $      (1,080)   $         (1)
                                ==============     ==========    ==============   =============
AOCI:
Net actuarial (gains) losses..    $        494      $      (3)    $         360    $         (5)
Prior service costs (credit)..             (16)            --               (22)              1
                                --------------     ----------    --------------   -------------
 AOCI, before income tax......    $        478      $      (3)    $         338    $         (4)
                                ==============     ==========    ==============   =============
 Accumulated benefit
   obligation.................    $      1,143            N/A     $       1,040             N/A
                                ==============                   ==============
--------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was
    $1.2 billion and $1.1 billion at December 31, 2019 and 2018, respectively.

(2) Transfer to affiliate represents the Transferred Plans' book value as of
    September 30, 2018, net of the related 2018 net periodic benefit costs. See
    "-- Net Periodic Benefit Costs."

                                   MLIC-108

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

(3) Significant sources of actuarial (gains) losses for pension and other postretirement benefits during 2019 include the impact of changes to the financial assumptions of $137 million and $2 million, respectively, and plan experience of $25 million and $0, respectively. Significant sources of actuarial (gains) losses for pension and other postretirement benefits during 2018 include the impact of changes to the financial assumptions of
    ($87) million and ($2) million, respectively, and plan experience of
    $47 million and $0, respectively.

   Information for pension plans and other postretirement benefit plans with
PBOs and/or accumulated benefit obligations ("ABO") or APBO in excess of plan assets was as follows at:

                                                                December 31,
                                         ------------------------------------------------------------------
                                             2019       2018       2019       2018      2019        2018
                                         ---------- ---------- ---------- ---------- -------     -------
                                         PBO Exceeds Estimated ABO Exceeds Estimated APBO Exceeds Estimated
                                              Fair Value            Fair Value         Fair Value
                                            of Plan Assets        of Plan Assets     of Plan Assets
                                         --------------------- --------------------- ----------------------
                                                                (In millions)
Projected benefit obligations........... $    1,210 $    1,080 $    1,210 $    1,080    N/A         N/A
Accumulated benefit obligations......... $    1,143 $    1,040 $    1,143 $    1,040    N/A         N/A
Accumulated postretirement benefit
 obligations............................        N/A        N/A        N/A        N/A $    6      $    6
Estimated fair value of plan assets.....        N/A        N/A        N/A        N/A $   --      $   --

  Net Periodic Benefit Costs

      The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                         Years Ended December 31,
                                          -------------------------------------------------------------------------------------
                                                     2019                          2018                         2017
                                          --------------------------  -----------------------------  --------------------------
                                                          Other                          Other                       Other
                                           Pension     Postretirement   Pension       Postretirement  Pension     Postretirement
                                           Benefits      Benefits       Benefits        Benefits      Benefits      Benefits
                                          ---------  ---------------- ------------  ---------------- ---------  ----------------
                                                                              (In millions)
Net periodic benefit costs:
Service costs............................  $     17      $     --      $       123      $       4     $    169     $         6
Interest costs...........................        46             1              290             41          415              75
Settlement and curtailment costs.........        --            --               --             --            3               2
Expected return on plan assets...........        --            (1)            (394)           (54)        (509)            (72)
Amortization of net actuarial (gains)
 losses..................................        27            --              142            (26)         189              --
Amortization of prior service costs
 (credit)................................        (3)           --               (1)           (14)          (1)            (22)
Allocated to affiliates..................       (22)           --              (66)            19          (48)              1
                                          ---------     ---------     ------------     ----------    ---------    ------------
  Total net periodic benefit costs
   (credit) (1)..........................        65            --               94            (30)         218             (10)
                                          ---------     ---------     ------------     ----------    ---------    ------------
Other changes in plan assets and benefit
 obligations recognized in OCI:
Net actuarial (gains) losses.............       161             3              (40)            (4)         181            (148)
Prior service costs (credit).............         3            --              (20)            --           --              --
Amortization of net actuarial (gains)
 losses..................................       (27)           --              (35)            --         (189)             --
Amortization of prior service (costs)
 credit..................................         3            --                1             --            1              22
Transfer to affiliate (2)................        --            --           (2,389)            81           --              --
                                          ---------     ---------     ------------     ----------    ---------    ------------
  Total recognized in OCI................       140             3           (2,483)            77           (7)           (126)
                                          ---------     ---------     ------------     ----------    ---------    ------------
  Total recognized in net periodic
   benefit costs and OCI.................  $    205      $      3      $    (2,389)     $      47     $    211     $      (136)
                                          =========     =========     ============     ==========    =========    ============
--------

                                   MLIC-109

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

(1) Includes costs (credit) related to Transferred Plans of $65 million and
    ($49) million for pension benefits and other postretirement benefits, respectively, for the year ended December 31, 2018.

(2) Transfer to affiliate represents the Transferred Plans' book value as of
    September 30, 2018, net of the related 2018 other changes in plan assets and benefit obligations recognized in OCI.

  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
December 31, 2019
Weighted average discount rate.....        3.30%                      3.00%
Weighted average interest
 crediting rate....................        3.99%                       N/A
Rate of compensation increase......   2.25%  -  8.50%                  N/A
December 31, 2018
Weighted average discount rate.....        4.35%                      3.75%
Weighted average interest
 crediting rate....................        4.09%                       N/A
Rate of compensation increase......   2.25%  -  8.50%                  N/A

     Assumptions used in determining net periodic benefit costs for the
  U.S. plans were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
Year Ended December 31, 2019
Weighted average discount rate.....        4.35%                      3.75%
Weighted average interest
 crediting rate....................        4.01%                       N/A
Weighted average expected rate of
 return on plan assets.............         N/A                       4.00%
Rate of compensation increase......   2.25%  -  8.50%                  N/A
Year Ended December 31, 2018
Weighted average discount rate.....        3.65%                      3.70%
Weighted average interest
 crediting rate....................        4.13%                       N/A
Weighted average expected rate of
 return on plan assets.............        5.75%                      5.11%
Rate of compensation increase......   2.25%  -  8.50%                  N/A
Year Ended December 31, 2017
Weighted average discount rate.....        4.30%                      4.45%
Weighted average interest
 crediting rate....................        5.46%                       N/A
Weighted average expected rate of
 return on plan assets.............        6.00%                      5.36%
Rate of compensation increase......   2.25%  -  8.50%                  N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the measurement date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in the plan valuation in 2020 is currently anticipated to be 3.00% for other postretirement benefits.

     The weighted average interest crediting rate is determined annually based on the plan selected rate, long-term financial forecasts of that rate and the demographics of the plan participants.

                                   MLIC-110

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                   December 31,
                                                   ---------------------------------------------
                                                            2019                   2018
                                                   ---------------------- ----------------------
                                                      Before   Age 65 and    Before   Age 65 and
                                                    Age 65      older      Age 65      older
                                                   --------- ------------ --------- ------------
Following year....................................   6.5%        6.5%       6.6%        6.6%
Ultimate rate to which cost increase is assumed
 to decline.......................................   4.0%        4.0%       4.0%        4.0%
Year in which the ultimate trend rate is reached..   2040        2040       2040        2040

  Plan Assets

     Through September 30, 2018, the Company provided MetLife employees with benefits under various Employee Retirement Income Security Act of
  1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity securities AFS, equity securities, derivatives, real estate and private equity investments. The assets backing the retiree life coverage also utilize insurance contracts issued by the Company's insurance affiliate and are held in a general account
  Life Insurance Funding Agreement.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different
  Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested
  Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class.
  Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 9, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the

                                   MLIC-111

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

  amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

     At December 31, 2019 and 2018, other postretirement plan assets measured at estimated fair value on a recurring basis were $17 million and
  $18 million, respectively, and were classified as short-term investments
  Level 2.

     A rollforward of all pension assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               ----------------------------------------------------------------------
                                                    Pension Benefits
                               ----------------------------------------------------------------------
                               Fixed Maturity Securities
                                       AFS:
                               --------------------------
                                                             Equity          Other        Derivative
                                Corporate     Other (1)     Securities     Investments     Assets
                               ----------    ----------    -----------    ------------   -----------
                                                     (In millions)
Balance, January 1, 2018......  $     1        $    9        $    3         $    622       $    1
Realized gains (losses).......       --            --            --               --           --
Unrealized gains (losses).....       --            --            --               --           --
Purchases, sales, issuances
 and settlements, net.........       --            --            --               --           --
Transfers into and/or out of
 Level 3......................       --            --            --               --           --
Transfer to affiliate.........       (1)           (9)           (3)            (622)          (1)
                               ----------    ----------    -----------    ------------   -----------
Balance, December 31, 2018....  $    --        $   --        $   --         $     --       $   --
                               ==========    ==========    ===========    ============   ===========
--------

(1) Other includes ABS and collateralized mortgage obligations.

     For the year ended December 31, 2019, there were no pension benefits measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs. For the years ended December 31, 2019 and
  2018, there were no other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs.

  Expected Future Contributions and Benefit Payments

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provisions of the plans, and therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2020.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets.

                                   MLIC-112

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                               Pension Benefits   Other Postretirement Benefits
                           -------------------- -------------------------------
                                              (In millions)
 2020.....................       $           74                    $          2
 2021.....................       $           71                    $          1
 2022.....................       $           70                    $          1
 2023.....................       $           73                    $          1
 2024.....................       $           77                    $          1
 2025-2029................       $          403                    $          6

Defined Contribution Plans

     Through September 30, 2018, the Company sponsored defined contribution plans for substantially all MetLife employees under which a portion of employee contributions are matched. As of October 1, 2018, except for the nonqualified defined contribution plan, the plan sponsor was changed from the
  Company to an affiliate. The Company contributed $26 million, $42 million and
  $65 million for the years ended December 31, 2019, 2018 and 2017, respectively.

15. Income Tax

   The provision for income tax was as follows:

                                           Years Ended December 31,
                                           -----------------------
                                             2019    2018     2017
                                           ------  ------  -------
                                                (In millions)
            Current:
            U.S. federal..................  $ 280   $ 217  $ 1,511
            U.S. state and local..........      1       9        4
            Non-U.S.......................     26      91       14
                                           ------  ------  -------
              Subtotal....................    307     317    1,529
                                           ------  ------  -------
            Deferred:
            U.S. federal..................   (148)    (88)  (2,099)
            Non-U.S.......................    (11)    (56)       9
                                           ------  ------  -------
              Subtotal....................   (159)   (144)  (2,090)
                                           ------  ------  -------
              Provision for income tax
               expense (benefit)..........  $ 148   $ 173  $  (561)
                                           ======  ======  =======

  The Company's income (loss) before income tax expense (benefit) was as follows:

                                   Years Ended December 31,
                                   ------------------------
                                    2019    2018     2017
                                   ------- ------- --------
                                         (In millions)
                   Income (loss):
                   U.S............  $3,454  $1,202  $ 4,045
                   Non-U.S........     106   3,107   (1,079)
                                   ------- ------- --------
                    Total.........  $3,560  $4,309  $ 2,966
                                   ======= ======= ========

                                   MLIC-113

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

  The reconciliation of the income tax provision at the U.S. statutory rate
(21% in 2019 and 2018; 35% in 2017) to the provision for income tax as reported was as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2019    2018     2017
                                                        ------  ------  --------
                                                              (In millions)
Tax provision at U.S. statutory rate...................  $ 748   $ 905   $ 1,039
Tax effect of:
Dividend received deduction............................    (36)    (34)      (65)
Tax-exempt income......................................    (40)    (13)      (49)
Prior year tax (1).....................................   (173)   (175)      (29)
Low income housing tax credits.........................   (254)   (284)     (278)
Other tax credits......................................    (43)    (77)     (101)
Foreign tax rate differential..........................     (7)     (8)       --
Change in valuation allowance..........................     (7)      1        --
U.S. Tax Reform impact (2) (3) (4).....................     (6)   (139)   (1,089)
Other, net.............................................    (34)     (3)       11
                                                        ------  ------  --------
  Provision for income tax expense (benefit)...........  $ 148   $ 173   $  (561)
                                                        ======  ======  ========
--------

(1) As discussed further below, prior year tax includes a non-cash benefit related to an uncertain tax position of $158 million and $168 million for the years ended December 31, 2019 and 2018, respectively.

(2) For the year ended December 31, 2019, U.S. Tax Reform impact includes a
    $6 million tax benefit related to the effect of sequestration on the alternative minimum tax credit.

(3) For the year ended December 31, 2018, U.S. Tax Reform impact includes a
    $139 million tax benefit related to the adjustment of deferred taxes due to the U.S. tax rate change. This excludes $12 million of tax provision at the
    U.S. statutory rate for a total tax reform benefit of $151 million.

(4) For the year ended December 31, 2017, U.S. Tax Reform impact of ($1.1)
    billion excludes ($23) million of tax provision at the U.S. statutory rate for a total tax reform benefit of ($1.1) billion.

  On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S.
Tax Reform includes numerous changes in tax law, including a permanent reduction in the U.S. federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018. U.S. Tax
Reform moves the United States from a worldwide tax system to a participation exemption system by providing corporations a 100% dividends received deduction for dividends distributed by a controlled foreign corporation. To transition to that new system, U.S. Tax Reform imposed a one-time deemed repatriation tax on unremitted earnings and profits at a rate of 8.0% for illiquid assets and 15.5%
for cash and cash equivalents.

  The Company recorded estimates of the impacts of U.S. Tax Reform in the period of enactment, the fourth quarter of 2017. In 2018, these estimates were updated in accordance with SAB 118. However, the impact of certain provisions of U.S. Tax Reform remains uncertain. For instance, many regulations under the new law have not been finalized or have only recently been finalized, including certain rules on international taxation. As a result, the Company continued to report additional revisions resulting from U.S. Tax Reform in 2019.

                                   MLIC-114

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                            Years Ended December 31,
                                                                      ------------------------------------
                                                                          2019        2018         2017
                                                                      -----------  ----------  -----------
                                                                           (In millions)
Income (loss) before provision for income tax........................  $       --   $     (58)  $      (66)
Provision for income tax expense (benefit):
Deferred tax revaluation.............................................          (6)       (151)      (1,112)
                                                                      -----------  ----------  -----------
 Total provision for income tax expense (benefit)....................          (6)       (151)      (1,112)
                                                                      -----------  ----------  -----------
Income (loss), net of income tax.....................................           6          93        1,046
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................          --          --          133
                                                                      -----------  ----------  -----------
Increase to net equity from U.S. Tax Reform..........................  $        6   $      93   $    1,179
                                                                      ===========  ==========  ===========

  In accordance with SAB 118 issued by the U.S. Securities and Exchange
Commission ("SEC") in December 2017, the Company recorded provisional amounts for certain items for which the income tax accounting was not complete. For these items, the Company recorded a reasonable estimate of the tax effects of
U.S. Tax Reform. The estimates were reported as provisional amounts during the measurement period, which did not exceed one year from the date of enactment of
U.S. Tax Reform. In 2018, the Company reflected adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts. While the SAB 118 provisional measurement period ended December 31,
2018, the Company continued to revise certain U.S. Tax Reform amounts in 2019.

   As of December 31, 2017, the following items were considered provisional estimates due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis were completed and updates were made to complete the accounting for these items during the measurement period as of December 31, 2018 and subsequent to the measurement period as of December 31, 2019:

   .  Deemed Repatriation Transition Tax - The Company recorded a $1 million charge for this item for the year ended December 31, 2017. For the years ended December 31, 2019 and 2018, the Company did not record an additional tax charge.

   .  Global Intangible Low-Tax Income ("GILTI") - U.S. Tax Reform imposes a minimum tax on GILTI, which is generally the excess income of foreign subsidiaries over a 10% rate of routine return on tangible business assets. For the year ended December 31, 2017, the Company did not record a tax charge for this item. In 2018, the Company established an accounting policy in which it treats taxes due on GILTI as a current-period expense when incurred. The Company did not record a tax charge for the years ended December 31, 2019 and 2018.

   .  Compensation and Fringe Benefits - U.S. Tax Reform limits certain employer deductions for fringe benefit and related expenses and also repeals the exception allowing the deduction of certain performance-based compensation paid to certain senior executives. The Company recorded an
      $8 million tax charge, included within the deferred tax revaluation as of
      December 31, 2017. The Company determined that no additional adjustment was required for the years ended December 31, 2019 and 2018.

   .  Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded
      50% each tax year beginning in 2018, with any remaining balance fully refunded in 2021. However, pursuant to the requirements of the Balanced
      Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of
      6.2%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. For the year ended
      December 31, 2017, the Company

                                   MLIC-115

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

      recorded a $7 million tax charge, included within the deferred tax revaluation. For the year ended December 31, 2018, the Company determined that no additional adjustment was required. In early 2019, the Internal
      Revenue Service ("IRS") issued guidance indicating that for years beginning after December 31, 2017, refund payments and credit elect and refund offset transactions due to refundable alternative minimum tax credits will not be subject to the sequestration fee. Accordingly, to reflect this guidance the Company recorded a $6 million tax benefit in
      2019.

   .  Tax Credit Partnerships - The reduction in the federal corporate income tax rate due to U.S. Tax Reform required adjustments for multiple investment portfolios, including tax credit partnerships and tax-advantaged leveraged leases. Certain tax credit partnership investments derive returns in part from income tax credits. The Company recognizes changes in tax attributes at the partnership level when reported by the investee in its financial information. The Company did not receive the necessary investee financial information to determine the impact of U.S. Tax Reform on the tax attributes of its tax credit partnership investments until the third quarter of 2018. Accordingly, prior to the third quarter of 2018, the Company applied prior law to these equity method investments in accordance with SAB 118. For the year ended December 31, 2018, after receiving additional investee information, a reduction in tax credit partnerships' equity method income of
      $46 million, net of income tax, was included in net investment income.
      The tax-advantaged leveraged lease portfolio is valued on an after-tax yield basis. In 2018, the Company received third party data that was used to complete a comprehensive review of its portfolio to determine the full and complete impact of U.S. Tax Reform on these investments. As a result of this review, a tax benefit of $126 million was recorded for the year ended December 31, 2018. No additional adjustment was required for the year ended December 31, 2019.

  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                       ---------------
                                                         2019    2018
                                                       -------  ------
                                                        (In millions)
         Deferred income tax assets:
         Policyholder liabilities and receivables..... $ 1,305  $1,182
         Net operating loss carryforwards (1).........      82      94
         Employee benefits............................     486     518
         Tax credit carryforwards (2).................   1,161   1,038
         Litigation-related and government mandated...     119     131
         Other........................................     407     347
                                                       -------  ------
           Total gross deferred income tax assets.....   3,560   3,310
         Less: Valuation allowance....................      80      93
                                                       -------  ------
           Total net deferred income tax assets.......   3,480   3,217
                                                       -------  ------
         Deferred income tax liabilities:
         Investments, including derivatives...........   1,796   1,597
         Intangibles..................................      33      32
         DAC..........................................     500     558
         Net unrealized investment gains..............   2,719     987
                                                       -------  ------
           Total deferred income tax liabilities......   5,048   3,174
                                                       -------  ------
           Net deferred income tax asset (liability).. $(1,568) $   43
                                                       =======  ======
--------

(1) The Company has recorded a deferred tax asset of $82 million primarily related to U.S. state net operating loss carryforwards and an offsetting valuation allowance for the year ended December 31, 2019. U.S. state net operating loss carryforwards will expire between 2020 and 2039, whereas others have an unlimited carryforward period. The valuation

                                   MLIC-116

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

    allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain U.S. state net operating loss carryforwards will not be realized.
    The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

(2) Tax credit carryforwards for the year ended December 31, 2019 primarily reflect general business credits expiring between 2036 and 2039 and are reduced by $194 million related to unrecognized tax benefits.

  Certain deferred income tax amounts at December 31, 2018 have been reclassified to conform to the 2019 presentation. The reclassification did not result in a change to the prior year net deferred income tax asset (liability)
balance. The significant impacts related to deferred income tax assets were a
$309 million decrease to Policyholder liabilities and receivables and a
$347 million increase to Other. The significant impacts related to deferred income tax liabilities were a $81 million increase to Investments, including derivatives, and a $43 million decrease to Other. Additionally, the deferred income tax asset for Net operating loss carryforwards and offsetting Valuation allowance both increased by $72 million. The reclassifications resulted from a comprehensive review in 2019 of the tax effects between the book and tax bases of assets and liabilities, primarily with respect to the Company's U.S.
businesses.

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $43 million and $27 million for the years ended
December 31, 2019 and 2018, respectively.

   The Company files income tax returns with the U.S. federal government and various U.S. state and local jurisdictions, as well as non-U.S. jurisdictions.
The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for refund claims filed in 2017 with the IRS for 2000 through 2002 to recover tax and interest predominantly related to the disallowance of certain foreign tax credits for which the Company received a statutory notice of deficiency in 2015 and paid the tax thereon. The disallowed foreign tax credits relate to certain non-U.S.
investments held by Metropolitan Life Insurance Company in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture until early 2009.

   For tax years 2000 through 2002 and tax years 2007 through 2009, the Company entered into binding agreements with the IRS in 2019 under which all remaining issues regarding the foreign tax credit matter noted above were resolved.
Accordingly, in 2019, the Company recorded a non-cash benefit to net income of
$226 million, net of tax, comprised of a $158 million tax benefit recorded in provision for income tax expense (benefit) and a $86 million interest benefit
($68 million, net of tax) included in other expenses. For tax years 2003 through 2006, the Company entered into binding agreements with the IRS in 2018 under which all remaining issues, including the foreign tax credit matter noted
above, were resolved. Accordingly, in 2018, the Company recorded a non-cash benefit to net income of $349 million, net of tax, comprised of a $168 million tax benefit recorded in provision for income tax expense (benefit) and a
$229 million interest benefit ($181 million, net of tax) included in other expenses. For tax years 2007 through 2009 (which are the subject of the current
IRS examination), the Company has established adequate reserves for tax liabilities.

   The Company's overall liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, U.S. federal tax legislation and regulation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                                   MLIC-117

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                         Years Ended December 31,
                                                         ---------------------
                                                          2019      2018    2017
                                                         ------    ------  -----
                                                             (In millions)
 Balance at January 1,..................................  $ 442     $ 890   $931
 Additions for tax positions of prior years.............     --         3     --
 Reductions for tax positions of prior years (1)........   (158)     (169)   (38)
 Additions for tax positions of current year............      3         3      4
 Reductions for tax positions of current year...........     --        --    (1)
 Settlements with tax authorities (2)...................   (254)     (285)    (6)
                                                         ------    ------  -----
 Balance at December 31,................................  $  33     $ 442   $890
                                                         ======    ======  =====
 Unrecognized tax benefits that, if recognized, would
  impact the effective rate.............................  $  33     $ 442   $890
                                                         ======    ======  =====
--------

(1) The decreases are primarily related to non-cash benefits from tax audit settlements.

(2) The decreases in 2019 and 2018 are primarily related to the tax audit settlement, of which $251 million and $284 million, respectively, was reclassified to the current income tax payable account.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses.

   Interest was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2019     2018    2017
                                                           ------   -----    ----
                                                             (In millions)
   Interest expense (benefit) recognized on the
     consolidated statements of operations (1)............ $(187)   $(457)   $ 47

                                                                    December 31,
                                                                    ---------------
                                                                     2019    2018
                                                                    -----    ----
                                                                    (In millions)
   Interest included in other liabilities on the
     consolidated balance sheets..........................          $   9    $196
--------

(1) The decreases in 2019 and 2018 are primarily related to the tax audit settlement, of which $68 million and $184 million, respectively, was recorded in other expenses and $119 million and $273 million, respectively, was reclassified to the current income tax payable account.

16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters.
  Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed below and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, mortgage lending bank, employer, investor, investment advisor, broker-dealer, and taxpayer.

                                   MLIC-118

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

     The Company also receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry
  Regulatory Authority, as well as from local and national regulators and government authorities in jurisdictions outside the United States where the
  Company conducts business. The issues involved in information requests and regulatory matters vary widely, but can include inquiries or investigations concerning the Company's compliance with applicable insurance and other laws and regulations. The Company cooperates in these inquiries.

     In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S.
  permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.
  Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2019. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the
  Company's financial position. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Matters as to Which an Estimate Can Be Made

     For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For matters where a loss is believed to be reasonably possible, but not probable, the Company has not made an accrual.
  As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $175 million.

  Matters as to Which an Estimate Cannot Be Made

     For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

     Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life

                                   MLIC-119

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

  Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan
  Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses
   (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life
   Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                 December 31,
                                    --------------------------------------
                                        2019         2018         2017
                                    ------------ ------------ ------------
                                    (In millions, except number of claims)
     Asbestos personal injury
      claims at year end...........       61,134       62,522       62,930
     Number of new claims during
      the year.....................        3,187        3,359        3,514
     Settlement payments during
      the year (1)................. $       49.4 $       51.4 $       48.6
-------------

(1) Settlement payments represent payments made by Metropolitan Life Insurance
    Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance
    Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

                                   MLIC-120

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life
   Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan
   Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims.
   Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending.
   Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its recorded liability for asbestos-related claims to $457 million at December 31, 2019.

   Sun Life Assurance Company of Canada Indemnity Claim

      In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that
   Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by
   Metropolitan Life Insurance Company that were subsequently transferred to
   Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life
   Insurance Company's motion for summary judgment. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life (the "Ontario Litigation"). On August 30, 2011,
   Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by
   Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify
   Sun Life for some or all of the claims in these lawsuits. In September 2018, the Court of Appeal for Ontario affirmed the lower court's decision to not certify the sales practices claims in the Ontario Litigation. These sales practices cases against Sun Life are ongoing, and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

   Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

      Plaintiff filed this class action lawsuit on behalf of persons for whom
   Metropolitan Life Insurance Company established a Total Control Account
   ("TCA") to pay death benefits under an ERISA plan. The action alleged that
   Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violated Metropolitan Life Insurance Company's fiduciary duties under ERISA.
   On September 27, 2016, the court denied Metropolitan Life Insurance
   Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. On September 29, 2017, the court certified a nationwide class. On

                                   MLIC-121

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

   November 19, 2019, the court approved a settlement in which Metropolitan
   Life Insurance Company agreed to pay $80 million to resolve the claims of all class members. The settlement does not include or constitute an admission, concession, or finding of any fault, liability, or wrongdoing by
   Metropolitan Life Insurance Company. The Company accrued the full amount of the settlement payment in prior periods and the payment was made.

   Martin v. Metropolitan Life Insurance Company (Superior Court of the State
   of California, County of Contra Costa, filed December 17, 2015)

      Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiffs assert causes of action for declaratory relief, violation of California's
   Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiffs seek declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan
   Life Insurance Company's motion to dismiss. Plaintiffs appealed this ruling to the United States Court of Appeals for the Ninth Circuit. The Ninth
   Circuit dismissed the appeal on December 2, 2019.

   Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
   2016)

      Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and
   Deceptive Business Practices Act, on behalf of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature on their long-term care insurance policies and whose premium rates were increased after age 65. Plaintiff seeks unspecified compensatory, statutory and punitive damages, as well as recessionary and injunctive relief. On
   April 12, 2017, the court granted Metropolitan Life Insurance Company's motion to dismiss the action. Plaintiff appealed this ruling and the United
   States Court of Appeals for the Seventh Circuit reversed and remanded the case to the district court for further proceedings. On February 20, 2020, the district court approved a nationwide class settlement of the case. The
   Company accrued the full amount of the expected settlement payment in prior periods.

   Julian & McKinney v. Metropolitan Life Insurance Company (S.D.N.Y., filed
   February 9, 2017)

      Plaintiffs filed this putative class and collective action on behalf of themselves and all current and former long-term disability ("LTD") claims specialists between February 2011 and the present for alleged wage and hour violations under the Fair Labor Standards Act, the New York Labor Law, and
   the Connecticut Minimum Wage Act. The suit alleges that Metropolitan Life
   Insurance Company improperly reclassified the plaintiffs and similarly situated LTD claims specialists from non-exempt to exempt from overtime pay in November 2013. As a result, they and members of the putative class were no longer eligible for overtime pay even though they allege they continued
   to work more than 40 hours per week. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On March 22,
   2018, the Court conditionally certified the case as a collective action, requiring that notice be mailed to LTD claims specialists who worked for the
   Company from February 8, 2014 to the present. The Company intends to defend this action vigorously.

   Total Asset Recovery Services, LLC. v. MetLife, Inc., et al. (Supreme Court
   of the State of New York, County of New York, filed December 27, 2017)

      Total Asset Recovery Services ("The Relator") brought an action under the qui tam provision of the New York False Claims Act (the "Act") on behalf of itself and the State of New York. The Relator originally filed this action under seal in 2010, and the complaint was unsealed on December 19, 2017. The
   Relator alleges that MetLife, Inc., Metropolitan Life Insurance Company, and several other insurance companies violated the Act by filing false unclaimed property reports with the State of New York from 1986 to 2017, to avoid having to escheat the proceeds of more than 25,000 life insurance policies, including policies for which the defendants escheated funds as part of their demutualizations in the late 1990s. The Relator seeks treble damages and other relief. On April 3, 2019, the court granted MetLife, Inc.'s and
   Metropolitan Life Insurance Company's motion to dismiss and dismissed the complaint in its entirety. The Relator filed an appeal with the Appellate
   Division of the New York State Supreme Court, First Division.

                                   MLIC-122

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

   Miller, et al. v. Metropolitan Life Insurance Company (S.D.N.Y., filed
   January 4, 2019)

      Plaintiffs filed a second amended complaint in this putative class action, purporting to assert claims on behalf of all persons who replaced their MetLife Optional Term Life or Group Universal Life policy with a Group
   Variable Universal Life policy wherein Metropolitan Life Insurance Company allegedly charged smoker rates for certain non-smokers. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On
   September 17, 2019, the Court granted the Company's motion to dismiss plaintiffs' second amended complaint and dismissed the case in its entirety.
   Plaintiffs filed an appeal with the United States Court of Appeals for the
   Second Circuit.

   Regulatory and Litigation Matters Related to Group Annuity Benefits

      In 2018, the Company announced that it identified a material weakness in its internal control over financial reporting related to the practices and procedures for estimating reserves for certain group annuity benefits.
   Several regulators have made inquiries into this issue and it is possible that other jurisdictions may pursue similar investigations or inquiries. The
   Company is also exposed to lawsuits and could be exposed to additional legal actions relating to this issue. These may result in payments, including damages, fines, penalties, interest and other amounts assessed or awarded by courts or regulatory authorities under applicable escheat, tax, securities,
   ERISA, or other laws or regulations. The Company could incur significant costs in connection with these actions.

   Litigation Matters

     Atkins et. al. v. MetLife, Inc., et. al. (D.Nev., filed November 18, 2019)

        Plaintiffs filed this putative class action on behalf of all persons due benefits under group annuity contracts but who did not receive the entire amount to which they were entitled. Plaintiffs assert claims for breach of contract, breach of fiduciary duty, breach of implied covenant of good faith and fair dealing, unjust enrichment, and conversion based on allegations that the defendants failed to timely pay annuity benefits to certain group annuitants. Plaintiffs seek declaratory and injunctive relief, as well as unspecified compensatory and punitive damages, and other relief. Defendants intend to defend this action vigorously.

  Insolvency Assessments

     Many jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers or those that may become impaired, insolvent or fail. These associations levy assessments, up to prescribed limits, on all member insurers in a particular jurisdiction on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. In addition, certain jurisdictions have government owned or controlled organizations providing life, health and property and casualty insurance to their citizens, whose activities could place additional stress on the adequacy of guaranty fund assessments. Many of these organizations have the power to levy assessments similar to those of the guaranty associations. Some jurisdictions permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                        December 31,
                                                  -------------------------
                                                      2019         2018
                                                  ------------ ------------
                                                        (In millions)
    Other Assets:
    Premium tax offset for future discounted and
     undiscounted assessments....................  $        38  $        42
    Premium tax offset currently available for
     paid assessments............................           39           43
                                                  ------------ ------------
     Total.......................................  $        77  $        85
                                                  ============ ============
    Other Liabilities:
    Insolvency assessments.......................  $        53  $        57
                                                  ============ ============

                                   MLIC-123

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.7 billion and $3.6 billion at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge
  Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.6 billion at both December 31, 2019 and 2018.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $392 million, with a cumulative maximum of
$534 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.
Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $3 million and $5 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

17. Quarterly Results of Operations (Unaudited)

   The unaudited quarterly results of operations for 2019 and 2018 are summarized in the table below:

                                              Three Months Ended
                                 --------------------------------------------
                                 March 31, June 30, September 30, December 31,
                                 --------- -------- ------------- ------------
                                                 (In millions)
  2019
  Total revenues................ $  8,237  $  9,146   $  10,810     $  8,056
  Total expenses................ $  7,729  $  7,923   $   9,238     $  7,799
  Net income (loss)............. $    508  $  1,067   $   1,339     $    498
  Less: Net income (loss)
   attributable to
   noncontrolling interests..... $      1  $     --   $       1     $     (8)
  Net income (loss)
   attributable to Metropolitan
   Life Insurance Company....... $    507  $  1,067   $   1,338     $    506
  2018
  Total revenues................ $  8,446  $ 14,809   $   9,751     $  9,155
  Total expenses................ $  7,711  $ 13,709   $   8,847     $  7,585
  Net income (loss)............. $    672  $  1,007   $     816     $  1,641
  Less: Net income (loss)
   attributable to
   noncontrolling interests..... $      3  $      5   $       2     $     (4)
  Net income (loss)
   attributable to Metropolitan
   Life Insurance Company....... $    669  $  1,002   $     814     $  1,645

                                   MLIC-124

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or its affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were
$2.9 billion, $2.1 billion and $2.2 billion for the years ended December 31,
2019, 2018 and 2017, respectively. Total revenues received from affiliates related to these agreements were $29 million, $135 million and $234 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   Prior to 2019, the Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities.
Typical services provided under these agreements included management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.1 billion and $1.4 billion for the years ended December 31,
2018 and 2017, respectively, and were reimbursed to the Company by these affiliates.

   In 2018, the Company and the MetLife enterprise updated their shared facilities and services structure to more efficiently share enterprise assets and services. Effective as of October 1, 2018, the Company entered into new service agreements with its affiliates, which replaced existing agreements.
Under the new agreements, the Company will no longer be the primary provider of services to affiliates and will receive further services from affiliates to conduct its activities.

   The Company had net payables to affiliates, related to the items discussed above, of $250 million and $181 million at December 31, 2019 and 2018, respectively.

   See Notes 1, 5, 7, 11, 12 and 14 for additional information on related party transactions. Also, see Note 5 for information related to the separation of
Brighthouse.

                                   MLIC-125

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                          Estimated       Amount at
                                      Cost or             Fair            Which Shown on
                                   Amortized Cost (1)     Value         Balance Sheet
Types of Investments           ---------------------- ------------- ----------------------
Fixed maturity securities AFS:
Bonds:
U.S. government and agency.... $               25,568      $ 29,248 $               29,248
Public utilities..............                  6,497         7,517                  7,517
Municipals....................                  6,419         7,856                  7,856
Foreign government............                  4,329         5,006                  5,006
All other corporate bonds.....                 73,628        80,409                 80,409
                               ---------------------- ------------- ----------------------
 Total bonds..................                116,441       130,036                130,036
Mortgage-backed and
 asset-backed securities......                 37,214        38,694                 38,694
Redeemable preferred stock....                    742           834                    834
                               ---------------------- ------------- ----------------------
 Total fixed maturity
   securities AFS.............                154,397       169,564                169,564
                               ---------------------- ------------- ----------------------
Mortgage loans................                 65,549                               65,549
Policy loans..................                  6,100                                6,100
Real estate and real estate
 joint ventures...............                  6,624                                6,624
Real estate acquired in
 satisfaction of debt.........                     35                                   35
Other limited partnership
 interests....................                  4,954                                4,954
Short-term investments........                  1,883                                1,883
Other invested assets.........                 16,979                               16,979
                               ----------------------               ----------------------
 Total investments............ $              256,521               $              271,688
                               ======================               ======================
--------

(1) Amortized cost for fixed maturity securities AFS and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premium or accretion of discount; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                                   MLIC-126

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                        Future Policy Benefits,
                                         Other Policy-Related
                                 DAC         Balances and       Policyholder  Policyholder
                                 and     Policyholder Dividend    Account      Dividends       Unearned        Unearned
Segment                          VOBA         Obligation          Balances      Payable    Premiums (1), (2)  Revenue (1)
-----------------------------  -------- ----------------------- ------------  ------------ ----------------- ------------
2019
U.S........................... $    405        $         69,687   $   69,394      $     --      $        216     $     24
MetLife Holdings..............    3,048                  68,125       22,346           495               160          163
Corporate & Other.............       --                     244          (32)           --                --           --
                               -------- ----------------------- ------------  ------------ ----------------- ------------
 Total........................ $  3,453        $        138,056   $   91,708      $    495      $        376     $    187
                               ======== ======================= ============  ============ ================= ============
2018
U.S........................... $    403        $         67,770   $   67,233      $     --      $        137     $     26
MetLife Holdings..............    3,709                  65,730       23,423           494               159          167
Corporate & Other.............        5                     291           --            --                --           --
                               -------- ----------------------- ------------  ------------ ----------------- ------------
 Total........................ $  4,117        $        133,791   $   90,656      $    494      $        296     $    193
                               ======== ======================= ============  ============ ================= ============
--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                                   MLIC-127

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                  Policyholder    Amortization of
                                                                  Benefits and        DAC and
                                  Premiums and                     Claims and          VOBA
                                 Universal Life        Net      Interest Credited   Charged to
                               and Investment-Type  Investment   to Policyholder       Other          Other
Segment                        Product Policy Fees    Income     Account Balances    Expenses      Expenses (1)
-----------------------------  ------------------- -----------  ----------------- --------------- -------------
2019
U.S...........................  $          19,547  $     6,481   $       20,906    $         55    $    2,904
MetLife Holdings..............              4,097        4,579            5,769             184         1,900
Corporate & Other.............                  1          (87)              --              --           971
                               ------------------- -----------  ----------------- --------------- -------------
 Total........................  $          23,645  $    10,973   $       26,675    $        239    $    5,775
                               =================== ===========  ================= =============== =============
2018
U.S...........................  $          24,411  $     6,429   $       25,922    $         75    $    2,810
MetLife Holdings..............              4,306        4,653            5,649             395         2,079
Corporate & Other.............                 20         (163)               5              --           917
                               ------------------- -----------  ----------------- --------------- -------------
 Total........................  $          28,737  $    10,919   $       31,576    $        470    $    5,806
                               =================== ===========  ================= =============== =============
2017
U.S...........................  $          20,500  $     6,012   $       22,019    $         56    $    2,680
MetLife Holdings..............              4,643        4,758            6,004             185         2,293
Corporate & Other.............                  9         (257)               4              --         1,018
                               ------------------- -----------  ----------------- --------------- -------------
 Total........................  $          25,152  $    10,513   $       28,027    $        241    $    5,991
                               =================== ===========  ================= =============== =============
--------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                                   MLIC-128

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                        % Amount
                                                                                       Assumed
                                Gross Amount    Ceded        Assumed     Net Amount     to Net
                               ------------- ------------ ------------ ------------- -----------
2019
Life insurance in-force....... $   3,810,612 $    257,882 $    525,190 $   4,077,920        12.9%
                               ============= ============ ============ =============
Insurance premium
Life insurance (1)............ $      14,114 $        879 $        785 $      14,020         5.6%
Accident & health insurance...         7,690          128           26         7,588         0.3%
                               ------------- ------------ ------------ -------------
  Total insurance premium..... $      21,804 $      1,007 $        811 $      21,608         3.8%
                               ============= ============ ============ =============
2018
Life insurance in-force....... $   3,736,612 $    260,086 $    453,560 $   3,930,086        11.5%
                               ============= ============ ============ =============
Insurance premium
Life insurance (1)............ $      19,673 $        894 $        725 $      19,504         3.7%
Accident & health insurance...         7,210          128           27         7,109         0.4%
                               ------------- ------------ ------------ -------------
  Total insurance premium..... $      26,883 $      1,022 $        752 $      26,613         2.8%
                               ============= ============ ============ =============
2017
Life insurance in-force....... $   3,377,964 $    266,895 $    490,033 $   3,601,102        13.6%
                               ============= ============ ============ =============
Insurance premium
Life insurance (1)............ $      16,022 $      1,132 $      1,097 $      15,987         6.9%
Accident & health insurance...         7,040          121           19         6,938         0.3%
                               ------------- ------------ ------------ -------------
  Total insurance premium..... $      23,062 $      1,253 $      1,116 $      22,925         4.9%
                               ============= ============ ============ =============
--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $14.2 billion and
$1.3 billion, respectively, and life insurance premiums of $115 million and
$9 million, respectively. For the year ended December 31, 2018, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $14.7 billion and $1.2 billion, respectively, and life insurance premiums of
$117 million and $9 million, respectively. For the year ended December 31,
2017, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $16.2 billion and $1.3 billion, respectively, and life insurance premiums of $132 million and $122 million, respectively.

                                   MLIC-129

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Part C
Other Information
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The financial statements and financial highlights of each of the Divisions of the Separate Account are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2019
(3)	Statements of Operations for the year ended December 31, 2019
(4)	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2019 and 2018
(3)	Consolidated Statements of Operations for the years ended December 31, 2019 and 2018 and 2017
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019 and 2018 and 2017
(5)	Consolidated Statements of Equity for the years ended December 31, 2019 and 2018 and 2017
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2019 and 2018 and 2017
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
(b) Exhibits
Exhibit
Number	Description
1.	Resolution of the Board of Directors of Metropolitan Life Insurance Company establishing Separate Account E. (Filed with Post-Effective Amendment No.19 to Registration Statement No.2-90380/811-04001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.)
2.	Not Applicable
3(a).	Amended and Restated Principal Underwriting Agreement with MetLife Investors Distribution Company Filed with Post-Effective Amendment No. 6 to this Registration Statement, on April 23, 2019. As incorporated by reference.
3(b).	Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC). (Filed with Post-Effective Amendment No.13 to Registration Statement No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 26, 2006. As incorporated herein by reference.)
3(b)(i).	Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement). (Filed with Post-Effective Amendment No.14 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.)

Exhibit
Number	Description
3(b)(ii).	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). (Filed with Post-Effective Amendment No.17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.)
3(c).	Participation Agreement -- American Funds Insurance Series. (Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.)
3(c)(i).	Participation Agreement -- American Funds Insurance Series - Summary (Filed with Post-Effective Amendment No.15 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.)
3(c)(ii)	Amendment No. 4 to Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014. (Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2016. As incorporated herein by reference.)
3(c)(iii)	Amendment No. 3 dated May 1, 2016 to the Participation Agreement dated May 16, 1998 among Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company. (Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.)
3(d)	[Reserved]
3(e).	Participation Agreement -- Met Investors Series Trust. (Filed with Registration Statement No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.)
3(e)(i).	First Amendment to the Participation Agreement (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 26, 2009. As incorporated herein by reference.)
3(e)(ii).	Second Amendment to the Participation Agreement (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 26, 2009. As incorporated herein by reference.)
3(e)(iii).	Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No.16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.)

Exhibit
Number	Description
3(f).	Participation Agreement -- Metropolitan Series Fund. (Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.)
3(f)(i).	Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No.16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.)
(3)(g).	Form of Participation Agreement with Janus Aspen Series (Filed with Post-Effective Amendment No.16 to Registration Statement No. 333-57320/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 30, 2004. As incorporated herein by reference.)
(3)(g)(i).	Amendment No. 3 to Fund Participation Agreements - Janus Aspen Series (Institutional & Service Shares), dated November 25, 2013. (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 033-57320/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 17, 2014. As incorporated herein by reference).
(3)(h).	Form of Participation Agreement with Franklin Templeton Insurance Products Trust (Filed with Post-Effective Amendment No. 16 to Registration Statement No. 033-57320/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 30, 2004. As incorporated herein by reference.)
(3)(h)(i).	Amendment to the Participation Agreement with Franklin Templeton Insurance Products Trust (Filed with Post-Effective Amendment No. 24 to Registration Statement No. 033-57320/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 14, 2011. As incorporated herein by reference.)
(3)(h)(ii).	Amendment No. 5 to Amended and Restated Participation Agreement - Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Metropolitan Life Insurance Company, MetLife Investors Distribution Company, dated December 2, 2013. (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 17, 2014. As incorporated herein by reference).
(3)(h)(iii)	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Metropolitan Life Insurance Company and MetLife Investors Distribution Company (effective August 1, 2014). (Filed with Post-Effective Amendment No. 9 to Registration Statement No. 333-147508/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 14, 2016. As incorporated herein by reference.)
(3)(i).	Participation Agreement with Fidelity Variable Insurance Products (Filed with Post-Effective Amendment No. 8 to Registration Statement No. 2-90380/811-04001 for

Exhibit
Number	Description
Metropolitan Life Separate Account E on Form N-4 on April 30, 1997. As incorporated herein by reference.)
(3)(i)(i).	Amendment to the Participation Agreement with Fidelity Variable Insurance Products (Filed with Post-Effective Amendment No. 24 to the Registration Statement No. 033-57320/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 14, 2011. As incorporated herein by reference.)
(3)(i)(ii)	Amendment dated June 1, 2015 to the Participation Agreement dated November 25, 2002 between Metropolitan Life Insurance Company and Fidelity Distributors Corporation. (Filed with Post-Effective Amendment No. 3 to Registration Statement File No. 333-198314/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.)
(3)(i)(iii)	Amended and Restated Participation Agreement dated January 24, 2018 among Fidelity Variable Insurance Products, Fidelity Distributors Corporation and Metropolitan Life Insurance Company. (Filed with Post-Effective Amendment No. 5 to the Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2018. As incorporated herein by reference.)
(3)(j).	Form of Participation Agreement with Delaware VIP Trust (Filed with Post-Effective Amendment No. 16 to the Registration Statement No. 033-57320/811-06025 for Metropolitan Life Separate Account UL on Form N-6 on April 30, 2004. As incorporated herein by reference.)
(3)(j)(i).	Amendment dated as of November 11, 2013 to the Participation Agreement dated as of May 14, 2004 among Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and Metropolitan Life Insurance Company. (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 17, 2014. As incorporated herein by reference.)
(3)(k).	Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and Metropolitan Life Insurance Company made and entered into January 1, 2009; and Amendment No. 1 to the Participation Agreement made and entered into January 1, 2009 (Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-161094/811-08628 for Metropolitan Life Variable Annuity Separate Account II on November 2, 2009. As incorporated herein by reference.)
(3)(k)(i)	Amendment to the Participation Agreement with Legg Mason. (Filed with Post-Effective Amendment No. 24 to the Registration Statement No. 033-57320/811-06025 on Form N-6 on April 14, 2011. As incorporated herein by reference.)
(3)(k)(ii)	Amendment No. 3 to the Participation Agreement, dated December 1, 2013. (Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 17, 2014. As incorporated herein by reference).
(3)(l)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (Filed with Post-Effective Amendment No. 19 to Registration File No. 333-176654/811-04001 for Metropoitan Life Separate Account

Exhibit
Number	Description
E on Form N-4 on April 12, 2017. As incorporated herein by reference.)
(3)(m)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.)
4.	Contracts, Certificates and Endorsements (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(a).	Form of Gold Track Select Contract and Contract Schedule (New York Version) (M-14669 (4223)). For use with non-ERISA 403(b) plans. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(a)(i).	Form of Gold Track Select Certificate and Certificate Schedule (New York Version) (M-14672 (4223)). For use with non-ERISA 403(b) participants. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(a)(ii).	Fixed Account Rider (New York Version) (M-14750A (4223)). For use with non-ERISA 403(b) contracts and certificates. (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 on Form N-4 on November 1, 2013. As incorporated herein by reference. Replaces version filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(b).	Form of Gold Track Select Contract and Contract Schedule (New York Version) (M-14669 (Non-4223)). For use with ERISA 403(b), allocated 401 and 457 plans. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(b)(i).	Form of Gold Track Select Certificate and Certificate Schedule (New York Version) (M-14672 (Non-4223)). For use with ERISA 403(b), allocated 401 and 457 participants. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(b)(ii).	Fixed Account Rider (New York Version) (M-14708 (Non-4223)). For use with ERISA 403(b), allocated 401 and 457 contracts and certificates, except those subject to New York Deferred Compensation Board Rules. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(b)(iii).	Fixed Account Rider (New York Version) (M-22434 (Non-4223)). For use with 457 contracts and certificates in 457 plans subject to New York Deferred Compensation Board Rules. (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 2013. As incorporated herein by reference. Replaces version filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(c).	Form of Gold Track Select Contract and Contract Schedule (New York Version) (M-14634). For use with unallocated 401 plans. (Filed with the initial Registration

Exhibit
Number	Description
Statement No. 333-190296/811-04001 on August 1, 2013.)
4(c)(i).	Fixed Account Rider (New York Version) (M-22155). For use with unallocated 401 contracts. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(d).	401(a)/403(a) Plan Endorsement (ML-401-3-NY (5/11)). (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(e).	457(b) Plan Endorsement (Governmental and Tax-Exempt) (M-22493 (7/13)). (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(f).	Roth 401 Endorsement (ML-G-Roth-401 (11/05)). (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(g).	Tax-Sheltered Annuity Endorsement (ML-398-3 (12/08)). (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(h).	Roth 403(b) Endorsement (ML-G-Roth-398 (11/05)). (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(i).	Automatic Rollover Endorsement. (M-22472 (7/13)). (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(j).	Cash Loan Rider (M-22172-A). (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
4(k).	Death Benefit Endorsement. (M-22120). For use with unallocated 401 contract. (Filed with the initial Registration Statement No. 333-190296/811-04001 on August 1, 2013.)
5(a).	Master Data Sheet for Gold Track Select (M-21158). (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 2013. As incorporated herein by reference.)
5(b).	Enrollment Form for Gold Track Select (M-21018 GTS-PRC). (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 2013. As incorporated herein by reference.)
5(c).	Enrollment Form for Gold Track Select (M-21018 GTS-MLR). (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 for

Exhibit
Number	Description
Metropolitan Life Separate Account E on Form N-4 on November 1, 2013. As incorporated herein by reference.)
(6)(a).	Amended and Restated Charter of Metropolitan Life. (Filed with Registration Statement No.333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.)
6(b).	Amended and Restated By-Laws of Metropolitan Life. (Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017. As incorporated herein by reference.)
7.	Not Applicable
8.	Not Applicable
9.	Opinion of Counsel. (Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 2013. As incorporated herein by reference.)
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)
11.	Not Applicable
12.	Not Applicable
13.	Powers of Attorney for Metropolitan Life Insurance Company and its designated Separate Accounts (Incorporated herein by reference to the Registration Statement on form S-3 (File No.333-234816) filed on November 22, 2019.)
Item 25. Directors and Officers of the Depositor
Name, Principal Occupation and Business Address	Position and Offices with Depositor
R. Glenn Hubbard
Chairman of the Board, MetLife, Inc. Dean Emeritus and Russell L. Carson Professor of Economics and Finance, Graduate School of Business, and Professor of Economics, Faculty of Arts and Sciences, Columbia University
200 Park Avenue
New York, NY 10166	Chairman of the Board and a Director

Michel A. Khalaf President and Chief Executive Officer, MetLife, Inc. 200 Park Avenue New York, NY 10166	President and Chief Executive Officer and Director

Cheryl W. Grise Former Executive Vice President, Northeast Utilities 200 Park Avenue New York, NY 10166	Director

Carlos M. Gutierrez Co-Chair Albright Stonebridge Group 200 Park Avenue New York, NY 10166	Director

Gerald L. Hassell Former Chairman of the Board and ChiefExecutive Officer, The Bank of New York Mellon Corporation 200 Park Avenue New York, NY 10166	Director

David L. Herzog Former Chief Financial Officer and Executive Vice President of American International Group 200 Park Avenue New York, NY 10166	Director

Edward J. Kelly, III Former Chairman, Institutional Clients Group, Citigroup, Inc. 200 Park Avenue New York, NY 10166	Director

William E. Kennard Former U.S. Ambassador to the European Union 200 Park Avenue New York, New York 10166	Director

James M. Kilts Founding Partner Centerview Capital 200 Park Avenue New York, NY 10166	Director

Catherine R. Kinney Founding President and Co-Chief Operating Officer, New York Stock Exchange, Inc. 200 Park Avenue New York, NY 10166	Director

Diana McKenzieChief Information Officer, Workday, Inc. 200 Park Avenue New York, NY 10166	Director

Denise M. Morrison Former President and Chief Executive Officer Campbell Soup Company 200 Park Avenue New York, NY 10166	Director

Mark A. Weinberger Former Global Chairman and Chief Executive Officer of EY Company 200 Park Avenue New York, NY 10166	Director
Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166
Name	Position with MetLife
Michel A. Khalaf	President and Chief Executive Officer
Marlene Debel	Executive Vice President and Chief Risk Officer
Karl Erhardt	Executive Vice President and Chief Auditor
Stephen W. Gauster	Executive Vice President and General Counsel
Esther Lee	Executive Vice President and Global Chief Marketing Officer
John Dennis McCallion	Executive Vice President and Chief Financial Officer and Treasurer
William Pappas	Executive Vice President, Global Technology & Operations
Tamara Schock	Executive Vice President and Chief Accounting Officer
Susan Podlogar	Executive Vice President and Chief Human Resources Officer
Rebecca Tadikonda	Executive Vice President and Chief Strategy Officer
Ramy Tadros	Executive Vice President
Michael Zarcone	Executive Vice President
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Metropolitan Life Insurance Company under New York insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.

MetLife, Inc. Organizational Chart 12-31-19

ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES

AS OF December 31, 2019

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2018. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.	MetLife Group, Inc. (NY)

1.	MetLife Services and Solutions, LLC (DE)

a)	MetLife Solutions Pte. Ltd. (Singapore)

i)	MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

ii)	MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

B.	MetLife Home Loans, LLC (DE)

C.	Metropolitan Tower Life Insurance Company (NE)

1.	EntreCap Real Estate II LLC (DE)

a)	PREFCO Dix-Huit LLC (CT)

b)	PREFCO X Holdings LLC (CT)

c)

PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

d)	PREFCO Vingt LLC (CT)

e)

PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

2.	Plaza Drive Properties LLC (DE)

3.	MTL Leasing, LLC (DE)

a)	PREFCO IX Realty LLC (CT)

b)	PREFCO XIV Holdings LLC (CT)

c)

PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

d)	1320 Venture LLC (DE)

i)	1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

e)	1320 GP LLC (DE)

4.	MetLife Assignment Company, Inc. (DE)

PLAZA DRIVE PROPERTIES SUBLANDLORD, LLC (DE)

D.

MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company (“ALICO”), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

1.

MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited (“ITAS”) and the rest by third parties.

a)

MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

2.

Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

a)

AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

i)	Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

1)	AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

3.

MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.	MetLife Digital Ventures, Inc. (DE)

F.	Metropolitan Property and Casualty Insurance Company (RI)

1.	Metropolitan General Insurance Company (RI)

2.	Metropolitan Casualty Insurance Company (RI)

3.	Metropolitan Direct Property and Casualty Insurance Company (RI)

4.	MetLife Auto & Home Insurance Agency, Inc. (RI)

5.	Metropolitan Group Property and Casualty Insurance Company (RI)

6.	Metropolitan Lloyds, Inc. (TX)

a)

Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

7.	Economy Fire & Casualty Company (IL)

a)	Economy Preferred Insurance Company (IL)

b)	Economy Premier Assurance Company (IL)

G.	Newbury Insurance Company, Limited (DE)

H.	MetLife Investors Group, LLC (DE)

1.	MetLife Investors Distribution Company (MO)

2.	MetLife Investments Securities, LLC (DE)

1

I.	Metropolitan Life Insurance Company (“MLIC”) (NY)

1.	ML Sloan’s Lake Member, LLC (DE) - Metropolitan Life Insurance Company owns 55% and 45% by Metropolitan Tower Life Insurance Company.

2.	St. James Fleet Investments Two Limited (Cayman Islands)

a)	Park Twenty Three Investments Company (United Kingdom)

i)	Convent Station Euro Investments Four Company (United Kingdom)

b)	OMI MLIC Investments Limited (Cayman Islands)

3.	Sandpiper Cove Associates II, LLC (DE)

4.	MLIC Asset Holdings II LLC (DE)

MCJV, LLC (DE)

a)	El Conquistador MAH II LLC (DE)

5.	CC Holdco Manager, LLC (DE)

6.	Alternative Fuels I, LLC (DE)

7.	Transmountain Land & Livestock Company (MT)

8.	HPZ Assets LLC (DE)

9.	Missouri Reinsurance, Inc. (Cayman Islands)

10.	Metropolitan Tower Realty Company, Inc. (DE)

a)	Midtown Heights, LLC (DE)

11.	ML New River Village III, LLC (DE)

12.	MetLife RC SF Member, LLC (DE)

•	METLIFE ASHTON AUSTIN OWNER, LLC (DE)

•	METLIFE ACOMA OWNER, LLC (DE)

13.	23rd Street Investments, Inc. (DE)

a)	MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

b)	MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

i)

Long Island Solar Farm LLC (“LISF”)(DE) - 9.61% membership interest is held by a third party and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital, Limited Partnership has 100% beneficial interest.

ii)	Met Canada Solar ULC (Canada)

14.	MetLife Holdings, Inc. (DE)

a)	MetLife Credit Corp. (DE)

b)	MetLife Funding, Inc. (DE)

15.	Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

a)	Met II Office, LLC (FL)

16.	ML Southlands Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

ML PORT CHESTER SC MEMBER, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% is owned by Metropolitan Tower Life Insurance Company.

17.	Corporate Real Estate Holdings, LLC (DE)

18.	MetLife Tower Resources Group, Inc. (DE)

19.	ML Sentinel Square Member, LLC (DE)

20.	MetLife Securitization Depositor, LLC (DE)

21.	WFP 1000 Holding Company GP, LLC (DE)

22.	White Oak Royalty Company (OK)

23.	500 Grant Street GP LLC (DE)

24.	500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

25.	MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

26.	MetLife Retirement Services LLC (NJ)

27.	Euro CL Investments, LLC (DE)

28.	MEX DF Properties, LLC (DE)

a)	MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife, S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

MET 1065 HOTEL, LLC (DE)

29.	MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

30.	MetLife Properties Ventures, LLC (DE)

31.	Housing Fund Manager, LLC (DE)

a)

MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

b)

MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

c)

MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

32.	MLIC Asset Holdings LLC (DE)

33.	85 Broad Street Mezzanine LLC (DE)

34.	The Building at 575 Fifth Avenue Mezzanine LLC (DE)

a)	The Building at 575 Fifth Retail Holding LLC (DE)

i)	The Building at 575 Fifth Retail Owner LLC (DE)

35.	ML Bridgeside Apartments LLC (DE)

36.	MetLife Chino Member, LLC (DE)

37.	MLIC CB Holdings LLC (DE)

38.	MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.

ML MATSON MILLS MEMBER LLC (DE)

39.	Oconee Hotel Company, LLC (DE)

ML 300 THIRD MEMBER LLC (DE)

40.	Oconee Land Company, LLC (DE)

a)	Oconee Land Development Company, LLC (DE)

b)	Oconee Golf Company, LLC (DE)

c)	Oconee Marina Company, LLC (DE)

2

41.	1201 TAB Manager, LLC (DE)

42.	MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

43.	MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by Metropolitan Tower Life Insurance Company.

44.	1001 Properties, LLC (DE)

45.	6104 Hollywood, LLC (DE)

46.	Boulevard Residential, LLC (DE)

47.	ML-AI MetLife Member 3, LLC (DE)

•	WHITE TRACT II, LLC (DE)

•	METLIFE JAPAN US EQUITY FUND LP (DE)

•	METLIFE JAPAN US EQUITY OWNERS LLC (DE)

48.	Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company, Inc.

49.	Marketplace Residences, LLC (DE)

50.	ML Swan Mezz, LLC (DE)

a)	ML Swan GP, LLC (DE)

51.	ML Dolphin Mezz, LLC (DE)

a)	ML Dolphin GP, LLC (DE)

52.	Haskell East Village, LLC (DE)

53.	MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by Metropolitan Tower Life Insurance Company.

54.	150 North Riverside PE Member, LLC (DE) - MLIC owns an 81.45% membership interest and Metropolitan Tower Life Insurance Company owns a 18.55% membership interest

55.	ML Terraces, LLC (DE)

56.	Chestnut Flats Wind, LLC (DE)

57.	MetLife 425 MKT Member, LLC (DE)

58.	MetLife OFC Member, LLC (DE)

59.	MetLife THR Investor, LLC (DE)

60.	ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

61.	ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

62.	MetLife CB W/A, LLC (DE)

63.	MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

ML BLOCK 40, LLC (DE)

64.	10700 Wilshire, LLC (DE)

65.	Viridian Miracle Mile, LLC (DE)

66.	MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by Metropolitan Tower Life Insurance Company.

67.	MetLife OBS Member, LLC (DE)

68.	MetLife 1007 Stewart, LLC (DE)

69.	ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC’s ownership interest is owned by MLIC and 1.03% by Metropolitan Tower Life Insurance Company.

70.	MetLife Treat Towers Member, LLC (DE)

71.	MetLife FM Hotel Member, LLC (DE)

a)	LHCW Holdings (U.S.) LLC (DE)

i)	LHC Holdings (U.S.) LLC (DE)

1)	LHCW Hotel Holding LLC (DE)

aa)	LHCW Hotel Holding (2002) LLC (DE)

bb)	LHCW Hotel Operating Company (2002) LLC (DE)

72.	ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by Metropolitan Tower Life Insurance Company.

73.	MetLife SP Holdings, LLC (DE)

a)	MetLife Private Equity Holdings, LLC (DE)

74.	Buford Logistics Center, LLC (DE)

75.	MetLife Park Tower Member, LLC (DE)

a)	Park Tower REIT, Inc. (DE)

i)	Park Tower JV Member, LLC (DE)

76.	MCPP Owners, LLC (DE) - 87.34% is owned by MLIC, 1.81% by Metropolitan Tower Life Insurance Company, and 10.85% by MTL Leasing, LLC.

77.	MetLife HCMJV 1 GP, LLC (DE)

METLIFE HCMJV 1 LP, LLC (DE)

78.	MetLife ConSquare Member, LLC (DE)

79.	MetLife Ontario Street Member, LLC (DE)

80.	1925 WJC Owner, LLC (DE)

ML BELLEVUE MEMBER, LLC (DE)

81.	MetLife Member Solaire, LLC (DE)

82.	Sino-US United MetLife Insurance Company, Ltd. - 50% of Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

83.	MetLife Property Ventures Canada ULC (Canada)

84.	MetLife Canadian Property Ventures, LLC (NY)

METLIFE LEGAL PLANS, INC. (DE)

a)	HYATT LEGAL PLANS OF FLORIDA, INC. (FL)

b)	BEQUEST, INC. (DE)

1.	WILLWISER LLC (FL)

2.	THE INHERITANCE COMPANY (DE)

85.	ML Cerritos TC Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

86.	MetLife Boro Station Member, LLC (DE)

87.	MetLife 8280 Member, LLC (DE)

88.	Southcreek Industrial Holdings, LLC (DE)

89.	MMP Owners, LLC (DE) - 98.82% is owned by MLIC and 1.18% is owned by Metropolitan Property and Casualty Insurance Company.

ML Armature Member, LLC (DE)

90.	ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company.

MMP OWNERS III, LLC (DE)

a)	METLIFE MULTI-FAMILY PARTNERS III, LLC (DE)

b)	MMP HOLDINGS III, LLC (DE)

1.	MMP CEDAR STREET REIT, LLC (DE)

a.	MMP CEDAR STREET OWNER, LLC (DE)

2.	MMP SOUTH PARK REIT, LLC (DE)

a.	MMP SOUTH PARK OWNER, LLC (DE)

3.	MMP OLIVIAN REIT, LLC (DE)

a.	MMP OLIVIAN OWNER, LLC (DE)

MC PORTFOLIO JV MEMBER, LLC (DE)

J.	MetLife Capital Trust IV (DE)

3

K.	MetLife Investment Advisors, LLC (DE)

1.	MetLife Alternatives GP, LLC (DE)

a)

MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

b)

MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

c)

MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

d)

MetLife International PE Fund III, LP (Cayman Islands) - 88.93% of the limited partnership interests of MetLife International PE Fund III, LP is owned by MetLife Insurance K.K., 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

e)

MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K., 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

f)

MetLife International PE Fund V, LP (Cayman Islands) - 81.699% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 15.033% is owned by MetLife Limited (Hong Kong) and the remaining 3.268% is owned by MetLife Insurance Company of Korea.

g)

MetLife International PE Fund VI, LP (Cayman Islands) - 76.323% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 20.208% is owned by MetLife Limited and the remaining 3.469% is owned by MetLife Insurance Company of Korea.

2.	MetLife Loan Asset Management LLC (DE)

3.	MLIA SBAF COLONY MANAGER LLC (DE), METLIFE JAPAN US EQUITY FUND GP LLC (DE)

4.	MetLife Core Property Fund GP, LLC (DE)

a)

MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the “Fund”). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 15.60%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 2.52%, MetLife Insurance Company of Korea Limited owns 2.04%, MetLife Insurance K.K. owns 6.94%, Metropolitan Property and Casualty Insurance Company owns 1.76% and Metropolitan Tower Life Insurance Company owns 0.05%.

i)	MetLife Core Property REIT, LLC (DE)

1)

MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCP Property Management, LLC; MCP One Westside, LLC; MCP 7 Riverway, LLC; MCPF Acquisition, LLC; MCP SoCal Industrial - Springdale, LLC; MCP SoCal Industrial - Concourse, LLC; MCP SoCal Industrial - Kellwood, LLC; MCP SoCal Industrial - Redondo, LLC; MCP SoCal Industrial - Fullerton, LLC; MCP SoCal Industrial - Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MetLife Core Property TRS, LLC; MCP SoCal Industrial - LAX, LLC; MCP SoCal Industrial - Anaheim, LLC; MCP SoCal Industrial - Canyon, LLC; MCP SoCal Industrial - Bernardo, LLC; MCP Ashton South End, LLC; MCP Lodge At Lakecrest, LLC; MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Highland Park Lender, LLC; MCP Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC; MCP 9020 Murphy Road, LLC; MCP Atlanta Gateway, LLC; MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP Northyards Master Lessee, LLC (100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA II, LLC (100%); MCP West Broad Marketplace, LLC; MCP Union Row, LLC; MCP Fife Enterprise Center, LLC; MCP 2 Ames, LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC (100%); MCP 2 Ames Owner, LLC (89%); MCP 350 Rohlwing, LLC; MCP - Wellington, LLC; MCP Onyx, LLC; MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC (100%); MCP Valley Forge Owner, LLC (89%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); MCP 60 11th Street Member, LLC; 60 11th Street, LLC (100%); MCP Fife Enterprise Member, LLC; Fife Enterprise Center Venture, LLC (100%); MCP-English Village, LLC; MCP 100 Congress Member, LLC; 100 Congress Venture, LLC (55%); 100 Congress REIT, LLC (55%); 100 Congress Owner, LLC (55%); MCP DMCBP Phase II Member, LLC; DMCBP Phase II Venture, LLC (95%); Des Moines Creek Business Park Phase II, LLC (95%); MCP Magnolia Park Member, LLC; Magnolia Park Greenville Venture, LLC (90%); Magnolia Park Greenville, LLC (90%); MCP Denver Pavilions Member, LLC; Denver Pavilions Venture, LLC (80%); Denver Pavilions OwnerCo, LLC (80%); MCP Buford Logistics Center 2 Member, LLC; Buford Logistics Center 2 Venture, LLC (95%); Buford Logistics Center Bldg A Venture, LLC (95%); MCP Seattle Gateway I Member, LLC; Seattle Gateway I Venture, LLC (95%); Seattle Gateway Industrial I, LLC (95%); MCP 249 Industrial Business Park Member, LLC; 249 Industrial Business Park Venture, LLC (95%); 249 Industrial Business Park, LLC (95%); MCP Seattle Gateway II Member, LLC; Seattle Gateway II Venture, LLC (95%); Seattle Gateway Industrial II, LLC (95%); MCP Seventh and Osborn Retail Member, LLC; Seventh and Osborn Retail Venture, LLC (92.5%); Seventh and Osborn Retail, LLC (92.5%); MCP Seventh and Osborn MF Member, LLC; Seventh and Osborn MF Venture, LLC (92.5%); High Street Seventh and Osborn Apartments, LLC (92.5%); MCP Block 23 Member, LLC; Block 23 Residential Investors, LLC (90%); SLR Block 23 Residential Owner, LLC (90%); MCP Burnside Member, LLC; Alta Burnside Venture, LLC (92.5%); Alta Burnside, LLC (92.5%); MCP Mountain Technology Center Member TRS, LLC; Mountain Technology Center Venture, LLC (95%); Mountain Technology Center Venture Sub A, LLC (95%); Mountain Technology Center Venture Sub B, LLC (95%); Mountain Technology Center Venture Sub C, LLC (95%); Mountain Technology Center Venture Sub D, LLC (95%); Mountain Technology Center Venture Sub E, LLC (95%).

aa)	MCP Property Management, LLC (DE)

bb)	MCP Core Property TRS, LLC (DE)

MCP COMMON DESK TRS, LLC (DE)

5.	MIM I LLC (PA), MIM EMD GP, LLC (DE)

6.	MIM Property Management, LLC (DE)

a)	MIM Property Management of Georgia 1, LLC (DE)

7.	MetLife Commercial Mortgage Income Fund GP, LLC (DE)

a)

MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the “Fund”). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 26.6%, MetLife Insurance Company of Korea Limited owns 2.1%, MetLife Limited owns 2.7%, Metropolitan Life Insurance Company of Hong Kong Limited owns 0.03% and Metropolitan Tower Life Insurance Company owns 2.7% (the remainder is held by third party investors).

i)	MetLife Commercial Mortgage REIT, LLC (DE)

1)	MetLife Commercial Mortgage Originator, LLC (DE)

aa)	MCMIF Holdco I, LLC (DE)

bb)	MCMIF Holdco II, LLC (DE)

8.	MLIA SBAF Manager, LLC (DE)

9.	MLIA Manager I, LLC (DE)

10.	ML - URS PORT CHESTER SC MANAGER, LLC (DE), ML BELLEVUE MANAGER, LLC (DE) and MLIA Park Tower Manager, LLC (DE)

11.	MetLife Middle Market Private Debt GP, LLC (DE)

a.

MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the general partner of MetLife Middle Market Private Debt Fund, LP (the “Fund”). The following affiliates hold limited partnership interests in the Fund: MetLife Private Equity Holdings, LLC (31.15%) and Metropolitan Life Insurance Company (31.15%). The remainder is held by third party investors.

12.	MetLife Middle Market Private Debt Parallel GP, LLC (DE)

a.

MetLife Middle Market Private Debt Parallel Fund, LP (Cayman Islands) - MetLife Middle Market Private Debt Parallel GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (100%).

L.	SafeGuard Health Enterprises, Inc. (DE)

1.	MetLife Health Plans, Inc. (DE)

2.	SafeGuard Health Plans, Inc. (CA)

3.	SafeHealth Life Insurance Company (CA)

4.	SafeGuard Health Plans, Inc. (FL)

5.	SafeGuard Health Plans, Inc. (TX)

M.	Cova Life Management Company (DE)

N.	MetLife Reinsurance Company of Charleston (SC)

O.	MetLife Reinsurance Company of Vermont (VT)

P.	Delaware American Life Insurance Company (DE)

Q.	Federal Flood Certification LLC (TX)

R.	MetLife Global Benefits, Ltd. (Cayman Islands)

S.

Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

T.	MetLife Consumer Services, Inc. (DE)

U.	MetLife Global, Inc. (DE)

V.	MetLife Insurance Brokerage, Inc. (NY)

4

W.	American Life Insurance Company (ALICO) (DE)

1.	MetLife Insurance K.K. (Japan)

a)	Communication One Kabushiki Kaisha (Japan)

b)	FORTISSIMO CO., LTD (Japan)

c)	METLIFE JAPAN US EQUITY OWNERS (BLOCKER) LLC (DE)

2.	MetLife Global Holding Company I GmbH (SWISS I) (Switzerland)

a)	MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

b)	MetLife Global Holding Company II GmbH (Swiss II) (Switzerland)

i)	MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

ii)	ALICO European Holdings Limited (Ireland)

1)	Closed Joint-stock Company Master-D (Russia)

aa)

Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by Closed Joint-stock Company Master-D and 49% is owned by MetLife Global Holding Company II GmbH.

iii)	MetLife Asia Holding Company Pte. Ltd. (Singapore)

1)	MetLife Innovation Centre Pte. Ltd. (Singapore)

2)	LumenLab Malaysia Sdn. Bhd. (Malaysia)

iv)	MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

v)	MetLife Investment Management Limited (United Kingdom)

vi)

MM Global Operations Support Center, S.A. de C.V. (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

1.	Fundacion MetLife Mexico, A.C. (Mexico)

vii)

MetLife Colombia Seguros de Vida S.A. (Colombia) - 89.999965713458300000% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000031593881300000000% is owned by MetLife Global Holding Company I GmbH, 0.000000897553447019009% is owned by International Technical and Advisory Services Limited, 0.000000897553447019009% is owned by Borderland Investments Limited and 0.000000897553447019009% by Natiloportem Holdings, LLC.

viii)	PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

ix)	MetLife Innovation Centre Limited (Ireland)

x)	MetLife EU Holding Company Limited (Ireland)

1)	MetLife Europe d.a.c (Ireland)

1.	MetLife Pension Trustees Limited (United Kingdom)

2)	Agenvita S.r.l. (Italy)

3)	MetLife Europe Insurance d.a.c (Ireland)

4)	MetLife Europe Services Limited (Ireland)

5)	MetLife Services, Sociedad Limitada (Spain)

6)	MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

7)	MetLife Solutions S.A.S. (France)

8)

Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

9)	MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

aa)	MetLife Services Sp z.o.o. (Poland)

bb)	MetLife Towarzystwo Funduszy Inwestycyjnych, S.A. (Poland)

cc)	MetLife Powszechne Towarzystwo Emerytalne S.A. (Poland)

10)	MetLife Services Cyprus Limited (Cyprus)

aa)	Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by MetLife Services Cyprus Limited and the remaining is owned by a third party.

11)	MetLife Services EOOD (Bulgaria)

12)	MetLife Life Insurance S.A. (Greece)

aa)	MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

13)	First American-Hungarian Insurance Agency Limited (Hungary)

xi)	MetLife Investment Management Holdings (Ireland)Limited (Ireland)

1)	MetLife Investments Asia Limited (Hong Kong)

2)	MetLife Syndicated Bank Loan Lux GP, S.a.r.l. (Luxembourg)

aa)

MetLife BL Feeder (Cayman), LP (Cayman Islands) - MetLife BL (Cayman), LP is an investors in the Fund. The following affiliates hold limited partnership interest in the feeder: MetLife Limited (3.14%), MetLife Insurance K.K. (93.72%) and MetLife Insurance Company of Korea Limited (3.14%).

bb)

MetLife BL Feeder, LP (DE) - MetLife BL Feeder, LP is an investor in the Fund. The following affiliate holds a limited partnership interest in the feeder: Metropolitan Life Insurance Company (49.26%). In addition, there is one third party investor (50.74%).

cc)

MetLife Syndicated Bank Loan Fund, SCSp (Luxembourg) - MetLife Syndicated Bank Loan Lux GP, Sarl is the general partner of MetLife Syndicated Bank Loan Fund, SCSp (the “Fund”). The only investors in the Fund are MetLife BL Feeder (Cayman), LP and MetLife BL Feeder, LP.

3)	MetLife Investments Limited (United Kingdom) - 99.9% of MetLife Investments Limited (UK) is MetLife Investment Management Holdings (Ireland) Limited and .01% by MetLife Global Holding Company II GmbH.

4)

MetLife Latin America Asesorias e Inversiones Limitada (Chile) - 99.99% of MetLife Latin American Asesorias e Inversiones Limitada is owned by MetLife Investment Management Holdings (Ireland) Limited and .01% is owned by MetLife Global Holding Company II GmbH (Swiss).

5)	MetLife Global Infrastructure LUX GP, S.a.r.l. (Luxembourg)

xii)	MetLife Asia Services Sdn. Bhd (Malasya)

1)	ALICO OPERATIONS, LLC (DE)

2)	MetLife Asset Management Corp. (Japan) - The official entity name is “MetLife Asset Management Corp. (Japan)” and it is domiciled in Japan.

3)	MetLife Seguros S.A. (Uruguay)

xiii)	MetLife International Holdings, LLC (DE)

1)	Natiloportem Holdings, LLC (DE)

aa)

Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios, S.A. de C.V.

i)	MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

ii)	MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

2)	PNB MetLife India Insurance Company Limited (India)- 32.05% is owned by MetLife International Holdings, LLC and the remainder is owned by third parties.

3)	Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, LLC and 0.00065% is owned by Natiloporterm Holdings, LLC.

4)	MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

5)

Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

6)

MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

7)	MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

8)	Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

9)	Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

aa)

MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. is held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

10)	MetLife Worldwide Holdings, LLC (DE)

aa)	MetLife Limited (Hong Kong)

i)	BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

11)	MetLife International Limited, LLC (DE)

12)	MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

13)	MetLife Asia Limited (Hong Kong)

14)	AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

15)	AmMetLife Takaful Berhad (Malaysia) - 49.999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

16)	MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

17)

MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

5

18)	MetLife Ireland Holdings One Limited (Ireland)

aa)	MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

i)	MetLife Ireland Treasury d.a.c (Ireland)

1)	MetLife General Insurance Limited (Australia)

2)

MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury d.a.c and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

aaa)	The Direct Call Centre PTY Limited (Australia)

bbb)	MetLife Investments PTY Limited (Australia)

i)

MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited (“MIPL”). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

ii)	Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, LLC.

1)	MetLife Mexico Holdings, S. de R.L. de C.V. (Mexico) - 99.99995% is owned by Metropolitan Global Management, LLC, and .00005% is owned by Excelencia Operativa y Tecnologica,S.A. de C.V.

aaa)	MetLife Pensiones Mexico S.A. (Mexico)- 97.5125% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2.4875% is owned by MetLife International Holdings, LLC.

bbb)	MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2% is owned by MetLife International Holdings, LLC.

ccc)	MetLife Mexico S.A. (Mexico)- 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 0.949729% is owned by MetLife International Holdings, LLC.

i)	ML Capacitacion Comercial S.A. de C.V.(Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

2)	MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

aaa)	MetLife Financial Services, Co., Ltd. (South Korea)

3.	International Investment Holding Company Limited (Russia)

4.	Borderland Investments Limited (DE)

a)	ALICO Hellas Single Member Limited Liability Company (Greece)

5.	International Technical and Advisory Services Limited (“ITAS”) (DE)

6.	ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

a)	Global Properties, Inc. (DE)

7.

MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

X.	MetLife European Holdings, LLC (DE)

Y.	MetLife Investment Management Holdings, LLC (DE)

1)	Logan Circle Partners GP, LLC (PA)

2)	Logan Circle Partners, L.P. (PA)

a)	Logan Circle Partners I LLC (PA)

b)	Logan Circle Partners Investment Management, LLC (DE)

3)	MetLife Real Estate Lending Manager LLC (DE)

4)	MetLife Real Estate Lending LLC (DE)

5)	ML Venture 1 Manager, S. de R.L. de C.V. (Mexico) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.

1) The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

6

Item 27. Number of Contract Owners
As of December 31, 2019, there were 826 owners of qualified contracts and 0 owners of non-qualified contracts.
Item 28. Indemnification
As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant’s principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.
MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.
MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
MetLife Investors Distribution Company is the principal underwriter for the following investment companies (including the Registrant):
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S
(b)	MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.

Name And Principal Business Address	Positions And Offices With Underwriter
Derrick Kelson 200 Park Avenue New York, NY 10166	Director, Chairman of the Board, President and Chief Executive Officer

Elisabeth Bedore 1 MetLife Way Whippany, NJ 07981	Vice President, Chief Compliance Officer

Kelli Buford 200 Park Avenue New York, NY 10166	Secretary

Frank Cassandra 501 Route 22 Bridgewater, NJ 08807	Director, Senior Vice President

Bradd Chignoli 501 Route 22 Bridgewater, NJ 08807	Director and Senior Vice President

Charles Connery 1 MetLife Way Whippany, NJ 07981	Vice President and Treasurer

Dina Lumerman 501 Route 22 Bridgewater, NJ 08807	Director, Senior Vice President

Justin Saudo 200 Park Avenue New York, NY 10166	Vice President and Chief Information Security Officer

Thomas Schuster 200 Park Avenue New York, NY 10166	Director, Senior Vice President

Stuart Turetsky 18210 Crane Nest Dr Tampa, FL 33647	Chief Financial Officer

Robin Wagner 200 Park Avenue New York, NY 10166	Legal Officer
Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	$44,403,101.29	$0	$0	$0
Item 30. Location of Accounts and Records
The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:
Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166
MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166
Item 31. Management Services
Not Applicable.

Item 32. Undertakings
The undersigned Registrant hereby undertakes:
(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;
(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)	The undersigned registrant represents that for its TSA variable annuities it is relying on the “no-action” position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.
(e)	The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the “no-action” position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.
Metropolitan Life Insurance Company hereby represents that the aggregate fees and charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Metropolitan Life Insurance Company under the Contracts.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the township of Bergenfield, and state of New Jersey on this 23 day of April, 2020.
METROPOLITAN LIFE SEPARATE ACCOUNT E
(Registrant)
BY:	METROPOLITAN LIFE INSURANCE COMPANY
(Depositor)
BY: /s/ Dina Lumerman

Dina Lumerman
Senior Vice President
BY:	METROPOLITAN LIFE INSURANCE COMPANY
(Depositor)
BY: /s/ Dina Lumerman

Dina Lumerman
Senior Vice President

Signatures
As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the date indicated on April 23, 2020.
Signature		Title
* R. Glenn Hubbard		Chairman of the Board and Director
* Michel A. Khalaf		President and Chief Executive Officer and Director
* John Dennis McCallion		Executive Vice President and Chief Financial Officer and Treasurer
* Tamara Schock		Executive Vice President and Chief Accounting Officer
* Cheryl W. Grisé		Director
* Carlos M. Gutierrez		Director
* Gerald L Hassell		Director
* David L. Herzog		Director
* Edward J. Kelly, III		Director
William E. Kennard		Director
* James M. Kilts		Director
* Catherine R. Kinney		Director
* Diana McKenzie		Director
* Denise M. Morrison		Director
* Mark A. Weinberger		Director
By:	/s/ Robin Wagner Robin Wagner Attorney-in-Fact April 23, 2020
*Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.

Exhibit Index
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)